UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

2014 Annual Report

TIAA-CREF

Real Estate Securities Fund

of the TIAA-CREF Funds

March 31, 2014

Understanding your fund report

This annual report contains information about the Real Estate Securities Fund and describes the fund’s results for the twelve months ended March 31, 2014. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of March 31, 2014.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 9 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2013–March 31, 2014).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended March 31, 2014

			Expenses paid
	Beginning	Ending	during period	*
	account value	account value	(10/1/13–
Real Estate Securities Fund	(10/1/13)	(3/31/14)	3/31/14)

Institutional Class
Actual return	$1,000.00	$1,088.36	$2.71
5% annual hypothetical return	1,000.00	1,022.34	2.62

Premier Class
Actual return	$1,000.00	$1,087.47	$3.49
5% annual hypothetical return	1,000.00	1,021.59	3.38

Retirement Class
Actual return	$1,000.00	$1,087.35	$4.01
5% annual hypothetical return	1,000.00	1,021.09	3.88

Retail Class
Actual return	$1,000.00	$1,086.23	$4.42
5% annual hypothetical return	1,000.00	1,020.69	4.28

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.52% for the Institutional Class, 0.67% for the Premier Class, 0.77% for the Retirement Class and 0.85% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited and is used by FTSE under license. All rights in the FTSE NAREIT Index Series vest in FTSE and the National Association of Real Estate Investment Trusts (“NAREIT”). Neither FTSE nor its licensors, nor NAREIT accept any liability for any errors or omissions in the FTSE NAREIT Index Series or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	5

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2014

The Real Estate Securities Fund returned 4.89% for the Institutional Class, compared with the 3.25% return of its benchmark, the FTSE NAREIT All Equity REITs Index. The table on the following page shows returns for all share classes of the fund.

From April 1 through year-end 2013, real estate investment trusts (REITs) and other interest-rate-sensitive assets sold off. Investors worried that the Federal Reserve would begin tapering its accommodative monetary policies, designed to stimulate the economy by restraining long-term interest rates. At the same time, yields on U.S. Treasury securities rose, making them more attractive for some income-oriented investors. Because REITs are required to distribute most of their taxable income as dividends, they have traditionally competed with bonds for investors seeking current income.

In the first quarter of 2014, the Fed finally began reducing its massive bond-buying program, and investors once again turned to REITs for their historically strong earnings potential. The fund’s benchmark returned 8.52% for the quarter, enabling it to end the twelve months with a modest gain.

For the period, REITs significantly lagged the 22.61% gain of the broad U.S. stock market, as measured by the Russell 3000® Index, but outpaced the –0.10% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2014, the fund’s benchmark returned an average annual 8.27%, versus 7.86% for the Russell 3000 Index and 4.46% for the Barclays aggregate index.

Successful stock choices help the fund outpace its benchmark

For the period, eleven of the benchmark’s 14 property sectors advanced. The largest positive contributions came from the lodging and resorts (up 18.4%), office (up 8.9%) and self-storage (up 16.3%) sectors. Health care REITs returned –11.3%, as investors awaited the outcomes of mergers and acquisitions activity within the sector.

The fund outperformed its benchmark because of numerous successful stock choices, including a nonbenchmark position in Thomas Properties and an underweight in forest products manufacturer Rayonier. Overweights in office REIT SL Green and regional mall operator General Growth Properties helped as well.

These positive contributions were partly offset by the negative effects of overweight stakes in American Campus Communities and Parkway Properties, an office REIT. An underweight position in Vornado Realty Trust also detracted. During the period, the fund owned the stocks of several companies that are not REITs but that engage in real estate-related activity.

6	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of March 31, 2014

		Total	Average annual
		return	total return

Real Estate Securities Fund	Inception date	1 year	5 years		10 years

Institutional Class	10/1/2002	4.89%	27.79%		7.14%
Premier Class	9/30/2009	4.81	27.63	*	7.07	*
Retirement Class	10/1/2002	4.70	27.47		6.92
Retail Class	10/1/2002	4.56	27.41		6.93

FTSE NAREIT All Equity REITs Index	—	3.25	28.31		8.27

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	7

Real Estate Securities Fund

Portfolio composition

% of net assets
Industry	as of 3/31/2014

Specialized REITs	26.1
Retail REITs	20.3
Residential REITs	15.0
Office REITs	11.7
Diversified REITs	9.3
Industrial REITs	8.9
Mortgage REITs	1.5
Real estate services	1.3
Hotels, resorts & cruise lines	1.1
Homebuilding	0.9
Forest products	0.8
Diversified real estate activities	0.7
Publishing	0.4
Real estate development	0.1
Short-term investments, other assets & liabilities, net	1.9

Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 3/31/2014

More than $50 billion	11.8
More than $15 billion–$50 billion	41.3
More than $2 billion–$15 billion	37.3
$2 billion or less	9.6

Total	100.0

8	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Portfolio of investments

Real Estate Securities Fund ¡ March 31, 2014

Shares		Company	Value

COMMON STOCKS—98.1%

DIVERSIFIED REAL ESTATE ACTIVITIES—0.7%
762,000		Hang Lung Group Ltd	$3,841,194
2,200,000		Hang Lung Properties Ltd	6,347,073
		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	10,188,267

DIVERSIFIED REITS—9.3%
1,100,000		American Realty Capital Properties, Inc	15,422,000
2,800,000		Mexico Real Estate Management S.A de C.V.	5,250,201
675,000		Retail Opportunities Investment Corp	10,084,500
2,700,000		Spirit Realty Capital, Inc	29,646,000
500,000		Vornado Realty Trust	49,280,000
375,000		WP Carey, Inc	22,526,250
		TOTAL DIVERSIFIED REITS	132,208,951

FOREST PRODUCTS—0.8%
700,000	*	Louisiana-Pacific Corp	11,809,000
		TOTAL FOREST PRODUCTS	11,809,000

HOMEBUILDING—0.9%
400,000		DR Horton, Inc	8,660,000
175,000	*	Taylor Morrison Home Corp	4,112,500
		TOTAL HOMEBUILDING	12,772,500

HOTELS, RESORTS & CRUISE LINES—1.1%
325,000		Extended Stay America, Inc	7,400,250
600,000	*	Orient-Express Hotels Ltd (Class A)	8,646,000
		TOTAL HOTELS, RESORTS & CRUISE LINES	16,046,250

INDUSTRIAL REITS—8.9%
240,000		EastGroup Properties, Inc	15,098,400
525,000		First Industrial Realty Trust, Inc	10,143,000
4,000,000		Global Logistic Properties	8,441,749
1,750,000		Prologis, Inc	71,452,500
600,000		STAG Industrial, Inc	14,460,000
350,000		Terreno Realty Corp	6,618,500
		TOTAL INDUSTRIAL REITS	126,214,149

MORTGAGE REITS—1.5%
100,000		Blackstone Mortgage Trust, Inc	2,875,000
550,000		NorthStar Realty Finance Corp	8,877,000
300,000		Starwood Property Trust, Inc	7,077,000
225,000		Two Harbors Investment Corp	2,306,250
		TOTAL MORTGAGE REITS	21,135,250

OFFICE REITS—11.7%
500,000		Boston Properties, Inc	57,265,000
800,000		Brandywine Realty Trust	11,568,000
200,000		Digital Realty Trust, Inc	10,616,000
350,000		HRPT Properties Trust	9,205,000
220,000		Kilroy Realty Corp	12,887,600
1,300,000		Parkway Properties, Inc	23,725,000

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	9

Portfolio of investments	continued

Real Estate Securities Fund ¡ March 31, 2014

Shares		Company	Value

OFFICE REITS—continued
400,000		SL Green Realty Corp	$40,248,000
		TOTAL OFFICE REITS	165,514,600

OTHER DIVERSIFIED FINANCIAL SERVICES—0.0%
211,200	*,b,m	People’s Choice Financial Corp	0
		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

PUBLISHING—0.4%
120,000		Rightmove plc	5,280,560
		TOTAL PUBLISHING	5,280,560

REAL ESTATE DEVELOPMENT—0.1%
10,440	*	Howard Hughes Corp	1,489,892
		TOTAL REAL ESTATE DEVELOPMENT	1,489,892

REAL ESTATE SERVICES—1.3%
550,000		Kennedy-Wilson Holdings, Inc	12,380,500
150,000	*	Realogy Holdings Corp	6,517,500
		TOTAL REAL ESTATE SERVICES	18,898,000

RESIDENTIAL REITS—15.0%
500,000		Apartment Investment & Management Co (Class A)	15,110,000
525,000		AvalonBay Communities, Inc	68,943,000
1,350,000		Education Realty Trust, Inc	13,324,500
350,000		Equity Lifestyle Properties, Inc	14,227,500
875,000		Equity Residential	50,741,250
240,000		Essex Property Trust, Inc	40,812,000
200,000		Sun Communities, Inc	9,018,000
		TOTAL RESIDENTIAL REITS	212,176,250

RETAIL REITS—20.3%
550,000		Equity One, Inc	12,287,000
225,000		Federal Realty Investment Trust	25,812,000
2,150,000		General Growth Properties, Inc	47,300,000
450,000		Pennsylvania Real Estate Investment Trust	8,122,500
600,000		Regency Centers Corp	30,636,000
1,000,000		Simon Property Group, Inc	164,000,000
		TOTAL RETAIL REITS	288,157,500

SPECIALIZED REITS—26.1%
875,000		American Tower Corp	71,636,250
700,000		CubeSmart	12,012,000
400,000		Extra Space Storage, Inc	19,404,000
164,681		Gaming and Leisure Properties, Inc	6,004,269
350,000		HCP, Inc	13,576,500
275,000		Health Care REIT, Inc	16,390,000
550,000		Healthcare Realty Trust, Inc	13,282,500
1,000,000		Healthcare Trust of America, Inc	11,390,000
1,250,000		Host Marriott Corp	25,300,000
250,000		Plum Creek Timber Co, Inc	10,510,000
325,000		Potlatch Corp	12,574,250
250,000		Public Storage, Inc	42,122,500
550,000		RLJ Lodging Trust	14,707,000

10	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments	concluded

Real Estate Securities Fund ¡ March 31, 2014

Shares		Company			Value

SPECIALIZED REITS—continued
1,800,000	*	Strategic Hotels & Resorts, Inc			$18,342,000
1,550,000		Sunstone Hotel Investors, Inc			21,281,500
850,000		Ventas, Inc			51,484,500
300,000		Weyerhaeuser Co			8,805,000
		TOTAL SPECIALIZED REITS			368,822,269
		TOTAL COMMON STOCKS	(Cost $1,152,249,324)		1,390,713,438

				Maturity
Principal		Issuer	Rate	Date

SHORT-TERM INVESTMENTS—0.6%

TREASURY DEBT—0.6%
$7,450,000		United States Treasury Bill	0.055%	4/24/2014	7,449,738
		TOTAL TREASURY DEBT			7,449,738
		TOTAL SHORT-TERM INVESTMENTS (Cost $7,449,738)			7,449,738

		TOTAL PORTFOLIO—98.7% (Cost $1,159,699,062)			1,398,163,176
		OTHER ASSETS & LIABILITIES, NET—1.3%			18,898,941
		NET ASSETS—100.0%			$1,417,062,117

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	11

Statement of assets and liabilities

Real Estate Securities Fund  ■  March 31, 2014

ASSETS
Portfolio investments, at value†	$1,398,163,176
Cash	8,934,073
Receivable from securities transactions	8,365,931
Receivable from Fund shares sold	2,258,513
Dividends and interest receivable	3,877,313
Other	60,417

Total assets	1,421,659,423

LIABILITIES
Management fees payable	113,239
Service agreement fee payable	9,647
Distribution fee payable	43,808
Due to affiliates	11,320
Payable for securities transactions	3,322,803
Payable for Fund shares redeemed	946,233
Accrued expenses and other payables	150,256

Total liabilities	4,597,306

NET ASSETS	$1,417,062,117

NET ASSETS CONSIST OF:
Paid-in-capital	$1,177,843,537
Undistributed net investment income (loss)	4,173,234
Accumulated net realized gain (loss) on total investments	(3,418,768)
Net unrealized appreciation (depreciation) on total investments	238,464,114

NET ASSETS	$1,417,062,117

INSTITUTIONAL CLASS:
Net assets	$950,768,904
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	72,032,972

Net asset value per share	$13.20

PREMIER CLASS:
Net assets	$47,330,277
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,583,765

Net asset value per share	$13.21

RETIREMENT CLASS:
Net assets	$238,718,114
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,503,335

Net asset value per share	$13.64

RETAIL CLASS:
Net assets	$180,244,822
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,739,627

Net asset value per share	$13.12
† Portfolio investments, cost	$1,159,699,062

12	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations

Real Estate Securities Fund  ■  For the year ended March 31, 2014

INVESTMENT INCOME
Dividends*	$34,051,976
Dividends from affiliated investments	229,023
Interest	5,505

Total income	34,286,504

EXPENSES
Management fees	6,700,945
Shareholder servicing — Institutional Class	7,514
Shareholder servicing — Premier Class	243
Shareholder servicing — Retirement Class	598,744
Shareholder servicing — Retail Class	159,340
Distribution fees — Premier Class	82,721
Distribution fees — Retail Class	453,351
Administrative service fees	74,341
Other expenses	289,055

Total expenses	8,366,254

Net Investment income (loss)	25,920,250

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	15,863,458
Written options	572,150
Foreign currency transactions	(7,932)

Net realized gain (loss) on total investments	16,427,676
Change in unrealized appreciation (depreciation) on:
Portfolio investments	20,770,437
Affiliated investments	(2,569,970)

Net change in unrealized appreciation (depreciation) on total investments	18,200,467

Net realized and unrealized gain (loss) on total investments	$34,628,143

Net increase (decrease) in net assets from operations	$60,548,393
* Net of foreign withholding taxes of	$2,725

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	13

Statements of changes in net assets

Real Estate Securities Fund  ■  For the year ended

		March 31, 2014	March 31, 2013

OPERATIONS
Net investment income (loss)		$25,920,250	$17,195,358
Net realized gain (loss) on total investments		16,427,676	19,543,680
Net change in unrealized appreciation (depreciation) on total investments		18,200,467	98,629,859

Net increase (decrease) in net assets from operations		60,548,393	135,368,897

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(16,984,287)	(13,144,022)
	Premier Class	(962,281)	(987,334)
	Retirement Class	(3,806,999)	(3,658,328)
	Retail Class	(2,863,281)	(2,357,574)
From realized gains:	Institutional Class	(13,611,003)	–
	Premier Class	(804,086)	–
	Retirement Class	(3,355,912)	–
	Retail Class	(2,749,247)	–

Total distributions		(45,137,096)	(20,147,258)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	175,654,744	360,800,190
	Premier Class	18,805,224	21,968,166
	Retirement Class	35,163,384	65,011,531
	Retail Class	34,368,412	54,983,177
Reinvestments of distributions:	Institutional Class	30,544,243	13,098,760
	Premier Class	1,766,367	987,334
	Retirement Class	7,159,064	3,656,077
	Retail Class	5,394,144	2,266,210
Redemptions:	Institutional Class	(131,948,991)	(225,608,959)
	Premier Class	(35,791,242)	(23,990,021)
	Retirement Class	(59,234,043)	(87,918,249)
	Retail Class	(48,945,572)	(25,925,739)

Net increase from shareholder transactions		32,935,734	159,328,477

Net increase in net assets		48,347,031	274,550,116
NET ASSETS
Beginning of period		1,368,715,086	1,094,164,970

End of period		$1,417,062,117	$1,368,715,086

Undistributed net investment income (loss) included in net assets		$4,173,234	$1,497,938

14	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	(concluded)

Real Estate Securities Fund  ■  For the year ended

		March 31, 2014	March 31, 2013

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,676,858	29,554,083
	Premier Class	1,465,240	1,777,741
	Retirement Class	2,585,238	5,066,365
	Retail Class	2,647,335	4,421,858
Shares reinvested:	Institutional Class	2,488,767	1,051,189
	Premier Class	144,022	79,289
	Retirement Class	565,281	284,845
	Retail Class	443,197	182,883
Shares redeemed:	Institutional Class	(10,408,564)	(18,641,399)
	Premier Class	(2,830,028)	(1,979,068)
	Retirement Class	(4,492,327)	(6,874,093)
	Retail Class	(3,827,704)	(2,103,096)

Net increase (decrease) from shareholder transactions		2,457,315	12,820,597

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	15

Financial highlights

Real Estate Securities Fund

		Selected per share data												Ratios and supplemental data
			Gain (loss) from investment operations:
					Net realized										Ratios to average net assets
For the		Net asset	Net		& unrealized	Total gain	Less distributions from:			Total	Net asset			Net assets					Net
period		value,	investment		gain (loss)	(loss) from	Net	Net	Return	dividends	value,			at end of					investment		Portfolio
or year		beginning	income		on total	investment	investment	realized	of	and	end of	Total		period (in	Gross		Net		income		turnover
ended		of period	(loss)[a]		investments	operations	income	gains	capital	distributions	period	return		thousands)	expense		expense		(loss)		rate
Institutional Class
3/31/14		$13.05	$0.26		$0.34	$0.60	$(0.25)	$(0.20)	$–	$(0.45)	$13.20	4.89%		$950,769	0.52%		0.52%		2.00%		65%
3/31/13		11.87	0.19		1.21	1.40	(0.22)	–	–	(0.22)	13.05	11.88		864,577	0.53		0.53		1.53		50
3/31/12		10.75	0.19		1.09	1.28	(0.16)	–	–	(0.16)	11.87	12.16		644,849	0.54		0.54		1.73		75
3/31/11	†	9.35	0.05		1.42	1.47	(0.07)	–	–	(0.07)	10.75	15.80	[b]	334,174	0.59	[c]	0.57	[c]	0.98	[c]	30	[b]
9/30/10		7.24	0.19		2.12	2.31	(0.18)	–	(0.02)	(0.20)	9.35	32.16		265,753	0.56		0.56		2.29		66
9/30/09		10.51	0.23		(3.31)	(3.08)	(0.19)	–	–	(0.19)	7.24	(28.84)		200,324	0.60		0.56		3.98		78

Premier Class
3/31/14		13.05	0.24		0.35	0.59	(0.23)	(0.20)	–	(0.43)	13.21	4.81		47,330	0.67		0.67		1.88		65
3/31/13		11.88	0.17		1.20	1.37	(0.20)	–	–	(0.20)	13.05	11.62		62,709	0.68		0.68		1.37		50
3/31/12		10.75	0.18		1.10	1.28	(0.15)	–	–	(0.15)	11.88	12.06		58,528	0.68		0.68		1.67		75
3/31/11	†	9.36	0.05		1.41	1.46	(0.07)	–	–	(0.07)	10.75	15.60	[b]	75,047	0.74	[c]	0.72	[c]	1.03	[c]	30	[b]
9/30/10		7.24	0.14		2.17	2.31	(0.17)	(0.02)	–	(0.19)	9.36	32.12		31,260	0.71		0.71		1.56		66
9/30/09	*	7.24	0.00	[d]	–	0.00 [d]	–	–	–	–	7.24	0.00	[b]	250	221.11	[c]	0.72	[c]	0.00	[c]	78

Retirement Class
3/31/14		13.46	0.24		0.36	0.60	(0.22)	(0.20)	–	(0.42)	13.64	4.70		238,718	0.77		0.77		1.76		65
3/31/13		12.25	0.17		1.23	1.40	(0.19)	–	–	(0.19)	13.46	11.47		253,707	0.78		0.78		1.30		50
3/31/12		11.08	0.17		1.14	1.31	(0.14)	–	–	(0.14)	12.25	11.96		249,433	0.78		0.78		1.54		75
3/31/11	†	9.64	0.04		1.46	1.50	(0.06)	–	–	(0.06)	11.08	15.60	[b]	289,161	0.83	[c]	0.82	[c]	0.77	[c]	30	[b]
9/30/10		7.46	0.17		2.19	2.36	(0.16)	–	(0.02)	(0.18)	9.64	31.85		280,763	0.81		0.81		1.98		66
9/30/09		10.81	0.21		(3.39)	(3.18)	(0.17)	–	–	(0.17)	7.46	(28.95)		159,554	0.85		0.81		3.53		78

Retail Class
3/31/14		12.97	0.22		0.34	0.56	(0.21)	(0.20)	–	(0.41)	13.12	4.56		180,245	0.86		0.86		1.68		65
3/31/13		11.80	0.14		1.21	1.35	(0.18)	–	–	(0.18)	12.97	11.49		187,722	0.87		0.87		1.17		50
3/31/12		10.69	0.15		1.09	1.24	(0.13)	–	–	(0.13)	11.80	11.79		141,355	0.84		0.84		1.42		75
3/31/11	†	9.30	0.04		1.41	1.45	(0.06)	–	–	(0.06)	10.69	15.64	[b]	124,104	0.84	[c]	0.83	[c]	0.75	[c]	30	[b]
9/30/10		7.20	0.17		2.11	2.28	(0.16)	–	(0.02)	(0.18)	9.30	31.95		102,686	0.77		0.77		2.08		66
9/30/09		10.46	0.23		(3.31)	(3.08)	(0.18)	–	–	(0.18)	7.20	(29.01)		77,475	1.06		0.75		3.89		78

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
*	The Premier Class commenced operations on September 30, 2009.

16	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	17

Notes to financial statements

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers four share classes: Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

18	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that it distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. The Fund’s income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2014, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, the utilization of tax equalization credits, investments in partnerships, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	19

Notes to financial statements

payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund expects to adopt these new disclosure requirements for the September 30, 2014 semiannual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Fund’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not

20	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2014, there were no material transfers between levels by the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	21

Notes to financial statements

The following table summarizes the market value of the Fund’s investments as of March 31, 2014 based on the inputs used to value them:

Investments	Level 1	Level 2	Level 3	Total

Real Estate Securities Fund
Equity investments:
Diversified real estate activities	$–	$10,188,267	$ –	$10,188,267
Diversified REITs	126,958,750	5,250,201	–	132,208,951
Industrial REITs	117,772,400	8,441,749	–	126,214,149
Publishing	–	5,280,560	–	5,280,560
All other equity investments (a)	1,116,821,511	–		1,116,821,511
Short-term investments	–	7,449,738	–	7,449,738

Total	$1,361,552,661	$36,610,515	$ –	$1,398,163,176

(a) For detailed categories, see the accompanying portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

For the year ended March 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss)	(depreciation)
Equity contracts	Written options	$ 572,150	$ —

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statement of Assets and Liabilities. During the

22	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

year ended March 31, 2014, the Fund had exposure to options, based on underlying nominal values, generally between 0% and 3% of net assets.

There were no written options outstanding as of March 31, 2014.

Transactions in written options and related premiums received during the year ended March 31, 2014 were as follows:

	Number of contracts	Premiums

Outstanding at beginning of period	–	$–
Written	4,000	572,150
Exercised	–	–
Expired	(4,000)	(572,150)
Closed	–	–

Outstanding at end of period	–	$–

Note 4—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.44% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.50%. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	23

Notes to financial statements

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.96% of the average daily net assets for the Retail Class shares; 0.82% of average daily net assets for the Retirement Class shares; 0.72% of average daily net assets for the Premier Class shares; and 0.57% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least July 31, 2015, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At March 31, 2014, TIAA Access, a registered separate account of TIAA, owned 4.4% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of March 31, 2014, two 529 Plans own 9% and 12% of the Real Estate Securities Fund, respectively.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of December 20, 2013, Thomas Properties Group was acquired by Parkway Properties, Inc., which is not an affiliated company. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized
Issue	March 31, 2013	cost	proceeds	gain/(loss)

Real Estate Securities Fund
Thomas Properties Group, Inc	$19,581,498	$–	$–	$–

	Dividend	Withholding	Shares at	Value at
Issue	income	expense	March 31, 2014	March 31, 2014

Real Estate Securities Fund
Thomas Properties Group, Inc	$229,023	$–	–	$–

24	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Note 5—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net Unrealized appreciation (depreciation): At March 31, 2014, the cost of portfolio investments for federal income tax purposes was $1,171,438,533. Net unrealized appreciation of portfolio investments for federal income tax purposes was $226,724,643 consisting of gross unrealized appreciation of $238,949,433, and gross unrealized depreciation of ($12,224,790).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended March 31, 2014 were $896,055,332 and $863,759,044, respectively.

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended March 31, 2014 and March 31, 2013 was as follows:

		Long-term
	Ordinary income	capital gains	Total
3/31/2014	$27,277,411	$17,859,685	$45,137,096
3/31/2013	20,147,258	–	20,147,258

As of March 31, 2014, the components of accumulated earnings on a tax basis consisted of $4,553,289 of undistributed ordinary income, $7,985,990 of undistributed long-term capital gains, and $226,724,645 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, gains and losses from the sale of stock in passive foreign investment companies, and the treatment of short term gain as ordinary income for tax purposes.

Note 7—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	25

Notes to financial statements	concluded

with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2014, there were no borrowings under this credit facility by the Fund.

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

26	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Real Estate Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Real Estate Securities Fund (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
May 16, 2014

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	27

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series, the TIAA-CREF Real Estate Securities Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewal. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Board meetings, the Operations Committee, along with other Board Committees as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to the Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison

28	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profit earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits realized by TAI, which is also true of their assessment of the Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 14 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	29

Renewal of investment management agreement (unaudited)

agreements between the Fund and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) a proposed narrative explanation of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors, including: (1) the nature, extent and quality of services provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profit realized by TAI and its affiliates from their relationship with the Fund based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rate with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decision regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are certain general factors the Board considered for the Fund, followed by a summary of certain specific factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is

30	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund over one-, three-, five-and ten-year periods. The Board considered the Fund’s performance as compared to its peer group, peer universe and benchmark index. The Fund’s performance versus its peers trailed for the one-year period ended December 31, 2013, but its three-year performance remained strong. (For additional detail regarding the Fund’s performance, see the synopsis below.) The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2013 with respect to the Fund based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Board considered TAI’s profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate which permits TAI to maintain and improve the quality of services provided to the Fund. The Board considered that TAI had earned profits with respect to the Fund under the Agreement for the one-year period ended December 31, 2013 and that TAI expected this trend to continue. The Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profit, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	31

Renewal of investment management agreement (unaudited)

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged by most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was acceptable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the Fund’s current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed a lower management fee rate) would have a material effect on its fees. In this connection, the Board considered TAI’s representation that the initial maximum fee rate in the Agreement is already at a low level compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Fund’s fee schedule was within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other investment companies, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

32	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Other benefits

The Board also considered additional benefits to the Fund and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Additionally, TAI and the Fund may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. Where the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. Comparative Lipper expense and performance rankings are as of March 31, 2013; all other time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding the Fund’s “aggregate management fee rate” refer to the overall effective blended fee rates that applied to the Fund after taking into account the different management fee rate that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule.

The statement below regarding “net profit” refers to whether TAI earned a profit for the services that it rendered to the Fund during 2013 under the Agreement.

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.496% of average daily net assets.
•	The Fund’s total expenses and management fee were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes and in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes.
•	The Fund was in the 4th, 1st, 4th and 5th quintiles of the group of comparable funds selected by Lipper for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively, and in the 3rd, 2nd, 3rd and 4th quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	33

Renewal of investment management agreement (unaudited)	concluded

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for Fund.

34	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  March 31, 2014

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	79	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	79	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	79	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	79	Director, D2D Fund.

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	35

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  March 31, 2014

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	79	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (2002–2010), Goldman Sachs Asset Management.	79	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	79	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance and Close Brothers Group plc.

36	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	79	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	79	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	79	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	37

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  March 31, 2014

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (since 2013). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (since 2013).
Carol Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) of Asset Management (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Interim Head of Asset Management, TIAA (2012–2013). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Senior Managing Director, President, and COO of Management (since 2012). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director (since 2011) of TIAA-CREF Asset Management, Inc. (“TCAM”). Manager of TIAA-CREF Individual & Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM Group Ltd., and TH RE Group Holdings Ltd. (since 2013).

38	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Executive Vice President and President of Asset Management (since 2013) of TIAA and Executive Vice President of CREF and VA-1 (since 2013). Director, President & CEO of Advisors (since 2013). Manager, President & CEO of Investment Management (since 2013). Director of TH RE Ltd. (since 2013). Director, President & CEO of TPIS (since 2013). Director of TIAA International Holdings 1 Ltd., TIAA International Holdings 2 Ltd., and TIAA International Holdings 3 Ltd. (since 2013). Director, President & CEO of TCAM (since 2013). Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June–September 2013). Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Manager, TIAA-CREF Life Insurance Company (since 2012). Manager, Kaspick & Company, LLC (“Kaspick”) (since 2012). Manager, TIAA-CREF Redwood, LLC (since 2013). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

TIAA-CREF Real Estate Securities Fund ■ 2014 Annual Report	39

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  March 31, 2014

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and CEO (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223-1200.

40	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important tax information (unaudited)

For the year ended March 31, 2014, the Fund designates distributions of $1,906,938 and $16,443,886 (or the maximum amount allowable), as being from Section 1250 gains and net long-term capital gains, respectively.

For the year ended March 31, 2014, the Fund designates 2.10% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2014, the Fund designates 2.04% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2014, which will be reported in conjunction with your 2014 Form 1099-DIV.

By early 2015, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

41	2014 Annual Report ■ TIAA-CREF Real Estate Securities Fund

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2014 Annual Report TIAA-CREF Funds Fixed-Income Funds March 31, 2014

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds on the cover of this report.

This annual report contains information about the TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Investor uncertainty sparks volatility in the broad bond market

During the twelve months ended March 31, 2014, an improving economy and concerns about rising long-term interest rates triggered a sell-off in bonds. The investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.1% for the period, versus 3.8% for the twelve months ended March 31, 2013. With year-over-year inflation, as measured by the Consumer Price Index, running at 1.5% at period-end, the real (i.e., inflation-adjusted) return of investment-grade bonds was –1.6%.

The Federal Reserve keeps investors guessing

From April through year-end 2013, the Barclays aggregate index returned –1.9%. Receding unemployment, healthy consumer spending and positive housing market reports stoked fears that the Federal Reserve would begin tapering its accommodative monetary policies, which are designed to restrain long-term interest rates. In May, the Fed floated the possibility of reducing its $85 billion in monthly purchases of U.S. government debt securities. In response, interest rates rose, and bond prices fell.

Bonds rallied in the fall, however, following the Fed’s decision to maintain its accommodative stance but again retreated when the central bank decided to taper its monthly purchases starting in January 2014. During the first quarter of 2014, softening U.S. economic data made bonds more attractive to some investors, and the Barclays aggregate index gained 1.8%, erasing most of the period’s earlier losses.

As bond prices fell, yields on U.S. Treasury securities rose. The yield on 10-year Treasuries climbed from 1.87% on March 31, 2013, to 2.73% at period-end. Treasuries returned –1.3% for the twelve months, while corporate bonds gained 1.5%. U.S. mortgage-backed securities returned 0.2%.

The broad U.S. stock market, as represented by the Russell 3000® Index, advanced 22.6% for the reporting period. Over the nine months ending December 31, 2013, $146.5 billion left bond funds, while $92.6 billion flowed into equity funds, according to the Investment Company Institute.

Performance varied widely among segments of the bond market. High-yield bonds gained 6.9%, as measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. Unlike investment-grade bonds, the prices of high-yield issues are affected more by credit fundamentals than by interest rate moves. Short-term bonds, which are not as sensitive to interest rate changes as bonds with longer maturities, returned 0.7%, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index. The Barclays 10-Year Municipal Bond Index returned 0.5%. Inflation-linked bonds returned –6.5%, according to the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). Benign inflation expectations and longer maturities made them particularly susceptible to rising interest rates.

The new Fed chief seeks to reassure investors

With the Federal Reserve slowly winding down its accommodating monetary policies, and Janet Yellen taking over as chair in February, investors were concerned about a sudden change in course at the central bank. To reassure the investment markets, the Fed reaffirmed its commitment to stimulating the economy as long as unemployment remains elevated and inflation stays below levels that are consistent with robust economic growth.

In a volatile year, the broad bond market stages a flat finish

Monthly returns for the Barclays U.S. Aggregate Bond Index from April 1, 2013–March 31, 2014

Source: Barclays; as of 3/31/14.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	3

About the funds’ benchmarks

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to
3-year maturities.*

The Barclays U.S. 1–5 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to
5-year maturities.*

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the Short-Term Bond Fund’s benchmark.

BofA Merrill Lynch is used with permission. BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF OR ANY OF ITS PRODUCTS OR SERVICES.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2013–March 31, 2014).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	5

Bond Fund

Portfolio composition

% of net assets as of 3/31/2014
Corporate bonds	27.3
Mortgage-backed securities*	20.2
Foreign government & corporate bonds denominated in U.S. dollars	13.3
U.S. Treasury securities	12.6
Asset-backed securities	8.5
Commercial mortgage-backed securities	8.2
Municipal bonds	3.5
Bank loan obligations	0.2
U.S. agency securities	0.2
Short-term investments, other assets & liabilities, net	6.0
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2014
Less than 1 year	2.9
1–3 years	17.7
3–5 years	29.9
5–10 years	41.3
Over 10 years	8.2
Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 3/31/2014
Aaa/AAA	35.8
Aa/AA	7.0
A/A	16.8
Baa/BBB	28.4
Ba/BB	6.3
B/B	4.7
Below B/B	0.6
Non-rated	0.4
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2014

The Bond Fund returned 0.96% for the Institutional Class, compared with the –0.10% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

A strong finish erases most bond losses for the period

From April 1 through year-end 2013, the Barclays U.S. Aggregate Bond Index, a measure of the broad investment-grade, fixed-rate bond market, returned –1.90%. As the domestic economy improved, many investors left the relative safety of high-quality bonds to seek greater returns in riskier assets, such as stocks and below-investment-grade debt securities.

At the same time, the Federal Reserve kept investors guessing as to when it would begin tapering its accommodative monetary policies, which are designed to stimulate the economy by restraining long-term interest rates. Following the Fed’s announcement in May that it might soon reduce its monthly purchases of U.S. Treasury and agency securities, the fund’s benchmark posted a negative return in May and June. Interest rates rose, and the prices of many existing bonds fell. Bonds rallied in the fall after the Fed decided to maintain its accommodative stance but again retreated when the central bank signaled it would reduce its monthly purchases starting in January 2014.

As the new year opened, mixed U.S. economic data, slowing growth in China and other emerging markets, and geopolitical uncertainty drove some investors back to bonds. The benchmark gained 1.84% in the first quarter of 2014, ending the twelve months with just a slight loss. By period-end, the Fed’s monthly bond purchases had fallen to $65 billion, down from $85 billion in 2013.

Performance as of March 31, 2014

		Total return	Average annual total return
Bond Fund	Inception date	1 year	5 years		10 years

Institutional Class	7/1/1999	0.96%	5.64%		4.55%
Premier Class	9/30/2009	0.90	5.51	‡	4.49	‡
Retirement Class	3/31/2006	0.73	5.39		4.34	‡
Retail Class	3/31/2006	0.75	5.39		4.39	‡

Barclays U.S. Aggregate Bond Index	—	–0.10	4.80		4.46

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Gains in corporate bonds help limit the benchmark’s retreat

The benchmark’s decline was primarily driven by the –1.3% return of U.S. Treasury securities, which made up more than one-third of the index’s total market capitalization on March 31, 2014. As bond prices fell, yields on 10-year Treasuries went from 1.87% at the beginning of the period to 2.73% twelve months later. U.S. agency securities returned –0.3%.

Corporate bonds, which represented about one-fifth of the benchmark, gained 1.5%, largely offsetting the losses from Treasuries and agency securities. Commercial mortgage-backed issues returned 1.4%. Both asset-backed and U.S. mortgage-backed securities, which constituted almost one-third of the index, returned 0.2%.

The fund outpaces its benchmark by a large margin

Despite the challenging environment for bonds, the fund produced a positive return and outperformed the Barclays aggregate index by more than one percentage point for the period. The main contributors to the fund’s performance were a long-standing overweight position in—and astute security selections among—corporate bonds, particularly high-yield issues. The fund also benefited from a corresponding underweight in U.S. Treasuries, which lagged their corporate counterparts in three of the period’s four quarters. Overweight holdings and advantageous selections among commercial mortgage-backed securities boosted relative results as well.

Limiting the fund’s return were unfavorable choices among U.S. mortgage-backed securities. The fund’s investments in covered bonds—secured bonds backed by cash flows from an underlying pool of investments—also detracted slightly.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2014

Bond Fund	Beginning account value (10/1/13)	Ending account value (3/31/14)	Expenses paid during period* (10/1/13– 3/31/14)
Actual return
Institutional Class	$1,000.00	$1,028.53	$1.62
Premier Class	1,000.00	1,028.73	2.38
Retirement Class	1,000.00	1,027.94	2.88
Retail Class	1,000.00	1,027.66	3.18
5% annual hypothetical return
Institutional Class	1,000.00	1,023.34	1.61
Premier Class	1,000.00	1,022.59	2.37
Retirement Class	1,000.00	1,022.09	2.87
Retail Class	1,000.00	1,021.79	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	7

Bond Index Fund

Portfolio composition

% of net assets as of 3/31/2014
U.S. Treasury securities	35.6
Mortgage-backed securities*	29.2
Corporate bonds	19.0
Foreign government & corporate bonds denominated in U.S. dollars	9.6
U.S. agency securities	2.8
Commercial mortgage-backed securities	1.7
Municipal bonds	1.0
Asset-backed securities	0.4
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2014
Less than 1 year	1.6
1–3 years	21.8
3–5 years	28.2
5–10 years	35.7
Over 10 years	12.7
Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 3/31/2014
Aaa/AAA	71.1
Aa/AA	4.7
A/A	11.9
Baa/BBB	12.0
Non-rated	0.3
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2014

The Bond Index Fund returned –0.39% for the Institutional Class, compared with the –0.10% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

A strong finish erases most bond losses for the period

From April 1 through year-end 2013, the Barclays U.S. Aggregate Bond Index, a measure of the broad investment-grade, fixed-rate bond market, returned –1.90%. As the domestic economy improved, many investors left the relative safety of high-quality bonds to seek greater returns in riskier assets, such as stocks and below-investment-grade debt securities.

At the same time, the Federal Reserve kept investors guessing as to when it would begin tapering its accommodative monetary policies, which are designed to stimulate the economy by restraining long-term interest rates. Following the Fed’s announcement in May that it might soon reduce its monthly purchases of U.S. Treasury and agency securities, the fund’s benchmark posted a negative return in May and June. Interest rates rose, and the prices of many existing bonds fell. Bonds rallied in the fall after the Fed decided to maintain its accommodative stance but again retreated when the central bank signaled it would reduce its monthly purchases starting in January 2014.

As the new year opened, mixed U.S. economic data, slowing growth in China and other emerging markets, and geopolitical uncertainty drove some investors back to bonds. The benchmark gained 1.84% in the first quarter of 2014, ending the twelve months with just a slight loss. By period-end, the Fed’s monthly bond purchases had fallen to $65 billion, down from $85 billion in 2013.

Performance as of March 31, 2014

		Total return	Average annual total return
Bond Index Fund	Inception date	1 year	since fund inception

Institutional Class	9/14/2009	–0.39%	3.91%
Premier Class	9/30/2009	–0.54	3.75	‡
Retirement Class	9/14/2009	–0.55	3.67
Retail Class	9/14/2009	–0.65	3.57

Barclays U.S. Aggregate Bond Index	—	–0.10	4.18	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

8	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Gains in corporate bonds help limit the benchmark’s retreat

The benchmark’s decline was primarily driven by the –1.3% return of U.S. Treasury securities, which made up more than one-third of the index’s total market capitalization on March 31, 2014. As bond prices fell, yields on 10-year Treasuries went from 1.87% at the beginning of the period to 2.73% twelve months later. U.S. agency securities returned –0.3%.

Corporate bonds, which represented about one-fifth of the benchmark, gained 1.5%, largely offsetting the losses from Treasuries and agency securities. Commercial mortgage-backed issues returned 1.4%. Both asset-backed and U.S. mortgage-backed securities, which constituted almost one-third of the index, returned 0.2%.

The fund lags its benchmark index

For the period, the fund’s return trailed that of the Barclays aggregate index partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

Since its inception on September 14, 2009, the fund’s assets have grown rapidly. To help the fund maintain the overall characteristics of its benchmark under these conditions, the fund’s managers invested in a mix of old and new U.S. mortgage-backed securities, with varying interest rates. During the second quarter of 2013, this portfolio significantly underperformed the comparable sector within the index, negatively affecting the fund’s performance for the twelve-month period.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception September 14, 2009)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2014

Bond Index Fund	Beginning account value (10/1/13)	Ending account value (3/31/14)	Expenses paid during period* (10/1/13– 3/31/14)
Actual return
Institutional Class	$1,000.00	$1,015.97	$0.60
Premier Class	1,000.00	1,014.25	1.36
Retirement Class	1,000.00	1,014.70	1.86
Retail Class	1,000.00	1,014.15	2.41
5% annual hypothetical return
Institutional Class	1,000.00	1,024.33	0.61
Premier Class	1,000.00	1,023.59	1.36
Retirement Class	1,000.00	1,023.09	1.87
Retail Class	1,000.00	1,022.54	2.42

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.48% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	9

Bond Plus Fund

Portfolio composition

% of net assets as of 3/31/2014
Corporate bonds	29.6
Mortgage-backed securities*	20.9
Foreign government & corporate bonds denominated in U.S. dollars	15.6
U.S. Treasury securities	11.2
Commercial mortgage-backed securities	5.2
Asset-backed securities	5.0
Municipal bonds	4.7
Bank loan obligations	3.8
U.S. agency securities	0.2
Short-term investments, other assets & liabilities, net	3.8
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2014
Less than 1 year	3.8
1–3 years	13.8
3–5 years	22.3
5–10 years	49.2
Over 10 years	10.9
Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 3/31/2014
Aaa/AAA	36.1
Aa/AA	7.6
A/A	12.6
Baa/BBB	19.0
Ba/BB	11.3
B/B	10.1
Below B/B	3.0
Non-rated	0.3
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2014

The Bond Plus Fund returned 1.20% for the Institutional Class, compared with the –0.10% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

A strong finish erases most bond losses for the period

From April 1 through year-end 2013, the Barclays U.S. Aggregate Bond Index, a measure of the broad investment-grade, fixed-rate bond market, returned –1.90%. As the domestic economy improved, many investors left the relative safety of high-quality bonds to seek greater returns in riskier assets, such as stocks and below-investment-grade debt securities.

At the same time, the Federal Reserve kept investors guessing as to when it would begin tapering its accommodative monetary policies, which are designed to stimulate the economy by restraining long-term interest rates. Following the Fed’s announcement in May that it might soon reduce its monthly purchases of U.S. Treasury and agency securities, the fund’s benchmark posted a negative return in May and June. Interest rates rose, and the prices of many existing bonds fell. Bonds rallied in the fall after the Fed decided to maintain its accommodative stance but again retreated when the central bank signaled it would reduce its monthly purchases starting in January 2014.

As the new year opened, mixed U.S. economic data, slowing growth in China and other emerging markets, and geopolitical uncertainty drove some investors back to bonds. The benchmark gained 1.84% in the first quarter of 2014, ending the twelve months with just a slight loss. By period-end, the Fed’s monthly bond purchases had fallen to $65 billion, down from $85 billion in 2013.

Performance as of March 31, 2014

		Total return	Average annual total return
Bond Plus Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	3/31/2006	1.20%	7.08%		5.30%
Premier Class	9/30/2009	0.95	6.91	‡	5.20	‡
Retirement Class	3/31/2006	0.86	6.81		5.05
Retail Class	3/31/2006	0.86	6.78		5.09

Barclays U.S. Aggregate Bond Index	—	–0.10	4.80		5.17	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

10	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Gains in corporate bonds help limit the benchmark’s retreat

The benchmark’s decline was primarily driven by the –1.3% return of U.S. Treasury securities, which made up more than one-third of the index’s total market capitalization on March 31, 2014. As bond prices fell, yields on 10-year Treasuries went from 1.87% at the beginning of the period to 2.73% twelve months later. U.S. agency securities returned –0.3%.

Corporate bonds, which represented about one-fifth of the benchmark, gained 1.5%, largely offsetting the losses from Treasuries and agency securities. Commercial mortgage-backed issues returned 1.4%. Both asset-backed and U.S. mortgage-backed securities, which constituted almost one-third of the index, returned 0.2%.

The fund outpaces its benchmark by a wide margin

Despite the challenging environment for bonds, the fund produced a solidly positive return and outperformed the Barclays aggregate index by more than one percentage point for the period. The main contributors to the fund’s performance were a long-standing overweight position in—and astute security selections among—corporate bonds, particularly high-yield issues. The fund also benefited from a corresponding underweight in U.S. Treasuries, which lagged their corporate counterparts in three of the period’s four quarters. Overweight holdings and advantageous selections among asset-backed and commercial mortgage-backed securities also boosted relative results.

Slightly limiting the fund’s return were unfavorable choices among U.S. mortgage-backed securities. Underperformance from the fund’s government-related agency holdings detracted as well.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2014

Bond Plus Fund	Beginning account value (10/1/13)	Ending account value (3/31/14)	Expenses paid during period* (10/1/13– 3/31/14)
Actual return
Institutional Class	$1,000.00	$1,030.25	$1.62
Premier Class	1,000.00	1,028.51	2.38
Retirement Class	1,000.00	1,027.98	2.88
Retail Class	1,000.00	1,028.53	3.29
5% annual hypothetical return
Institutional Class	1,000.00	1,023.34	1.61
Premier Class	1,000.00	1,022.59	2.37
Retirement Class	1,000.00	1,022.09	2.87
Retail Class	1,000.00	1,021.69	3.28

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.65% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	11

High-Yield Fund

Portfolio composition

% of net assets as of 3/31/2014
Corporate bonds	67.3
Bank loan obligations	16.1
Foreign government & corporate bonds denominated in U.S. dollars	12.8
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	3.6
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2014
1–3 years	0.8
3–5 years	16.2
5–10 years	77.4
Over 10 years	5.6
Total	100.0

Holdings by credit quality*
% of fixed-income investments (excluding short-term investments) as of 3/31/2014
Baa/BBB	0.7
Ba/BB	47.5
B/B	45.7
Below B/B	6.1
Total	100.0

*	Credit quality ratings are based on the BofA Merrill Lynch methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2014

The High-Yield Fund returned 6.78% for the Institutional Class, compared with the 6.90% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. The table below shows returns for all share classes of the fund.

High-yield bonds shine in an unsettled year

In May 2013, high-yield bonds came under pressure when encouraging economic data stoked fears that the Federal Reserve might soon begin reducing its massive monthly bond purchases. This drove interest rates higher and led to a sell-off in many parts of the fixed-income market, including high-yield securities.

During the second half of 2013, however, high-yield issues rebounded to post a strong gain, more than offsetting the losses registered in the year’s second quarter. Signs of a strengthening domestic economy, coupled with the Fed’s decision to continue its accommodative stance, lifted investor sentiment towards riskier assets. For the last six months of 2013, high-yield securities rose 5.48%.

Despite uneven U.S. economic data, growing tensions between Russia and the Ukraine, and slowing growth in China and other emerging markets, high-yield bonds continued their advance in the first quarter of 2014, rising 2.97%.

For the twelve-month period, high-yield securities significantly outperformed the –0.10% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the five years ended March 31, 2014, high-yield bonds registered an average annual return of 15.67%, more than triple the 4.80% average annual return of the broad bond market.

Performance as of March 31, 2014

		Total return	Average annual total return
High-Yield Fund†	Inception date	1 year	5 years		since fund inception
Institutional Class	3/31/2006	6.78%	15.57%		8.45%
Premier Class	9/30/2009	6.72	15.43	‡	8.38	‡
Retirement Class	3/31/2006	6.51	15.28		8.18
Retail Class	3/31/2006	6.48	15.31		8.28
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	6.90	15.67		8.12	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

12	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

High-yield bond issuance continues at a brisk pace

During the twelve months, a favorable economic environment, coupled with solid credit fundamentals and increasing investor demand, led to strong new issuance in the high-yield bond market. New issuance rose to $324 billion during the period, up slightly from $319 billion in the previous twelve months.

Gains in the high-yield market were broad-based; all 67 industry sectors posted positive results, and ten generated double-digit gains. Returns ranged from 2.5% for department stores to 14.8% for the electric-distribution sector.

For the period, investors favored higher-yielding securities over their higher- grade counterparts. Lower-quality bonds (those rated CCC and lower) returned 10.3%, while B- and BB-rated issues earned 7.4% and 6.5%, respectively. According to Moody’s Investors Service, default rates in the high-yield segment of the market remained near historic lows, ending March 2014 at 1.7%.

The fund’s gain closely tracks its benchmark’s

During the twelve-month period, the fund generated a solid absolute gain but trailed its benchmark by a small margin largely because of unfavorable security selections and sector allocations.

Sector positions that detracted from relative performance included banking, food and diversified capital goods. These negative effects were partly offset by more favorable results from the wireless telecommunications, software and lease financing sectors.

Among individual securities, the biggest drags on fund performance were a nonbenchmark position in Brazil’s Aralco Finance and an overweight holding in Fifth Third Bancorp. The largest positive contributions came from investments in wound-care products provider Kinetic Concepts and printer R.R. Donnelley.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2014

High-Yield Fund	Beginning account value (10/1/13)	Ending account value (3/31/14)	Expenses paid during period* (10/1/13– 3/31/14)
Actual return
Institutional Class	$1,000.00	$1,067.94	$1.91
Premier Class	1,000.00	1,068.17	2.68
Retirement Class	1,000.00	1,066.62	3.19
Retail Class	1,000.00	1,067.36	3.30
5% annual hypothetical return
Institutional Class	1,000.00	1,023.09	1.87
Premier Class	1,000.00	1,022.34	2.62
Retirement Class	1,000.00	1,021.84	3.13
Retail Class	1,000.00	1,021.74	3.23

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.37% for the Institutional Class, 0.52% for the Premier Class, 0.62% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	13

Inflation-Linked Bond Fund

Portfolio composition
% of net assets as of 3/31/2014
U.S. Treasury securities	98.0
Short-term investments, other assets & liabilities, net	2.0
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2014
Less than 1 year	2.8
1–3 years	18.0
3–5 years	16.0
5–10 years	35.6
Over 10 years	27.6
Total	100.0

Performance for the twelve months ended March 31, 2014

The Inflation-Linked Bond Fund returned –6.55% for the Institutional Class, compared with the –6.49% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The table below shows returns for all share classes of the fund.

As the economy strengthens, the Fed considers reducing its stimulus

At the end of March 2014, year-over-year inflation, as measured by the Consumer Price Index, was 1.5%, matching the inflation rate for the twelve months ended March 2013. Oil prices, a widely watched indicator of current inflationary pressure, rose almost 4.5%, from $97 a barrel at the beginning of the period to $102 at its end.

The modest rise in overall inflation reflected the moderate growth rate of the U.S. economy. The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, grew at an estimated annual rate of 2.6% in the fourth quarter of 2013.

With inflation well below its 2.5% target, the Federal Reserve continued its massive monthly bond-buying program in an effort to stimulate the economy by restraining long-term interest rates. However, as the economy slowly improved—unemployment receded slightly and consumer spending rose modestly—concern mounted that the central bank might soon scale back these purchases.

Interest rates rose and bond prices, which move in the opposite direction, fell. TIPS’ longer maturities made them particularly vulnerable to the negative effects of these rising rates. At the same time, investors lowered their expectations of future price increases.

Performance as of March 31, 2014

		Total return	Average annual total return
Inflation-Linked Bond Fund	Inception date	1 year	5 years		10 years
Institutional Class	10/1/2002	–6.55%	4.63%		4.24%
Premier Class	9/30/2009	–6.72	4.47	*	4.16	*
Retirement Class	3/31/2006	–6.82	4.36		4.06	*
Retail Class	10/1/2002	–6.85	4.36		4.04
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	–6.49	4.91		4.52

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier and Retirement classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retirement classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Despite a solid finish, TIPS end with a substantial loss

While many segments of the bond market suffered losses, inflation-linked bonds were even harder hit. The Barclays TIPS index fell 7.05% in the second quarter of 2013 and another 2.00% in the fourth quarter when the Fed announced its decision to begin tapering its bond purchases starting in January 2014.

During the first quarter of 2014, concerns over mixed economic data and geopolitical risk drove up demand for bonds, including TIPS. Although the Barclays TIPS index returned 1.95% for the quarter, the benchmark remained in negative territory for the twelve months.

For the period, TIPS significantly underperformed the –0.10% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. However, for the ten years ended March 31, 2014, TIPS generated an average annual return of 4.52%, slightly higher than the 4.46% average return of the Barclays aggregate index.

The fund performs in line with its benchmark

In the difficult environment for inflation-linked bonds, the fund’s return, although negative, was similar to that of the Barclays TIPS index. The fund slightly trailed its benchmark because of its expense charge. The fund’s return includes a deduction for expenses, while the benchmark’s does not. Because the fund’s portfolio was similar to the composition of the TIPS index, the preceding discussion of the benchmark’s performance also applies to the fund’s results.

During the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the fund’s risk and reward characteristics resemble more closely those of its benchmark.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2014

Inflation-Linked Bond Fund	Beginning account value (10/1/13)	Ending account value (3/31/14)	Expenses paid during period* (10/1/13– 3/31/14)
Actual return
Institutional Class	$1,000.00	$998.19	$1.35
Premier Class	1,000.00	997.41	2.09
Retirement Class	1,000.00	996.96	2.59
Retail Class	1,000.00	997.45	2.89
5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.36
Premier Class	1,000.00	1,022.84	2.12
Retirement Class	1,000.00	1,022.34	2.62
Retail Class	1,000.00	1,022.04	2.92

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.42% for the Premier Class, 0.52% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	15

Short-Term Bond Fund

Portfolio composition

% of net assets as of 3/31/2014
Corporate bonds	24.3
Foreign government & corporate bonds denominated in U.S. dollars	19.6
Asset-backed securities	19.0
U.S. Treasury securities	14.4
Commercial mortgage-backed securities	5.5
Mortgage-backed securities*	2.5
U.S. agency securities	2.3
Bank loan obligations	1.5
Municipal bonds	0.4
Short-term investments, other assets & liabilities, net	10.5

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2014
Less than 1 year	14.0
1–3 years	58.0
3–5 years	25.2
5–10 years	2.8
Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2014
Aaa/AAA	38.1
Aa/AA	16.7
A/A	17.0
Baa/BBB	19.1
Ba/BB	6.5
B/B	2.4
Below B/B	0.2

Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2014

The Short-Term Bond Fund returned 0.56% for the Institutional Class, compared with the 0.68% return of its benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. The table below shows returns for all share classes of the fund.

On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the fund’s benchmark. The change was made because the characteristics of the new benchmark are better aligned with those of the fund. The fund’s duration—a measure of its sensitivity to interest rate changes—typically ranges between one and three years, while the average maturity of its portfolio holdings is no more than three years.

Short-term bonds outpace the broad market

For the twelve months, the fund’s benchmark outperformed the –0.10% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index.

From April 1 through year-end 2013, the Federal Reserve kept investors guessing as to when it might begin tapering its massive bond-buying program, designed to stimulate the economy by restraining long-term interest rates. As interest rates rose and bond prices fell, many investors favored bonds with shorter maturities. Because short-term issues are less sensitive to interest rate moves, they generally experience lower price volatility than their longer-term counterparts.

In December, the Fed announced its intention to begin reducing its bond purchases. However, it kept its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—near 0%.

Performance as of March 31, 2014

		Total	Average annual
		return	total return
					since fund
Short-Term Bond Fund	Inception date	1 year	5 years		inception

Institutional Class	3/31/2006	0.56%	3.51%		3.67%
Premier Class	9/30/2009	0.41	3.39	‡	3.60	‡
Retirement Class	3/31/2006	0.31	3.25		3.43
Retail Class	3/31/2006	0.25	3.24		3.48

Barclays U.S. 1–3 Year Government/Credit Bond Index§	—	0.68	1.95		3.23	#

Barclays U.S. 1–5 Year Government/Credit Bond Index§	—	0.42	2.83		3.89	#

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the Short-Term Bond Fund’s benchmark.
#	Performance is calculated from the inception date of the Institutional Class.

16	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

In the first quarter of 2014, softening economic data prompted some investors to seek bonds with longer maturities. As a result, short-term issues lagged the broad market, 0.23% to 1.84%.

For the five years ended March 31, 2014, the average annual return of the Barclays 1–3 year index was 1.95%, versus 4.80% for the Barclays aggregate index.

Corporate bonds boost the benchmark’s performance

Representing nearly one-fifth of the benchmark’s total market capitalization at period-end, short-term corporate securities returned 1.7% for the period. The outsized gain helped counter the drag on the index’s results posed by its largest sector, U.S. Treasury securities, which returned 0.4%. The yield on Treasuries with three-year maturities rose from 0.36% on March 31, 2013, to 0.90% twelve months later. The government-related securities sector returned 0.7%.

The fund lags its benchmark slightly

The fund slightly trailed its benchmark because of underperformance in the second quarter of 2013; the fund’s investments in corporate bonds suffered outsized losses as investors, worried about the Fed’s next move, sought safety in U.S. Treasuries. These negative effects, however, were almost entirely erased by the fund’s outperformance in the period’s three other quarters.

For the period, the largest detraction from the fund’s relative return came from unsuccessful security selections among short-term Treasuries. Out-of-benchmark positions in U.S. mortgage-backed securities and covered bonds, which are secured bonds backed by cash flows from an underlying pool of investments, also hurt the fund slightly.

Partly offsetting these negative effects were positive contributions from the fund’s overweight holdings in corporate bonds, particularly high-yield issues. Successful choices among government-related credit securities and an out-of-benchmark stake in asset-backed bonds helped as well.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the changes in the values of the fund’s new and old benchmarks during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2014

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(10/1/13–
Bond Fund	(10/1/13)	(3/31/14)	3/31/14)

Actual return
Institutional Class	$1,000.00	$1,009.74	$1.40
Premier Class	1,000.00	1,008.98	2.15
Retirement Class	1,000.00	1,008.48	2.65
Retail Class	1,000.00	1,008.18	2.95
5% annual hypothetical return
Institutional Class	1,000.00	1,023.54	1.41
Premier Class	1,000.00	1,022.79	2.17
Retirement Class	1,000.00	1,022.29	2.67
Retail Class	1,000.00	1,021.99	2.97

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.28% for the Institutional Class, 0.43% for the Premier Class, 0.53% for the Retirement Class and 0.59% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	17

Social Choice Bond Fund

Portfolio composition

% of net assets as of 3/31/2014

Corporate bonds	34.8
Foreign government & corporate bonds denominated in U.S. dollars	13.6
Mortgage-backed securities*	13.6
Municipal bonds	8.6
U.S. Treasury securities	8.0
U.S. agency securities	4.8
Commercial mortgage-backed securities	4.7
Asset-backed securities	4.3
Bank loan obligations	0.8
Preferred stock	0.3
Short-term investments, other assets & liabilities, net	6.5

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2014

Less than 1 year	3.8
1–3 years	16.9
3–5 years	30.7
5–10 years	32.3
Over 10 years	16.3

Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2014

Aaa/AAA	34.2
Aa/AA	12.8
A/A	15.1
Baa/BBB	26.7
Ba/BB	3.5
B/B	3.6
Below B/B	0.9
Non-rated	3.2

Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2014

The Social Choice Bond Fund returned 1.33% for the Institutional Class, compared with the –0.10% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund. The fund utilizes certain environmental, social and governance criteria, while the benchmark does not.

A strong finish erases most bond losses for the period

From April 1 through year-end 2013, the Barclays U.S. Aggregate Bond Index, a measure of the broad investment-grade, fixed-rate bond market, returned –1.90%. As the domestic economy improved, many investors left the relative safety of high-quality bonds to seek greater returns in riskier assets, such as stocks and below-investment-grade debt securities.

At the same time, the Federal Reserve kept investors guessing as to when it would begin tapering its accommodative monetary policies, which are designed to stimulate the economy by restraining long-term interest rates. Following the Fed’s announcement in May that it might soon reduce its monthly purchases of U.S. Treasury and agency securities, the fund’s benchmark posted a negative return in May and June. Interest rates rose, and the prices of many existing bonds fell. Bonds rallied in the fall after the Fed decided to maintain its accommodative stance but again retreated when the central bank signaled it would reduce its monthly purchases starting in January 2014.

As the new year opened, mixed U.S. economic data, slowing growth in China and other emerging markets, and geopolitical uncertainty drove some investors back to bonds. The benchmark gained 1.84% in the first quarter of 2014, ending the twelve months with just a slight loss. By period-end, the Fed’s monthly bond purchases had fallen to $65 billion, down from $85 billion in 2013.

Performance as of March 31, 2014

		Total	Average annual
		return	total return
			since
Social Choice Bond Fund	Inception date	1 year	inception

Institutional Class	9/21/2012	1.33%	1.80%
Premier Class	9/21/2012	1.18	1.65
Retirement Class	9/21/2012	1.08	1.55
Retail Class	9/21/2012	0.89	1.39

Barclays U.S. Aggregate Bond Index	—	–0.10	0.22	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	Performance is calculated from the inception date of the Institutional Class.

18	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Gains in corporate bonds help limit the benchmark’s retreat

The benchmark’s decline was primarily driven by the –1.3% return of U.S. Treasury securities, which made up more than one-third of the index’s total market capitalization on March 31, 2014. As bond prices fell, yields on 10-year Treasuries went from 1.87% at the beginning of the period to 2.73% twelve months later. U.S. agency securities returned –0.3%.

Corporate bonds, which represented about one-fifth of the benchmark, gained 1.5%, largely offsetting the losses from Treasuries and agency securities. Commercial mortgage-backed issues returned 1.4%. Both asset-backed and U.S. mortgage-backed securities, which constituted almost one-third of the index, returned 0.2%.

The fund outpaces its benchmark by a wide margin

Despite the challenging environment for bonds, the fund produced a solidly positive return and topped the Barclays aggregate index by nearly one-and-a-half percentage points. Overweight holdings and advantageous selections among corporate bonds boosted relative results. The fund’s performance also benefited from a considerable underweight position in U.S. Treasuries, which lagged other bond sectors in three of the period’s four quarters.

Limiting the fund’s return were unfavorable positioning and choices among U.S. mortgage-backed securities.

$10,000 invested at fund’s inception

Institutional Class (inception September 21, 2012)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2014

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Social Choice	value	value	(10/1/13–
Bond Fund	(10/1/13)	(3/31/14)	3/31/14)

Actual return
Institutional Class	$1,000.00	$1,030.09	$2.02
Premier Class	1,000.00	1,029.32	2.78
Retirement Class	1,000.00	1,028.83	3.29
Retail Class	1,000.00	1,027.41	3.69
5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02
Premier Class	1,000.00	1,022.19	2.77
Retirement Class	1,000.00	1,021.69	3.28
Retail Class	1,000.00	1,021.29	3.68

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014.The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.73% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	19

Tax-Exempt Bond Fund

Portfolio composition

% of net assets as of 3/31/2014

Municipal bonds	103.6
Short-term investments, other assets & liabilities, net	–3.6

Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2014

Less than 1 year	1.0
1–3 years	11.2
3–5 years	18.4
5–10 years	61.6
Over 10 years	7.8

Total	100.0

Holdings by credit quality*

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2014

Aaa/AAA	15.4
Aa/AA	54.3
A/A	24.3
Baa/BBB	5.0
Non-rated	1.0

Total	100.0

*	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2014

The Tax-Exempt Bond Fund returned –2.33% for the Institutional Class, compared with the 0.54% return of its benchmark, the Barclays 10-Year Municipal Bond Index. The table below shows returns for all share classes of the fund.

Tax-exempt bonds hold up better than the broad bond market

From April 1 through year-end 2013, tax-exempt bonds, as measured by the fund’s benchmark, fell 2.51%. When the reporting period began, steady employment gains, rising consumer spending and a strengthening housing market prompted concerns that the Federal Reserve might start tapering its accommodative monetary policies, designed to promote economic growth by keeping long-term interest rates low.

In May, the Fed seemed to confirm these fears, which led to a sharp rise in interest rates as investors sold investment-grade bonds, including municipal issues. Over the summer, news of Detroit’s bankruptcy filing, coupled with ongoing worries about Puerto Rico’s debt burden, further contributed to growing uncertainty in the tax-exempt bond market. Municipal bonds lost ground in the last quarter of 2013, when the central bank announced that it would reduce its monthly bond purchases starting in January 2014.

As the new year opened, uneven U.S. economic data, combined with rising tensions in the Ukraine and slowing growth rates in many major emerging market nations, enhanced the attractiveness of investment-grade bonds. Municipal bonds gained 3.13% in the first quarter of 2014, more than offsetting the period’s earlier losses.

For the twelve-month period, tax-exempt bonds outpaced the –0.10% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the five years ended March 31, 2014, the Barclays 10-Year Municipal Bond Index posted an average annual return of 5.77%, compared with 4.80% for the broad domestic bond market.

Performance as of March 31, 2014

		Total	Average annual
		return	total return
				since
Tax-Exempt Bond Fund	Inception date	1 year	5 years	inception

Institutional Class	3/31/2006	–2.33%	5.10%	4.40%
Retail Class	3/31/2006	–2.69	4.87	4.23

Barclays 10-Year Municipal Bond Index	—	0.54	5.77	5.37	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Performance is calculated from the inception date of the Institutional Class.

20	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Health care and transportation sectors lift the benchmark

During the period, eleven of the benchmark’s 14 sectors posted positive results. The health care and transportation sectors were among its largest contributors, returning 1.4% and 0.8%, respectively. The benchmark also benefited from state and local general obligation bonds. At period-end, these four sectors represented more than one-half of the benchmark’s total market capitalization. Losses in the power, special tax and pre-refunded sectors detracted from index results.

 In an environment highlighted by rising interest rates and headline credit risk, new municipal bond issuance decreased by almost one-fifth, from $381 billion on March 31, 2013, to $307 billion twelve months later.

Security choices weigh on the fund’s relative performance

For the period, the fund underperformed its benchmark in part because of unsuccessful selections in the health care, education and leasing sectors. Relative results were further constrained by a small position in New York State Dormitory Authority issues, which came under pressure late in 2013 after a flood of New York State debt was sold into the market. A small position in Puerto Rico bonds also hurt results, although these holdings were eliminated during the reporting period.

 These negative effects were partly offset by an underweight holding in the lagging water and sewer sector and by favorable positioning in the solid waste/resource recovery sector.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Expense example

Six months ended March 31, 2014

Tax-Exempt Bond Fund	Beginning account value (10/1/13)	Ending account value (3/31/14)	Expenses paid during period* (10/1/13– 3/31/14)

Actual return
Institutional Class	$1,000.00	$1,016.37	$1.76
Retail Class	1,000.00	1,013.99	3.16

5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Retail Class	1,000.00	1,021.79	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	21

Money Market Fund

Portfolio composition

% of net assets as of 3/31/2014

Commercial paper	46.4
U.S. government agency securities	22.7
U.S. Treasury securities	17.7
Floating-rate securities, government	7.7
Certificates of deposit	5.4
Other assets & liabilities, net	0.1

Total	100.0

Net annualized yield

(for the 7 days ended 3/25/2014)*

	Current yield	Effective yield

Money Market Fund†
Institutional Class	0.00%	0.00%
Premier Class	0.00	0.00
Retirement Class	0.00	0.00
Retail Class	0.00	0.00
iMoneyNet Money Fund Averages—All Taxable§	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the twelve months ended March 31, 2014

The Money Market Fund returned 0.01% for the Institutional Class, matching the 0.01% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

Shrinking supplies pose challenges for money market investors

During the period, supplies of money market instruments shrank, boosting their prices and lowering yields. Budget cuts and higher tax receipts reduced the federal government’s borrowing needs, which led to a drop in issuance of short-term U.S. Treasury securities. At the same time, the Treasury Department took advantage of the prevailing low interest rates by issuing two-year floating-rate securities, further reducing the supply of shorter-term debt instruments.

    Meanwhile, the Federal Reserve continued its large-scale purchases of government bonds and mortgage-backed securities, designed to stimulate the economy by lowering long-term interest rates. With the economy showing increasing signs of strength, the Fed announced that it would begin to gradually reduce the size of its purchases, which went from $85 billion per month to $65 billion at period-end.

Performance as of March 31, 2014

		Total return	Average annual total return
Money Market Fund†	Inception date	1 year	5 years		10 years

Institutional Class	7/1/1999	0.01%	0.09%		1.79%
Premier Class	9/30/2009	0.00	0.04	‡	1.77	‡
Retirement Class	3/31/2006	0.00	0.01		1.68	‡
Retail Class	3/31/2006	0.00	0.02		1.73	‡

iMoneyNet Money Fund Averages—All Taxable§	—	0.01	0.04		1.47

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

‡	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.
§	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†	Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Money Market Fund are not being reimbursed to the fund’s distributor. The fund’s adviser is also reimbursing certain other fund expenses. Also, part or all of the service and investment management fees of the Retirement Class of the Money Market Fund are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses and investment management fees of the Premier Class of the Money Market Fund are being voluntarily waived. Beginning August 27, 2013, part or all of the investment management fees of the Institutional Class of the Money Market Fund are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.

22	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

In the private sector, yields fell on repurchase agreements, which often use Treasuries as collateral. Issuance of commercial paper decreased, as businesses turned to longer-term debt securities to help satisfy their borrowing requirements.

Already-low yields fall even further

Throughout the twelve months, the Fed kept its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—near 0%. In March, however, the central bank revised its criteria for raising short-term rates, providing fresh insight into what might lie ahead.

The six-month Treasury yield went from 0.11% on March 31, 2013, to 0.07% twelve months later. The six-month LIBOR dropped from 0.44% to 0.33%. (LIBOR is an indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) Although questions about LIBOR’s accuracy continued, the benchmark remained the reference rate for a substantial number of money market transactions.

Concerned that yields might turn negative, the Fed introduced, and then expanded, a reverse repurchase agreement program, lending its holdings as collateral on an overnight basis to create a floor on very short interest rates.

In a difficult market, the fund seeks return while managing risk

Amid falling yields and diminished supplies, the fund sought advantageous investment opportunities while complying with SEC regulations. The fund maintained about half of its portfolio in U.S. Treasury and agency securities. For higher yields, it held longer-term U.S. government floating-rate securities and increased its foreign holdings. While continuing to invest in highly rated Canadian and Australian banks, it began to selectively invest in Pacific Rim banks, such as the Bank of Tokyo-Mitsubishi and Banco del Estado de Chile. On March 25, 2014, the fund’s weighted average maturity was 54 days, versus 47 days for the average iMoneyNet fund.

Beginning August 27, 2013, part or all of the investment management fees of the Money Market Fund’s Institutional Class are being voluntarily waived to prevent the yield of that share class from going negative.

Expense example

Six months ended March 31, 2014

Money Market Fund	Beginning account value (10/1/13)	Ending account value (3/31/14)	Expenses paid during period* (10/1/13– 3/31/14)

Actual return
Institutional Class	$1,000.00	$1,000.00	$0.60
Premier Class	1,000.00	1,000.00	0.60
Retirement Class	1,000.00	1,000.00	0.60
Retail Class	1,000.00	1,000.00	0.60

5% annual hypothetical return
Institutional Class	1,000.00	1,024.33	0.61
Premier Class	1,000.00	1,024.33	0.61
Retirement Class	1,000.00	1,024.33	0.61
Retail Class	1,000.00	1,024.33	0.61

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2014. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.12% for the Premier Class, 0.12% for the Retirement Class and 0.12% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	23

Summary portfolio of investments

Bond Fund ■ March 31, 2014

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CONSUMER DURABLES & APPAREL	$1,521,950	0.1%
MEDIA	2,833,388	0.1
TOTAL BANK LOAN OBLIGATIONS
(Cost $4,366,450)	4,355,338	0.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	1,181,977	0.1
BANKS	83,383,472	3.6
CAPITAL GOODS	26,116,982	1.1
COMMERCIAL & PROFESSIONAL SERVICES	12,994,912	0.6
CONSUMER DURABLES & APPAREL	8,673,116	0.4
CONSUMER SERVICES	7,822,661	0.3
DIVERSIFIED FINANCIALS
Bank of America Corp
$23,015,000	2.600%–6.000%, 03/15/17–01/21/44	23,510,561	1.0
Other	99,805,514	4.4
123,316,075	5.4
ENERGY	93,312,050	4.1
FOOD & STAPLES RETAILING	5,467,763	0.2
FOOD, BEVERAGE & TOBACCO	20,092,998	0.9
HEALTH CARE EQUIPMENT & SERVICES	25,700,906	1.1
HOUSEHOLD & PERSONAL PRODUCTS	3,674,952	0.2
INSURANCE	60,255,450	2.7
MATERIALS	42,652,873	1.9
MEDIA	47,968,183	2.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	14,028,510	0.6
REAL ESTATE	26,496,053	1.1
RETAILING	36,716,455	1.6
SOFTWARE & SERVICES
Fidelity National Information Services, Inc
9,600,000	5.000%, 03/15/22	10,042,416	0.4
Other	2,337,779	0.1
12,380,195	0.5
TECHNOLOGY HARDWARE & EQUIPMENT	33,785,702	1.6
TELECOMMUNICATION SERVICES
Verizon Communications, Inc
26,050,000	0.700%–6.550%, 11/02/15–09/15/43	28,719,769	1.2
Other	32,255,901	1.3
60,975,670	2.5
TRANSPORTATION	17,519,032	0.8
UTILITIES	89,887,733	4.0
TOTAL CORPORATE BONDS
(Cost $834,931,162)	854,403,720	37.5

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES			$9,567,602	0.2%
FOREIGN GOVERNMENT BONDS
		Spain Government Bond
$8,500,000		3.750%, 10/31/18	12,751,979	0.4
		Other	63,996,745	2.7
			76,748,724	3.1
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
10,000,000	h	3.500%, 04/15/44	10,048,438	0.4
27,411,531		4.000%–8.000%, 01/01/16–05/15/44	29,398,676	1.3
		Federal National Mortgage Association (FNMA)
12,000,000	h	3.000%, 04/25/29	12,326,250	0.5
11,000,000	h	3.500%, 04/25/29	11,532,812	0.5
11,000,000	h	4.000%, 04/25/29	11,630,352	0.5
11,000,000	h	3.000%, 05/25/29	11,268,125	0.5
10,435,388		3.500%, 02/01/42	10,517,833	0.5
9,967,192		3.500%, 09/01/42	10,046,305	0.4
17,398,026		3.500%, 11/01/42	17,536,081	0.8
21,000,000	h	4.000%, 04/25/44	21,826,875	0.9
12,000,000	h	4.500%, 04/25/44	12,800,626	0.6
11,000,000	h	4.000%, 05/25/44	11,393,594	0.5
20,000,000	h	4.500%, 05/25/44	21,262,501	0.9
15,000,000	h	5.000%, 05/25/44	16,313,672	0.7
148,270,777		2.023%–8.000%, 11/01/14–05/25/44	152,127,377	6.5
		Government National Mortgage Association (GNMA)
28,000,000	h	3.500%, 04/15/44	28,564,374	1.2
14,000,000	h	4.500%, 04/15/44	15,089,375	0.7
22,000,000	h	4.000%, 04/20/44	23,117,186	1.0
35,606,344		3.000%–8.500%, 01/15/28–04/20/44	37,765,907	1.6
		Other	5,521,312	0.2
			470,087,671	20.2
MUNICIPAL BONDS
		Florida Hurricane Catastrophe Fund Finance Corp
25,000,000		1.298%, 07/01/16	25,250,000	1.1
		New York State Urban Development Corp
11,000,000		1.350%, 03/15/18	10,825,540	0.5
		State of Illinois
12,000,000		4.350%, 06/01/18	12,677,400	0.5
24,085,000		3.860%–4.875%, 07/01/16–04/01/26	24,838,774	1.1
		Other	7,352,935	0.3
			80,944,649	3.5
U.S. TREASURY SECURITIES
		United States Treasury Bond
11,485,000		2.875%, 05/15/43	10,024,246	0.4
		United States Treasury Note
38,758,700		1.500%, 08/31/18	38,686,027	1.7
55,539,900		1.375%, 09/30/18	55,040,930	2.4
50,688,900		1.500%, 02/28/19	50,182,011	2.2
30,000,000		2.375%, 12/31/20	30,234,360	1.3
19,475,000		2.000%, 02/28/21	19,105,287	0.8
43,352,000		2.750%, 02/15/24	43,446,854	1.9
40,062,000		0.250%–2.625%, 02/28/15–01/31/21	39,815,125	1.7
		Other	5,418,629	0.2
			291,953,469	12.6
	TOTAL GOVERNMENT BONDS
		(Cost $926,581,377)	929,302,115	39.6

24	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED
		Capital Automotive REIT
		Series 2012-1A (Class A)
$11,712,970	g,m	4.700%, 07/15/42	$11,812,062	0.5%
		Dominos Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
23,008,400	g	5.216%, 01/25/42	24,612,546	1.1
		Ford Credit Auto Owner Trust
		Series 2012-B (Class D)
11,440,000		2.930%, 10/15/18	11,842,242	0.5
		Hertz Vehicle Financing LLC
32,185,000	g	1.860%–5.930%, 03/25/16–08/25/19	32,643,365	1.4
		Santander Drive Auto Receivables Trust
		Series 2012-2 (Class D)
19,750,000		3.870%, 02/15/18	20,640,132	0.9
		Sierra Receivables Funding Co LLC
		Series 2013-1A (Class A)
9,965,246	g	1.590%, 11/20/29	10,003,532	0.4
		Other	97,869,063	3.7
			209,422,942	8.5
OTHER MORTGAGE BACKED
		Bear Stearns Commercial Mortgage Securities
		Series 2007-PW15 (Class AM)
12,495,000		5.363%, 02/11/44	13,050,765	0.6
		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class AM)
29,705,000		5.509%, 09/15/39	31,965,551	1.4
		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-C1 (Class AM)
13,475,000	i	5.884%, 02/15/51	14,546,114	0.6
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
30,235,000		5.383%, 12/15/43	32,727,362	1.4
		Series 2007-C34 (Class AJ)
16,600,000	i	5.933%, 05/15/46	16,842,343	0.7
		Other	80,261,598	3.5
			189,393,733	8.2
	TOTAL STRUCTURED ASSETS
		(Cost $392,669,236)	398,816,675	16.7
	TOTAL BONDS
		(Cost $2,154,181,775)	2,182,522,510	93.8

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal National Mortgage Association (FNMA)
$20,500,000		0.088%, 08/25/14	$20,495,838	0.9%
		Other	8,198,475	0.3
			28,694,313	1.2
TREASURY DEBT
		United States Treasury Bill
36,700,000		0.045%–0.056%, 04/24/14	36,698,919	1.6
16,000,000	d	0.070%, 05/01/14	15,999,067	0.7
10,000,000		0.045%, 05/08/14	9,999,538	0.4
35,600,000		0.050%, 06/26/14	35,597,010	1.5
10,000,000		0.061%, 07/10/14	9,998,890	0.4
11,300,000		0.060%, 07/17/14	11,298,576	0.5
53,100,000	d	0.063%–0.108%, 07/24/14	53,092,831	2.3
87,000,000		0.050%, 08/14/14	86,980,425	3.8
98,000,000	d	0.106%, 08/21/14	97,977,754	4.2
14,000,000	d	0.073%, 11/13/14	13,994,064	0.6
		United States Treasury Note
12,200,000	d	1.250%, 04/15/14	12,205,613	0.5
		Other	6,199,865	0.3
			390,042,552	16.8
	TOTAL SHORT-TERM INVESTMENTS
		(Cost $418,709,579)	418,736,865	18.0
	TOTAL PORTFOLIO
		(Cost $2,577,257,804)	2,605,614,713	112.0
	OTHER ASSETS & LIABILITIES, NET		(280,520,128)	(12.0)
	NET ASSETS		$2,325,094,585	100.0%

Abbreviation(s):
REIT – Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities, including those in “Other,” was $364,885,281 or 15.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	25

Summary portfolio of investments

Bond Index Fund ■ March 31, 2014

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	$4,883,735	0.1%
BANKS
JPMorgan Chase & Co
$26,212,000	0.800%–6.000%, 09/15/14–12/30/49	27,034,747	0.5
Other	109,896,165	2.2
136,930,912	2.7
CAPITAL GOODS	42,226,886	0.8
COMMERCIAL & PROFESSIONAL SERVICES	12,911,207	0.3
CONSUMER DURABLES & APPAREL	3,536,160	0.1
CONSUMER SERVICES	13,521,956	0.3
DIVERSIFIED FINANCIALS
Goldman Sachs Group, Inc
22,305,000	1.600%–7.500%, 08/01/15–02/01/41	24,097,054	0.4
Other	212,133,202	4.2
236,230,256	4.6
ENERGY	135,966,301	2.7
FOOD & STAPLES RETAILING	9,884,552	0.2
FOOD, BEVERAGE & TOBACCO	57,460,663	1.1
HEALTH CARE EQUIPMENT & SERVICES	28,605,120	0.6
HOUSEHOLD & PERSONAL PRODUCTS	8,708,833	0.2
INSURANCE	58,808,576	1.2
MATERIALS	61,343,612	1.2
MEDIA	49,527,533	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	52,968,977	1.0
REAL ESTATE	29,907,828	0.6
RETAILING	31,351,664	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,421,089	0.1
SOFTWARE & SERVICES	28,505,281	0.5
TECHNOLOGY HARDWARE & EQUIPMENT	28,985,902	0.6
TELECOMMUNICATION SERVICES	72,342,781	1.4
TRANSPORTATION	32,611,001	0.6
UTILITIES	108,968,792	2.1
TOTAL CORPORATE BONDS
(Cost $1,236,325,931)	1,253,609,617	24.7
GOVERNMENT BONDS
AGENCY SECURITIES
Federal Home Loan Mortgage Corp (FHLMC)
16,736,000	5.125%, 10/18/16	18,608,842	0.4
Federal National Mortgage Association (FNMA)
54,656,000	0.000%–6.625%, 11/20/14–07/15/37	57,355,519	1.1
Other	66,091,791	1.3
142,056,152	2.8

Principal	Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS		$200,629,183	3.9%
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
$19,150,254	3.000%, 04/01/43	18,488,459	0.4
356,401,534	2.500%–8.000%, 07/01/14–02/01/44	369,575,560	7.3
	Federal National Mortgage Association (FNMA)
19,827,688	3.500%, 07/01/42	19,961,822	0.4
18,998,505	3.000%, 02/01/43	18,360,919	0.4
633,366,391	1.752%–8.000%, 11/01/14–01/01/44	655,478,599	12.9
	Government National Mortgage Association (GNMA)
16,985,600	3.500%, 08/20/42	17,360,751	0.3
362,257,108	2.000%–8.500%, 02/15/18–02/20/44	378,818,859	7.4
	Other	6,589,764	0.1
		1,484,634,733	29.2
MUNICIPAL BONDS		49,657,743	1.0
U.S. TREASURY SECURITIES
	United States Treasury Bond
16,000,000	5.250%, 11/15/28	20,015,008	0.4
26,060,000	5.250%, 02/15/29	32,603,510	0.6
19,429,000	5.375%, 02/15/31	24,853,946	0.5
26,350,000	4.375%, 05/15/41	30,458,966	0.6
17,000,000	3.625%, 02/15/44	17,196,554	0.3
118,083,700	2.750%–7.875%, 02/15/21–11/15/43	120,524,619	2.4
	United States Treasury Note
30,000,000	0.250%, 05/31/15	30,031,650	0.6
20,000,000	0.375%, 06/15/15	20,051,560	0.4
19,000,000	0.250%, 08/15/15	19,015,580	0.4
18,805,000	1.250%, 09/30/15	19,090,742	0.4
20,000,000	0.250%, 10/15/15	19,999,220	0.4
27,300,000	1.250%, 10/31/15	27,722,304	0.5
20,000,000	0.375%, 11/15/15	20,030,460	0.4
23,550,000	1.375%, 11/30/15	23,967,636	0.5
59,000,000	0.375%, 01/15/16	59,029,972	1.2
40,000,000	0.250%, 02/29/16	39,893,760	0.8
22,000,000	0.500%, 06/15/16	21,986,250	0.4
19,000,000	0.625%, 08/15/16	19,005,928	0.4
23,050,000	1.000%, 10/31/16	23,221,077	0.5
27,000,000	0.625%, 11/15/16	26,924,076	0.5
50,300,000	0.875%, 01/31/17	50,362,875	1.0
16,250,000	0.875%, 02/28/17	16,251,267	0.3
20,000,000	0.750%, 03/15/17	19,925,000	0.4
21,300,000	1.000%, 03/31/17	21,353,250	0.4
16,500,000	0.875%, 04/30/17	16,462,611	0.3
30,400,000	0.625%, 05/31/17	30,048,515	0.6
20,200,000	0.500%, 07/31/17	19,813,352	0.4
17,300,000	0.625%, 08/31/17	17,006,713	0.3
61,750,000	0.750%, 10/31/17	60,751,379	1.2
20,500,000	0.625%, 11/30/17	20,043,547	0.4
31,000,000	0.750%, 12/31/17	30,396,957	0.6
21,000,000	0.875%, 01/31/18	20,658,750	0.4
31,000,000	0.750%, 02/28/18	30,285,543	0.6
23,000,000	0.750%, 03/31/18	22,430,382	0.4
72,000,000	1.000%, 05/31/18	70,683,768	1.4
40,350,000	1.500%, 08/31/18	40,274,344	0.8
22,000,000	1.375%, 09/30/18	21,802,352	0.4
28,000,000	1.250%, 10/31/18	27,553,736	0.5
33,500,000	1.250%, 11/30/18	32,913,750	0.6
25,000,000	1.500%, 12/31/18	24,812,500	0.5
25,000,000	1.500%, 01/31/19	24,781,250	0.5
30,000,000	1.500%, 02/28/19	29,700,000	0.6

26	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund ■ March 31, 2014

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES–continued
$25,000,000	1.625%, 03/31/19	$24,873,050	0.5%
27,610,000	2.125%, 08/15/21	27,133,286	0.5
13,379,100	8.000%, 11/15/21	18,655,482	0.4
22,750,000	2.750%, 02/15/24	22,799,777	0.5
445,626,100	0.125%–9.000%, 03/31/15–11/15/23	450,152,885	8.9
		1,807,549,139	35.6
	TOTAL GOVERNMENT BONDS
	(Cost $3,704,719,069)	3,684,526,950	72.5
STRUCTURED ASSETS
ASSET BACKED		22,019,595	0.4
OTHER MORTGAGE BACKED		87,634,247	1.7
	TOTAL STRUCTURED ASSETS
	(Cost $108,578,713)	109,653,842	2.1
	TOTAL BONDS
	(Cost $5,049,623,713)	5,047,790,409	99.3
SHORT-TERM INVESTMENTS
TREASURY DEBT		2,199,951	0.0
		2,199,951	0.0
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,199,951)	2,199,951	0.0
	TOTAL PORTFOLIO
	(Cost $5,051,823,664)	5,049,990,360	99.3
	OTHER ASSETS & LIABILITIES, NET	33,505,272	0.7
	NET ASSETS	$5,083,495,632	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/14, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $9,543,111 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	27

Summary portfolio of investments

Bond Plus Fund ■ March 31, 2014

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$2,325,130	0.1%
CAPITAL GOODS	12,175,664	0.5
COMMERCIAL & PROFESSIONAL SERVICES	1,994,261	0.1
CONSUMER DURABLES & APPAREL	6,238,163	0.2
CONSUMER SERVICES	15,100,594	0.7
DIVERSIFIED FINANCIALS	4,081,805	0.2
ENERGY	2,902,507	0.1
FOOD & STAPLES RETAILING	2,541,255	0.1
FOOD, BEVERAGE & TOBACCO	2,291,790	0.1
HEALTH CARE EQUIPMENT & SERVICES	12,810,237	0.6
INSURANCE	1,213,520	0.1
MATERIALS	1,022,531	0.1
MEDIA	4,442,736	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,594,437	0.1
RETAILING	1,967,774	0.1
SOFTWARE & SERVICES	10,604,950	0.4
TECHNOLOGY HARDWARE & EQUIPMENT	1,995,000	0.1
TELECOMMUNICATION SERVICES	1,429,350	0.0
UTILITIES	246,713	0.0
TOTAL BANK LOAN OBLIGATIONS
(Cost $86,604,521)	86,978,417	3.8
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	5,626,106	0.3
BANKS
Citigroup, Inc
$8,975,000	1.300%, 11/15/16	8,970,351	0.4
Other	106,779,690	4.8
115,750,041	5.2
CAPITAL GOODS	27,847,015	1.2
COMMERCIAL & PROFESSIONAL SERVICES	18,628,856	0.8
CONSUMER DURABLES & APPAREL	11,649,190	0.6
CONSUMER SERVICES	20,177,932	0.9
DIVERSIFIED FINANCIALS
Bank of America Corp
7,850,000	2.600%, 01/15/19	7,880,968	0.3
Other	113,318,945	5.1
121,199,913	5.4
ENERGY	105,169,761	4.6

Principal		Issuer	Value	% of net assets
FOOD & STAPLES RETAILING			$4,860,665	0.2%
FOOD, BEVERAGE & TOBACCO			19,863,666	0.9
HEALTH CARE EQUIPMENT & SERVICES			35,645,118	1.7
HOUSEHOLD & PERSONAL PRODUCTS			2,819,157	0.1
INSURANCE			36,990,248	1.6
MATERIALS			60,123,925	2.6
MEDIA			51,911,636	2.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			20,728,724	0.9
REAL ESTATE			16,581,421	0.7
RETAILING			25,840,990	1.1
SOFTWARE & SERVICES			19,632,904	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			35,264,253	1.5
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
$23,125,000		0.700%–6.550%, 11/02/15–09/15/43	25,080,088	1.2
		Other	34,263,343	1.6
			59,343,431	2.8
TRANSPORTATION			25,761,254	1.1
UTILITIES			73,630,803	3.2
	TOTAL CORPORATE BONDS
		(Cost $895,399,126)	915,047,009	40.6

GOVERNMENT BONDS
AGENCY SECURITIES			5,434,093	0.2
FOREIGN GOVERNMENT BONDS			102,269,483	4.6
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
8,000,000	h	4.000%, 05/15/44	8,270,313	0.4
23,033,011		3.500%–8.000%, 12/01/16–05/15/44	24,342,229	1.1
		Federal National Mortgage Association (FNMA)
10,000,000	h	3.000%, 04/25/29	10,271,875	0.4
8,000,000	h	4.000%, 04/25/29	8,458,438	0.4
9,000,000	h	3.000%, 05/25/29	9,219,375	0.4
9,746,515		4.000%, 11/01/33	10,249,706	0.4
19,181,850		4.000%, 04/25/39	20,313,675	0.9
10,138,891		3.000%, 09/01/42	9,798,631	0.4
8,993,946		3.000%, 01/01/43	8,692,111	0.4
8,796,199		3.000%, 01/01/43	8,423,045	0.4
11,499,424		3.000%, 02/01/43	11,113,506	0.5
10,944,305		3.000%, 04/01/43	10,479,952	0.5
9,003,900	h	3.000%, 05/01/43	8,701,730	0.4
9,000,000	h	3.500%, 04/25/44	9,053,438	0.4
11,000,000	h	4.000%, 04/25/44	11,433,125	0.5
15,000,000	h	4.500%, 04/25/44	16,000,782	0.7
19,000,000	h	3.500%, 05/25/44	19,047,500	0.8
24,000,000	h	4.500%, 05/25/44	25,515,001	1.1
18,000,000	h	5.000%, 05/25/44	19,576,407	0.9
137,716,395		2.379%–9.000%, 11/01/14–05/25/44	138,672,347	6.1

28	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Plus Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED–continued
		Government National Mortgage Association (GNMA)
$15,259,800		5.000%, 07/20/39	$16,869,526	0.7%
21,000,000	h	3.500%, 04/15/44	21,423,280	0.9
9,000,000	h	3.500%, 04/20/44	9,184,218	0.4
10,000,000	h	4.500%, 04/20/44	10,779,688	0.5
25,102,539		3.000%–8.500%, 11/15/23–04/20/44	26,486,321	1.2
		Other	3,565,539	0.1
			475,941,758	20.9

MUNICIPAL BONDS
		Dallas Independent School District
7,500,000		5.049%, 08/15/33	7,805,175	0.4
		Other	98,511,450	4.3
			106,316,625	4.7

U.S. TREASURY SECURITIES
		United States Treasury Bond
10,130,000		4.375%, 05/15/41	11,709,652	0.5
17,430,000		3.750%, 11/15/43	18,045,488	0.8
8,000,000		3.625%, 02/15/44	8,092,496	0.4
		United States Treasury Note
16,000,000		0.750%, 03/15/17	15,940,000	0.7
13,525,000		1.500%, 02/28/19	13,389,750	0.6
19,485,000		2.000%, 07/31/20	19,331,244	0.8
10,000,000		2.000%, 09/30/20	9,881,250	0.4
30,000,000		1.750%, 10/31/20	29,128,140	1.3
20,000,000		2.375%, 12/31/20	20,156,240	0.9
12,400,000		2.000%, 02/28/21	12,164,599	0.5
19,000,000		8.000%, 11/15/21	26,493,125	1.2
57,328,000		0.250%–2.750%, 06/30/14–02/15/24	56,625,807	2.5
		Other	14,304,998	0.6
			255,262,789	11.2

	TOTAL GOVERNMENT BONDS
		(Cost $939,306,676)	945,224,748	41.6

STRUCTURED ASSETS

ASSET BACKED
		HLSS Servicer Advance Receivables Backed Notes
		Series 2014-T1 (Class AT1)
10,000,000	g	1.244%, 01/17/45	10,006,000	0.5
		New Residential Advance Receivables Trust Advance
		Receivables Backed
		Series 2014-T1 (Class A1)
10,000,000	g	1.274%, 03/15/45	9,999,999	0.4
		Other	109,665,767	4.1
			129,671,766	5.0
OTHER MORTGAGE BACKED			113,176,171	5.2
	TOTAL STRUCTURED ASSETS
		(Cost $236,987,501)	242,847,937	10.2
	TOTAL BONDS
		(Cost $2,071,693,303)	2,103,119,694	92.4

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$12,300,000		0.088%, 08/29/14	$12,297,441	0.6%
		Federal Home Loan Mortgage Corp (FHLMC)
11,364,000		0.089%, 08/25/14	11,361,693	0.5
		Other	4,999,924	0.2
			28,659,058	1.3

TREASURY DEBT
		United States Treasury Bill
12,100,000	d	0.040%–0.076%, 04/24/14	12,099,504	0.5
19,000,000	d	0.045%–0.050%, 05/08/14	18,999,060	0.8
9,000,000		0.061%, 07/10/14	8,999,001	0.4
55,700,000	d	0.063%–0.108%, 07/24/14	55,692,480	2.5
34,000,000		0.050%, 08/14/14	33,992,350	1.5
60,800,000	d	0.071%–0.106%, 08/21/14	60,786,198	2.7
13,000,000		0.080%, 09/04/14	12,996,763	0.6
43,000,000	d	0.091%–0.096%, 09/18/14	42,988,304	1.9
10,000,000		0.073%, 11/13/14	9,995,760	0.4
		United States Treasury Note
35,000,000	d	1.250%, 04/15/14	35,016,104	1.5
		Other	9,199,255	0.4
			300,764,779	13.2
	TOTAL SHORT-TERM INVESTMENTS
		(Cost $329,397,213)	329,423,837	14.5
	TOTAL PORTFOLIO
		(Cost $2,487,695,037)	2,519,521,948	110.7
	OTHER ASSETS & LIABILITIES, NET		(243,136,987)	(10.7)
	NET ASSETS		$2,276,384,961	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities, including those in “Other,” was $375,733,400 or 16.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	29

Summary portfolio of investments

High-Yield Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$20,300,359	0.7%
CAPITAL GOODS			18,921,968	0.7
COMMERCIAL & PROFESSIONAL SERVICES
		Pilot Corp
$14,775,000	i	4.250%, 08/07/19	14,839,714	0.5
		Other	9,999,750	0.4
			24,839,464	0.9
CONSUMER DURABLES & APPAREL
		Capital Safety North America
15,725,000	h	4.000%, 03/26/21	15,693,550	0.6
		Other	20,070,180	0.7
			35,763,730	1.3
CONSUMER SERVICES
		Spin Holdco, Inc
19,927,556	i	4.250%, 11/14/19	19,892,683	0.7
		Other	59,524,078	2.1
			79,416,761	2.8
DIVERSIFIED FINANCIALS
		TransUnion LLC
20,300,000	h	4.000%, 03/10/21	20,333,901	0.7
			20,333,901	0.7
ENERGY
		Arch Coal, Inc
16,702,757	i	6.250%, 05/16/18	16,447,539	0.6
			16,447,539	0.6
FOOD & STAPLES RETAILING			13,192,510	0.5
HEALTH CARE EQUIPMENT & SERVICES			53,026,981	1.8
INSURANCE
		Compass Investors, Inc
13,924,279	i	4.250%, 12/27/19	13,967,862	0.5
			13,967,862	0.5
MATERIALS			8,753,866	0.3
MEDIA
		CSC Holdings LLC
20,455,214	h,i	2.653%, 04/17/20	20,181,727	0.7
		Other	10,076,969	0.4
			30,258,696	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			597,167	0.0
RETAILING
		Academy Ltd
13,765,251	i	4.500%, 08/03/18	13,801,454	0.5
			13,801,454	0.5
SOFTWARE & SERVICES
		Asurion LLC
13,300,000	h,i	8.500%, 03/03/21	13,715,625	0.5
		Other	28,345,507	1.0
			42,061,132	1.5

Principal		Issuer	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
		Scientific Games International, Inc
$19,950,000	i	4.250%, 10/18/20	$19,950,000	0.7%
		Other	19,879,611	0.7
			39,829,611	1.4
TELECOMMUNICATION SERVICES			18,420,805	0.6
UTILITIES			4,440,833	0.2
	TOTAL BANK LOAN OBLIGATIONS
		(Cost $452,402,338)	454,374,639	16.1

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			18,111,625	0.7
BANKS
		Royal Bank of Scotland Group plc
30,750,000		6.000%–7.648%, 12/15/22–12/30/49	31,933,975	1.2
		Other	28,969,244	1.0
			60,903,219	2.2
CAPITAL GOODS
		Stena AB
14,130,000	g	7.000%, 02/01/24	14,377,275	0.5
		Other	66,510,929	2.3
			80,888,204	2.8
COMMERCIAL & PROFESSIONAL SERVICES
		RR Donnelley & Sons Co
12,825,000		7.875%, 03/15/21	14,684,625	0.5
		SPL Logistics Escrow LLC
19,200,000	g	8.875%, 08/01/20	21,024,000	0.8
		Other	54,785,342	1.9
			90,493,967	3.2
CONSUMER DURABLES & APPAREL
		KB Home
14,250,000		7.000%, 12/15/21	15,336,562	0.5
		Libbey Glass, Inc
12,403,000		6.875%, 05/15/20	13,550,277	0.5
		Other	47,395,938	1.7
			76,282,777	2.7
CONSUMER SERVICES
		Penn National Gaming, Inc
15,050,000	g	5.875%, 11/01/21	14,786,625	0.5
		Six Flags Entertainment Corp
14,435,000	g	5.250%, 01/15/21	14,543,263	0.5
		Other	53,369,420	1.9
			82,699,308	2.9
DIVERSIFIED FINANCIALS
		Icahn Enterprises LP
15,725,000	g	5.875%, 02/01/22	15,960,875	0.6
		ILFC E-Capital Trust I
16,068,000	g,i	5.210%, 12/21/65	15,184,260	0.6

30	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

continued

High-Yield Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS–continued
		International Lease Finance Corp
$32,332,000		4.625%–8.750%, 03/15/17–08/15/22	$34,811,474	1.2%
		SLM Corp
14,325,000		5.500%, 01/15/19	15,148,687	0.5
15,350,000		4.875%, 06/17/19	15,598,302	0.6
		Other	76,651,335	2.7
			173,354,933	6.2
ENERGY
		Calumet Specialty Products Partners LP
17,065,000	g	6.500%, 04/15/21	17,192,987	0.6
		Exterran Partners LP
14,900,000		6.000%, 04/01/21	14,825,500	0.5
		Halcon Resources Corp
13,300,000		8.875%, 05/15/21	13,798,750	0.5
		Oasis Petroleum, Inc
13,900,000	g	6.875%, 03/15/22	15,046,750	0.5
		Pacific Rubiales Energy Corp
13,500,000	g	5.375%, 01/26/19	14,006,250	0.5
		SandRidge Energy, Inc
18,170,000		7.500%, 03/15/21	19,396,475	0.7
		Whiting Petroleum Corp
30,900,000		5.000%, 03/15/19	32,676,750	1.2
		Other	253,365,818	9.0
			380,309,280	13.5
FOOD & STAPLES RETAILING
		Ingles Markets, Inc
15,000,000		5.750%, 06/15/23	15,000,000	0.5
		Other	4,009,000	0.1
			19,009,000	0.6
FOOD, BEVERAGE & TOBACCO			41,593,660	1.5
HEALTH CARE EQUIPMENT & SERVICES
		CHS/Community Health Systems
14,950,000		8.000%, 11/15/19	16,426,313	0.6
		HCA, Inc
13,600,000		7.500%, 02/15/22	15,538,000	0.5
		Tenet Healthcare Corp
17,400,000		8.125%, 04/01/22	19,444,500	0.7
		Other	105,426,262	3.8
			156,835,075	5.6
HOUSEHOLD & PERSONAL PRODUCTS
		Reynolds Group Issuer, Inc
17,125,000		5.750%, 10/15/20	17,938,437	0.6
		Other	14,263,000	0.5
			32,201,437	1.1
INSURANCE			23,656,125	0.8
MATERIALS
		Eldorado Gold Corp
14,400,000	g	6.125%, 12/15/20	14,400,000	0.5
		Hexion US Finance Corp
18,710,000		6.625%, 04/15/20	19,364,850	0.7
		Other	91,237,342	3.2
			125,002,192	4.4

Principal		Issuer	Value	% of net assets
MEDIA
		AMC Entertainment, Inc
$15,000,000	g	5.875%, 02/15/22	$15,262,500	0.6%
		Clear Channel Worldwide Holdings, Inc
13,110,000		7.625%, 03/15/20	14,158,800	0.5
		DISH DBS Corp
13,900,000		4.250%, 04/01/18	14,508,125	0.5
		Other	165,889,563	5.8
			209,818,988	7.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Valeant Pharmaceuticals International, Inc
14,200,400	g	6.375%, 10/15/20	15,336,432	0.6
		Other	34,425,978	1.2
			49,762,410	1.8
RETAILING
		Asbury Automotive Group, Inc
12,500,000		8.375%, 11/15/20	14,000,000	0.5
		Other	76,187,004	2.7
			90,187,004	3.2
SOFTWARE & SERVICES			71,164,050	2.5
TECHNOLOGY HARDWARE & EQUIPMENT			31,604,598	1.1
TELECOMMUNICATION SERVICES
		CenturyLink, Inc
25,975,000		5.625%–7.650%, 04/01/20–03/15/42	26,957,844	1.0
		Frontier Communications Corp
14,150,000		8.500%, 04/15/20	16,449,375	0.6
		Sprint Corp
14,250,000	g	7.125%, 06/15/24	14,962,500	0.5
		T-Mobile USA, Inc
12,350,000		6.542%, 04/28/20	13,291,687	0.5
28,800,000		5.250%–6.836%, 09/01/18–01/15/24	30,568,250	1.1
		Wind Acquisition Finance S.A.
13,786,000	g	7.250%, 02/15/18	14,544,230	0.5
		Windstream Corp
14,250,000		7.750%, 10/01/21	15,318,750	0.5
		Other	138,035,895	4.9
			270,128,531	9.6
TRANSPORTATION
		Gulfmark Offshore, Inc
17,920,000		6.375%, 03/15/22	18,547,200	0.7
		Other	50,544,767	1.8
			69,091,967	2.5
UTILITIES
		NRG Energy, Inc
29,070,000		6.250%–8.250%, 05/15/19–03/15/23	31,028,875	1.1
		Other	78,039,193	2.7
			109,068,068	3.8
	TOTAL CORPORATE BONDS
		(Cost $2,163,775,079)	2,262,166,418	80.1
	TOTAL BONDS
		(Cost $2,163,775,079)	2,262,166,418	80.1

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	31

Summary portfolio of investments	concluded

High-Yield Fund ■ March 31, 2014

Shares	Company	Value	% of net assets
PREFERRED STOCKS
BANKS		$4,313,791	0.2%
	TOTAL PREFERRED STOCKS
	(Cost $4,500,000)	4,313,791	0.2

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		19,999,411	0.7
		19,999,411	0.7
TREASURY DEBT
	United States Treasury Bill
$55,000,000	0.046%–0.050%, 04/17/14	54,998,813	1.9
30,000,000	0.040%–0.055%, 04/24/14	29,999,090	1.1
25,000,000	0.045%, 05/08/14	24,998,844	0.9
15,000,000	0.045%, 05/22/14	14,999,044	0.5
	Other	7,999,905	0.3
		132,995,696	4.7
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $152,995,107)	152,995,107	5.4
	TOTAL PORTFOLIO
	(Cost $2,773,672,524)	2,873,849,955	101.8
	OTHER ASSETS & LIABILITIES, NET	(50,585,833)	(1.8)
	NET ASSETS	$2,823,264,122	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities, including those in “Other,” was $759,704,889 or 26.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES
		United States Treasury Bond
$ 5,000,000		3.625%, 02/15/44	$5,057,810	0.3%

		United States Treasury Inflation Indexed Bonds
49,207,908	k	1.625%, 01/15/15	50,476,537	2.8
48,233,209	k	0.500%, 04/15/15	49,212,922	2.7
42,528,252	k	1.875%, 07/15/15	44,588,235	2.4
44,225,727	k	2.000%, 01/15/16	46,931,104	2.6
89,953,472	k	0.125%, 04/15/16	92,385,004	5.1
42,090,282	k	2.500%, 07/15/16	45,917,888	2.5
38,653,829	k	2.375%, 01/15/17	42,328,958	2.3
98,587,235	k	0.125%, 04/15/17	101,367,691	5.6
30,986,353	k	2.625%, 07/15/17	34,695,048	1.9
33,010,602	k	1.625%, 01/15/18	35,831,985	2.0
43,001,500	k	0.125%, 04/15/18	43,989,201	2.4
31,807,566	k	1.375%, 07/15/18	34,511,209	1.9
30,934,840	k	2.125%, 01/15/19	34,545,523	1.9
34,955,309	k	1.875%, 07/15/19	38,904,176	2.1
41,369,353	k	1.375%, 01/15/20	44,707,984	2.5
63,911,109	k	1.250%, 07/15/20	68,874,190	3.8
70,653,144	k	1.125%, 01/15/21	75,002,693	4.1
69,457,344	k	0.625%, 07/15/21	71,513,907	3.9
73,381,670	k	0.125%, 01/15/22	71,891,142	3.9
101,707,000	k	0.125%, 07/15/22	99,625,159	5.5
66,876,480	k	0.125%, 01/15/23	64,708,211	3.6
45,226,350	k	0.375%, 07/15/23	44,731,664	2.5
38,842,613	k	0.625%, 01/15/24	38,976,153	2.1
56,896,102	k	2.375%, 01/15/25	66,999,598	3.7
40,131,931	k	2.000%, 01/15/26	45,697,106	2.5
32,483,398	k	2.375%, 01/15/27	38,561,335	2.1
34,638,357	k	1.750%, 01/15/28	38,378,226	2.1
36,244,298	k	3.625%, 04/15/28	49,272,420	2.7
35,066,820	k	2.500%, 01/15/29	42,584,270	2.3
35,551,177	k	3.875%, 04/15/29	50,188,272	2.8
12,819,709	k	3.375%, 04/15/32	17,719,248	1.0
20,022,466	k	2.125%, 02/15/40	23,973,780	1.3
26,451,899	k	2.125%, 02/15/41	31,785,686	1.7
44,197,916	k	0.750%, 02/15/42	38,514,329	2.1
38,657,400	k	0.625%, 02/15/43	32,369,542	1.8
10,035,600	k	1.375%, 02/15/44	10,241,019	0.5

		United States Treasury Note
18,000,000		2.750%, 11/15/23	18,081,558	1.0
			1,785,140,783	98.0

	TOTAL GOVERNMENT BONDS
		(Cost $1,739,057,438)	1,785,140,783	98.0

	TOTAL BONDS
		(Cost $1,739,057,438)	1,785,140,783	98.0

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$15,000,000	0.070%, 04/09/14	$14,999,767	0.8%
		14,999,767	0.8
TREASURY DEBT
	United States Treasury Bill
7,000,000	0.055%, 04/24/14	6,999,754	0.4
		6,999,754	0.4
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,999,521)	21,999,521	1.2

	TOTAL PORTFOLIO
	(Cost $1,761,056,959)	1,807,140,304	99.2
	OTHER ASSETS & LIABILITIES, NET	13,549,994	0.8

	NET ASSETS	$1,820,690,298	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	33

Summary portfolio of investments

Short-Term Bond Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$483,875	0.1%
CONSUMER DURABLES & APPAREL			4,310,596	0.3
CONSUMER SERVICES			9,823,969	0.7
FOOD, BEVERAGE & TOBACCO			1,690,118	0.1
HEALTH CARE EQUIPMENT & SERVICES			201,034	0.0
MEDIA			3,286,708	0.3
	TOTAL BANK LOAN OBLIGATIONS
		(Cost $19,897,719)	19,796,300	1.5
BONDS
CORPORATE BONDS
BANKS
		Australia & New Zealand Banking Group Ltd
$7,000,000	g	2.400%, 11/23/16	7,230,650	0.5
		Banco del Estado de Chile
7,825,000	g	2.000%, 11/09/17	7,776,399	0.6
		Bank Nederlandse Gemeenten
7,000,000	g	1.375%, 03/19/18	6,932,030	0.5
		Citigroup, Inc
6,750,000		1.300%, 11/15/16	6,746,504	0.5
		JPMorgan Chase & Co
10,000,000		0.800%, 04/23/15	10,025,340	0.8
		PNC Bank NA
10,000,000		1.125%, 01/27/17	9,965,780	0.7
		Royal Bank of Canada
10,000,000		1.200%, 01/23/17	10,000,550	0.8
		Skandinaviska Enskilda Banken AB
9,000,000	g	1.375%, 05/29/18	8,821,710	0.7
		Westpac Banking Corp
6,000,000	g	2.450%, 11/28/16	6,206,520	0.5
		Other	66,706,231	4.9
			140,411,714	10.5
CAPITAL GOODS
		John Deere Capital Corp
12,450,000		1.050%, 12/15/16	12,502,987	0.9
		Other	12,093,168	0.9
			24,596,155	1.8
COMMERCIAL & PROFESSIONAL SERVICES			1,035,588	0.1
CONSUMER DURABLES & APPAREL			546,250	0.1
CONSUMER SERVICES			3,322,731	0.3
DIVERSIFIED FINANCIALS
		Bank of America Corp
9,350,000		2.000%, 01/11/18	9,332,487	0.7
		Caisse Centrale Desjardins du Quebec
8,000,000	g	1.600%, 03/06/17	8,105,760	0.6
		Goldman Sachs Group, Inc
10,000,000		3.625%, 02/07/16	10,472,800	0.8
		Nederlandse Waterschapsbank NV
10,000,000	g	1.875%, 03/13/19	9,910,700	0.8

Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS–continued
		Wells Fargo & Co
$11,000,000		1.250%, 07/20/16	$11,092,301	0.8%
		Other	71,591,737	5.5
			120,505,785	9.2
ENERGY			35,861,720	2.7
FOOD & STAPLES RETAILING			2,111,442	0.2
FOOD, BEVERAGE & TOBACCO			10,997,154	0.9
HEALTH CARE EQUIPMENT & SERVICES			8,664,846	0.7
HOUSEHOLD & PERSONAL PRODUCTS			1,418,098	0.1
INSURANCE			10,178,686	0.8
MATERIALS			11,146,338	0.8
MEDIA			13,906,900	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,196,588	0.9
REAL ESTATE			7,364,916	0.5
RETAILING			10,434,917	0.8
SOFTWARE & SERVICES			3,553,599	0.3
TECHNOLOGY HARDWARE & EQUIPMENT			12,358,600	0.9
TELECOMMUNICATION SERVICES

		Verizon Communications, Inc
5,675,000		3.650%, 09/14/18	6,041,219	0.4
		Other	13,072,504	1.0
			19,113,723	1.4
TRANSPORTATION			4,718,168	0.3
UTILITIES			37,118,533	2.8
	TOTAL CORPORATE BONDS
		(Cost 487,583,794)	491,562,451	37.2
GOVERNMENT BONDS
AGENCY SECURITIES

		Federal Home Loan Bank (FHLB)
12,000,000		0.375%, 02/19/16	11,993,760	0.9
		Hospital for Special Surgery
6,030,004	g	3.500%, 01/01/23	6,236,755	0.5
		Private Export Funding Corp (PEFCO)
6,000,000		1.375%, 02/15/17	6,046,878	0.5
		Other	5,975,932	0.4
			30,253,325	2.3
FOREIGN GOVERNMENT BONDS

		International Finance Facility for Immunisation
20,000,000	g,i	0.420%, 07/05/16	20,004,480	1.5
		Spain Government International Bond
7,000,000	g	4.000%, 03/06/18	7,384,370	0.6
		Other	60,975,323	4.6
			88,364,173	6.7
MORTGAGE BACKED

		Federal National Mortgage Association (FNMA)
9,385,235		2.000%, 05/25/25	9,554,357	0.7
		Other	23,342,188	1.8
			32,896,545	2.5

34	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Short-Term Bond Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
MUNICIPAL BONDS			$5,567,780	0.4%
U.S. TREASURY SECURITIES
		United States Treasury Note
$29,700,000		1.250%, 04/15/14	29,711,613	2.2
6,680,000		0.250%, 11/30/14	6,687,308	0.5
21,460,000		0.250%, 05/31/15	21,482,640	1.6
35,790,000		0.500%, 06/15/16	35,767,631	2.7
26,315,000		0.625%, 08/15/16	26,323,210	2.0
15,000,000		0.875%, 09/15/16	15,083,205	1.1
31,455,000		0.625%, 02/15/17	31,255,953	2.4
25,180,900		0.250%–2.625%, 06/30/14–02/28/19	25,210,959	1.9
			191,522,519	14.4
	TOTAL GOVERNMENT BONDS
		(Cost $347,476,316)	348,604,342	26.3
STRUCTURED ASSETS
ASSET BACKED
		Ally Master Owner Trust
		Series 2010-2 (Class A)
8,000,000	g	4.250%, 04/15/17	8,280,296	0.6
		Capital Auto Receivables Asset Trust
		Series 2013-1 (Class A4)
7,500,000		0.970%, 01/22/18	7,508,715	0.6
		Series 2014-1 (Class A4)
10,000,000		1.690%, 10/22/18	10,016,000	0.7
		Chase Issuance Trust
		Series 2014-A1 (Class A)
8,000,000		1.150%, 01/15/19	7,999,920	0.6
		CitiBank Credit Card Issuance Trust
		Series 2014–A2 (Class A2)
12,000,000		1.020%, 02/22/19	11,939,172	0.9
		CNH Equipment Trust
		Series 2011-C (Class A4)
6,000,000		1.550%, 11/15/17	6,079,062	0.5
		Entergy Louisiana Investment Recovery Funding I LLC
		Series 2011-A (Class A1)
8,231,468		2.040%, 09/01/23	8,225,879	0.6
		Ford Credit Floorplan Master Owner Trust
		Series 2010-3 (Class A1)
6,485,000	g	4.200%, 02/15/17	6,694,413	0.5
		HLSS Servicer Advance Receivables Backed Notes
		Series 2014-T1 (Class AT1)
10,000,000	g	1.244%, 01/17/45	10,006,000	0.7
		Hyundai Auto Receivables Trust
		Series 2013-A (Class C)
8,000,000		1.350%, 06/17/19	7,948,184	0.6
		SLM Student Loan Trust
		Series 2012-B (Class A2)
7,800,000	g	3.480%, 10/15/30	8,105,651	0.6
		Series 2012-A (Class A2)
9,000,000	g	3.830%, 01/17/45	9,449,721	0.7
		Volvo Financial Equipment LLC
		Series 2013-1A (Class A4)
7,000,000	g	0.970%, 08/15/19	6,996,997	0.5
		Other	147,470,390	10.9
			256,720,400	19.0

Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage
		Series 2007-4 (Class AM)
$8,750,000	i	5.813%, 02/10/51	$9,712,378	0.7%
		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class AM)
9,000,000		5.509%, 09/15/39	9,684,900	0.7
		JP Morgan Chase Commercial Mortgage Securities Trust
		Series 2006-LDP9 (Class A1A)
9,514,032		5.257%, 05/15/47	10,120,485	0.8
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
8,735,000		5.383%, 12/15/43	9,455,052	0.7
		Other	31,612,021	2.6
			70,584,836	5.5
	TOTAL STRUCTURED ASSETS
		(Cost 326,499,925)	327,305,236	24.5
	TOTAL BONDS
		(Cost $1,161,560,035)	1,167,472,029	88.0
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
7,995,000		0.045%, 04/02/14	7,994,990	0.6
20,000,000		0.065%, 04/25/14	19,999,133	1.5
15,100,000		0.100%, 05/02/14	15,098,700	1.1
			43,092,823	3.2
TREASURY DEBT
		United States Treasury Bill
10,000,000	d	0.065%, 04/24/14	9,999,585	0.8
		Other	5,299,924	0.4
			15,299,509	1.2
	TOTAL SHORT-TERM INVESTMENTS
		(Cost $58,392,332)	58,392,332	4.4
	TOTAL PORTFOLIO
		(Cost $1,239,850,086)	1,245,660,661	93.9
	OTHER ASSETS & LIABILITIES, NET		80,452,712	6.1
	NET ASSETS		$1,326,113,373	100.0%

d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities, including those in “Other,” was $322,490,852 or 24.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	35

Summary portfolio of investments

Social Choice Bond Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
MEDIA			$249,332	0.2%
UTILITIES
		ExGen Renewables I LLC
$ 500,000	i	5.250%, 02/06/21	506,875	0.6
			506,875	0.6
	TOTAL BANK LOAN OBLIGATIONS
		(Cost $747,021)	756,207	0.8
BONDS
CORPORATE BONDS
BANKS
		Discover Bank
500,000		4.200%, 08/08/23	512,644	0.5
		First Niagara Financial Group, Inc
515,000		6.750%, 03/19/20	589,987	0.6
		HSBC Holdings plc
500,000		5.250%, 03/14/44	505,578	0.5
		Huntington Bancshares, Inc
1,000,000		2.600%, 08/02/18	1,006,752	1.0
		Other	8,480,007	8.4
			11,094,968	11.0
CAPITAL GOODS
		Pentair Finance S.A.
750,000		1.350%, 12/01/15	753,939	0.8
		Rockwell Collins, Inc
500,000		3.700%, 12/15/23	507,001	0.5
		Other	740,224	0.7
			2,001,164	2.0
COMMERCIAL & PROFESSIONAL SERVICES			500,000	0.5
CONSUMER DURABLES & APPAREL
		Whirlpool Corp
500,000		5.150%, 03/01/43	512,459	0.5
		Other	245,625	0.3
			758,084	0.8
CONSUMER SERVICES			253,125	0.3
DIVERSIFIED FINANCIALS
		CIT Group, Inc
500,000		3.875%, 02/19/19	505,471	0.5
		EDP Finance BV
500,000	g	5.250%, 01/14/21	515,750	0.5
		Ford Motor Credit Co LLC
500,000	i	1.487%, 05/09/16	508,356	0.5
		Other	1,867,222	1.8
			3,396,799	3.3
ENERGY
		Noble Energy, Inc
500,000		5.250%, 11/15/43	521,870	0.5
		ONE Gas, Inc
500,000	g	4.658%, 02/01/44	519,070	0.5

Principal		Issuer	Value	% of net assets
ENERGY–continued
		Statoil ASA
$ 500,000		2.900%, 11/08/20	$504,444	0.5%
1,000,000		2.650%–3.950%, 01/15/24–05/15/43	932,735	1.0
		Other	710,759	0.7
			3,188,878	3.2
FOOD & STAPLES RETAILING
		Kroger Co
1,000,000		1.200%–2.300%, 10/17/16–01/15/19	995,745	1.0
			995,745	1.0
FOOD, BEVERAGE & TOBACCO			496,699	0.5
HEALTH CARE EQUIPMENT & SERVICES
		Thermo Fisher Scientific, Inc
500,000		4.150%, 02/01/24	514,416	0.5
		Other	995,221	1.0
			1,509,637	1.5
HOUSEHOLD & PERSONAL PRODUCTS			225,688	0.2
INSURANCE			1,202,104	1.2
MATERIALS			1,021,186	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Gilead Sciences, Inc
500,000		4.800%, 04/01/44	514,702	0.5
		Johnson & Johnson
500,000		4.375%, 12/05/33	524,499	0.5
500,000		4.500%, 09/01/40	517,603	0.5
		Valeant Pharmaceuticals International, Inc
500,000	g	5.625%, 12/01/21	525,000	0.5
		Other	2,210,468	2.2
			4,292,272	4.2
REAL ESTATE
		Mid-America Apartments LP
500,000	g	6.250%, 06/15/14	505,500	0.5
		Other	2,951,862	2.8
			3,457,362	3.3
RETAILING			246,024	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			1,251,598	1.2
TELECOMMUNICATION SERVICES
		CenturyLink, Inc
500,000		6.750%, 12/01/23	530,625	0.5
		Sprint Corp
500,000	g	7.250%, 09/15/21	545,000	0.5
		Other	245,802	0.2
			1,321,427	1.2
TRANSPORTATION
		GATX Corp
500,000		5.200%, 03/15/44	514,041	0.5
		Other	496,854	0.5
			1,010,895	1.0

36	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Social Choice Bond Fund ■ March 31, 2014

Principal	Issuer	Value	% of net assets
UTILITIES
	Pacific Gas & Electric Co
$ 500,000	4.750%, 02/15/44	$505,899	0.5%
	Other	3,610,359	3.5
		4,116,258	4.0
	TOTAL CORPORATE BONDS
	(Cost $42,181,074)	42,339,913	41.6
GOVERNMENT BONDS
AGENCY SECURITIES
	Overseas Private Investment Corp (OPIC)
500,000	3.820%, 12/20/32	506,580	0.5
	United States Department of Housing and Urban Development (HUD)
1,195,000	2.050%–4.870%, 08/01/14–08/01/20	1,236,505	1.2
	Other	2,928,573	3.1
		4,671,658	4.8
FOREIGN GOVERNMENT BONDS
	International Bank for Reconstruction & Development
525,000	2.000%, 10/20/16	541,459	0.5
	Other	6,451,618	6.3
		6,993,077	6.8
MORTGAGE BACKED
	Federal National Mortgage Association (FNMA)
817,501	3.000%, 05/01/27	841,248	0.8
1,138,018	2.500%, 10/01/27	1,140,962	1.1
1,210,289	4.500%, 08/01/39	1,301,922	1.3
677,904	4.500%, 04/01/40	729,113	0.7
500,014	5.500%, 07/01/40	555,369	0.6
839,131	4.000%, 10/01/40	876,353	0.9
1,090,514	3.500%, 01/01/43	1,097,892	1.1
959,142	4.000%, 02/25/44	1,007,167	1.0
1,340,052	3.500%–6.000%, 10/01/19–11/01/40	1,441,997	1.4
	Government National Mortgage Association (GNMA)
1,060,930	3.000%, 02/20/39	1,089,390	1.1
578,790	3.500%, 08/20/39	597,034	0.6
670,297	4.000%, 05/20/42	705,302	0.7
954,283	3.000%, 02/20/43	940,858	0.9
1,330,744	3.500%–5.000%, 10/20/39–07/15/43	1,406,411	1.4
		13,731,018	13.6
MUNICIPAL BONDS
	Commonwealth of Massachusetts
500,000	5.000%, 08/01/33	554,220	0.6
	Florida Hurricane Catastrophe Fund Finance Corp
500,000	1.298%, 07/01/16	505,000	0.5
	Washington County Clean Water Services
655,000	4.828%, 10/01/22	730,030	0.7
	Other	6,866,344	6.8
		8,655,594	8.6
U.S. TREASURY SECURITIES
	United States Treasury Bond
1,275,000	3.750%, 11/15/43	1,320,023	1.3

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES–continued
		United States Treasury Note
$3,347,600		1.500%, 02/28/19	$3,314,124	3.3%
2,165,000		2.750%, 02/15/24	2,169,737	2.2
		Other	1,286,490	1.2
			8,090,374	8.0
	TOTAL GOVERNMENT BONDS
		(Cost $42,492,419)	42,141,721	41.8
STRUCTURED ASSETS
ASSET BACKED
		Hertz Vehicle Financing LLC
		Series 2010-1A (Class B3)
500,000	g	6.440%, 02/25/19	562,881	0.5
		Other	3,782,688	3.8
			4,345,569	4.3
OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage Trust
		Series 2007-1 (Class AMFX)
500,000	i	5.482%, 01/15/49	525,403	0.5
		Bear Stearns Commercial Mortgage Securities
		Series 2007-PW15 (Class AM)
500,000		5.363%, 02/11/44	522,239	0.5
		JP Morgan Chase Commercial Mortgage Securities Trust
		Series 2007-LD12 (Class AM)
710,000	i	6.192%, 02/15/51	791,996	0.8
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C34 (Class AJ)
500,000	i	5.933%, 05/15/46	507,300	0.5
		Other	2,379,233	2.4
			4,726,171	4.7
	TOTAL STRUCTURED ASSETS
		(Cost $9,062,695)	9,071,740	9.0
	TOTAL BONDS
		(Cost $93,736,188)	93,553,374	92.4

Shares		Company
PREFERRED STOCKS
BANKS			249,757	0.3
	TOTAL PREFERRED STOCKS
		(Cost $255,625)	249,757	0.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	37

Summary portfolio of investments	concluded

Social Choice Bond Fund ■ March 31, 2014

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
TREASURY DEBT
	United States Treasury Bill
$4,000,000	0.040%, 04/17/14	$3,999,929	4.0%
		3,999,929	4.0
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,999,929)	3,999,929	4.0
	TOTAL PORTFOLIO
	(Cost $98,738,763)	98,559,267	97.5
	OTHER ASSETS & LIABILITIES, NET	2,578,321	2.5
	NET ASSETS	$101,137,588	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities, including those in “Other,” was $13,009,266 or 12.9% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Tax-Exempt Bond Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ARIZONA			$3,684,006	1.1%
CALIFORNIA
		California State Public Works Board
$3,250,000		5.000%, 09/01/24	3,764,442	1.1
5,000,000		5.000%, 09/01/39	5,273,900	1.6
		State of California
5,000,000		5.000%, 12/01/17	5,732,700	1.7
		State of California, GO
2,000,000		5.250%, 10/01/22	2,396,560	0.7
		Other	15,424,688	4.6
			32,592,290	9.7
COLORADO			3,117,664	1.0
CONNECTICUT
		State of Connecticut
3,000,000	i	1.080%, 08/15/20	3,049,080	0.9
3,000,000		5.000%, 10/15/23	3,559,890	1.1
		Other	5,103,804	1.5
			11,712,774	3.5
FLORIDA
		City of Orlando FL
6,000,000		5.000%, 11/01/44	6,368,460	1.9
		Other	5,814,479	1.7
			12,182,939	3.6
GEORGIA
		State of Georgia
4,000,000		5.000%, 12/01/16	4,470,680	1.3
		Other	5,081,322	1.5
			9,552,002	2.8
HAWAII			1,177,100	0.3
ILLINOIS
		Chicago Board of Education
5,000,000	i	0.890%, 03/01/36	4,837,900	1.4
		State of Illinois
2,500,000		5.000%, 02/01/23	2,782,550	0.8
		Other	23,917,091	7.1
			31,537,541	9.3
INDIANA
		Indiana Bond Bank
2,120,000		5.250%, 04/01/19	2,388,943	0.7
		Other	3,053,518	0.9
			5,442,461	1.6
LOUISIANA			1,138,500	0.3
MARYLAND
		County of Montgomery MD
4,000,000		5.000%, 07/01/21	4,769,720	1.4
		State of Maryland
2,750,000		5.000%, 07/15/15	2,919,455	0.9
5,000,000		5.250%, 08/15/16	5,566,850	1.7

Principal	Issuer	Value	% of net assets
MARYLAND–continued
	State of Maryland Department of Transportation
$4,500,000	5.000%, 12/01/17	$5,162,940	1.5%
		18,418,965	5.5
MASSACHUSETTS
	Commonwealth of Massachusetts
5,260,000	5.250%, 08/01/22	6,363,232	1.9
	Massachusetts State College Building Authority
3,000,000	5.000%, 05/01/20	3,525,750	1.0
	Massachusetts Water Pollution Abatement Trust
4,230,000	5.250%, 08/01/21	5,136,870	1.5
	Other	6,030,849	1.8
		21,056,701	6.2
MICHIGAN		2,372,107	0.8
MINNESOTA
	St. Paul Port Authority
3,000,000	5.000%, 12/01/21	3,535,890	1.0
	State of Minnesota
5,000,000	5.000%, 10/01/23	6,017,850	1.8
	Other	3,118,336	0.9
		12,672,076	3.7
MISSOURI		1,703,295	0.5
NEBRASKA		1,102,320	0.3
NEW JERSEY
	New Jersey Building Authority
2,250,000	5.000%, 06/15/16	2,465,505	0.7
	Other	6,181,883	1.8
		8,647,388	2.5
NEW YORK
	Battery Park City Authority
2,000,000	5.000%, 11/01/23	2,423,500	0.7
	City of New York NY
4,000,000	5.000%, 08/01/17	4,536,440	1.3
4,000,000	5.000%, 08/01/18	4,620,800	1.4
	County of Rockland NY
3,600,000	2.000%, 03/17/15	3,646,764	1.1
	New York State Dormitory Authority
2,250,000	5.000%, 10/01/17	2,545,042	0.8
5,000,000	5.000%, 12/15/22	5,928,800	1.8
3,000,000	5.000%, 03/15/23	3,579,510	1.1
	New York State Urban Development Corp
4,000,000	5.000%, 03/15/20	4,684,640	1.4
4,000,000	5.000%, 03/15/21	4,706,840	1.4
5,000,000	5.000%, 03/15/22	5,896,100	1.7
	Other	14,005,428	4.1
		56,573,864	16.8
OHIO
	Ohio State Water Development Authority
3,000,000	5.000%, 06/01/23	3,591,570	1.1

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	39

Summary portfolio of investments	concluded

Tax-Exempt Bond Fund ■ March 31, 2014

Principal	Issuer	Value	% of net assets
OHIO–continued
	State of Ohio
$4,000,000	5.000%, 06/15/22	$4,773,080	1.4%
	Other	14,449,221	4.2
		22,813,871	6.7
RHODE ISLAND
	Rhode Island Health & Educational Building Corp
5,000,000	5.000%, 09/01/21	5,941,200	1.8
	Other	2,331,360	0.7
		8,272,560	2.5
SOUTH CAROLINA		2,402,372	0.7
TEXAS
	City Public Service Board of San Antonio TX
5,000,000	5.250%, 02/01/24	6,065,050	1.8
	Dallas Area Rapid Transit
5,000,000	5.000%, 12/01/17	5,726,850	1.7
	North Texas Municipal Water District
3,250,000	5.250%, 09/01/23	3,877,543	1.2
	Tarrant Regional Water District
3,000,000	6.000%, 09/01/23	3,829,290	1.1
3,000,000	6.000%, 09/01/24	3,871,110	1.1
	Texas Transportation Commission State Highway Fund
5,000,000	5.000%, 04/01/18	5,779,100	1.7
2,000,000	5.000%, 04/01/24	2,424,000	0.7
	Other	4,077,270	1.2
		35,650,213	10.5
UTAH
	University of Utah
2,750,000	6.000%, 08/01/22	3,464,753	1.0
	Other	3,394,710	1.0
		6,859,463	2.0
WASHINGTON
	Energy Northwest WA Electric Revenue
4,000,000	5.000%, 07/01/17	4,527,320	1.3
	Port of Seattle WA
3,150,000	5.500%, 09/01/17	3,555,090	1.1
	State of Washington
3,000,000	6.000%, 02/01/16	3,306,210	1.0
3,000,000	5.250%, 02/01/22	3,616,260	1.1
5,075,000	5.000%, 02/01/23	6,047,725	1.8
		21,052,605	6.3
WEST VIRGINIA		1,633,065	0.5
WISCONSIN
	State of Wisconsin
5,000,000	5.000%, 05/01/17	5,638,800	1.7
5,260,000	5.000%, 05/01/19	5,760,121	1.7
	Wisconsin Department of Transportation
3,100,000	5.000%, 07/01/24	3,557,405	1.1
	Other	1,186,180	0.3
		16,142,506	4.8
	TOTAL LONG-TERM MUNICIPAL BONDS
	(Cost $343,151,808)	349,510,648	103.5
Principal	Issuer	Value	% of net assets
SHORT-TERM MUNICIPAL BONDS
NEW YORK		$400,000	0.1%
	TOTAL SHORT-TERM MUNICIPAL BONDS
	(Cost $400,000)	400,000	0.1
	TOTAL PORTFOLIO
	(Cost $343,551,808)	349,910,648	103.6
	OTHER ASSETS & LIABILITIES, NET	(12,505,735)	(3.6)
	NET ASSETS	$337,404,913	100.0%

Abbreviation(s):

GO – General Obligation

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

40	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Money Market Fund ■ March 31, 2014

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
		Banco Del Estado De Chile
$10,000,000		0.200%–0.210%, 05/12/14–06/09/14	$10,000,000	1.2%
		Toronto-Dominion Bank
10,000,000		0.120%, 05/20/14	10,000,000	1.1
6,000,000		0.150%, 06/11/14	6,000,000	0.7
10,250,000		0.140%–0.550%, 04/01/14–09/18/14	10,250,233	1.2
		Wells Fargo Bank NA
10,000,000		0.140%, 06/02/14	10,000,000	1.2
			46,250,233	5.4
COMMERCIAL PAPER
		American Honda Finance Corp
22,210,000		0.100%–0.110%, 04/07/14–06/23/14	22,206,911	2.6
		Australia & New Zealand Banking Group Ltd
9,640,000		0.150%–0.150%, 05/07/14–05/14/14	9,638,408	1.1
		Bank of Nova Scotia
7,840,000		0.185%, 06/19/14	7,836,817	0.9
		Bedford Row Funding Corp
5,970,000	y	0.125%–0.180%, 05/19/14	5,968,766	0.7
		Coca-Cola Co
5,700,000	y	0.100%–0.100%, 04/09/14	5,699,873	0.7
13,500,000		0.090%–0.125%, 04/10/14–06/04/14	13,498,574	1.6
		Commonwealth Bank of Australia
10,725,000	y	0.140%–0.155%, 04/03/14	10,724,911	1.2
10,000,000	y	0.160%, 06/27/14	9,996,133	1.2
		Fairway Finance LLC
7,000,000	y	0.140%, 04/17/14	6,999,565	0.8
15,567,000		0.120%–0.160%, 04/08/14–06/12/14	15,564,443	1.8
		General Electric Capital Corp
6,925,000		0.120%, 05/27/14	6,923,707	0.8
		Hydro-Quebec
7,000,000	y	0.110%, 04/14/14	6,999,722	0.8
20,000,000		0.080%–0.120%, 04/08/14–06/19/14	19,997,654	2.3
		Liberty Street Funding LLC
10,100,000		0.140%–0.170%, 04/16/14–04/23/14	10,099,198	1.2
		Merck & Co, Inc
5,700,000	y	0.070%, 04/29/14	5,699,690	0.6
		National Australia Funding Delaware, Inc
10,000,000	y	0.160%–0.163%, 05/05/14	9,998,476	1.2
6,500,000	y	0.130%, 06/24/14	6,498,028	0.7
		Nestle Capital Corp
5,880,000	y	0.100%, 04/03/14	5,879,967	0.7
7,550,000	y	0.100%–0.115%, 06/12/14	7,548,480	0.9
10,000,000	y	0.110%, 06/18/14	9,997,617	1.2
		Procter & Gamble Co
6,850,000	y	0.100%, 05/28/14	6,848,916	0.8
20,450,000		0.090%–0.110%, 04/21/14–06/13/14	20,446,589	2.4
		Province of Ontario Canada
12,000,000		0.100%, 04/22/14	11,999,300	1.4
14,530,000		0.100%–0.110%, 04/08/14–06/13/14	14,528,669	1.7
		PSP Capital, Inc
11,500,000	y	0.140%–0.160%, 06/16/14	11,496,517	1.3
9,500,000		0.120%–0.130%, 04/04/14–06/24/14	9,498,733	1.1
		Toyota Motor Credit Corp
10,000,000		0.130%–0.170%, 04/17/14–06/23/14	9,997,750	1.2
Principal		Issuer	Value	% of net assets
COMMERCIAL PAPER–continued
		United Overseas Bank Ltd
$6,000,000	y	0.180%, 06/17/14	$5,997,690	0.7%
18,080,000		0.185%–0.220%, 04/14/14–07/21/14	18,075,911	2.1
		Wal-Mart Stores, Inc
10,000,000	y	0.080%–0.090%, 04/28/14	9,999,340	1.2
		Other	81,411,991	9.5
			398,078,346	46.4
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
6,710,000		0.057%–0.070%, 04/23/14	6,709,743	0.8
6,405,000		0.050%–0.065%, 05/07/14	6,404,631	0.7
9,500,000		0.070%–0.075%, 05/14/14	9,499,185	1.1
9,978,000		0.060%–0.070%, 05/21/14	9,977,074	1.2
13,400,000		0.090%–0.092%, 07/23/14	13,396,171	1.6
11,177,000		0.060%–0.085%, 04/02/14	11,176,981	1.3
11,500,000		0.055%–0.110%, 04/04/14	11,499,910	1.3
14,060,000		0.055%–0.060%, 04/11/14	14,059,771	1.6
13,600,000		0.055%–0.069%, 05/09/14	13,599,123	1.6
9,052,000		0.070%–0.110%, 05/16/14	9,050,825	1.1
6,000,000		0.070%–0.075%, 06/06/14	5,999,221	0.7
10,000,000		0.080%, 06/20/14	9,998,222	1.2
40,662,000		0.058%–0.090%, 04/09/14–07/16/14	40,657,978	4.7
		Federal Home Loan Mortgage Corp (FHLMC)
6,235,000		0.055%–0.080%, 04/21/14	6,234,776	0.7
11,635,000		0.040%–0.100%, 04/01/14–05/08/14	11,634,666	1.4
		Federal National Mortgage Association (FNMA)
9,660,000		0.065%–0.090%, 04/09/14–07/14/14	9,659,150	1.1
		Other	4,999,531	0.6
			194,556,958	22.7
TREASURY DEBT
		United States Treasury Bill
5,720,000		0.050%, 04/17/14	5,719,873	0.7
10,625,000		0.027%–0.085%, 04/24/14	10,624,616	1.3
7,000,000		0.053%–0.055%, 05/08/14	6,999,591	0.8
11,040,000		0.050%–0.088%, 06/26/14	11,037,964	1.3
7,975,000		0.089%–0.095%, 08/21/14	7,972,108	0.9
29,300,000		0.043%–0.090%, 04/03/14–09/18/14	29,297,490	3.4
		United States Treasury Note
6,230,000		1.250%, 04/15/14	6,232,794	0.7
6,240,000		0.250%, 04/30/14	6,240,479	0.7
8,000,000		1.000%, 05/15/14	8,008,332	0.9
8,315,000		0.750%, 06/15/14	8,325,451	1.0
7,000,000		0.250%, 06/30/14	7,001,974	0.8
7,355,000		0.625%, 07/15/14	7,365,407	0.9
8,410,000		0.125%, 07/31/14	8,410,077	1.0
5,735,000		0.250%, 01/15/15	5,740,181	0.7
22,250,000		0.125%–0.500%, 08/15/14–03/31/15	22,268,940	2.6
			151,245,277	17.7
VARIABLE RATE SECURITIES
		Federal Farm Credit Bank (FFCB)
8,000,000	i	0.131%, 04/01/14	7,996,677	0.9
8,500,000	i	0.181%, 04/01/14	8,498,728	1.0
31,680,000		0.120%–0.330%, 04/01/14–10/27/14	31,681,847	3.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	41

Summary portfolio of investments	concluded

Money Market Fund ■ March 31, 2014

Principal	Issuer	Value	% of net assets
VARIABLE RATE SECURITIES–continued
	Federal Home Loan Bank (FHLB)
$9,000,000	0.200%–0.220%, 04/01/14–04/01/14	$9,002,191	1.0%
	Other	8,999,814	1.1
		66,179,257	7.7
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $856,310,071)	856,310,071	99.9
	TOTAL PORTFOLIO
	(Cost $856,310,071)	856,310,071	99.9
	OTHER ASSETS & LIABILITIES, NET	793,299	0.1
	NET ASSETS	$857,103,370	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2014, the aggregate value of these securities was $291,302,375 or 34.0% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

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TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	43

Statements of assets and liabilities

TIAA-CREF Funds ■ March 31, 2014

					Inflation-Linked	Short-Term	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Fund

ASSETS
Portfolio investments, at value†	$2,605,614,713	$5,049,990,360	$2,519,521,948	$2,873,849,955	$1,807,140,304	$1,245,660,661	$98,559,267	$349,910,648	$856,310,071
Cash	7,584,094	32,140,872	10,853,499	33,821,215	7,942,943	73,536,477	3,640,463	26,745,461	19,392
Receivable from securities transactions	31,472,828	63,141,012	19,095,936	23,907,636	–	2,220,101	3,248,081	–	–
Receivable for delayed delivery securities	122,626,281	–	153,462,332	–	–	2,048,658	–	–	–
Receivable from Fund shares sold	1,107,301	4,312,702	1,140,239	8,953,026	1,444,209	1,730,957	63,614	32,765	2,888,378
Dividends and interest receivable	12,463,703	26,109,495	16,611,152	37,751,857	5,313,995	4,812,393	500,602	3,140,514	148,911
Due from affiliates	–	–	–	–	–	–	1,924	8	106,601
Swap premiums paid	12,486	–	–	–	–	–	–	–	–
Other	111,111	99,659	54,362	75,783	79,164	37,430	475	31,781	36,590
Total assets	2,780,992,517	5,175,794,100	2,720,739,468	2,978,359,472	1,821,920,615	1,330,046,677	106,014,426	379,861,177	859,509,943

LIABILITIES
Management fees payable	112,561	83,386	110,222	158,108	73,535	53,795	5,774	16,650	14,074
Service agreement fees payable	14,391	3,037	7,981	16,349	7,819	8,440	264	–	3,741
Distribution fees payable	18,023	6,811	57,341	130,602	33,203	37,385	1,576	70,405	88,942
Due to affiliates	19,952	39,197	16,583	21,853	15,374	9,913	648	3,270	7,254
Payable for securities transactions	34,306,262	71,215,170	22,373,556	38,486,177	–	2,894,188	4,777,858	9,026,590	–
Payable for delayed delivery securities	415,285,831	17,685,787	414,813,361	107,379,798	–	–	–	32,570,229	–
Payable for Fund shares redeemed	2,464,386	1,628,117	2,711,195	4,087,531	938,054	321,413	6,470	641,380	2,155,623
Income distribution payable	3,347,387	1,259,789	3,972,529	4,573,559	–	462,925	636	54,493	1,785
Payable for variation margin on futures contracts	–	–	–	–	–	25,000	–	–	–
Unrealized depreciation on swap agreements	107,023	–	–	–	–	–	–	–	–
Accrued expenses and other payables	222,116	377,174	291,739	241,373	162,332	120,245	83,612	73,247	135,154
Total liabilities	455,897,932	92,298,468	444,354,507	155,095,350	1,230,317	3,933,304	4,876,838	42,456,264	2,406,573
NET ASSETS	$2,325,094,585	$5,083,495,632	$2,276,384,961	$2,823,264,122	$1,820,690,298	$1,326,113,373	$101,137,588	$337,404,913	$857,103,370

NET ASSETS CONSIST OF:
Paid-in-capital	$2,301,172,847	$5,089,535,077	$2,240,211,553	$2,715,051,441	$1,773,581,282	$1,320,624,893	$100,960,281	$332,740,014	$857,124,278
Undistributed net investment income (loss)	(367,698)	(201,467)	23,830	(294,876)	124,365	(1,812)	(442)	10,930	(20,908)
Accumulated net realized gain (loss) on total investments	(3,962,543)	(4,004,674)	4,322,471	8,330,126	901,306	(291,218)	357,245	(1,704,871)	–
Net unrealized appreciation (depreciation) on total investments	28,251,979	(1,833,304)	31,827,107	100,177,431	46,083,345	5,781,510	(179,496)	6,358,840	–
NET ASSETS	$2,325,094,585	$5,083,495,632	$2,276,384,961	$2,823,264,122	$1,820,690,298	$1,326,113,373	$101,137,588	$337,404,913	$857,103,370

INSTITUTIONAL CLASS:
Net assets	$1,882,775,884	$4,964,508,937	$1,807,530,048	$1,790,121,750	$1,472,700,048	$938,243,659	$85,770,900	$9,625,533	$345,892,291
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	181,024,766	465,095,430	170,876,143	172,421,062	129,098,981	90,144,744	8,595,615	916,016	345,888,543
Net asset value per share	$10.40	$10.67	$10.58	$10.38	$11.41	$10.41	$9.98	$10.51	$1.00

PREMIER CLASS:
Net assets	$17,714,629	$31,048,257	$12,140,200	$30,851,188	$7,432,825	$11,982,292	$2,018,790	$–	$5,370,829
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,702,266	2,908,580	1,148,006	2,970,144	652,685	1,150,107	202,357	–	5,370,736
Net asset value per share	$10.41	$10.67	$10.58	$10.39	$11.39	$10.42	$9.98	$–	$1.00

RETIREMENT CLASS:
Net assets	$350,208,365	$73,880,564	$194,475,852	$402,054,418	$190,395,345	$206,496,455	$6,630,889	$–	$90,362,861
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	33,079,250	6,919,145	18,362,434	38,724,953	16,557,921	19,816,060	664,544	–	90,361,393
Net asset value per share	$10.59	$10.68	$10.59	$10.38	$11.50	$10.42	$9.98	$–	$1.00

RETAIL CLASS:
Net assets	$74,395,707	$14,057,874	$262,238,861	$600,236,766	$150,162,080	$169,390,967	$6,717,009	$327,779,380	$415,477,389
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,034,480	1,316,466	24,743,789	57,560,045	13,460,855	16,260,668	673,378	31,151,163	415,465,522
Net asset value per share	$10.58	$10.68	$10.60	$10.43	$11.16	$10.42	$9.98	$10.52	$1.00

† Portfolio investments, cost	$2,577,257,804	$5,051,823,664	$2,487,695,037	$2,773,672,524	$1,761,056,959	$1,239,850,086	$98,738,763	$343,551,808	$856,310,071

44	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	45

Statements of operations

TIAA-CREF Funds ■ For the year ended March 31, 2014

		Bond Index	Bond Plus	High-Yield	Inflation-Linked	Short-Term	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Fund	Fund	Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Fund

INVESTMENT INCOME
Interest	$65,527,494	$97,632,760	$54,284,361	$146,819,938	$35,386,268	$20,154,219	$1,615,032	$9,903,268	$1,166,972
Dividends	–	–	68,520	440,965	–	–	13,371	–	–
Total income	65,527,494	97,632,760	54,352,881	147,260,903	35,386,268	20,154,219	1,628,403	9,903,268	1,166,972
EXPENSES
Management fees	6,951,196	4,645,595	5,312,959	8,611,292	4,389,707	2,948,005	262,795	1,105,446	851,132
Shareholder servicing – Institutional Class	2,851	12,894	2,431	6,426	4,888	3,242	452	316	2,735
Shareholder servicing – Premier Class	171	188	189	305	177	187	210	–	145
Shareholder servicing – Retirement Class	866,764	177,127	445,049	816,696	490,486	522,839	9,117	–	210,232
Shareholder servicing – Retail Class	55,021	15,902	244,731	150,285	121,520	118,974	3,632	121,904	499,982
Distribution fees – Premier Class	29,901	47,540	25,501	47,830	15,024	24,202	2,127	–	11,852
Distribution fees – Retail Class	199,253	34,546	676,904	1,349,181	437,225	435,985	10,800	895,673	1,053,968
Administrative service fees	129,737	251,526	94,905	136,003	97,035	64,547	3,860	20,504	44,887
Custody and accounting fees	98,318	279,405	107,431	64,662	28,220	55,760	26,741	40,680	49,959
Professional fees	74,181	110,153	71,538	80,399	57,380	62,403	52,885	45,097	46,226
Registration fees	61,413	74,873	62,904	80,190	71,451	66,794	69,211	41,842	88,686
Trustee fees and expenses	21,300	43,168	16,554	23,447	16,268	11,111	650	3,409	7,209
Other expenses	121,493	305,605	214,398	218,700	95,261	90,974	24,447	27,595	43,544
Total expenses	8,611,599	5,998,522	7,275,494	11,585,416	5,824,642	4,405,023	466,927	2,302,466	2,910,557
Less: Expenses reimbursed by the investment adviser	–	(1,111)	–	–	–	–	(140,771)	(200)	(463,622)
Fee waiver by investment adviser and TPIS	–	–	–	–	–	–	–	–	(1,309,561)
Net expenses	8,611,599	5,997,411	7,275,494	11,585,416	5,824,642	4,405,023	326,156	2,302,266	1,137,374
Net Investment income (loss)	56,915,895	91,635,349	47,077,387	135,675,487	29,561,626	15,749,196	1,302,247	7,601,002	29,598
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(3,518,297)	(2,034,300)	4,500,418	20,997,196	2,666,475	(248,067)	362,201	(1,553,614)	991
Swap transactions	(145,363)	–	(30,740)	–	–	(4,487)	–	–	–
Foreign currency transactions	98,122	–	67,759	–	–	–	–	–	–
Net realized gain (loss) on total investments	(3,565,538)	(2,034,300)	4,537,437	20,997,196	2,666,475	(252,554)	362,201	(1,553,614)	991
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(39,848,832)	(98,025,737)	(14,690,544)	12,803,577	(156,381,181)	(8,918,729)	(245,293)	(17,437,629)	–
Futures transactions	–	–	–	–	–	(29,065)	–	–	–
Swap transactions	(99,392)	–	2,180	–	–	(7,070)	–	–	–
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	1,153	–	(272)	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on total investments	(39,947,071)	(98,025,737)	(14,688,636)	12,803,577	(156,381,181)	(8,954,864)	(245,293)	(17,437,629)	–
Net realized and unrealized gain (loss) on total investments	(43,512,609)	(100,060,037)	(10,151,199)	33,800,773	(153,714,706)	(9,207,418)	116,908	(18,991,243)	991
Net increase (decrease) in net assets from operations	$13,403,286	$(8,424,688)	$36,926,188	$169,476,260	$(124,153,080)	$6,541,778	$1,419,155	$(11,390,241)	$30,589

46	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	47

Statements of changes in net assets

TIAA-CREF Funds ■ For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		March 31, 2014	March 31, 2013	March 31, 2014	March 31, 2013	March 31, 2014	March 31, 2013	March 31, 2014	March 31, 2013	March 31, 2014	March 31, 2013	March 31, 2014	March 31, 2013

OPERATIONS
Net investment income (loss)		$56,915,895	$55,994,701	$91,635,349	$66,757,458	$47,077,387	$34,816,747	$135,675,487	$107,195,097	$29,561,626	$29,097,903	$15,749,196	$13,721,079
Net realized gain (loss) on total investments		(3,565,538)	65,438,828	(2,034,300)	5,597,850	4,537,437	24,380,144	20,997,196	57,964,775	2,666,475	6,053,756	(252,554)	3,906,134
Net change in unrealized appreciation (depreciation) on total investments		(39,947,071)	3,642,602	(98,025,737)	39,012,612	(14,688,636)	15,118,144	12,803,577	44,166,571	(156,381,181)	48,899,074	(8,954,864)	7,360,553
Net increase (decrease) in net assets from operations		13,403,286	125,076,131	(8,424,688)	111,367,920	36,926,188	74,315,035	169,476,260	209,326,443	(124,153,080)	84,050,733	6,541,778	24,987,766

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(47,038,574)	(45,915,568)	(89,348,183)	(65,883,516)	(35,985,755)	(23,256,277)	(88,578,480)	(72,256,798)	(20,354,202)	(25,334,485)	(11,161,226)	(8,059,701)
	Premier Class	(457,087)	(646,550)	(574,303)	(302,430)	(427,100)	(401,097)	(1,708,039)	(1,698,190)	(136,321)	(354,713)	(205,142)	(263,284)
	Retirement Class	(7,649,260)	(7,637,924)	(1,207,665)	(847,727)	(4,333,932)	(3,250,700)	(17,151,770)	(14,455,204)	(2,354,272)	(3,906,558)	(2,476,089)	(3,256,787)
	Retail Class	(1,698,830)	(1,874,042)	(221,333)	(205,603)	(6,334,548)	(7,691,314)	(28,237,192)	(18,784,905)	(2,071,858)	(4,180,431)	(1,926,254)	(2,158,219)
From realized gains:	Institutional Class	(13,716,296)	(48,367,034)	(2,586,131)	(4,035,281)	(6,523,881)	(10,519,290)	(37,917,623)	(4,151,968)	(931,795)	(6,141,801)	(1,582,551)	(553,539)
	Premier Class	(132,726)	(809,581)	(18,921)	(21,301)	(78,396)	(222,197)	(725,395)	(103,238)	(5,138)	(86,422)	(35,517)	(17,702)
	Retirement Class	(2,588,075)	(9,081,922)	(38,838)	(57,674)	(716,414)	(1,843,821)	(7,455,527)	(802,277)	(119,570)	(1,014,225)	(367,709)	(279,713)
	Retail Class	(561,532)	(2,330,166)	(7,492)	(14,848)	(1,017,611)	(4,004,354)	(13,614,456)	(1,052,102)	(105,884)	(1,071,275)	(327,475)	(171,370)
Total distributions		(73,842,380)	(116,662,787)	(94,002,866)	(71,368,380)	(55,417,637)	(51,189,050)	(195,388,482)	(113,304,682)	(26,079,040)	(42,089,910)	(18,081,963)	(14,760,315)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	501,692,311	563,050,715	1,388,753,948	2,469,837,494	1,095,691,457	245,508,786	501,216,004	679,079,086	428,448,687	682,553,126	446,752,054	324,823,060
	Premier Class	6,745,602	9,286,936	19,964,080	18,474,303	10,486,166	9,132,301	19,559,767	26,157,749	2,645,363	6,482,750	9,946,083	10,057,670
	Retirement Class	65,333,961	83,994,885	21,792,270	32,923,410	62,894,600	68,344,121	142,684,606	115,860,305	36,278,610	55,519,318	105,984,643	181,264,073
	Retail Class	11,331,970	27,748,295	3,403,862	5,877,105	16,104,166	26,640,288	398,834,407	228,414,618	14,093,533	57,215,848	30,433,314	47,284,512
Reinvestments of distributions:	Institutional Class	19,155,971	55,332,928	80,478,092	62,923,794	10,132,517	13,317,927	72,278,318	31,968,800	16,751,918	27,008,943	8,171,747	5,248,749
	Premier Class	589,813	1,456,131	593,224	323,731	504,369	623,294	2,433,434	1,801,428	141,459	441,135	240,659	280,986
	Retirement Class	10,229,434	16,719,846	1,246,503	905,401	5,050,403	5,094,521	24,574,828	15,257,481	2,473,207	4,920,783	2,837,913	3,536,500
	Retail Class	2,139,991	3,956,189	212,726	201,863	6,712,095	10,694,587	39,939,911	18,261,217	2,072,737	5,028,989	2,168,600	2,239,605
Redemptions:	Institutional Class	(540,002,757)	(433,624,563)	(579,392,334)	(1,306,628,614)	(136,072,692)	(145,989,622)	(259,662,655)	(170,925,029)	(286,414,687)	(487,210,363)	(156,010,761)	(120,588,200)
	Premier Class	(10,608,244)	(22,748,199)	(16,046,652)	(3,123,300)	(15,140,904)	(5,531,958)	(22,950,971)	(17,983,541)	(8,597,851)	(11,443,852)	(14,241,906)	(15,531,316)
	Retirement Class	(72,281,132)	(74,802,033)	(12,619,893)	(10,113,128)	(21,715,864)	(19,164,672)	(62,062,989)	(46,848,035)	(51,645,921)	(35,356,839)	(235,019,760)	(41,443,247)
	Retail Class	(27,652,803)	(17,282,933)	(3,553,665)	(4,644,995)	(42,992,269)	(30,669,210)	(270,872,996)	(75,973,827)	(69,309,775)	(48,154,752)	(45,910,492)	(33,609,923)
Net increase (decrease) from shareholder transactions		(33,325,883)	213,088,197	904,832,161	1,266,957,064	991,654,044	178,000,363	585,971,664	805,070,252	86,937,280	257,005,086	155,352,094	363,562,469
Net increase (decrease) in net assets		(93,764,977)	221,501,541	802,404,607	1,306,956,604	973,162,595	201,126,348	560,059,442	901,092,013	(63,294,840)	298,965,909	143,811,909	373,789,920

NET ASSETS
Beginning of period		2,418,859,562	2,197,358,021	4,281,091,025	2,974,134,421	1,303,222,366	1,102,096,018	2,263,204,680	1,362,112,667	1,883,985,138	1,585,019,229	1,182,301,464	808,511,544
End of period		$2,325,094,585	$2,418,859,562	$5,083,495,632	$4,281,091,025	$2,276,384,961	$1,303,222,366	$2,823,264,122	$2,263,204,680	$1,820,690,298	$1,883,985,138	$1,326,113,373	$1,182,301,464
Undistributed net investment income (loss) included in net assets		$(367,698)	$(524,209)	$(201,467)	$(480,480)	$23,830	$(46,932)	$(294,876)	$(295,279)	$124,365	$(4,646,416)	$(1,812)	$(7,317)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	47,957,292	52,363,668	130,140,426	224,535,856	104,332,667	22,772,052	48,400,328	66,298,486	37,185,309	54,519,711	42,851,174	30,960,585
	Premier Class	647,423	862,763	1,866,530	1,685,467	991,747	844,731	1,883,419	2,552,877	227,007	521,699	951,784	957,711
	Retirement Class	6,168,827	7,652,705	2,027,887	3,004,770	5,918,438	6,310,907	13,794,837	11,341,118	3,103,621	4,420,381	10,135,702	17,261,505
	Retail Class	1,067,366	2,531,413	317,394	536,096	1,516,766	2,462,327	38,390,485	22,128,807	1,232,180	4,695,969	2,916,502	4,505,506
Shares reinvested:	Institutional Class	1,859,259	5,161,381	7,543,698	5,730,773	967,203	1,230,953	7,031,543	3,102,385	1,474,526	2,175,048	784,589	500,100
	Premier Class	56,902	135,395	55,622	29,330	47,943	57,577	236,085	175,120	12,475	35,582	23,082	26,744
	Retirement Class	970,397	1,529,083	116,803	82,293	479,254	470,309	2,384,821	1,485,661	215,968	392,876	271,798	336,335
	Retail Class	203,217	362,256	19,924	18,376	636,244	987,265	3,862,658	1,769,464	186,549	413,573	207,990	213,359
Shares redeemed:	Institutional Class	(52,297,868)	(40,235,802)	(54,504,436)	(118,556,744)	(12,953,495)	(13,524,424)	(25,085,674)	(16,623,005)	(24,739,779)	(38,788,840)	(15,000,586)	(11,492,508)
	Premier Class	(1,031,199)	(2,124,247)	(1,516,854)	(286,745)	(1,447,418)	(514,812)	(2,228,913)	(1,739,202)	(743,603)	(917,667)	(1,368,885)	(1,478,609)
	Retirement Class	(6,823,562)	(6,852,366)	(1,183,521)	(924,330)	(2,061,530)	(1,785,846)	(6,022,482)	(4,558,948)	(4,436,020)	(2,826,791)	(22,361,108)	(3,949,785)
	Retail Class	(2,620,083)	(1,583,296)	(332,623)	(425,218)	(4,076,549)	(2,837,685)	(26,104,775)	(7,380,637)	(6,107,224)	(3,962,824)	(4,402,903)	(3,203,104)
Net increase (decrease) from shareholder transactions		(3,842,029)	19,802,953	84,550,850	115,429,924	94,351,270	16,473,354	56,542,332	78,552,126	7,611,009	20,678,717	15,009,139	34,637,839

48	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	49

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		March 31, 2014	March 31, 2013‡	March 31, 2014	March 31, 2013	March 31, 2014	March 31, 2013

OPERATIONS
Net investment income (loss)		$1,302,247	$318,061	$7,601,002	$9,926,018	$29,598	$196,802
Net realized gain (loss) on total investments		362,201	329,306	(1,553,614)	4,574,054	991	2,449
Net change in unrealized appreciation (depreciation) on total investments		(245,293)	65,797	(17,437,629)	4,976,277	–	–
Net increase (decrease) in net assets from operations		1,419,155	713,164	(11,390,241)	19,476,349	30,589	199,251

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,158,776)	(301,901)	(237,637)	(274,879)	(29,598)	(196,802)
	Premier Class	(23,239)	(5,406)	–	–	–	–
	Retirement Class	(54,764)	(7,740)	–	–	–	–
	Retail Class	(62,268)	(7,785)	(7,363,365)	(9,651,139)	–	–
From realized gains:	Institutional Class	(68,962)	(236,728)	(59,691)	(68,631)	–	–
	Premier Class	(1,731)	(4,901)	–	–	–	–
	Retirement Class	(3,952)	(7,251)	–	–	–	–
	Retail Class	(4,364)	(6,373)	(2,005,451)	(2,686,511)	–	–
Total distributions		(1,378,056)	(578,085)	(9,666,144)	(12,681,160)	(29,598)	(196,802)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	35,370,625	49,448,686	3,735,288	2,198,516	337,853,187	269,814,392
	Premier Class	1,168,533	1,000,020	–	–	10,754,745	8,885,201
	Retirement Class	5,737,828	2,390,840	–	–	79,897,313	53,594,729
	Retail Class	4,371,294	2,756,274	37,212,287	82,476,341	239,384,989	192,650,445
Reinvestments of distributions:	Institutional Class	1,226,757	538,629	15,385	18,061	24,151	193,287
	Premier Class	24,970	10,307	–	–	–	–
	Retirement Class	58,716	14,991	–	–	–	–
	Retail Class	65,216	14,086	8,441,372	11,147,997	–	–
Redemptions:	Institutional Class	(855,345)	(82,807)	(3,739,752)	(1,751,710)	(285,075,194)	(446,507,509)
	Premier Class	(203,592)	(20)	–	–	(14,313,140)	(6,662,279)
	Retirement Class	(1,335,415)	(254,404)	–	–	(63,143,512)	(60,675,564)
	Retail Class	(486,438)	(18,341)	(94,803,154)	(44,309,639)	(253,429,986)	(249,499,765)
Net increase (decrease) from shareholder transactions		45,143,149	55,818,261	(49,138,574)	49,779,566	51,952,553	(238,207,063)
Net increase (decrease) in net assets		45,184,248	55,953,340	(70,194,959)	56,574,755	51,953,544	(238,204,614)

NET ASSETS
Beginning of period		55,953,340	–	407,599,872	351,025,117	805,149,826	1,043,354,440
End of period		$101,137,588	$55,953,340	$337,404,913	$407,599,872	$857,103,370	$805,149,826
Undistributed net investment income (loss) included in net assets		$(442)	$(3,642)	$10,930	$11,267	$(20,908)	$(18,557)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,568,147	4,943,741	353,743	197,184	337,853,187	269,814,392
	Premier Class	119,523	100,002	–	–	10,754,745	8,885,201
	Retirement Class	580,006	238,505	–	–	79,897,313	53,594,729
	Retail Class	441,669	275,153	3,468,894	7,406,556	239,384,989	192,650,445
Shares reinvested:	Institutional Class	124,335	53,589	1,455	1,617	24,151	193,287
	Premier Class	2,530	1,025	–	–	–	–
	Retirement Class	5,946	1,492	–	–	–	–
	Retail Class	6,611	1,402	796,359	996,902	–	–
Shares redeemed:	Institutional Class	(85,922)	(8,275)	(355,641)	(157,719)	(285,075,194)	(446,507,509)
	Premier Class	(20,721)	(2)	–	–	(14,313,140)	(6,662,279)
	Retirement Class	(135,980)	(25,425)	–	–	(63,143,512)	(60,675,564)
	Retail Class	(49,622)	(1,835)	(8,931,680)	(3,984,095)	(253,429,986)	(249,499,765)
Net increase (decrease) from shareholder transactions		4,556,522	5,579,372	(4,666,870)	4,460,445	51,952,553	(238,207,063)

‡ The Fund commenced operations on September 21, 2012.

50	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	51

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

BOND FUND
Institutional Class:	3/31/14		$10.64	$0.26		$(0.16)	$0.10	$(0.26)	$(0.08)	$(0.34)	$10.40
	3/31/13		10.59	0.27		0.34	0.61	(0.27)	(0.29)	(0.56)	10.64
	3/31/12		10.36	0.29		0.50	0.79	(0.29)	(0.27)	(0.56)	10.59
	3/31/11	†	10.70	0.15		(0.22)	(0.07)	(0.15)	(0.12)	(0.27)	10.36
	9/30/10		10.20	0.35		0.50	0.85	(0.35)	–	(0.35)	10.70
	9/30/09		9.68	0.41		0.52	0.93	(0.41)	–	(0.41)	10.20
Premier Class:	3/31/14		10.64	0.24		(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41
	3/31/13		10.59	0.26		0.33	0.59	(0.25)	(0.29)	(0.54)	10.64
	3/31/12		10.37	0.28		0.49	0.77	(0.28)	(0.27)	(0.55)	10.59
	3/31/11	†	10.71	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.37
	9/30/10		10.20	0.31		0.53	0.84	(0.33)	–	(0.33)	10.71
	9/30/09	§	10.20	0.00	[d]	–	0.00 [d]	–	–	–	10.20
Retirement Class:	3/31/14		10.83	0.23		(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59
	3/31/13		10.77	0.25		0.35	0.60	(0.25)	(0.29)	(0.54)	10.83
	3/31/12		10.54	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)	10.77
	3/31/11	†	10.88	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.54
	9/30/10		10.37	0.32		0.52	0.84	(0.33)	–	(0.33)	10.88
	9/30/09		9.84	0.39		0.54	0.93	(0.40)	–	(0.40)	10.37
Retail Class:	3/31/14		10.81	0.23		(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58
	3/31/13		10.76	0.24		0.34	0.58	(0.24)	(0.29)	(0.53)	10.81
	3/31/12		10.53	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)	10.76
	3/31/11	†	10.87	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.53
	9/30/10		10.36	0.33		0.52	0.85	(0.34)	–	(0.34)	10.87
	9/30/09		9.83	0.41		0.53	0.94	(0.41)	–	(0.41)	10.36

BOND INDEX FUND
Institutional Class:	3/31/14		10.93	0.21		(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67
	3/31/13		10.77	0.20		0.18	0.38	(0.21)	(0.01)	(0.22)	10.93
	3/31/12		10.25	0.26		0.52	0.78	(0.26)	–	(0.26)	10.77
	3/31/11	†	10.50	0.13		(0.24)	(0.11)	(0.13)	(0.01)	(0.14)	10.25
	9/30/10		10.04	0.31		0.46	0.77	(0.31)	(0.00)[d]	(0.31)	10.50
	9/30/09	‡	10.00	0.01		0.04	0.05	(0.01)	–	(0.01)	10.04
Premier Class:	3/31/14		10.93	0.19		(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67
	3/31/13		10.77	0.19		0.17	0.36	(0.19)	(0.01)	(0.20)	10.93
	3/31/12		10.25	0.24		0.53	0.77	(0.25)	–	(0.25)	10.77
	3/31/11	†	10.49	0.12		(0.23)	(0.11)	(0.12)	(0.01)	(0.13)	10.25
	9/30/10		10.04	0.30		0.45	0.75	(0.30)	(0.00)[d]	(0.30)	10.49
	9/30/09	§	10.04	–		–	–	–	–	–	10.04
Retirement Class:	3/31/14		10.93	0.18		(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68
	3/31/13		10.77	0.18		0.17	0.35	(0.18)	(0.01)	(0.19)	10.93
	3/31/12		10.26	0.23		0.52	0.75	(0.24)	–	(0.24)	10.77
	3/31/11	†	10.50	0.11		(0.23)	(0.12)	(0.11)	(0.01)	(0.12)	10.26
	9/30/10		10.04	0.29		0.46	0.75	(0.29)	(0.00)[d]	(0.29)	10.50
	9/30/09	‡	10.00	0.01		0.04	0.05	(0.01)	–	(0.01)	10.04
Retail Class:	3/31/14		10.93	0.17		(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68
	3/31/13		10.77	0.17		0.17	0.34	(0.17)	(0.01)	(0.18)	10.93
	3/31/12		10.26	0.22		0.52	0.74	(0.23)	–	(0.23)	10.77
	3/31/11	†	10.50	0.11		(0.23)	(0.12)	(0.11)	(0.01)	(0.12)	10.26
	9/30/10		10.04	0.28		0.46	0.74	(0.28)	(0.00)[d]	(0.28)	10.50
	9/30/09	‡	10.00	0.01		0.04	0.05	(0.01)	–	(0.01)	10.04

52	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

				Ratios and supplemental data

	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

BOND FUND
Institutional Class:	3/31/14		0.96%	$1,882,776		0.32%		0.32%		2.46%		307%[g]
	3/31/13		5.77	1,951,905		0.32		0.32		2.50		358	[g]
	3/31/12		7.81	1,759,983		0.33		0.33		2.78		402	[g]
	3/31/11	†	(0.67)[b]	1,681,237		0.33	[c]	0.33	[c]	2.80	[c]	161	bfg
	9/30/10		8.47	2,474,347		0.33		0.33		3.35		216	fg
	9/30/09		10.00	2,151,009		0.36		0.34		4.20		173	[g]
Premier Class:	3/31/14		0.90	17,715		0.47		0.47		2.30		307	[g]
	3/31/13		5.61	21,595		0.47		0.47		2.35		358	[g]
	3/31/12		7.54	33,425		0.48		0.48		2.63		402	[g]
	3/31/11	†	(0.75)[b]	35,712		0.48	[c]	0.48	[c]	2.65	[c]	161	bfg
	9/30/10		8.40	22,196		0.48		0.48		2.94		216	fg
	9/30/09	§	0.00 [b]	250		220.90	[c]	0.50	[c]	0.00	[c]	173	[g]
Retirement Class:	3/31/14		0.73	350,208		0.57		0.57		2.21		307	[g]
	3/31/13		5.55	354,693		0.57		0.57		2.25		358	[g]
	3/31/12		7.45	327,833		0.58		0.58		2.53		402	[g]
	3/31/11	†	(0.76)[b]	261,330		0.58	[c]	0.58	[c]	2.56	[c]	161	bfg
	9/30/10		8.22	239,160		0.58		0.58		3.06		216	fg
	9/30/09		9.64	121,753		0.62		0.59		3.86		173	[g]
Retail Class:	3/31/14		0.75	74,396		0.63		0.63		2.13		307	[g]
	3/31/13		5.39	90,667		0.63		0.63		2.19		358	[g]
	3/31/12		7.44	76,117		0.60		0.60		2.50		402	[g]
	3/31/11	†	(0.74)[b]	56,163		0.52	[c]	0.52	[c]	2.61	[c]	161	bfg
	9/30/10		8.31	58,330		0.50		0.50		3.16		216	fg
	9/30/09		9.75	35,143		0.68		0.50		4.04		173	[g]

BOND INDEX FUND
Institutional Class:	3/31/14		(0.39)	4,964,509		0.12		0.12		1.98		23
	3/31/13		3.51	4,174,241		0.14		0.13		1.85		22
	3/31/12		7.69	2,908,947		0.15		0.13		2.42		23
	3/31/11	†	(1.11)[b]	1,382,598		0.17	[c]	0.13	[c]	2.44	[c]	87	bf
	9/30/10		7.87	411,709		0.31		0.13		3.08		66	[f]
	9/30/09	‡	0.48 [b]	99,497		3.37	[c]	0.12	[c]	1.65	[c]	279	[b]
Premier Class:	3/31/14		(0.54)	31,048		0.27		0.27		1.82		23
	3/31/13		3.36	27,364		0.29		0.28		1.70		22
	3/31/12		7.53	11,577		0.30		0.28		2.22		23
	3/31/11	†	(1.09)[b]	2,784		0.33	[c]	0.28	[c]	2.31	[c]	87	bf
	9/30/10		7.61	1,451		0.47		0.28		2.94		66	[f]
	9/30/09	§	0.00 [b]	1,000		55.37	[c]	0.28	[c]	0.00	[c]	279	[b]
Retirement Class:	3/31/14		(0.55)	73,881		0.37		0.37		1.72		23
	3/31/13		3.25	65,143		0.38		0.38		1.60		22
	3/31/12		7.32	40,874		0.40		0.38		2.11		23
	3/31/11	†	(1.14)[b]	3,157		0.43	[c]	0.38	[c]	2.19	[c]	87	bf
	9/30/10		7.61	2,887		0.57		0.38		2.82		66	[f]
	9/30/09	‡	0.47 [b]	1,005		6.81	[c]	0.36	[c]	1.41	[c]	279	[b]
Retail Class:	3/31/14		(0.65)	14,058		0.49		0.48		1.61		23
	3/31/13		3.15	14,344		0.50		0.48		1.52		22
	3/31/12		7.22	12,737		0.49		0.48		2.08		23
	3/31/11	†	(1.19)[b]	6,242		0.54	[c]	0.48	[c]	2.10	[c]	87	bf
	9/30/10		7.51	4,215		0.66		0.48		2.74		66	[f]
	9/30/09	‡	0.46 [b]	1,005		6.81	[c]	0.45	[c]	1.32	[c]	279	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	53

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations		Net investment income	Net realized gains	dividends and distributions	value, end of period

BOND PLUS FUND
Institutional Class:	3/31/14		$10.78	$0.28		$(0.16)	$0.12		$(0.28)	$(0.04)	$(0.32)	$10.58
	3/31/13		10.56	0.33		0.37	0.70		(0.33)	(0.15)	(0.48)	10.78
	3/31/12		10.16	0.38		0.41	0.79		(0.38)	(0.01)	(0.39)	10.56
	3/31/11	†	10.36	0.20		(0.20)	0.00	[d]	(0.20)	–	(0.20)	10.16
	9/30/10		9.78	0.47		0.58	1.05		(0.47)	–	(0.47)	10.36
	9/30/09		9.38	0.47		0.40	0.87		(0.47)	–	(0.47)	9.78
Premier Class:	3/31/14		10.78	0.27		(0.16)	0.11		(0.27)	(0.04)	(0.31)	10.58
	3/31/13		10.56	0.31		0.37	0.68		(0.31)	(0.15)	(0.46)	10.78
	3/31/12		10.16	0.36		0.41	0.77		(0.36)	(0.01)	(0.37)	10.56
	3/31/11	†	10.36	0.19		(0.20)	(0.01)		(0.19)	–	(0.19)	10.16
	9/30/10		9.78	0.40		0.63	1.03		(0.45)	–	(0.45)	10.36
	9/30/09	§	9.78	0.00	[d]	–	0.00	[d]	–	–	–	9.78
Retirement Class:	3/31/14		10.80	0.26		(0.17)	0.09		(0.26)	(0.04)	(0.30)	10.59
	3/31/13		10.57	0.30		0.38	0.68		(0.30)	(0.15)	(0.45)	10.80
	3/31/12		10.17	0.35		0.41	0.76		(0.35)	(0.01)	(0.36)	10.57
	3/31/11	†	10.37	0.18		(0.20)	(0.02)		(0.18)	–	(0.18)	10.17
	9/30/10		9.79	0.43		0.59	1.02		(0.44)	–	(0.44)	10.37
	9/30/09		9.39	0.45		0.40	0.85		(0.45)	–	(0.45)	9.79
Retail Class:	3/31/14		10.80	0.25		(0.16)	0.09		(0.25)	(0.04)	(0.29)	10.60
	3/31/13		10.58	0.29		0.37	0.66		(0.29)	(0.15)	(0.44)	10.80
	3/31/12		10.18	0.35		0.41	0.76		(0.35)	(0.01)	(0.36)	10.58
	3/31/11	†	10.38	0.18		(0.20)	(0.02)		(0.18)	–	(0.18)	10.18
	9/30/10		9.80	0.45		0.58	1.03		(0.45)	–	(0.45)	10.38
	9/30/09		9.40	0.46		0.40	0.86		(0.46)	–	(0.46)	9.80

HIGH-YIELD FUND
Institutional Class:	3/31/14		10.51	0.57		0.11	0.68		(0.57)	(0.24)	(0.81)	10.38
	3/31/13		9.97	0.61		0.57	1.18		(0.61)	(0.03)	(0.64)	10.51
	3/31/12		9.99	0.68		(0.02)	0.66		(0.68)	–	(0.68)	9.97
	3/31/11	†	9.74	0.35		0.25	0.60		(0.35)	–	(0.35)	9.99
	9/30/10		9.04	0.72		0.70	1.42		(0.72)	–	(0.72)	9.74
	9/30/09		8.41	0.78		0.63	1.41		(0.78)	–	(0.78)	9.04
Premier Class:	3/31/14		10.51	0.55		0.13	0.68		(0.56)	(0.24)	(0.80)	10.39
	3/31/13		9.97	0.59		0.58	1.17		(0.60)	(0.03)	(0.63)	10.51
	3/31/12		9.99	0.66		(0.02)	0.64		(0.66)	–	(0.66)	9.97
	3/31/11	†	9.74	0.34		0.25	0.59		(0.34)	–	(0.34)	9.99
	9/30/10		9.04	0.71		0.70	1.41		(0.71)	–	(0.71)	9.74
	9/30/09	§	9.04	0.00	[d]	–	0.00	[d]	–	–	–	9.04
Retirement Class:	3/31/14		10.51	0.54		0.11	0.65		(0.54)	(0.24)	(0.78)	10.38
	3/31/13		9.96	0.58		0.59	1.17		(0.59)	(0.03)	(0.62)	10.51
	3/31/12		9.99	0.65		(0.03)	0.62		(0.65)	–	(0.65)	9.96
	3/31/11	†	9.74	0.34		0.25	0.59		(0.34)	–	(0.34)	9.99
	9/30/10		9.04	0.70		0.70	1.40		(0.70)	–	(0.70)	9.74
	9/30/09		8.41	0.76		0.63	1.39		(0.76)	–	(0.76)	9.04
Retail Class:	3/31/14		10.56	0.54		0.11	0.65		(0.54)	(0.24)	(0.78)	10.43
	3/31/13		10.01	0.58		0.58	1.16		(0.58)	(0.03)	(0.61)	10.56
	3/31/12		10.03	0.65		(0.02)	0.63		(0.65)	–	(0.65)	10.01
	3/31/11	†	9.78	0.34		0.25	0.59		(0.34)	–	(0.34)	10.03
	9/30/10		9.08	0.71		0.70	1.41		(0.71)	–	(0.71)	9.78
	9/30/09		8.44	0.77		0.64	1.41		(0.77)	–	(0.77)	9.08

54	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

BOND PLUS FUND
Institutional Class:	3/31/14		1.20%		$1,807,530		0.33%		0.33%		2.70%		290%[h]
	3/31/13		6.69		846,872		0.34		0.34		3.05		268	[h]
	3/31/12		7.91		718,619		0.35		0.35		3.62		221	[h]
	3/31/11	†	(0.03)[b]		496,173		0.37	[c]	0.35	[c]	3.90	[c]	99	bh
	9/30/10		10.98		238,020		0.37		0.35		4.68		158	[h]
	9/30/09		9.67		206,893		0.40		0.35		5.07		143	[h]
Premier Class:	3/31/14		0.95		12,140		0.48		0.48		2.51		290	[h]
	3/31/13		6.53		16,773		0.49		0.49		2.89		268	[h]
	3/31/12		7.75		12,334		0.50		0.50		3.45		221	[h]
	3/31/11	†	(0.11)[b]		11,028		0.52	[c]	0.50	[c]	3.69	[c]	99	bh
	9/30/10		10.82		10,857		0.52		0.50		3.89		158	[h]
	9/30/09	§	0.00	[b]	250		220.91	[c]	0.50	[c]	0.00	[c]	143	[h]
Retirement Class:	3/31/14		0.86		194,476		0.58		0.58		2.44		290	[h]
	3/31/13		6.52		151,447		0.59		0.59		2.79		268	[h]
	3/31/12		7.64		95,480		0.60		0.60		3.36		221	[h]
	3/31/11	†	(0.16)[b]		72,668		0.62	[c]	0.60	[c]	3.58	[c]	99	bh
	9/30/10		10.70		92,179		0.62		0.60		4.34		158	[h]
	9/30/09		9.39		58,533		0.65		0.60		4.80		143	[h]
Retail Class:	3/31/14		0.86		262,239		0.67		0.67		2.34		290	[h]
	3/31/13		6.32		288,131		0.68		0.68		2.71		268	[h]
	3/31/12		7.59		275,663		0.64		0.64		3.33		221	[h]
	3/31/11	†	(0.14)[b]		265,818		0.59	[c]	0.58	[c]	3.62	[c]	99	bh
	9/30/10		10.78		277,069		0.54		0.52		4.50		158	[h]
	9/30/09		9.50		247,928		0.74		0.49		4.93		143	[h]

HIGH-YIELD FUND
Institutional Class:	3/31/14		6.78		1,790,122		0.37		0.37		5.51		69
	3/31/13		12.21		1,493,399		0.38		0.38		5.96		83
	3/31/12		6.91		889,869		0.39		0.39		6.90		62
	3/31/11	†	6.22	[b]	527,004		0.40	[c]	0.40	[c]	7.04	[c]	43	[b]
	9/30/10		16.41		398,933		0.41		0.40		7.76		109
	9/30/09		18.83		245,983		0.45		0.40		10.07		79
Premier Class:	3/31/14		6.72		30,851		0.52		0.52		5.36		69
	3/31/13		12.05		32,381		0.53		0.53		5.80		83
	3/31/12		6.75		20,842		0.54		0.54		6.74		62
	3/31/11	†	6.14	[b]	30,472		0.55	[c]	0.55	[c]	6.87	[c]	43	[b]
	9/30/10		16.23		16,836		0.56		0.55		7.52		109
	9/30/09	§	0.00	[b]	250		220.96	[c]	0.55	[c]	0.00	[c]	79
Retirement Class:	3/31/14		6.51		402,054		0.62		0.62		5.26		69
	3/31/13		12.05		300,278		0.63		0.63		5.72		83
	3/31/12		6.54		202,282		0.64		0.64		6.65		62
	3/31/11	†	6.09	[b]	176,489		0.65	[c]	0.65	[c]	6.78	[c]	43	[b]
	9/30/10		16.12		166,383		0.66		0.65		7.49		109
	9/30/09		18.54		125,322		0.71		0.65		9.38		79
Retail Class:	3/31/14		6.48		600,237		0.65		0.65		5.23		69
	3/31/13		11.98		437,147		0.67		0.67		5.67		83
	3/31/12		6.63		249,119		0.66		0.66		6.62		62
	3/31/11	†	6.11	[b]	169,337		0.59	[c]	0.59	[c]	6.85	[c]	43	[b]
	9/30/10		16.18		156,374		0.58		0.57		7.60		109
	9/30/09		18.78		126,323		0.79		0.54		9.86		79

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	55

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/14		$12.40	$0.20		$(1.01)	$(0.81)	$(0.17)	$(0.01)	$(0.18)	$11.41
	3/31/13		12.07	0.21		0.43	0.64	(0.25)	(0.06)	(0.31)	12.40
	3/31/12		11.16	0.36		0.95	1.31	(0.39)	(0.01)	(0.40)	12.07
	3/31/11	†	11.21	0.17		(0.05)	0.12	(0.17)	–	(0.17)	11.16
	9/30/10		10.53	0.27		0.67	0.94	(0.26)	–	(0.26)	11.21
	9/30/09		10.07	(0.02)		0.48	0.46	0.00 [d]	–	0.00 [d]	10.53
Premier Class:	3/31/14		12.38	0.22		(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39
	3/31/13		12.06	0.24		0.38	0.62	(0.24)	(0.06)	(0.30)	12.38
	3/31/12		11.15	0.37		0.92	1.29	(0.37)	(0.01)	(0.38)	12.06
	3/31/11	†	11.21	0.16		(0.06)	0.10	(0.16)	–	(0.16)	11.15
	9/30/10		10.53	0.13		0.80	0.93	(0.25)	–	(0.25)	11.21
	9/30/09	§	10.53	0.00	[d]	–	0.00 [d]	–	–	–	10.53
Retirement Class:	3/31/14		12.50	0.18		(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50
	3/31/13		12.18	0.19		0.42	0.61	(0.23)	(0.06)	(0.29)	12.50
	3/31/12		11.25	0.36		0.94	1.30	(0.36)	(0.01)	(0.37)	12.18
	3/31/11	†	11.31	0.15		(0.06)	0.09	(0.15)	–	(0.15)	11.25
	9/30/10		10.62	0.24		0.68	0.92	(0.23)	–	(0.23)	11.31
	9/30/09		10.18	(0.02)		0.46	0.44	0.00 [d]	–	0.00 [d]	10.62
Retail Class:	3/31/14		12.13	0.18		(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16
	3/31/13		11.84	0.17		0.41	0.58	(0.23)	(0.06)	(0.29)	12.13
	3/31/12		10.95	0.34		0.92	1.26	(0.36)	(0.01)	(0.37)	11.84
	3/31/11	†	11.00	0.16		(0.05)	0.11	(0.16)	–	(0.16)	10.95
	9/30/10		10.34	0.24		0.66	0.90	(0.24)	–	(0.24)	11.00
	9/30/09		9.90	(0.06)		0.50	0.44	0.00 [d]	–	0.00 [d]	10.34

SHORT-TERM BOND FUND
Institutional Class:	3/31/14		10.52	0.15		(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41
	3/31/13		10.40	0.16		0.13	0.29	(0.16)	(0.01)	(0.17)	10.52
	3/31/12		10.30	0.20		0.16	0.36	(0.20)	(0.06)	(0.26)	10.40
	3/31/11	†	10.43	0.11		(0.13)	(0.02)	(0.11)	–	(0.11)	10.30
	9/30/10		10.11	0.28		0.32	0.60	(0.28)	–	(0.28)	10.43
	9/30/09		9.78	0.36		0.33	0.69	(0.36)	–	(0.36)	10.11
Premier Class:	3/31/14		10.53	0.13		(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42
	3/31/13		10.41	0.15		0.13	0.28	(0.15)	(0.01)	(0.16)	10.53
	3/31/12		10.31	0.18		0.16	0.34	(0.18)	(0.06)	(0.24)	10.41
	3/31/11	†	10.43	0.10		(0.12)	(0.02)	(0.10)	–	(0.10)	10.31
	9/30/10		10.11	0.25		0.34	0.59	(0.27)	–	(0.27)	10.43
	9/30/09	§	10.11	0.00	[d]	–	0.00 [d]	–	–	–	10.11
Retirement Class:	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
	3/31/13		10.41	0.13		0.14	0.27	(0.14)	(0.01)	(0.15)	10.53
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)	(0.23)	10.41
	3/31/11	†	10.44	0.10		(0.13)	(0.03)	(0.10)	–	(0.10)	10.31
	9/30/10		10.12	0.25		0.33	0.58	(0.26)	–	(0.26)	10.44
	9/30/09		9.78	0.34		0.34	0.68	(0.34)	–	(0.34)	10.12
Retail Class:	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
	3/31/13		10.41	0.13		0.13	0.26	(0.13)	(0.01)	(0.14)	10.53
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)	(0.23)	10.41
	3/31/11	†	10.44	0.10		(0.13)	(0.03)	(0.10)	–	(0.10)	10.31
	9/30/10		10.12	0.26		0.33	0.59	(0.27)	–	(0.27)	10.44
	9/30/09		9.78	0.35		0.34	0.69	(0.35)	–	(0.35)	10.12

56	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data

	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/14		(6.55)%	$1,472,700		0.27%		0.27%		1.68%		10%
	3/31/13		5.28	1,428,566		0.27		0.27		1.72		14
	3/31/12		11.92	1,174,406		0.28		0.28		3.07		13
	3/31/11	†	1.05 [b]	771,048		0.29	[c]	0.29	[c]	3.01	[c]	7	[b]
	9/30/10		9.04	737,043		0.32		0.32		2.47		12
	9/30/09		4.57	524,468		0.39		0.35		(0.18)		17
Premier Class:	3/31/14		(6.72)	7,433		0.42		0.42		1.90		10
	3/31/13		5.12	14,323		0.42		0.42		1.89		14
	3/31/12		11.77	18,303		0.43		0.43		3.13		13
	3/31/11	†	0.89 [b]	15,832		0.44	[c]	0.44	[c]	2.88	[c]	7	[b]
	9/30/10		8.89	14,474		0.47		0.47		1.19		12
	9/30/09	§	0.00 [b]	250		220.91	[c]	0.50	[c]	0.00	[c]	17
Retirement Class:	3/31/14		(6.82)	190,395		0.52		0.52		1.54		10
	3/31/13		5.02	220,926		0.52		0.52		1.48		14
	3/31/12		11.73	191,083		0.53		0.53		3.01		13
	3/31/11	†	0.83 [b]	176,090		0.54	[c]	0.54	[c]	2.77	[c]	7	[b]
	9/30/10		8.80	175,037		0.57		0.57		2.20		12
	9/30/09		4.33	112,192		0.64		0.60		(0.20)		17
Retail Class:	3/31/14		(6.85)	150,162		0.59		0.59		1.55		10
	3/31/13		4.90	220,169		0.58		0.58		1.43		14
	3/31/12		11.68	201,227		0.55		0.55		2.91		13
	3/31/11	†	0.98 [b]	146,917		0.47	[c]	0.47	[c]	2.80	[c]	7	[b]
	9/30/10		8.84	147,427		0.49		0.49		2.30		12
	9/30/09		4.45	127,272		0.66		0.49		(0.59)		17

SHORT-TERM BOND FUND
Institutional Class:	3/31/14		0.56	938,244		0.28		0.28		1.42		112
	3/31/13		2.82	646,931		0.29		0.29		1.52		78
	3/31/12		3.53	431,936		0.31		0.30		1.90		146
	3/31/11	†	(0.20)[b]	255,835		0.32	[c]	0.30	[c]	2.11	[c]	93	[b]
	9/30/10		6.05	176,043		0.33		0.30		2.74		95
	9/30/09		7.23	101,583		0.38		0.29		3.66		173
Premier Class:	3/31/14		0.41	11,982		0.43		0.43		1.27		112
	3/31/13		2.67	16,257		0.44		0.44		1.42		78
	3/31/12		3.37	21,211		0.45		0.45		1.75		146
	3/31/11	†	(0.18)[b]	19,881		0.47	[c]	0.45	[c]	1.95	[c]	93	[b]
	9/30/10		5.89	19,884		0.48		0.45		2.39		95
	9/30/09	§	0.00 [b]	250		220.86	[c]	0.45	[c]	0.00	[c]	173
Retirement Class:	3/31/14		0.31	206,496		0.53		0.53		1.18		112
	3/31/13		2.56	334,477		0.54		0.54		1.26		78
	3/31/12		3.27	188,614		0.55		0.55		1.65		146
	3/31/11	†	(0.32)[b]	134,128		0.57	[c]	0.55	[c]	1.86	[c]	93	[b]
	9/30/10		5.79	121,535		0.58		0.55		2.42		95
	9/30/09		7.07	56,366		0.64		0.54		3.40		173
Retail Class:	3/31/14		0.25	169,391		0.60		0.60		1.10		112
	3/31/13		2.50	184,637		0.60		0.60		1.22		78
	3/31/12		3.24	166,750		0.58		0.57		1.64		146
	3/31/11	†	(0.30)[b]	155,623		0.52	[c]	0.50	[c]	1.91	[c]	93	[b]
	9/30/10		5.87	149,768		0.50		0.47		2.58		95
	9/30/09		7.19	111,912		0.71		0.43		3.53		173

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	57

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/14		$10.03	$0.17		$(0.04)	$0.13	$(0.17)	$(0.01)	$(0.18)	$9.98
	3/31/13	*	10.00	0.06		0.08	0.14	(0.06)	(0.05)	(0.11)	10.03
Premier Class:	3/31/14		10.03	0.16		(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98
	3/31/13	*	10.00	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	10.03
Retirement Class:	3/31/14		10.03	0.16		(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98
	3/31/13	*	10.00	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	10.03
Retail Class:	3/31/14		10.03	0.14		(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98
	3/31/13	*	10.00	0.05		0.07	0.12	(0.04)	(0.05)	(0.09)	10.03

TAX-EXEMPT BOND FUND
Institutional Class:	3/31/14		11.08	0.25		(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51
	3/31/13		10.86	0.32		0.30	0.62	(0.32)	(0.08)	(0.40)	11.08
	3/31/12		10.06	0.34		0.80	1.14	(0.34)	–	(0.34)	10.86
	3/31/11	†	10.80	0.19		(0.63)	(0.44)	(0.19)	(0.11)	(0.30)	10.06
	9/30/10		10.51	0.38		0.31	0.69	(0.38)	(0.02)	(0.40)	10.80
	9/30/09		9.69	0.38		0.82	1.20	(0.38)	(0.00)[d]	(0.38)	10.51
Retail Class:	3/31/14		11.10	0.22		(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52
	3/31/13		10.88	0.29		0.30	0.59	(0.29)	(0.08)	(0.37)	11.10
	3/31/12		10.07	0.32		0.81	1.13	(0.32)	–	(0.32)	10.88
	3/31/11	†	10.81	0.18		(0.63)	(0.45)	(0.18)	(0.11)	(0.29)	10.07
	9/30/10		10.52	0.37		0.31	0.68	(0.37)	(0.02)	(0.39)	10.81
	9/30/09		9.70	0.36		0.83	1.19	(0.37)	(0.00)[d]	(0.37)	10.52

58	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data

	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/14		1.33%	$85,771		0.59%		0.40%		1.76%		393%
	3/31/13	*	1.41 [b]	50,034		1.29	[c]	0.40	[c]	1.18	[c]	186	[b]
Premier Class:	3/31/14		1.18	2,019		0.75		0.55		1.64		393
	3/31/13	*	1.33 [b]	1,013		1.78	[c]	0.55	[c]	1.02	[c]	186	[b]
Retirement Class:	3/31/14		1.08	6,631		0.85		0.65		1.56		393
	3/31/13	*	1.28 [b]	2,152		1.77	[c]	0.65	[c]	0.97	[c]	186	[b]
Retail Class:	3/31/14		0.89	6,717		0.92		0.74		1.45		393
	3/31/13	*	1.22 [b]	2,755		1.94	[c]	0.75	[c]	0.88	[c]	186	[b]

TAX-EXEMPT BOND FUND
Institutional Class:	3/31/14		(2.33)	9,626		0.35		0.35		2.33		155
	3/31/13		5.74	10,155		0.35		0.35		2.89		49
	3/31/12		11.46	9,508		0.38		0.35		3.21		59
	3/31/11	†	(4.07)[b]	10,003		0.40	[c]	0.35	[c]	3.70	[c]	11	[b]
	9/30/10		6.75	14,845		0.38		0.35		3.66		29
	9/30/09		12.70	23,263		0.42		0.35		3.83		28
Retail Class:	3/31/14		(2.69)	327,779		0.63		0.63		2.06		155
	3/31/13		5.44	397,445		0.63		0.63		2.61		49
	3/31/12		11.30	341,517		0.62		0.59		2.96		59
	3/31/11	†	(4.14)[b]	281,980		0.55	[c]	0.51	[c]	3.56	[c]	11	[b]
	9/30/10		6.61	318,965		0.52		0.49		3.52		29
	9/30/09		12.55	236,065		0.70		0.47		3.67		28

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	59

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from:			Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations		Net investment income	Net realized gains		dividends and distributions	value, end of period

MONEY MARKET FUND
Institutional Class:	3/31/14		$1.00	$0.00	[d]	–	$0.00	[d]	$(0.00)[d]	$0.00	[d]	$ 0.00 [d]	$1.00
	3/31/13		1.00	0.00	[d]	–	0.00	[d]	(0.00)[d]	–		(0.00)[d]	1.00
	3/31/12		1.00	0.00	[d]	–	0.00	[d]	(0.00)[d]	–		(0.00)[d]	1.00
	3/31/11	†	1.00	0.00	[d]	–	0.00	[d]	(0.00)[d]	–		(0.00)[d]	1.00
	9/30/10		1.00	0.00	[d]	–	0.00	[d]	(0.00)[d]	–		(0.00)[d]	1.00
	9/30/09		1.00	0.01		–	0.01		(0.01)	–		(0.01)	1.00
Premier Class:	3/31/14		1.00	0.00	[d]	–	0.00	[d]	–	0.00	[d]	–	1.00
	3/31/13		1.00	–		–	–		–	–		–	1.00
	3/31/12		1.00	–		–	–		–	–		–	1.00
	3/31/11	†	1.00	–		–	–		–	–		–	1.00
	9/30/10		1.00	0.00	[d]	–	0.00	[d]	(0.00)[d]	–		(0.00)[d]	1.00
	9/30/09	§	1.00	–		–	–		–	–		–	1.00
Retirement Class:	3/31/14		1.00	0.00	[d]	–	0.00	[d]	–	0.00	[d]	–	1.00
	3/31/13		1.00	–		–	–		–	–		–	1.00
	3/31/12		1.00	–		–	–		–	–		–	1.00
	3/31/11	†	1.00	–		–	–		–	–		–	1.00
	9/30/10		1.00	0.00	[d]	–	0.00	[d]	(0.00)[d]	–		(0.00)[d]	1.00
	9/30/09		1.00	0.01		–	0.01		(0.01)	–		(0.01)	1.00
Retail Class:	3/31/14		1.00	0.00	[d]	–	0.00	[d]	–	0.00	[d]	–	1.00
	3/31/13		1.00	–		–	–		–	–		–	1.00
	3/31/12		1.00	–		–	–		–	–		–	1.00
	3/31/11	†	1.00	–		–	–		–	–		–	1.00
	9/30/10		1.00	0.00	[d]	–	–		(0.00)[d]	–		(0.00)[d]	1.00
	9/30/09		1.00	0.01		–	0.01		(0.01)	–		(0.01)	1.00

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.
[g]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending March 31, 2014, March 31, 2013, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 156%, 196%, 140%, 49%, 67% and 113%, respectively.
[h]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending March 31, 2014, March 31, 2013, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 97%, 108%, 105%, 63%, 90% and 108%, respectively.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The fund changed its fiscal year end from September 30 to March 31.
§	The Premier Class commenced operations on September 30, 2009.
‡	The Fund commenced operations on September 14, 2009.
*	The Fund commenced operations on September 21, 2012.

60	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

			Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

MONEY MARKET FUND
Institutional Class:	3/31/14		0.01%		$345,892		0.13%		0.13%		0.01%		–
	3/31/13		0.05		293,090		0.14		0.14		0.05		–
	3/31/12		0.03		469,588		0.13		0.13		0.03		–
	3/31/11	†	0.04	[b]	427,230		0.15	[c]	0.15	[c]	0.09	[c]	–
	9/30/10		0.13		433,888		0.15		0.15		0.13		–
	9/30/09		1.03		336,137		0.22		0.17		1.00		–
Premier Class:	3/31/14		0.00		5,371		0.28		0.14		0.00		–
	3/31/13		0.00		8,929		0.29		0.19		0.00		–
	3/31/12		0.00		6,706		0.28		0.16		0.00		–
	3/31/11	†	0.00	[b]	15,678		0.30	[c]	0.23	[c]	0.00	[c]	–
	9/30/10		0.00		12,431		0.29		0.27		0.00		–
	9/30/09	§	0.00		250		220.71	[c]	0.00	[c]	0.00	[c]	–
Retirement Class:	3/31/14		0.00		90,363		0.38		0.14		0.00		–
	3/31/13		0.00		73,609		0.39		0.19		0.00		–
	3/31/12		0.00		80,690		0.39		0.16		0.00		–
	3/31/11	†	0.00	[b]	64,760		0.40	[c]	0.23	[c]	0.00	[c]	–
	9/30/10		0.00		79,434		0.40		0.27		0.00		–
	9/30/09		0.78		133,415		0.47		0.41		0.75		–
Retail Class:	3/31/14		0.00		415,477		0.50		0.14		0.00		–
	3/31/13		0.00		429,522		0.51		0.19		0.00		–
	3/31/12		0.00		486,370		0.44		0.16		0.00		–
	3/31/11	†	0.00	[b]	582,093		0.39	[c]	0.23	[c]	0.00	[c]	–
	9/30/10		0.00		650,426		0.33		0.27		0.00		–
	9/30/09		0.91		887,149		0.54		0.28		0.95		–

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	61

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2014, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, the utilization of tax equalization credits, dividend reclassifications, inflation adjustments on Treasury-inflation-protected securities, and income generated from swaps were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes

62	2014 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds expect to adopt these new disclosure requirements for the September 30, 2014 semiannual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events materially affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Fund are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as

TIAA-CREF Funds: Fixed Income Funds ■ 2014 Annual Report	63

Notes to financial statements

determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2014, there were no material transfers between levels by the Funds.

As of March 31, 2014, 100% of the value of investments in the Bond Index Fund, Inflation-Linked Bond Fund, Tax-Exempt Bond Fund and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2014 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$–	$4,355,338	$–	$4,355,338
Corporate bonds	–	854,403,720	–	854,403,720
Government bonds	–	929,302,115	–	929,302,115
Structured assets	–	396,260,959	2,555,716	398,816,675
Short-term investments	–	418,736,865	–	418,736,865
Credit default swaps*	–	(94,537)	–	(94,537)
Total	$–	$2,602,964,460	$2,555,716	$2,605,520,176
Bond Plus
Bank loan obligations	$–	$86,978,417	$–	$86,978,417
Corporate bonds	–	915,047,009	–	915,047,009
Government bonds	–	945,224,748	–	945,224,748
Structured assets	–	239,653,292	3,194,645	242,847,937
Short-term investments	–	329,423,837	–	329,423,837
Total	$–	$2,516,327,303	$3,194,645	$2,519,521,948
High-Yield
Bank loan obligations	$–	$454,374,639	$–	$454,374,639
Corporate bonds	–	2,262,166,418	–	2,262,166,418
Preferred stocks	4,313,791	–	–	4,313,791
Short-term investments	–	152,995,107	–	152,995,107
Total	$4,313,791	$2,869,536,164	$–	$2,873,849,955
Short-Term Bond
Bank loan obligations	$–	$19,796,300	$–	$19,796,300
Corporate bonds	–	491,562,451	–	491,562,451
Government bonds	–	348,604,342	–	348,604,342
Structured assets	–	324,749,520	2,555,716	327,305,236
Short-term investments	–	58,392,332	–	58,392,332
Futures*	(29,065)	–	–	(29,065)
Total	$(29,065)	$1,243,104,945	$2,555,716	$1,245,631,596
Social Choice Bond
Bank loan obligations	$–	$756,207	$–	$756,207
Corporate bonds	–	42,339,913	–	42,339,913
Government bonds	–	42,141,721	–	42,141,721
Structured assets	–	9,071,740	–	9,071,740
Preferred stocks	249,757	–	–	249,757
Short-term investments	–	3,999,929	–	3,999,929
Total	$249,757	$98,309,510	$–	$98,559,267

*	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At March 31, 2014, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities:

	Asset derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
Bond Fund
Credit contracts	Swap premiums paid	$12,486	Unrealized depreciation on swap agreements	$107,023
Short-Term Bond Fund
Fixed Income contracts	Futures*	(29,065)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

64	2014 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

For the year ended March 31, 2014, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation )
Bond Fund
Credit contracts	Swap transactions	$(145,363)	$(99,392)
Bond Plus Fund
Credit contracts	Swap transactions	(30,740)	2,180
Short-Term Bond Fund
Credit contracts	Swap transactions	(4,487)	(7,070)
Short-Term Bond Fund
Fixed Income contracts	Futures transactions	–	(29,065)

Futures contracts: The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the bond markets and to fluctuations in interest rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended March 31, 2014, the Short-Term Bond Fund had exposure to fixed-income futures contracts, based on underlying notional values, generally between 0% and 4% of net assets.

At March 31, 2014, the Short-Term Bond Fund held the following open futures contracts:

	Number of	Settlement	Expiration	Unrealized
	contracts	value	date	gain (loss	)
US 5 Year Note (CBT)	400	$(47,581,250)	6/30/14	$(29,065)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2014, the Bond Fund, the Bond Plus Fund and the Short-Term Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At March 31, 2014, open credit default swap contracts purchased by the Bond Fund were as follows:

Purchased

				Fixed payments	Implied credit						Unrealized
			Maturity	paid by	spread at		Notional		Premium		appreciation
Fund	Reference entity	Counterparty	date	fund per annum	3/31/2014	(1)	amount	(2)	paid (received	)	(depreciation	)
Bond	Republic of Poland	JP Morgan Chase Bank, N.A.	9/20/18	1.00%	0.58%		$5,000,000		$12,486		$(107,023)
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of year end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

TIAA-CREF Funds: Fixed Income Funds ■ 2014 Annual Report	65

Notes to financial statements

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of service agreement fees on the Retirement Class. In addition, Advisors waived a portion of the investment management fees from each class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2014, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

		Investment
	Investment	management
	management	fee-effective	Service
	fee range	rate	agreement fee	Distribution fee		Maximum expense amounts‡
			Retirement	Premier	Retail	Institutional	Premier	Retirement	Retail
Fund			Class	Class	Class	Class	Class	Class	Class
Bond*	0.27%–0.30%	0.29%	0.25%	0.15%	0.25%	0.35%	0.50%	0.60%	0.70%
Bond Index	0.10	0.10	0.25	0.15	0.25	0.13	0.28	0.38	0.48
Bond Plus*	0.27–0.30	0.30	0.25	0.15	0.25	0.35	0.50	0.60	0.70
High-Yield*	0.32–0.35	0.34	0.25	0.15	0.25	0.40	0.55	0.65	0.75
Inflation-Linked Bond*	0.22–0.25	0.25	0.25	0.15	0.25	0.35	0.50	0.60	0.70
Short-Term Bond*	0.22–0.25	0.25	0.25	0.15	0.25	0.30	0.45	0.55	0.65
Social Choice Bond*	0.32–0.35	0.35	0.25	0.15	0.25	0.40	0.55	0.65	0.75
Tax-Exempt Bond*	0.27–0.30	0.30	–	–	0.25	0.35	–	–	0.70
Money Market	0.10	0.10	0.25	0.15	0.25	0.15	0.30	0.40	0.50

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2015. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Social Choice Bond Fund, TIAA, an affiliate, invested in the Fund. In addition, a registered separate account of TIAA has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA, its registered separate account (collectively “TIAA Access”), and other funds within the Trust:

			TIAA-CREF		TIAA-CREF
		TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Bond	–	71%	–	1%	–	1%	73%
Bond Index	–	–	14%	–	–	–	14
Bond Plus	–	58	–	3	12%	2	75
High-Yield	–	31	–	–	1	–	32
Inflation-Linked Bond	–	14	3	–	–	–	17
Short-Term Bond	–	26	–	2	–	1	29
Social Choice Bond	51%	–	–	–	–	–	51
Money Market	–	–	–	–	–	1	1

66	2014 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of March 31, 2014, five 529 Plans own 18%, 17%, 8%, 8% and 7%, respectively, of the Bond Index Fund; five 529 Plans own 14%, 13%, 7%, 6% and 5%, respectively, of the Inflation-Linked Bond Fund; two 529 Plans own 8% and 5%, respectively, of the Short-Term Bond Fund; and two 529 Plans own 8% and 7%, respectively, of the Money Market Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

				Net
		Gross	Gross	unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	depreciation	(depreciation )
Bond	$2,579,179,440	$ 40,570,039	$ (14,134,766)	$ 26,435,273
Bond Index	5,055,248,430	56,812,730	(62,070,800)	(5,258,070)
Bond Plus	2,488,884,359	41,944,781	(11,307,192)	30,637,589
High-Yield	2,773,672,871	108,515,071	(8,337,987)	100,177,084
Inflation-Linked Bond	1,762,502,917	78,554,863	(33,917,476)	44,637,387
Short-Term Bond	1,239,902,854	8,280,924	(2,523,117)	5,757,807
Social Choice Bond	98,800,558	559,066	(800,357)	(241,291)
Tax-Exempt Bond	343,634,833	6,888,846	(613,031)	6,275,815

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended March 31, 2014 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales
Bond	$1,090,470,499	$5,830,316,574	$1,240,105,903	$5,696,851,225
Bond Index	564,339,293	1,717,708,687	155,797,129	899,265,938
Bond Plus	1,337,931,687	4,634,645,278	677,225,055	4,281,464,291
High-Yield	2,188,274,915	–	1,655,871,602	–
Inflation-Linked Bond	–	242,515,542	–	185,666,469
Short-Term Bond	671,404,261	637,561,741	544,591,405	660,278,021
Social Choice Bond	96,402,878	232,443,284	64,249,467	221,700,160
Tax-Exempt Bond	559,722,011	–	590,348,422	–

TIAA-CREF Funds: Fixed Income Funds ■ 2014 Annual Report	67

Notes to financial statements	concluded

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2014, and the year ended March 31, 2013 was as follows:

	3/31/2014			3/31/2013

Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Bond	$61,792,013	$12,050,367	$73,842,380	$93,553,722	$23,109,065	$116,662,787
Bond Index	92,334,854	1,668,012	94,002,866	68,492,296	2,876,084	71,368,380
Bond Plus	47,779,105	7,638,532	55,417,637	45,878,777	5,310,273	51,189,050
High-Yield	152,745,302	42,643,180	195,388,482	107,195,097	6,109,585	113,304,682
Inflation-Linked Bond	24,916,653	1,162,387	26,079,040	33,776,187	8,313,723	42,089,910
Short-Term Bond	18,081,963	–	18,081,963	14,760,315	–	14,760,315
Social Choice Bond	1,378,056	–	1,378,056	578,085	–	578,085
Tax-Exempt Bond*	8,802,502	863,642	9,666,144	10,811,362	1,869,798	12,681,160
Money Market	29,598	–	29,598	196,802	–	196,802
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2014 and 2013 of $7,599,546 and $9,922,131, respectively.

As of March 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation )	Capital loss carryover	Late-year loss deferrals	Total
Bond	$3,101,788	$–	$26,330,346	$(2,040,910)	$–	$27,391,224
Bond Index	1,346,482	–	(5,258,069)	(180,341)	(399,568)	(4,491,496)
Bond Plus	3,989,539	5,511,796	30,637,783	–	–	40,139,118
High-Yield	4,341,134	9,318,309	100,177,084	–	(987,836)	112,848,691
Inflation-Linked Bond	1,076,595	1,462,461	44,637,383	–	–	47,176,439
Short-Term Bond	490,014	–	5,757,806	(13,479)	(254,035)	5,980,306
Social Choice Bond	587,058	–	(241,292)	–	(165,778)	179,988
Tax-Exempt Bond	83,253	–	6,275,815	(851,646)	(770,201)	4,737,221
Money Market	8,504	–	–	–	–	8,504

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, and the treatment of short term gain as ordinary income for tax purposes.

At March 31, 2014, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration
Fund	No expiration	Total
Bond	$ 2,040,910	$2,040,910
Bond Index	180,341	180,341
Short-Term Bond	13,479	13,479
Tax-Exempt Bond	851,646	851,646

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2014, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

68	2014 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund (nine of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at March 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 16, 2014

TIAA-CREF Funds: Fixed Income Funds ■ 2014 Annual Report	69

Trustees and officers (unaudited)

TIAA-CREF Funds ■ March 31, 2014

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	79	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	79	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	79	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	79	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	79	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (2002–2010), Goldman Sachs Asset Management.	79	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	79	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	79	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

70	2014 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	79	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	79	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (since 2013). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (since 2013).
Carol Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) of Asset Management (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Interim Head of Asset Management, TIAA (2012–2013). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director (since 2011) of TIAA-CREF Asset Management, Inc. (“TCAM”). Manager of TIAA-CREF Individual & Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM Group Ltd., and TH RE Group Holdings Ltd. (since 2013).

TIAA-CREF Funds: Fixed Income Funds ■ 2014 Annual Report	71

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds ■ March 31, 2014

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Executive Vice President and President of Asset Management (since 2013) of TIAA and Executive Vice President of CREF and VA-1 (since 2013). Director, President & CEO of Advisors (since 2013). Manager, President & CEO of Investment Management (since 2013). Director of TH RE Ltd. (since 2013). Director, President & CEO of TPIS (since 2013). Director of TIAA International Holdings 1 Ltd., TIAA International Holdings 2 Ltd., and TIAA International Holdings 3 Ltd. (since 2013). Director, President & CEO of TCAM (since 2013). Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June–September 2013). Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Manager, TIAA-CREF Life Insurance Company (since 2012). Manager, Kaspick & Company, LLC (“Kaspick”) (since 2012). Manager, TIAA-CREF Redwood, LLC (since 2013). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and CEO (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223-1200.

72	2014 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Board meetings, the Operations Committee, along with other Board Committees as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 14 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	73

Renewal of investment management agreement (unaudited)

service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized (if any) by TAI and its affiliates from their relationship with the Fund based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds, with some exceptions, ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2013 with respect to the Funds based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account

74	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to most of the Funds under the Agreement for the one-year period ended December 31, 2013 and that TAI expected this trend to continue, but that for certain of the Funds, like the Money Market Fund, there was no current expectation for TAI to earn a profit in the foreseeable future. For the Money Market Fund, this was due to ongoing advisory fee waivers and other waivers by TAI and its affiliates necessary to maintain a Fund yield of at least 0.00%. With respect to those Funds for which the Agreement was profitable to TAI in 2013, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower management fee rates) on most actively-managed Funds (which were profitable to TAI) would have a material effect on their fees. In this connection, the Board considered TAI’s representation that the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund (unless noted). Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. Comparative Lipper expense and performance rankings are as of March 31, 2013; all other time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different management fee rates that apply to higher levels of Fund assets

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	75

Renewal of investment management agreement (unaudited)

that exceed one or more breakpoints in the Fund’s management fee rate schedule. Statements below regarding “net profit” or “net loss” refers to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2013 under the Agreement.

Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.295% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 1st, 2nd, 5th and 5th quintiles of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 4th and 2nd quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and actual management fees were ranked first out of the five funds within its Expense Group. The Fund’s total expenses and actual management fees were in the 2nd and 3rd quintiles of its Expense Universe, respectively.
•	The Fund was ranked 2nd out of the 5 funds within its Performance Group for the one- and three-year periods. The Fund was in the 4th quintile of its Performance Universe for the one- and three-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, or the impact of fair valuation, foreign exchange rate differences, securities lending, class action settlements and tax reclaims) as compared to its benchmark, the Barclays U.S. Aggregate Bond Index, was -19 and -7 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Bond Plus Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.295% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and its Expense Universe.
•	The Fund was in the 3rd quintile of its Performance Group for the one-, three- and five-year periods. The Fund was in the 2nd, 2nd and 4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

High-Yield Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.343% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 5th, 3rd and 5th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 4th, 1st and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.246% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 2nd quintile of its Performance Group for the one-, three- and five-year periods. The Fund was ranked first out of the four funds within its Performance Group for the ten-year period. The Fund was in the 3rd, 2nd, 2nd, and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

76	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

Short-Term Bond Fund

•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.248% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 4th, 2nd and 5th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 2nd and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Bond Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, the Fund had not reached any of its advisory fee breakpoints.
•	The Fund’s total expenses and actual management fees were in the 1st and 4th quintiles of its Expense Group and in the 1st and 3rd quintiles of its Expense Universe.
•	The Fund was in the 3rd and 4th quintiles of its Performance Group for the one-year and since-inception periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for the one-year and since-inception periods.
•	The Fund is too new to have received a Morningstar rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, the Fund had not reached any of its advisory fee breakpoints.
•	The Fund’s total expenses and actual management fees were in the 1st and 2nd quintiles of its Expense Group, respectively, and in the 1st quintile of its Expense Universe.
•	The Fund was in the 5th, 2nd and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 5th, 1st and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and its Expense Universe.
•	The Fund was in the 3rd, 3rd, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	Since July 2009, TAI and its affiliates have waived or reimbursed over $5.8 million in Fund fees or expenses across all share classes to maintain a yield of at least 0.00%.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Fixed-Income Funds ■ 2014 Annual Report	77

Important tax information (unaudited)

For the year ended March 31, 2014, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Bond	$12,050,367
Bond Index	1,668,012
Bond Plus	7,638,532
High-Yield	43,887,512
Inflation-Linked Bond	1,863,543
Short-Term Bond	–
Social Choice Bond	–
Tax-Exempt Bond	863,642
Money Market	–

The Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2014, and the year ended

March 31, 2013, totaling $9,666,144, and $12,681,160, of which $7,599,546, and $9,922,131, respectively, was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2014, which will be reported in conjunction with your 2014 Form 1099-DIV.

By early 2015, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

78	2014 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

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How to reach us

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800 842-2755

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended March 31, 2013 and March 31, 2014, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $448,000 and $451,700, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2013 and March 31, 2014, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2013 and March 31, 2014, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2013 and March 31, 2014, PwC’s aggregate fees for tax services billed to the Registrant were $116,700 and $119,700, respectively.

For the fiscal years ended March 31, 2013 and March 31, 2014, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2013 and March 31, 2014, PwC’s aggregate fees for all other services billed to the Registrant were $6,500 and $6,000, respectively.

For the fiscal years ended March 31, 2013 and March 31, 2014, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2013 and March 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2013 and March 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2013 and March 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2013 and March 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2013 and March 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2013 and March 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2013 and March 31, 2014, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $275,315 and $308,500, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.2%

CONSUMER DURABLES & APPAREL - 0.1%
$1,525,000	h	Capital Safety North America	4.000%	03/26/21	$1,521,950
		TOTAL CONSUMER DURABLES & APPAREL			1,521,950

MEDIA - 0.1%
997,802	h,i	CSC Holdings LLC	2.653	04/17/20	984,461
742,500	i	Univision Communications, Inc	4.000	03/01/20	741,045
1,110,938	i	Windstream Corp	3.500	01/23/20	1,107,882
		TOTAL MEDIA			2,833,388

		TOTAL BANK LOAN OBLIGATIONS			4,355,338
		(Cost $4,366,450)

BONDS - 93.8%

CORPORATE BONDS - 37.5%

AUTOMOBILES & COMPONENTS - 0.1%
375,000	g	Chrysler Group LLC	8.000	06/15/19	410,625
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	771,352
		TOTAL AUTOMOBILES & COMPONENTS			1,181,977

BANKS - 3.6%
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,025,000
600,000	g	Banco del Estado de Chile	3.875	02/08/22	592,009
900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	883,125
1,635,000		Bancolombia S.A.	5.950	06/03/21	1,745,362
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,052,514
650,000		BB&T Corp	2.050	06/19/18	650,213
3,750,000		BDO Unibank, Inc	4.500	02/16/17	3,928,125
2,000,000	g	Caixa Economica Federal	2.375	11/06/17	1,930,000
1,500,000	g	Caixa Economica Federal	4.500	10/03/18	1,526,250
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,039,220
1,500,000		Citigroup, Inc	2.250	08/07/15	1,527,396
300,000		Citigroup, Inc	4.950	11/07/43	304,861
1,615,000		Citigroup, Inc	5.000	09/15/14	1,646,274
2,050,000		Citigroup, Inc	1.300	11/15/16	2,048,938
4,225,000		Citigroup, Inc	3.500	05/15/23	3,986,076
1,500,000		Citigroup, Inc	3.875	10/25/23	1,489,384
1,925,000		Citigroup, Inc	6.675	09/13/43	2,254,177
900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	892,769
1,750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,812,342
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	372,438
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,286,319
3,400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	3,710,342
1

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$775,000	g,i	Credit Agricole S.A.	7.875%	12/30/49	$818,594
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,420,265
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,398,943
550,000		HSBC Holdings plc	4.000	03/30/22	571,189
2,450,000		HSBC Holdings plc	4.250	03/14/24	2,453,016
675,000		HSBC Holdings plc	6.500	09/15/37	798,622
1,050,000		HSBC Holdings plc	5.250	03/14/44	1,061,714
1,250,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	1,319,297
895,000		JPMorgan Chase & Co	5.125	09/15/14	913,811
4,625,000		JPMorgan Chase & Co	4.850	02/01/44	4,715,862
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	703,125
2,950,000	g	PKO Finance AB	4.630	09/26/22	2,972,125
2,075,000		PNC Bank NA	2.200	01/28/19	2,068,233
1,750,000		PNC Bank NA	2.700	11/01/22	1,643,974
3,050,000		PNC Bank NA	2.950	01/30/23	2,895,737
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,108,463
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,214,309
2,250,000	g	Russian Agricultural Bank OJSC Via RSHB Capital S.A.	5.100	07/25/18	2,193,750
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	577,017
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,042,446
1,075,000		SunTrust Bank	2.750	05/01/23	1,006,796
310,000		Toronto-Dominion Bank	2.500	07/14/16	321,741
1,400,000	g	Turkiye Is Bankasi	3.750	10/10/18	1,313,900
1,750,000		Union Bank NA	2.125	06/16/17	1,782,470
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,566,022
2,500,000		US Bancorp	1.650	05/15/17	2,530,505
950,000		US Bancorp	2.950	07/15/22	913,715
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,214,560
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,140,136
		TOTAL BANKS			83,383,472

CAPITAL GOODS - 1.1%
413,000	g	Alpek S.A. de C.V.	5.375	08/08/23	426,422
350,000		Bombardier, Inc	4.750	04/15/19	350,000
950,000		Bombardier, Inc	6.000	10/15/22	950,000
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,127,056
1,815,000		Crown Americas LLC	4.500	01/15/23	1,733,325
1,250,000	g	EADS Finance BV	2.700	04/17/23	1,181,041
675,000		Eaton Corp	4.000	11/02/32	652,941
4,650,000		John Deere Capital Corp	1.950	03/04/19	4,600,008
725,000	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	750,375
725,000	g	Schaeffler Finance BV	4.750	05/15/21	741,313
3,700,000	g	Seagate HDD Cayman	4.750	06/01/23	3,653,750
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,690,035
845,000	g	Sealed Air Corp	5.250	04/01/23	853,450
2,290,000	g	Stena AB	7.000	02/01/24	2,330,075
1,975,000		United Technologies Corp	1.800	06/01/17	2,008,006
1,050,000		United Technologies Corp	4.500	06/01/42	1,069,185
		TOTAL CAPITAL GOODS			26,116,982

2

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
$250,000	g	ADT Corp	6.250%	10/15/21	$256,875
1,425,000		Air Lease Corp	3.875	04/01/21	1,425,000
250,000	g	Empresa de Transporte de Pasajeros Metro S.A.	4.750	02/04/24	259,657
2,850,000		MasterCard, Inc	2.000	04/01/19	2,837,691
1,495,000		Republic Services, Inc	3.800	05/15/18	1,584,899
2,400,000		Republic Services, Inc	3.550	06/01/22	2,404,245
1,500,000		Waste Management, Inc	2.600	09/01/16	1,553,382
2,800,000		Waste Management, Inc	2.900	09/15/22	2,673,163
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			12,994,912

CONSUMER DURABLES & APPAREL - 0.4%
1,475,000		DR Horton, Inc	5.750	08/15/23	1,559,813
300,000		DR Horton, Inc	3.625	02/15/18	304,500
1,200,000		DR Horton, Inc	3.750	03/01/19	1,203,000
2,870,000		Hanesbrands, Inc	6.375	12/15/20	3,135,475
2,000,000		PVH Corp	4.500	12/15/22	1,975,000
500,000		Whirlpool Corp	3.700	03/01/23	495,328
		TOTAL CONSUMER DURABLES & APPAREL			8,673,116

CONSUMER SERVICES - 0.3%
900,000		Ameristar Casinos, Inc	7.500	04/15/21	974,250
775,000		ARAMARK Corp	5.750	03/15/20	818,594
1,350,000		DineEquity, Inc	9.500	10/30/18	1,471,500
425,000	g	GLP Capital LP	4.375	11/01/18	436,156
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,814,126
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,308,863
1,000,000		Walt Disney Co	0.450	12/01/15	999,172
		TOTAL CONSUMER SERVICES			7,822,661

DIVERSIFIED FINANCIALS - 5.4%
1,190,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,214,313
750,000		Abbey National Treasury Services plc	4.000	04/27/16	794,947
2,000,000	g	Ajecorp BV	6.500	05/14/22	1,945,000
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,723,092
1,575,000		American Express Co	2.650	12/02/22	1,496,272
4,975,000		American Express Credit Corp	1.300	07/29/16	5,013,730
4,750,000		American Express Credit Corp	2.125	07/27/18	4,772,126
1,690,000		Bank of America Corp	5.300	03/15/17	1,859,754
1,125,000		Bank of America Corp	6.000	09/01/17	1,276,274
6,000,000		Bank of America Corp	2.600	01/15/19	6,023,670
4,500,000		Bank of America Corp	2.650	04/01/19	4,514,351
6,700,000		Bank of America Corp	4.100	07/24/23	6,795,917
1,000,000		Bank of America Corp	4.000	04/01/24	998,823
2,000,000		Bank of America Corp	5.000	01/21/44	2,041,772
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,258,834
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,224,080
580,000		Bank of New York Mellon Corp	5.450	05/15/19	662,236
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	2,062,125
1,125,000		BlackRock, Inc	3.500	12/10/14	1,149,208
1,400,000		BlackRock, Inc	4.250	05/24/21	1,519,731
2,150,000		BlackRock, Inc	3.500	03/18/24	2,134,892
825,000		Capital One Financial Corp	1.000	11/06/15	826,168
3

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	g	Comcel Trust	6.875%	02/06/24	$1,569,375
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,717,939
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,596,648
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	924,137
9,500,000		General Electric Capital Corp	2.300	01/14/19	9,585,197
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,372,984
810,000		General Electric Capital Corp	6.875	01/10/39	1,066,722
1,750,000		General Motors Financial Co, Inc	2.750	05/15/16	1,772,925
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	4,066,987
3,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	3,491,033
3,500,000		Goldman Sachs Group, Inc	3.625	01/22/23	3,442,971
1,450,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,443,572
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	149,868
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	383,749
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,781,168
448,000	g	Hyundai Capital America, Inc	3.750	04/06/16	468,231
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	640,396
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	418,526
525,000	g	Icahn Enterprises LP	4.875	03/15/19	534,188
575,000	g	International Lease Finance Corp	6.500	09/01/14	587,219
4,850,000		International Lease Finance Corp	5.875	08/15/22	5,128,875
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,203,369
3,600,000		Morgan Stanley	1.750	02/25/16	3,646,447
450,000		Morgan Stanley	2.500	01/24/19	448,747
400,000		Morgan Stanley	3.750	02/25/23	397,464
2,000,000		Morgan Stanley	6.375	07/24/42	2,439,742
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	761,804
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,486,605
925,000		State Street Corp	4.300	05/30/14	930,837
1,700,000	g	Temasek Financial I Ltd	2.375	01/23/23	1,565,329
1,025,000		Toyota Motor Credit Corp	1.250	10/05/17	1,015,626
1,475,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	1,394,170
1,400,000	g	UBS AG.	1.875	01/23/15	1,416,506
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,499,883
325,000		Waha Aerospace BV	3.925	07/28/20	343,710
601,250	g	Waha Aerospace BV	3.925	07/28/20	635,864
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,704,117
2,825,000		Wells Fargo & Co	5.375	11/02/43	2,975,830
		TOTAL DIVERSIFIED FINANCIALS			123,316,075

ENERGY - 4.1%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,414,555
365,000		Anadarko Petroleum Corp	6.950	06/15/19	435,633
625,000		Apache Corp	1.750	04/15/17	630,936
1,320,000		Apache Corp	4.750	04/15/43	1,326,967
3,375,000		Ashland, Inc	3.875	04/15/18	3,484,687
1,500,000		Ashland, Inc	4.750	08/15/22	1,471,875
3,050,000		BP Capital Markets plc	1.375	05/10/18	2,985,709
795,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	800,962
1,475,000		Canadian Natural Resources Ltd	3.800	04/15/24	1,482,374
3,500,000		Chevron Corp	2.355	12/05/22	3,289,090
1,540,000		Cimarex Energy Co	5.875	05/01/22	1,670,900
4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,875,000		Concho Resources, Inc	5.500%	04/01/23	$1,950,000
2,875,000		Devon Energy Corp	1.875	05/15/17	2,895,855
725,000		Devon Energy Corp	4.750	05/15/42	718,732
2,875,000	g	EDC Finance Ltd	4.875	04/17/20	2,601,875
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,113,125
480,000		Enbridge Energy Partners LP	5.200	03/15/20	523,977
335,000		Enterprise Products Operating LLC	5.600	10/15/14	343,978
170,000		Enterprise Products Operating LLC	5.000	03/01/15	176,690
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,550,416
675,000		EOG Resources, Inc	2.625	03/15/23	637,701
1,425,000		Exterran Partners	6.000	10/01/22	1,401,787
1,000,000	g	Gazprom Neft OAO	4.375	09/19/22	887,500
1,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,495,312
1,295,000		Hess Corp	5.600	02/15/41	1,422,107
1,350,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,073,250
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,257,107
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,275,000
400,000		Newfield Exploration Co	5.625	07/01/24	415,000
1,400,000		Noble Energy, Inc	5.250	11/15/43	1,461,236
500,000		Noble Holding International Ltd	3.450	08/01/15	516,382
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,408,455
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,784,893
2,150,000	g	ONE Gas, Inc	2.070	02/01/19	2,131,237
700,000	g	ONE Gas, Inc	3.610	02/01/24	706,655
1,475,000	g	ONE Gas, Inc	4.658	02/01/44	1,531,258
1,400,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	1,452,500
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	404,694
1,500,000	g	Pertamina PT	5.250	05/23/21	1,503,750
1,350,000	i	Petrobras Global Finance BV	1.855	05/20/16	1,334,812
1,375,000		Petrobras Global Finance BV	3.250	03/17/17	1,379,268
1,500,000	i	Petrobras Global Finance BV	2.379	01/15/19	1,464,375
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,684,180
1,800,000		Petrobras International Finance Co	3.500	02/06/17	1,819,444
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,380,075
925,000		Petroleos Mexicanos	4.875	03/15/15	957,375
1,875,000		Petroleos Mexicanos	3.500	07/18/18	1,945,313
170,000		Petroleos Mexicanos	8.000	05/03/19	207,400
925,000		Petroleos Mexicanos	6.000	03/05/20	1,041,781
1,175,000		Petroleos Mexicanos	5.500	06/27/44	1,133,875
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,640,463
1,400,000		Phillips 66	1.950	03/05/15	1,416,314
2,500,000		Plains Exploration & Production Co	6.500	11/15/20	2,753,125
625,000		Precision Drilling Corp	6.500	12/15/21	668,750
1,500,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,540,000
530,000		Regency Energy Partners LP	5.875	03/01/22	549,875
400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	393,000
1,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	883,750
900,000		Shell International Finance BV	4.550	08/12/43	930,237
1,000,000		Southwestern Energy Co	4.100	03/15/22	1,027,706
415,000		Statoil ASA	2.900	10/15/14	420,524
675,000		Statoil ASA	1.200	01/17/18	662,137
1,700,000		Statoil ASA	2.450	01/17/23	1,593,674
5

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,325,000		Statoil ASA	4.250%	11/23/41	$1,290,013
1,325,000		Total Capital Canada Ltd	1.450	01/15/18	1,315,718
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,030,012
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,172,541
660,000		TransCanada PipeLines Ltd	5.850	03/15/36	766,601
700,000		Vale Overseas Ltd	4.375	01/11/22	694,980
480,000		Vale Overseas Ltd	6.875	11/21/36	511,429
515,000		Valero Energy Corp	4.500	02/01/15	531,643
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,537,500
		TOTAL ENERGY			93,312,050

FOOD & STAPLES RETAILING - 0.2%
500,000		CVS Caremark Corp	3.250	05/18/15	514,259
1,375,000		CVS Caremark Corp	4.000	12/05/23	1,404,871
950,000		CVS Caremark Corp	5.300	12/05/43	1,048,633
2,500,000		Ingles Markets, Inc	5.750	06/15/23	2,500,000
		TOTAL FOOD & STAPLES RETAILING			5,467,763

FOOD, BEVERAGE & TOBACCO - 0.9%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,597,327
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,503,680
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,369,074
325,000		Campbell Soup Co	2.500	08/02/22	295,621
1,225,000		Coca-Cola Co	3.200	11/01/23	1,204,660
350,000	g	Corp Lindley S.A.	6.750	11/23/21	373,625
1,600,000		Diageo Capital plc	2.625	04/29/23	1,491,437
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,040,294
1,150,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,054,193
650,000		General Mills, Inc	5.200	03/17/15	678,445
750,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	801,627
880,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	904,796
735,000		Kraft Foods, Inc	6.500	02/09/40	924,489
650,000		Mondelez International, Inc	4.125	02/09/16	687,010
1,750,000		Mondelez International, Inc	4.000	02/01/24	1,775,804
78,000		PepsiCo, Inc	7.900	11/01/18	97,911
1,475,000	g	Pernod Ricard S.A.	4.250	07/15/22	1,514,916
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	531,271
200,000		Philip Morris International, Inc	6.375	05/16/38	246,818
		TOTAL FOOD, BEVERAGE & TOBACCO			20,092,998

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
1,450,000		Baxter International, Inc	3.200	06/15/23	1,414,381
600,000		Becton Dickinson & Co	1.750	11/08/16	613,372
375,000	g	CHS/Community Health Systems	6.875	02/01/22	391,875
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,512,065
750,000		Covidien International Finance S.A.	3.200	06/15/22	738,032
1,904,000		Endo Health Solutions	7.000	07/15/19	2,051,560
6,405,000		Express Scripts Holding Co	2.100	02/12/15	6,486,613
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,816,718
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,077,500
3,600,000		HCA, Inc	6.500	02/15/20	4,032,000
750,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	738,796
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,075,000		McKesson Corp	4.883%	03/15/44	$2,103,220
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	522,804
700,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	720,182
1,375,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,481,788
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			25,700,906

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,030,384
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,854,752
800,000		Ecolab, Inc	1.450	12/08/17	789,816
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,674,952

INSURANCE - 2.7%
565,000		ACE INA Holdings, Inc	5.875	06/15/14	571,034
750,000		Aetna, Inc	1.500	11/15/17	748,450
310,000		Aetna, Inc	6.500	09/15/18	365,610
285,000		Aetna, Inc	6.625	06/15/36	358,433
1,225,000		Allstate Corp	3.150	06/15/23	1,203,376
1,225,000		Allstate Corp	4.500	06/15/43	1,231,675
1,525,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	1,499,337
4,750,000	g,i	Caelus Re Ltd	5.265	03/07/16	4,826,475
500,000		Chubb Corp	6.000	05/11/37	610,637
235,000		CIGNA Corp	5.125	06/15/20	260,225
2,000,000		CIGNA Corp	4.500	03/15/21	2,160,270
4,925,000	g	Five Corners Funding Trust	4.419	11/15/23	5,046,928
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,162,651
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,397,066
1,275,000		Lincoln National Corp	7.000	06/15/40	1,677,646
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	177,088
1,125,000		MetLife, Inc	6.750	06/01/16	1,261,644
4,700,000		MetLife, Inc	4.368	09/15/23	5,005,759
2,675,000		MetLife, Inc	4.125	08/13/42	2,512,590
450,000		Principal Financial Group, Inc	1.850	11/15/17	451,270
1,500,000		Progressive Corp	3.750	08/23/21	1,573,580
750,000		Prudential Financial, Inc	3.875	01/14/15	769,332
325,000		Prudential Financial, Inc	2.300	08/15/18	325,648
630,000		Prudential Financial, Inc	7.375	06/15/19	771,908
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,166,721
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,442,625
5,750,000	i	Prudential Financial, Inc	5.200	03/15/44	5,706,875
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,451,222
525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	494,798
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,236,277
615,000		Travelers Cos, Inc	5.800	05/15/18	703,974
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,456,187
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,097,022
1,375,000		UnitedHealth Group, Inc	3.950	10/15/42	1,244,694
3,000,000		WellPoint, Inc	3.125	05/15/22	2,870,895
1,500,000		WellPoint, Inc	4.625	05/15/42	1,447,076
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,517,684
410,000		WR Berkley Corp	5.375	09/15/20	450,768
		TOTAL INSURANCE			60,255,450
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MATERIALS - 1.9%
$170,000		Airgas, Inc	4.500%	09/15/14	$172,834
310,000		ArcelorMittal	4.250	08/05/15	319,300
750,000		ArcelorMittal	5.000	02/25/17	795,938
1,175,000		Ball Corp	4.000	11/15/23	1,098,625
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,864,108
1,200,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,269,818
1,625,000		Braskem Finance Ltd	6.450	02/03/24	1,663,594
1,475,000	g	Cemex Finance LLC	6.000	04/01/24	1,478,688
800,000		Corning, Inc	1.450	11/15/17	783,925
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,659,735
2,648,000		Crown Americas LLC	6.250	02/01/21	2,866,460
335,000		Eastman Chemical Co	5.500	11/15/19	377,401
500,000	g	Fresnillo plc	5.500	11/13/23	502,500
3,400,000	g	Glencore Funding LLC	2.500	01/15/19	3,283,169
1,900,000		Hexion US Finance Corp	6.625	04/15/20	1,966,500
6,000,000		International Paper Co	4.750	02/15/22	6,487,488
530,000		International Paper Co	7.300	11/15/39	691,432
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,113,459
1,350,000		Nucor Corp	4.000	08/01/23	1,346,360
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	514,061
840,000		Rio Tinto Finance USA plc	2.250	12/14/18	839,931
3,045,000		Rock Tenn Co	3.500	03/01/20	3,088,611
1,000,000		Rosetta Resources, Inc	5.625	05/01/21	1,022,500
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,609,460
875,000		Teck Resources Ltd	2.500	02/01/18	878,119
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,809,369
275,000		Teck Resources Ltd	6.000	08/15/40	274,757
500,000		Teck Resources Ltd	5.200	03/01/42	452,606
1,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,422,125
		TOTAL MATERIALS			42,652,873

MEDIA - 2.2%
1,900,000	g	AMC Entertainment, Inc	5.875	02/15/22	1,933,250
1,400,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	1,435,000
1,450,000		Cinemark USA, Inc	4.875	06/01/23	1,393,812
4,775,000		Comcast Corp	4.250	01/15/33	4,680,197
1,800,000		DIRECTV Holdings LLC	3.800	03/15/22	1,781,170
1,525,000		DIRECTV Holdings LLC	4.450	04/01/24	1,529,302
1,200,000		Discovery Communications LLC	3.300	05/15/22	1,170,331
1,050,000		DISH DBS Corp	4.250	04/01/18	1,095,937
800,000		Grupo Televisa S.A.	6.000	05/15/18	897,154
3,270,000		Lamar Media Corp	7.875	04/15/18	3,408,975
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,349,649
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,442,519
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,135,030
4,500,000		News America, Inc	3.000	09/15/22	4,322,412
110,000		News America, Inc	7.625	11/30/28	140,079
85,000		News America, Inc	6.550	03/15/33	101,758
730,000		News America, Inc	6.650	11/15/37	891,620
600,000		News America, Inc	6.900	08/15/39	754,087
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Nielsen Finance LLC	4.500%	10/01/20	$1,007,500
250,000		Time Warner Cable, Inc	5.875	11/15/40	270,890
1,475,000		Time Warner Cable, Inc	4.500	09/15/42	1,354,015
960,000		Time Warner, Inc	3.150	07/15/15	991,493
4,000,000		Time Warner, Inc	4.700	01/15/21	4,374,720
565,000		Time Warner, Inc	6.500	11/15/36	669,889
525,000		Time Warner, Inc	4.900	06/15/42	526,878
1,225,000		Time Warner, Inc	5.350	12/15/43	1,305,486
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,249,500
2,450,000		Viacom, Inc	1.250	02/27/15	2,464,710
1,585,000		Viacom, Inc	2.500	12/15/16	1,642,567
1,500,000		Viacom, Inc	5.850	09/01/43	1,648,253
		TOTAL MEDIA			47,968,183

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,575,000		Gilead Sciences, Inc	3.700	04/01/24	1,575,660
1,775,000		Gilead Sciences, Inc	4.800	04/01/44	1,827,192
480,000		Life Technologies Corp	3.500	01/15/16	500,109
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,658,662
1,425,000		Mylan, Inc	2.550	03/28/19	1,409,735
1,828,000	g	Mylan, Inc	7.875	07/15/20	2,049,141
1,350,000		NBTY, Inc	9.000	10/01/18	1,451,250
550,000	g	Perrigo Co Ltd	4.000	11/15/23	549,787
650,000	g	Perrigo Co Ltd	5.300	11/15/43	684,224
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,404,000
875,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	918,750
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			14,028,510

REAL ESTATE - 1.1%
345,000		AMB Property LP	4.500	08/15/17	373,187
630,000		Camden Property Trust	4.625	06/15/21	677,332
1,650,000		Camden Property Trust	2.950	12/15/22	1,552,211
1,000,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	997,200
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,168,292
40,000		Federal Realty Investment Trust	5.650	06/01/16	43,912
75,000		Federal Realty Investment Trust	5.900	04/01/20	86,534
450,000		Federal Realty Investment Trust	3.000	08/01/22	435,933
300,000		Federal Realty Investment Trust	2.750	06/01/23	280,368
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	553,868
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	309,286
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	642,777
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,502,477
2,050,000		Kilroy Realty LP	3.800	01/15/23	1,998,367
2,375,000		Liberty Property LP	4.125	06/15/22	2,408,865
700,000		Mid-America Apartments LP	4.300	10/15/23	706,189
650,000		National Retail Properties, Inc	5.500	07/15/21	725,941
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,014,157
350,000		Regency Centers LP	5.250	08/01/15	369,231
40,000		Regency Centers LP	5.875	06/15/17	44,795
105,000		Simon Property Group LP	5.250	12/01/16	115,564
2,075,000		Simon Property Group LP	2.800	01/30/17	2,162,764
470,000		Simon Property Group LP	10.350	04/01/19	636,103
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Trust F	5.250%	12/15/24	$997,500
340,000		Ventas Realty LP	3.125	11/30/15	352,822
1,050,000		Ventas Realty LP	2.000	02/15/18	1,047,601
675,000		Ventas Realty LP	2.700	04/01/20	657,028
400,000		Ventas Realty LP	3.250	08/15/22	385,452
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,770,749
475,000		Weingarten Realty Investors	4.450	01/15/24	479,548
		TOTAL REAL ESTATE			26,496,053

RETAILING - 1.6%
3,200,000		AmeriGas Finance LLC	3.750	05/01/21	3,128,000
1,870,000		AmeriGas Partners LP	6.250	08/20/19	2,010,250
1,667,000		AutoNation, Inc	5.500	02/01/20	1,808,695
1,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,315,573
1,500,000		Home Depot, Inc	2.250	09/10/18	1,516,718
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,099,165
2,750,000		Limited Brands, Inc	5.625	02/15/22	2,904,688
1,385,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	1,296,820
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,764,472
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,523,725
2,400,000	g	QVC, Inc	7.500	10/01/19	2,553,718
4,490,000	g	QVC, Inc	7.375	10/15/20	4,842,074
375,000		QVC, Inc	5.125	07/02/22	389,026
2,000,000		Sally Holdings LLC	5.750	06/01/22	2,115,000
425,000		Sonic Automotive, Inc	5.000	05/15/23	417,031
3,225,000	g	WEX, Inc	4.750	02/01/23	3,031,500
		TOTAL RETAILING			36,716,455

SOFTWARE & SERVICES - 0.5%
650,000	g	Activision Blizzard, Inc	5.625	09/15/21	695,500
650,000		Equinix, Inc	4.875	04/01/20	664,625
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	10,042,416
325,000	g	NCR Escrow Corp	5.875	12/15/21	342,063
630,000		Oracle Corp	3.750	07/08/14	635,591
		TOTAL SOFTWARE & SERVICES			12,380,195

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
1,125,000		Amphenol Corp	4.750	11/15/14	1,153,120
1,045,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,116,844
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,006
2,125,000		Cisco Systems, Inc	2.125	03/01/19	2,115,493
956,000		Flextronics International Ltd	4.625	02/15/20	964,365
4,925,000		General Electric Co	0.850	10/09/15	4,947,281
415,000		General Electric Co	5.250	12/06/17	470,292
1,950,000		General Electric Co	2.700	10/09/22	1,889,952
850,000		General Electric Co	4.125	10/09/42	816,759
4,225,000		General Electric Co	4.500	03/11/44	4,290,542
1,975,000		Hewlett-Packard Co	2.750	01/14/19	1,988,061
700,000		Hewlett-Packard Co	3.750	12/01/20	711,063
3,718,000		Jabil Circuit, Inc	5.625	12/15/20	3,936,432
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,269,190
225,000		Nokia Oyj	5.375	05/15/19	236,812
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,825,000	g	NXP BV	3.750%	06/01/18	$1,834,125
1,900,000		Scientific Games Corp	8.125	09/15/18	2,023,500
468,000		Scientific Games Corp	9.250	06/15/19	496,080
975,000		Tyco Electronics Group S.A.	2.375	12/17/18	964,826
1,525,000	g	WESCO Distribution, Inc	5.375	12/15/21	1,559,313
450,000		Xerox Corp	8.250	05/15/14	453,774
425,000		Xerox Corp	4.500	05/15/21	447,872
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			33,785,702

TELECOMMUNICATION SERVICES - 2.5%
700,000		America Movil SAB de C.V.	3.125	07/16/22	667,887
1,575,000		American Tower Corp	3.500	01/31/23	1,489,383
2,950,000		AT&T, Inc	2.625	12/01/22	2,742,883
1,235,000		BellSouth Corp	5.200	09/15/14	1,261,487
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,490,625
900,000		CenturyLink, Inc	6.750	12/01/23	955,125
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	255,714
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	909,196
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	880,159
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,008,134
4,375,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	4,287,500
400,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	424,000
1,810,000	g	Oi S.A.	5.750	02/10/22	1,733,075
375,000	g	SES	3.600	04/04/23	363,454
1,725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	1,714,474
1,195,000	g	SK Telecom Co Ltd	2.125	05/01/18	1,183,146
1,325,000	g	Sprint Corp	7.250	09/15/21	1,444,250
240,000		Sprint Nextel Corp	6.000	12/01/16	263,100
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,621,493
2,300,000		Telefonica Emisiones SAU	4.570	04/27/23	2,348,864
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,030,952
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	2,035,375
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,001,878
3,800,000		Verizon Communications, Inc	3.650	09/14/18	4,045,222
1,175,000		Verizon Communications, Inc	2.550	06/17/19	1,181,784
1,925,000		Verizon Communications, Inc	3.450	03/15/21	1,951,355
7,200,000		Verizon Communications, Inc	5.150	09/15/23	7,879,097
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,168,340
7,800,000		Verizon Communications, Inc	6.550	09/15/43	9,492,093
1,175,000		Windstream Corp	6.375	08/01/23	1,145,625
		TOTAL TELECOMMUNICATION SERVICES			60,975,670

TRANSPORTATION - 0.8%
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,755,692
500,000	g	DP World Ltd	6.850	07/02/37	540,750
4,754,000	g	Embraer Overseas Ltd	5.696	09/16/23	4,932,275
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	671,999
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	819,424
1,262,000		GATX Corp	1.250	03/04/17	1,254,847
1,450,000		GATX Corp	2.500	07/30/19	1,432,761
1,175,000		GATX Corp	5.200	03/15/44	1,207,998
850,000		Hertz Corp	4.250	04/01/18	875,500
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Hertz Corp	7.500%	10/15/18	$1,065,000
775,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	731,071
950,000	g	Kansas City Southern Railway	4.300	05/15/43	861,217
375,000		Northrop Grumman Corp	1.750	06/01/18	368,887
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,001,611
		TOTAL TRANSPORTATION			17,519,032

UTILITIES - 4.0%
675,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	684,416
1,385,000		AES Corp	7.375	07/01/21	1,578,900
1,000,000		AES Corp	4.875	05/15/23	955,000
1,250,000		AGL Capital Corp	4.400	06/01/43	1,222,577
1,000,000		Alabama Power Co	3.550	12/01/23	1,007,767
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,308,214
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,907,268
775,000		Atmos Energy Corp	8.500	03/15/19	988,915
1,575,000		Atmos Energy Corp	4.150	01/15/43	1,511,975
1,075,000		Black Hills Corp	4.250	11/30/23	1,107,220
2,243,000	g	Calpine Corp	7.500	02/15/21	2,450,478
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,723,273
225,000		Carolina Power & Light Co	5.700	04/01/35	260,553
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	171,765
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	775,899
1,120,000	g	CEZ AS.	4.250	04/03/22	1,138,648
1,050,000		CMS Energy Corp	4.700	03/31/43	1,045,701
800,000	g	Comision Federal de Electricidad	4.875	01/15/24	812,000
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,974,374
395,000		Commonwealth Edison Co	5.900	03/15/36	479,357
415,000		Connecticut Light & Power Co	5.500	02/01/19	474,288
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,545,453
225,000		Consolidated Natural Gas Co	5.000	12/01/14	231,654
650,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	641,439
800,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	815,770
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	283,105
2,000,000		Duke Energy Corp	3.950	09/15/14	2,031,922
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	673,195
1,500,000	g,i	Electricite de France	5.625	12/30/49	1,512,195
1,000,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,020,000
1,750,000		Florida Power & Light Co	2.750	06/01/23	1,689,966
335,000		Florida Power Corp	6.400	06/15/38	431,993
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,443,929
1,000,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	1,040,000
630,000		Indiana Michigan Power Co	7.000	03/15/19	756,939
555,000		Integrys Energy Group, Inc	4.170	11/01/20	581,270
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,251,200
2,000,000	g	Israel Electric Corp Ltd	7.250	01/15/19	2,232,500
195,000	g	Kansas Gas & Electric	6.700	06/15/19	234,573
600,000	g	KazMunayGas National Co JSC	4.400	04/30/23	565,500
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	981,233
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	2,013,325
500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	508,324
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,141,365
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	g	MidAmerican Energy Holdings Co	5.150%	11/15/43	$1,598,241
630,000		Nevada Power Co	6.500	08/01/18	745,471
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,353,004
700,000		NiSource Finance Corp	4.800	02/15/44	670,410
1,025,000		Northeast Utilities	1.450	05/01/18	994,718
1,975,000		Northern States Power Co	5.350	11/01/39	2,259,262
1,525,000		NSTAR Electric Co	4.400	03/01/44	1,531,027
2,000,000		NTPC Ltd	5.625	07/14/21	2,081,574
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	199,482
600,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	597,528
950,000		ONEOK Partners LP	3.375	10/01/22	915,937
1,700,000		Pacific Gas & Electric Co	3.850	11/15/23	1,714,331
1,150,000		PacifiCorp	2.950	02/01/22	1,135,351
885,000		Pepco Holdings, Inc	2.700	10/01/15	904,868
1,450,000		PG&E Corp	5.750	04/01/14	1,450,000
135,000		Potomac Electric Power Co	7.900	12/15/38	201,771
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,017,898
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,005,019
565,000		Progress Energy, Inc	7.050	03/15/19	676,374
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,979,631
440,000		Public Service Electric & Gas Co	5.300	05/01/18	498,399
2,200,000		Public Service Electric & Gas Co	2.375	05/15/23	2,031,924
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,373,844
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,507,500
468,000		Questar Market Resources, Inc	6.875	03/01/21	514,800
1,375,000		Southern California Edison Co	4.650	10/01/43	1,437,063
450,000		Tampa Electric Co	4.100	06/15/42	427,864
1,325,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	1,205,750
845,000		Virginia Electric and Power Co	2.950	01/15/22	834,289
480,000		Williams Partners LP	3.800	02/15/15	492,963
850,000		Williams Partners LP	4.000	11/15/21	864,255
825,000		Williams Partners LP	4.500	11/15/23	844,094
925,000		Williams Partners LP	5.400	03/04/44	949,168
650,000		Xcel Energy, Inc	4.800	09/15/41	668,485
		TOTAL UTILITIES			89,887,733

		TOTAL CORPORATE BONDS			854,403,720
		(Cost $834,931,162)

GOVERNMENT BONDS - 39.6%

AGENCY SECURITIES - 0.2%
4,564,879		AMAL Ltd	3.465	08/21/21	4,809,095
1,500,000		Amber Circle Funding Ltd	3.250	12/04/22	1,382,040
870,867		Cal Dive I- Title XI, Inc	4.930	02/01/27	936,527
2,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	2,020,420
401,250		Totem Ocean Trailer Express, Inc	4.514	12/18/19	419,520
		TOTAL AGENCY SECURITIES			9,567,602

FOREIGN GOVERNMENT BONDS - 3.1%
1,500,000	g	Barbados Government International Bond	7.000	08/04/22	1,327,500
1,125,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,088,437
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Brazilian Government International Bond	4.250%	01/07/25	$967,500
170,000		Brazilian Government International Bond	7.125	01/20/37	203,787
970,000		Brazilian Government International Bond	5.625	01/07/41	982,610
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	1,001,410
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	995,640
875,000		Colombia Government International Bond	4.375	07/12/21	910,000
2,575,000		Colombia Government International Bond	2.625	03/15/23	2,317,500
850,000		Colombia Government International Bond	4.000	02/26/24	841,500
950,000	g	Croatia Government International Bond	6.250	04/27/17	1,020,062
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,077,500
550,000	g	Dominican Republic International Bond	5.875	04/18/24	545,875
395,000		European Investment Bank	4.875	02/15/36	454,080
3,325,000		Export-Import Bank of Korea	1.250	11/20/15	3,344,860
580,000		Export-Import Bank of Korea	3.750	10/20/16	617,292
300,000		Federative Republic of Brazil	6.000	01/17/17	333,300
230,000		Hungary Government International Bond	4.000	03/25/19	228,390
1,130,000		Hungary Government International Bond	5.750	11/22/23	1,166,725
250,000		Hungary Government International Bond	5.375	03/25/24	250,500
845,000		Italy Government International Bond	5.375	06/12/17	926,154
355,000		Italy Government International Bond	6.875	09/27/23	430,509
1,160,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	1,153,655
3,000,000	g,i	Kommunalbanken AS.	0.415	02/20/18	2,996,550
1,000,000		Korea Development Bank	1.500	01/22/18	978,476
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,284,367
3,325,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,208,429
19,270,000		Mexican Bonos	8.000	12/07/23	1,670,404
500,000		Mexico Government International Bond	6.750	09/27/34	610,000
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,137,500
500,000		Mexico Government International Bond	4.750	03/08/44	475,000
800,000	g	Namibia International Bonds	5.500	11/03/21	838,000
1,825,000		Panama Government International Bond	5.200	01/30/20	2,020,275
100,000		Peruvian Government International Bond	7.125	03/30/19	120,625
450,000		Peruvian Government International Bond	7.350	07/21/25	578,813
1,250,000		Philippine Government International Bond	4.200	01/21/24	1,290,625
1,833,000		Poland Government International Bond	5.125	04/21/21	2,024,090
1,000,000		Poland Government International Bond	3.000	03/17/23	935,000
620,000		Province of Quebec Canada	7.500	09/15/29	858,229
1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,029,100
925,000		Republic of Korea	5.750	04/16/14	926,156
1,000,000	g	Republic of Serbia	5.250	11/21/17	1,037,500
860,000	g	Republic of Serbia	7.250	09/28/21	963,286
700,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	732,200
900,000		Republic of Turkey	6.000	01/14/41	884,250
500,000	g	Romanian Government International Bond	6.750	02/07/22	582,500
575,000	g	Romanian Government International Bond	4.375	08/22/23	564,219
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	764,063
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	763,125
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	832,000
875,000	g	Slovenia Government International Bond	4.125	02/18/19	904,750
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,276,050
1,675,000		South Africa Government International Bond	5.875	09/16/25	1,800,625
8,500,000		Spain Government Bond	3.750	10/31/18	12,751,979
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Sri Lanka Government International Bond	6.250%	07/27/21	$2,082,500
1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,361,039
1,100,000		Turkey Government International Bond	6.750	04/03/18	1,212,200
975,000		Turkey Government International Bond	5.750	03/22/24	1,008,638
1,032,000		United Mexican States	5.125	01/15/20	1,148,100
891,000		Uruguay Government International Bond	4.500	08/14/24	913,275
		TOTAL FOREIGN GOVERNMENT BONDS			76,748,724

MORTGAGE BACKED - 20.2%
284,045	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	302,154
159,912	i	FHLMC	2.561	07/01/36	170,878
514,806	i	FHLMC	2.255	09/01/36	553,489
303,429	i	FHLMC	2.366	09/01/36	326,082
391,167	i	FHLMC	2.420	09/01/36	417,599
765,709	i	FHLMC	2.486	03/01/37	812,724
424,509	i	FHLMC	6.010	04/01/37	449,631
58,191	i	FHLMC	6.080	05/01/37	60,408
95,609	i	FHLMC	2.500	06/01/37	101,981
401,195	i	FHLMC	2.616	08/01/37	425,769
507,763	i	FHLMC	1.702	09/01/37	533,352
5,001		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	5,019
508		FGLMC	7.500	05/01/16	521
381		FGLMC	7.500	06/01/16	386
407,036		FGLMC	4.500	01/01/19	430,539
131,719		FGLMC	4.500	01/01/20	139,329
231,372		FGLMC	5.000	05/01/20	247,605
55,331		FGLMC	4.500	07/01/20	59,112
10,432		FGLMC	7.000	10/01/20	11,238
652,362		FGLMC	4.500	06/01/21	691,422
1,178,045		FGLMC	4.500	06/01/21	1,248,787
474,849		FGLMC	4.000	07/01/24	502,834
156,153		FGLMC	4.500	09/01/24	167,142
449		FGLMC	6.500	10/01/28	503
10,208		FGLMC	6.500	01/01/29	11,446
2,930		FGLMC	6.500	03/01/29	3,335
32,682		FGLMC	6.500	07/01/29	36,626
1,589		FGLMC	8.000	01/01/31	1,819
17,631		FGLMC	6.500	09/01/31	19,827
38,373		FGLMC	8.000	09/01/31	44,229
238,191		FGLMC	7.000	12/01/31	269,851
261,598		FGLMC	4.500	07/01/33	279,719
779,137		FGLMC	5.000	09/01/33	859,986
309,649		FGLMC	5.500	09/01/33	345,295
365,659		FGLMC	5.500	09/01/33	407,776
487,830		FGLMC	5.500	10/01/33	544,055
741,710		FGLMC	5.500	12/01/33	822,589
1,549,454		FGLMC	7.000	12/01/33	1,770,551
395,684		FGLMC	5.000	01/01/34	431,528
607,631		FGLMC	4.500	04/01/35	649,265
561,671		FGLMC	7.000	05/01/35	641,737
114,990		FGLMC	5.000	02/01/36	125,014
9,165		FGLMC	6.500	05/01/36	10,264
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,709,115		FGLMC	4.000%	12/15/37	$1,794,037
499,139		FGLMC	5.000	04/01/38	544,910
447,761		FGLMC	5.000	07/01/39	486,312
3,680,828		FGLMC	4.500	11/01/40	3,964,734
4,245,270		FGLMC	4.500	12/01/40	4,564,256
10,000,000	h	FGLMC	3.500	04/15/44	10,048,438
6,000,000	h	FGLMC	4.000	05/15/44	6,202,734
1,000,000	h	FGLMC	4.500	05/15/44	1,062,344
3,321,770		Federal National Mortgage Association (FNMA)	4.640	11/01/14	3,341,376
4,560		FNMA	6.500	10/01/16	4,716
46,460		FNMA	6.500	11/01/16	48,454
28,983		FNMA	6.500	04/01/17	30,670
436,378		FNMA	5.500	04/01/18	467,214
463,761		FNMA	5.000	11/01/18	496,011
25,208		FNMA	6.000	01/01/19	28,031
68,338		FNMA	4.500	11/01/20	72,433
110,184		FNMA	5.500	08/01/21	119,828
100,675		FNMA	4.500	06/01/23	106,713
259,756		FNMA	5.000	07/01/23	279,811
92,530		FNMA	5.000	11/01/23	100,767
86,293		FNMA	5.500	02/01/24	95,133
104,343		FNMA	4.000	05/01/24	110,473
47,718		FNMA	5.500	07/01/24	52,626
908		FNMA	8.000	07/01/24	1,050
123,533		FNMA	4.500	08/01/24	130,989
1,088,614		FNMA	4.000	09/01/24	1,152,753
505,961		FNMA	5.000	03/01/25	551,114
1,097,017		FNMA	5.000	10/01/25	1,194,524
810,189		FNMA	3.000	05/01/27	833,804
724		FNMA	7.500	01/01/29	824
1,374		FNMA	6.500	04/01/29	1,545
5,000,000	h	FNMA	2.500	04/25/29	4,996,094
12,000,000	h	FNMA	3.000	04/25/29	12,326,250
11,000,000	h	FNMA	3.500	04/25/29	11,532,812
11,000,000	h	FNMA	4.000	04/25/29	11,630,352
4,000,000	h	FNMA	2.500	05/25/29	3,986,250
11,000,000	h	FNMA	3.000	05/25/29	11,268,125
9,000,000	h	FNMA	2.500	06/25/29	8,942,344
11,402		FNMA	7.500	07/01/29	11,856
568		FNMA	7.500	02/01/31	601
3,380		FNMA	7.500	03/01/31	4,032
2,578		FNMA	7.500	05/01/31	2,810
1,162		FNMA	6.500	09/01/31	1,304
16,181		FNMA	6.500	11/01/31	18,304
283,104		FNMA	6.500	07/01/32	320,034
237,764		FNMA	4.500	03/25/33	247,464
5,928,966		FNMA	4.000	01/01/34	6,236,918
120,199		FNMA	3.500	03/25/34	119,062
46,448		FNMA	6.000	11/01/34	51,747
10,521		FNMA	7.500	06/01/35	11,497
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$42,563		FNMA	5.000%	11/01/35	$46,131
357,657	i	FNMA	2.261	02/01/36	382,224
158,342		FNMA	5.000	02/01/36	169,435
302,916	i	FNMA	2.379	07/01/36	326,754
320,920		FNMA	6.000	09/01/37	359,146
959,993	i	FNMA	2.400	10/01/37	1,027,507
187,543	i	FNMA	2.023	10/01/38	199,959
3,975,241		FNMA	4.000	02/01/39	4,131,114
1,310,035		FNMA	5.500	08/01/39	1,449,385
3,242,509		FNMA	4.500	03/01/40	3,477,908
48,417		FNMA	6.000	10/01/40	54,075
1,010,669	h	FNMA	3.500	03/01/41	1,017,507
323,215	h	FNMA	3.500	11/01/41	325,402
278,733	h	FNMA	3.500	11/01/41	280,638
965,931		FNMA	4.000	12/01/41	1,007,910
10,435,388		FNMA	3.500	02/01/42	10,517,833
5,982,321		FNMA	3.500	07/01/42	6,026,079
9,967,192		FNMA	3.500	09/01/42	10,046,305
400,616	h	FNMA	3.000	10/01/42	387,172
3,703,968		FNMA	3.500	10/01/42	3,729,025
17,398,026		FNMA	3.500	11/01/42	17,536,081
9,484,387		FNMA	3.500	11/01/42	9,553,782
96,648		FNMA	3.500	12/01/42	96,333
5,396,368		FNMA	3.000	01/01/43	5,215,267
478,054		FNMA	3.000	01/01/43	457,774
2,469,060		FNMA	3.000	01/01/43	2,386,199
400,348	h	FNMA	3.500	01/01/43	403,057
946,985		FNMA	3.000	02/01/43	916,065
6,899,654		FNMA	3.000	02/01/43	6,668,103
3,208,681		FNMA	3.000	02/01/43	3,101,020
626,731		FNMA	3.500	02/01/43	632,098
403,339		FNMA	3.500	02/01/43	402,022
514,618		FNMA	3.500	03/01/43	512,938
159,452		FNMA	3.500	05/01/43	160,807
97,846		FNMA	3.500	05/01/43	98,677
94,385		FNMA	3.500	05/01/43	95,188
418,889		FNMA	3.500	06/01/43	422,449
587,773		FNMA	3.500	06/01/43	585,865
217,884		FNMA	3.500	06/01/43	219,738
161,004		FNMA	3.500	06/01/43	160,482
158,599		FNMA	3.500	06/01/43	159,945
95,357		FNMA	3.500	06/01/43	96,168
973,934		FNMA	3.500	06/01/43	970,773
78,261		FNMA	3.500	06/01/43	78,927
202,076		FNMA	3.500	06/01/43	203,797
277,472		FNMA	3.500	07/01/43	279,835
576,880		FNMA	3.500	07/01/43	581,787
980,611		FNMA	3.500	07/01/43	977,434
90,014		FNMA	3.500	08/01/43	89,721
7,583,924		FNMA	4.000	09/01/43	7,918,376
9,033,724		FNMA	4.000	09/01/43	9,423,761
17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,289,890		FNMA	4.000%	09/01/43	$4,479,874
387,795		FNMA	3.500	10/01/43	386,534
524,463		FNMA	3.500	11/01/43	522,760
1,526,267		FNMA	4.000	12/01/43	1,594,007
1,531,380		FNMA	4.000	12/01/43	1,599,283
238,881		FNMA	3.500	01/01/44	238,102
4,000,000	h	FNMA	3.500	04/25/44	4,023,750
21,000,000	h	FNMA	4.000	04/25/44	21,826,875
12,000,000	h	FNMA	4.500	04/25/44	12,800,626
3,000,000	h	FNMA	5.000	04/25/44	3,270,703
9,000,000	h	FNMA	5.500	04/25/44	9,938,320
8,000,000	h	FNMA	3.500	05/25/44	8,020,000
11,000,000	h	FNMA	4.000	05/25/44	11,393,594
20,000,000	h	FNMA	4.500	05/25/44	21,262,501
15,000,000	h	FNMA	5.000	05/25/44	16,313,672
6,000,000	h	FNMA	5.500	05/25/44	6,617,109
1,248,784		Government National Mortgage Assocaition (GNMA)	5.000	02/20/44	1,367,245
140		GNMA	7.000	01/15/28	158
1,777		GNMA	7.000	02/15/28	1,834
625		GNMA	7.000	06/15/28	648
1,219		GNMA	7.000	06/15/28	1,358
7,003		GNMA	6.500	09/15/28	7,897
3,292		GNMA	6.500	09/15/28	3,712
9,485		GNMA	6.500	11/15/28	10,692
3,229		GNMA	7.500	11/15/28	3,655
586		GNMA	8.500	07/15/30	597
18,026		GNMA	8.500	10/15/30	19,554
12,377		GNMA	8.500	10/20/30	14,676
1,384		GNMA	8.500	12/15/30	1,631
2,362		GNMA	7.000	06/20/31	2,796
2,022		GNMA	6.500	07/15/31	2,278
4,160		GNMA	7.000	07/15/31	4,650
6,693		GNMA	7.000	07/15/31	7,286
915		GNMA	6.500	03/15/33	1,032
163,817		GNMA	5.500	07/15/33	183,217
578,088		GNMA	5.500	09/15/33	651,493
160,877		GNMA	5.500	02/20/35	179,647
996,669		GNMA	5.500	05/20/35	1,114,833
327,160		GNMA	5.500	02/20/36	362,812
54,948		GNMA	6.000	10/20/36	62,272
58,408		GNMA	6.000	01/20/37	66,196
188,557		GNMA	6.000	02/20/37	213,607
60,211		GNMA	5.500	07/15/38	66,680
401,744		GNMA	5.500	07/20/38	443,955
155,347		GNMA	6.000	08/20/38	176,061
179,919		GNMA	6.500	11/20/38	203,431
1,163,416		GNMA	5.000	06/15/39	1,283,249
1,091,578		GNMA	4.500	07/20/39	1,179,928
1,355,582		GNMA	5.000	09/20/43	1,483,000
2,518,577		GNMA	6.500	01/15/44	2,634,248
1,076,151		GNMA	5.000	03/20/44	1,179,716
6,000,000	h	GNMA	3.000	04/15/44	5,899,687
18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$28,000,000	h	GNMA	3.500%	04/15/44	$28,564,374
3,000,000	h	GNMA	4.000	04/15/44	3,150,937
14,000,000	h	GNMA	4.500	04/15/44	15,089,375
6,000,000	h	GNMA	6.000	04/15/44	6,711,797
6,000,000	h	GNMA	3.500	04/20/44	6,122,812
22,000,000	h	GNMA	4.000	04/20/44	23,117,186
4,000,000	h	GNMA	4.500	04/20/44	4,311,875
		TOTAL MORTGAGE BACKED			470,087,671

MUNICIPAL BONDS - 3.5%
440,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	454,115
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	3,990,889
25,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	25,250,000
11,000,000		New York State Urban Development Corp	1.350	03/15/18	10,825,540
7,985,000		State of Illinois	4.875	07/01/16	8,544,429
3,000,000		State of Illinois	4.833	02/01/17	3,212,760
12,000,000		State of Illinois	4.350	06/01/18	12,677,400
1,845,000		State of Illinois	4.700	01/01/21	1,923,173
2,560,000		State of Illinois	3.860	04/01/21	2,528,051
3,030,000		State of Illinois	4.110	04/01/22	2,966,279
2,195,000		State of Illinois	4.310	04/01/23	2,194,429
3,470,000		State of Illinois	4.760	04/01/26	3,469,653
1,763,000		State Public School Building Authority	5.000	09/15/27	1,909,311
1,000,000		University of Massachusetts Building Authority	0.430	11/01/14	998,620
		TOTAL MUNICIPAL BONDS			80,944,649

U.S. TREASURY SECURITIES - 12.6%
76,000		United States Treasury Bond	4.500	02/15/36	89,205
11,485,000		United States Treasury Bond	2.875	05/15/43	10,024,246
2,705,000		United States Treasury Bond	3.750	11/15/43	2,800,519
2,500,000		United States Treasury Bond	3.625	02/15/44	2,528,905
530,000		United States Treasury Note	0.250	02/28/15	530,539
2,116,000		United States Treasury Note	0.250	05/31/15	2,118,232
1,500,000		United States Treasury Note	0.375	08/31/15	1,503,692
6,127,000	d,l	United States Treasury Note	0.375	11/15/15	6,136,331
1,550,000		United States Treasury Note	0.375	03/15/16	1,548,910
3,115,000		United States Treasury Note	0.625	02/15/17	3,095,288
8,400,000		United States Treasury Note	0.750	03/15/17	8,368,500
5,440,000		United States Treasury Note	0.875	01/31/18	5,351,600
38,758,700		United States Treasury Note	1.500	08/31/18	38,686,027
55,539,900		United States Treasury Note	1.375	09/30/18	55,040,930
50,688,900		United States Treasury Note	1.500	02/28/19	50,182,011
1,430,000		United States Treasury Note	1.625	03/31/19	1,422,738
9,500,000		United States Treasury Note	2.000	09/30/20	9,387,188
44,000		United States Treasury Note	2.625	11/15/20	45,134
30,000,000		United States Treasury Note	2.375	12/31/20	30,234,360
310,000		United States Treasury Note	2.125	01/31/21	306,973
19,475,000		United States Treasury Note	2.000	02/28/21	19,105,287
43,352,000		United States Treasury Note	2.750	02/15/24	43,446,854
		TOTAL U.S. TREASURY SECURITIES			291,953,469

		TOTAL GOVERNMENT BONDS			929,302,115
		(Cost $926,581,377)
19

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 16.7%

ASSET BACKED - 8.5%
$2,475,000	g	Ally Master Owner Trust	4.590%	04/15/17	$2,545,394
		Series - 2010 2 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,200,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	1,282,301
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,965,955
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,073,985
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,992,550
		Series - 2012 3A (Class B)
352,695	i	Bear Stearns Asset Backed Securities Trust	0.894	11/25/39	346,740
		Series - 2005 SD3 (Class 2A1)
11,712,970	g,m	Capital Automotive REIT	4.700	07/15/42	11,812,062
		Series - 2012 1A (Class A)
2,639,862	i,m	CCR, Inc	0.599	07/10/17	2,555,716
		Series - 2010 CX (Class C)
294,178	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	293,284
		Series - 2002 1 (Class AF6)
149,013	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	149,821
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	7,121,619
		Series - 2011 LC1A (Class C)
23,008,400	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	24,612,546
		Series - 2012 1A (Class A2)
213,271	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	213,116
		Series - 2007 1A (Class AF3)
11,440,000		Ford Credit Auto Owner Trust	2.930	10/15/18	11,842,242
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	8,013,252
		Series - 2012 C (Class D)
9,000,000		Ford Credit Auto Owner Trust	1.860	08/15/19	8,920,377
		Series - 2013 A (Class D)
5,900,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	6,012,731
		Series - 2011 1A (Class B1)
9,285,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	9,592,538
		Series - 0 2A (Class B2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,007,730
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,136,756
		Series - 2011 1A (Class B2)
10,000,000	g	Hertz Vehicle Financing LLC	2.480	08/25/19	9,893,610
		Series - 2013 1A (Class B2)
1,247,426	i	Lehman XS Trust	0.404	02/25/36	1,127,744
		Series - 2006 1 (Class 1A1)
2,646,480		Lehman XS Trust	6.500	06/25/46	2,075,396
		Series - 2006 13 (Class 2A1)
20

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$56,577	i	Long Beach Mortgage Loan Trust	0.904%	02/25/35	$56,421
		Series - 2005 1 (Class M1)
1,000,000	g,i	Longpoint Re Ltd	4.015	05/18/16	1,019,000
		Series - 2013 144A (Class )
274,668	i	Park Place Securities, Inc	1.099	09/25/34	273,113
		Series - 2004 WHQ1 (Class M1)
1,849,386	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.674	01/25/36	1,838,295
		Series - 2005 WCH1 (Class M2)
1,000,000	g	Rental Car Finance Corp	4.380	02/25/16	1,016,716
		Series - 2011 1A (Class B1)
58,350	i	Residential Asset Securities Corp	6.489	10/25/30	58,416
		Series - 2001 KS2 (Class AI6)
204,856	i	Residential Asset Securities Corp	0.584	04/25/35	203,022
		Series - 2005 KS3 (Class M3)
539,250		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	547,138
		Series - 2006 HI5 (Class A3)
217,221		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	218,110
		Series - 2006 HI3 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	194,072
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.015	05/05/17	3,036,300
		Series - 2013 144A (Class )
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,640,132
		Series - 2012 2 (Class D)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,004,531
		Series - 2013 1 (Class D)
565,131	i	Securitized Asset Backed Receivables LLC	0.454	10/25/35	552,307
		Series - 2006 OP1 (Class A2C)
1,048,005	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	1,078,402
		Series - 2011 1A (Class A)
857,887	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	886,013
		Series - 2011 2A (Class B)
1,563,092	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,600,225
		Series - 2012 2A (Class B)
9,965,246	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	10,003,532
		Series - 2013 1A (Class A)
2,412,638	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	2,433,008
		Series - 2013 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,048,072
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,550,831
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,598,381
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,444,519
		Series - 2012 A (Class A2)
495,514	i	Soundview Home Equity Loan Trust	0.454	11/25/35	489,190
		Series - 2005 OPT3 (Class A4)
105,891	i	Structured Asset Investment Loan Trust	0.754	05/25/35	105,858
		Series - 2005 4 (Class M1)
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,645,149	g,i	Structured Asset Securities Corp	0.374%	10/25/36	$2,560,020
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.765	01/09/17	5,950,220
		Series - 2013 IV B (Class )
229,087	g,i	Wachovia Loan Trust	0.514	05/25/35	215,810
		Series - 2005 SD1 (Class A)
215,864	i	Wells Fargo Home Equity Trust	0.294	07/25/36	213,822
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			209,422,942

OTHER MORTGAGE BACKED - 8.2%
5,317,167	g	7 WTC Depositor LLC Trust	4.082	03/13/31	5,548,522
		Series - 2012 7WTC (Class A)
2,886,938	i	American Home Mortgage Investment Trust 2004-3	1.837	10/25/34	2,843,920
		Series - 2004 3 (Class 4A)
500,000	i	Banc of America Commercial Mortgage Trust	5.813	02/10/51	554,993
		Series - 2007 4 (Class AM)
1,125,000	i	Banc of America Commercial Mortgage Trust	5.813	02/10/51	1,154,868
		Series - 2007 4 (Class AJ)
1,495,000	i	Bear Stearns Commercial Mortgage Securities	5.958	09/11/42	1,628,855
		Series - 2007 T28 (Class AJ)
12,495,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	13,050,765
		Series - 2007 PW15 (Class AM)
4,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	4,756,906
		Series - 2007 C3 (Class AJ)
479,940		Countrywide Alternative Loan Trust	5.500	08/25/16	496,752
		Series - 2004 30CB (Class 1A15)
236,664		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	236,521
		Series - 2005 6 (Class 1A10)
19,182		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	19,160
		Series - 2005 12 (Class 1A5)
7,100,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	7,276,840
		Series - 2005 C3 (Class AJ)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,745,749
		Series - 2005 C5 (Class C)
371,387	g,i	Credit Suisse Mortgage Capital Certificates	0.335	04/15/22	368,194
		Series - 2007 TF2A (Class A1)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,752,237
		Series - 2006 OMA (Class D)
29,705,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	31,965,551
		Series - 2006 C4 (Class AM)
820,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	855,047
		Series - 2009 RR1 (Class A3C)
7,405,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	11/15/39	7,683,813
		Series - 2010 3748 (Class D)
841,496	i	HarborView Mortgage Loan Trust	0.376	07/19/47	715,738
		Series - 2007 4 (Class 2A1)
653,200	i	Impac CMB Trust	0.814	03/25/35	595,926
		Series - 2004 11 (Class 2A1)
13,475,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.884	02/15/51	14,546,114
		Series - 2007 C1 (Class AM)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	775,461
		Series - 2005 LDP2 (Class C)
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,535,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192%	02/15/51	$5,058,733
		Series - 2007 LD12 (Class AM)
2,055,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	2,235,154
		Series - 2006 C7 (Class AM)
7,273,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	7,728,166
		Series - 2007 C2 (Class AM)
4,845,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	5,067,608
		Series - 2005 C5 (Class AJ)
580,000	i	Merrill Lynch Mortgage Trust	6.326	02/12/51	631,106
		Series - 0 C1 (Class AJA)
1,790,000	g,i	Morgan Stanley Capital I	5.811	08/12/41	1,870,724
		Series - 2006 T23 (Class B)
1,821,000	i	Morgan Stanley Capital I	5.832	07/12/44	1,932,112
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I	5.842	07/12/44	3,300,035
		Series - 2006 HQ9 (Class C)
690,263		Residential Accredit Loans, Inc	4.350	03/25/34	714,792
		Series - 2004 QS4 (Class A1)
1,279,542	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,305,406
		Series - 2012 1A (Class A)
619,020	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	627,530
		Series - 0 2A (Class A)
30,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	32,727,362
		Series - 2007 C30 (Class AM)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	254,529
		Series - 2007 C34 (Class AM)
16,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.933	05/15/46	16,842,343
		Series - 2007 C34 (Class AJ)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,853,797
		Series - 2007 C31 (Class AM)
1,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,180,192
		Series - 2007 C32 (Class B)
2,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,172,394
		Series - 2007 C32 (Class AJ)
1,450,440	i	WaMu Mortgage Pass-Through Certificates	0.504	12/25/45	1,319,818
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			189,393,733

		TOTAL STRUCTURED ASSETS			398,816,675
		(Cost $392,669,236)

		TOTAL BONDS			2,182,522,510
		(Cost $2,154,181,775)

SHORT-TERM INVESTMENTS - 18.0%

GOVERNMENT AGENCY DEBT - 1.2%
8,200,000		Federal Home Loan Bank (FHLB)	0.090	08/13/14	8,198,475
20,500,000		Federal National Mortgage Association (FNMA)	0.088	08/25/14	20,495,838
		TOTAL GOVERNMENT AGENCY DEBT			28,694,313
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 16.8%
$6,200,000	d	United States Treasury Bill	0.047-0.050%	04/17/14	$6,199,865
36,700,000		United States Treasury Bill	0.045-0.056	04/24/14	36,698,919
16,000,000	d	United States Treasury Bill	0.070	05/01/14	15,999,067
10,000,000		United States Treasury Bill	0.045	05/08/14	9,999,538
35,600,000		United States Treasury Bill	0.050	06/26/14	35,597,010
10,000,000		United States Treasury Bill	0.061	07/10/14	9,998,890
11,300,000		United States Treasury Bill	0.060	07/17/14	11,298,576
53,100,000	d	United States Treasury Bill	0.063-0.108	07/24/14	53,092,831
87,000,000		United States Treasury Bill	0.050	08/14/14	86,980,425
98,000,000	d	United States Treasury Bill	0.106	08/21/14	97,977,754
14,000,000	d	United States Treasury Bill	0.073	11/13/14	13,994,064
12,200,000	d	United States Treasury Note	1.250	04/15/14	12,205,613
		TOTAL TREASURY DEBT			390,042,552

		TOTAL SHORT-TERM INVESTMENTS			418,736,865
		(Cost $418,709,579)

		TOTAL INVESTMENTS - 112.0%			2,605,614,713
		(Cost $2,577,257,804)
		OTHER ASSETS & LIABILITIES, NET - (12.0)%			(280,520,128)
		NET ASSETS - 100.0%			$2,325,094,585

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities, including those in “Other,” was $364,885,281 or 15.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
24

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.3%

CORPORATE BONDS - 24.7%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$52,686
500,000	Delphi Corp	5.000	02/15/23	530,000
100,000	Delphi Corp	4.150	03/15/24	99,879
500,000	Ford Motor Co	7.450	07/16/31	641,560
650,000	Ford Motor Co	4.750	01/15/43	628,566
400,000	Honeywell International, Inc	5.400	03/15/16	436,591
300,000	Honeywell International, Inc	5.300	03/01/18	340,920
400,000	Honeywell International, Inc	5.000	02/15/19	452,764
500,000	Honeywell International, Inc	3.350	12/01/23	499,802
282,000	Honeywell International, Inc	5.700	03/15/37	336,635
210,000	Johnson Controls, Inc	5.500	01/15/16	226,931
150,000	Johnson Controls, Inc	2.600	12/01/16	154,764
160,000	Johnson Controls, Inc	4.250	03/01/21	171,422
270,000	Johnson Controls, Inc	6.000	01/15/36	311,215
	TOTAL AUTOMOBILES & COMPONENTS			4,883,735

BANKS - 2.7%
200,000	Australia & New Zealand Banking Group Ltd	0.900	02/12/16	200,811
500,000	Australia & New Zealand Banking Group Ltd	1.250	01/10/17	501,236
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	252,602
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	487,755
500,000	Banco do Brasil S.A.	3.875	01/23/17	516,250
200,000	Banco do Brasil S.A.	3.875	10/10/22	186,000
100,000	Bancolombia S.A.	4.250	01/12/16	104,250
200,000	Bancolombia S.A.	5.950	06/03/21	213,500
400,000	Bank of Montreal	0.800	11/06/15	401,392
500,000	Bank of Montreal	1.300	07/15/16	504,167
450,000	Bank of Montreal	2.500	01/11/17	466,039
200,000	Bank of Montreal	1.400	09/11/17	199,006
400,000	Bank of Montreal	1.450	04/09/18	394,269
300,000	Bank of Montreal	2.375	01/25/19	301,403
400,000	Bank of Montreal	2.550	11/06/22	377,296
100,000	Bank of Nova Scotia	2.050	10/07/15	102,193
200,000	Bank of Nova Scotia	0.750	10/09/15	200,543
500,000	Bank of Nova Scotia	2.900	03/29/16	520,676
750,000	Bank of Nova Scotia	1.375	07/15/16	757,519
300,000	Bank of Nova Scotia	1.100	12/13/16	301,273
150,000	Bank of Nova Scotia	2.550	01/12/17	155,597
400,000	Bank of Nova Scotia	1.375	12/18/17	395,930
350,000	Bank of Nova Scotia	1.450	04/25/18	343,177
500,000	Bank of Nova Scotia	2.050	10/30/18	498,229
200,000	Bank of Nova Scotia	4.375	01/13/21	219,908
25

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	1.200%	03/10/17	$997,732
500,000		BB&T Corp	5.200	12/23/15	535,849
100,000		BB&T Corp	3.200	03/15/16	104,368
200,000		BB&T Corp	2.150	03/22/17	204,636
70,000		BB&T Corp	4.900	06/30/17	76,619
150,000		BB&T Corp	1.600	08/15/17	150,436
200,000		BB&T Corp	2.050	06/19/18	200,066
500,000		BB&T Corp	2.250	02/01/19	499,731
400,000		BB&T Corp	6.850	04/30/19	483,468
200,000		BB&T Corp	3.950	03/22/22	205,818
150,000		BBVA US Senior SAU	3.250	05/16/14	150,484
500,000		BBVA US Senior SAU	4.664	10/09/15	525,100
300,000		BPCE S.A.	1.700	04/25/16	302,310
500,000		BPCE S.A.	1.625	02/10/17	499,307
250,000		BPCE S.A.	2.500	12/10/18	251,191
200,000		Branch Banking & Trust Co	1.450	10/03/16	202,255
300,000		Branch Banking & Trust Co	1.050	12/01/16	300,151
200,000		Branch Banking & Trust Co	1.000	04/03/17	198,363
300,000		Branch Banking & Trust Co	2.850	04/01/21	295,782
400,000		Canadian Imperial Bank of Commerce	0.900	10/01/15	402,498
425,000		Canadian Imperial Bank of Commerce	2.350	12/11/15	437,355
300,000		Canadian Imperial Bank of Commerce	1.550	01/23/18	296,797
125,000		Capital One Bank USA NA	1.150	11/21/16	124,935
300,000		Capital One Bank USA NA	1.200	02/13/17	298,917
250,000		Capital One Bank USA NA	1.500	03/22/18	244,769
400,000		Capital One Bank USA NA	2.150	11/21/18	396,824
300,000		Capital One Bank USA NA	2.250	02/13/19	297,786
972,000		Capital One Bank USA NA	3.375	02/15/23	945,808
300,000		Citigroup, Inc	2.250	08/07/15	305,479
800,000		Citigroup, Inc	4.950	11/07/43	812,964
235,000		Citigroup, Inc	5.500	10/15/14	241,193
500,000		Citigroup, Inc	1.250	01/15/16	501,759
500,000		Citigroup, Inc	1.300	04/01/16	501,868
1,750,000		Citigroup, Inc	3.953	06/15/16	1,854,268
1,000,000		Citigroup, Inc	1.700	07/25/16	1,011,356
500,000		Citigroup, Inc	1.300	11/15/16	499,741
200,000		Citigroup, Inc	4.450	01/10/17	216,005
500,000		Citigroup, Inc	1.350	03/10/17	497,583
11,000		Citigroup, Inc	6.000	08/15/17	12,468
915,000		Citigroup, Inc	6.125	11/21/17	1,047,689
750,000		Citigroup, Inc	1.750	05/01/18	736,857
407,000		Citigroup, Inc	6.125	05/15/18	467,775
300,000		Citigroup, Inc	2.500	09/26/18	301,629
2,810,000		Citigroup, Inc	5.375	08/09/20	3,161,747
2,700,000		Citigroup, Inc	4.500	01/14/22	2,860,785
1,675,000		Citigroup, Inc	4.050	07/30/22	1,681,465
870,000		Citigroup, Inc	3.375	03/01/23	841,329
600,000		Citigroup, Inc	3.500	05/15/23	566,070
1,000,000		Citigroup, Inc	3.875	10/25/23	992,923
400,000		Citigroup, Inc	5.500	09/13/25	426,079
200,000		Citigroup, Inc	5.875	01/30/42	229,564
225,000		Citigroup, Inc	6.675	09/13/43	263,475
26

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Comerica Bank	5.750%	11/21/16	$279,394
50,000		Comerica Bank	5.200	08/22/17	55,509
400,000		Commonwealth Bank of Australia	1.950	03/16/15	405,851
250,000		Commonwealth Bank of Australia	1.250	09/18/15	252,611
750,000		Commonwealth Bank of Australia	1.125	03/13/17	747,107
250,000		Commonwealth Bank of Australia	1.900	09/18/17	253,282
600,000		Commonwealth Bank of Australia	2.500	09/20/18	608,852
750,000		Commonwealth Bank of Australia	2.250	03/13/19	746,461
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	424,074
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	272,790
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	498,607
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,553,436
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	372,438
425,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	437,348
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	436,511
200,000		Corpbanca S.A.	3.125	01/15/18	196,096
900,000		Deutsche Bank AG	3.450	03/30/15	925,838
500,000	i	Deutsche Bank AG	4.296	05/24/28	471,123
400,000		Deutsche Bank AG.	1.400	02/13/17	400,011
1,000,000		Deutsche Bank AG.	2.500	02/13/19	1,003,107
400,000		Discover Bank	2.000	02/21/18	398,194
215,000		Discover Bank	7.000	04/15/20	253,665
400,000		Discover Bank	4.200	08/08/23	410,115
200,000		Discover Bank	4.250	03/13/26	200,472
450,000		Fifth Third Bancorp	3.625	01/25/16	472,141
300,000		Fifth Third Bancorp	2.300	03/01/19	297,905
200,000		Fifth Third Bancorp	3.500	03/15/22	200,761
500,000		Fifth Third Bancorp	4.300	01/16/24	506,907
140,000		Fifth Third Bancorp	8.250	03/01/38	197,159
250,000		Fifth Third Bank	4.750	02/01/15	258,382
500,000		Fifth Third Bank	1.150	11/18/16	501,548
500,000		Fifth Third Bank	1.450	02/28/18	491,544
100,000		First Horizon National Corp	5.375	12/15/15	106,391
200,000		First Niagara Financial Group, Inc	7.250	12/15/21	228,937
100,000		FirstMerit Corp	4.350	02/04/23	102,098
750,000		HSBC Bank USA NA	4.875	08/24/20	814,326
266,000		HSBC Bank USA NA	5.875	11/01/34	301,382
33,000		HSBC Bank USA NA	7.000	01/15/39	42,618
150,000		HSBC Holdings plc	4.875	01/14/22	164,208
1,350,000		HSBC Holdings plc	4.250	03/14/24	1,351,662
2,325,000		HSBC Holdings plc	6.500	09/15/37	2,750,810
550,000		HSBC Holdings plc	6.100	01/14/42	671,061
275,000		HSBC Holdings plc	5.250	03/14/44	278,068
700,000		HSBC USA, Inc	2.375	02/13/15	711,938
1,000,000		HSBC USA, Inc	1.625	01/16/18	991,745
750,000		HSBC USA, Inc	2.625	09/24/18	767,652
200,000		Huntington Bancshares, Inc	2.600	08/02/18	201,350
250,000		Huntington National Bank	1.350	08/02/16	251,216
200,000		Huntington National Bank	1.300	11/20/16	200,619
300,000		Huntington National Bank	2.200	04/01/19	296,328
300,000		Intesa Sanpaolo S.p.A	3.125	01/15/16	307,143
200,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	200,672
27

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$625,000		Intesa Sanpaolo S.p.A	3.875%	01/16/18	$646,873
500,000		Intesa Sanpaolo S.p.A	3.875	01/15/19	508,580
200,000		Intesa Sanpaolo S.p.A	5.250	01/12/24	205,458
634,000		JPMorgan Chase & Co	5.125	09/15/14	647,325
225,000		JPMorgan Chase & Co	3.700	01/20/15	230,664
800,000		JPMorgan Chase & Co	1.875	03/20/15	810,170
500,000		JPMorgan Chase & Co	0.800	04/23/15	501,267
1,610,000		JPMorgan Chase & Co	3.400	06/24/15	1,663,119
700,000		JPMorgan Chase & Co	5.150	10/01/15	742,875
500,000		JPMorgan Chase & Co	1.100	10/15/15	502,052
1,000,000		JPMorgan Chase & Co	1.125	02/26/16	1,003,844
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,309,035
300,000		JPMorgan Chase & Co	3.150	07/05/16	313,935
1,000,000		JPMorgan Chase & Co	1.350	02/15/17	999,188
850,000		JPMorgan Chase & Co	2.000	08/15/17	861,686
335,000		JPMorgan Chase & Co	6.000	01/15/18	384,484
400,000		JPMorgan Chase & Co	1.800	01/25/18	399,074
500,000		JPMorgan Chase & Co	1.625	05/15/18	491,036
1,000,000		JPMorgan Chase & Co	2.350	01/28/19	1,002,639
180,000		JPMorgan Chase & Co	4.950	03/25/20	200,102
700,000		JPMorgan Chase & Co	4.400	07/22/20	754,557
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,946,075
750,000		JPMorgan Chase & Co	4.625	05/10/21	817,680
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,090,197
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,078,082
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,103,037
600,000		JPMorgan Chase & Co	3.200	01/25/23	581,802
750,000		JPMorgan Chase & Co	3.375	05/01/23	709,964
1,000,000		JPMorgan Chase & Co	3.875	02/01/24	1,008,972
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,067,882
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,075,254
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	738,750
50,000		KeyBank NA	5.800	07/01/14	50,662
300,000		KeyBank NA	1.100	11/25/16	300,302
500,000		KeyBank NA	1.650	02/01/18	496,289
600,000		KeyCorp	3.750	08/13/15	623,409
400,000		KeyCorp	2.300	12/13/18	398,550
150,000		KeyCorp	5.100	03/24/21	167,430
700,000		Lloyds Bank plc	4.200	03/28/17	756,508
500,000		Lloyds Bank plc	2.300	11/27/18	499,505
300,000		Manufacturers & Traders Trust Co	1.250	01/30/17	300,412
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	195,704
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	299,159
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	290,872
250,000		National Australia Bank	2.000	03/09/15	253,951
250,000		National Australia Bank	2.750	03/09/17	260,701
250,000		National Australia Bank Ltd	1.600	08/07/15	253,443
400,000		National Australia Bank Ltd	0.900	01/20/16	401,926
300,000		National Australia Bank Ltd	1.300	07/25/16	302,462
300,000		National Australia Bank Ltd	2.300	07/25/18	302,561
200,000		National Australia Bank Ltd	3.000	01/20/23	190,223
250,000		National Bank of Canada	1.500	06/26/15	252,908
28

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		National Bank of Canada	1.450%	11/07/17	$493,609
350,000		Northern Trust Corp	2.375	08/02/22	332,123
500,000		Northern Trust Corp	3.950	10/30/25	503,023
100,000		People’s United Financial, Inc	3.650	12/06/22	97,995
200,000		PNC Bank NA	0.800	01/28/16	200,379
300,000		PNC Bank NA	1.300	10/03/16	302,072
400,000		PNC Bank NA	1.125	01/27/17	398,631
150,000		PNC Bank NA	2.200	01/28/19	149,511
750,000		PNC Bank NA	2.700	11/01/22	704,561
500,000		PNC Bank NA	2.950	01/30/23	474,711
500,000		PNC Bank NA	3.800	07/25/23	504,476
100,000		PNC Bank NA	4.200	11/01/25	102,529
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	143,023
580,000		PNC Funding Corp	5.400	06/10/14	585,440
700,000		PNC Funding Corp	2.700	09/19/16	727,558
645,000		PNC Funding Corp	5.125	02/08/20	726,029
50,000		PNC Funding Corp	4.375	08/11/20	54,126
400,000		PNC Funding Corp	3.300	03/08/22	402,633
740,000		Rabobank Nederland NV	2.125	10/13/15	757,592
500,000		Rabobank Nederland NV	4.500	01/11/21	541,033
350,000		Rabobank Nederland NV	5.250	05/24/41	377,860
71,000		Regions Financial Corp	7.750	11/10/14	73,988
350,000		Regions Financial Corp	2.000	05/15/18	343,036
500,000		Royal Bank of Canada	1.150	03/13/15	504,038
500,000		Royal Bank of Canada	0.800	10/30/15	501,722
200,000		Royal Bank of Canada	0.625	12/04/15	200,116
335,000		Royal Bank of Canada	2.625	12/15/15	346,281
300,000		Royal Bank of Canada	0.850	03/08/16	300,688
750,000		Royal Bank of Canada	1.125	07/22/16	751,817
700,000		Royal Bank of Canada	1.450	09/09/16	708,397
1,000,000		Royal Bank of Canada	1.200	01/23/17	1,000,055
500,000		Royal Bank of Canada	1.200	09/19/17	496,501
500,000		Royal Bank of Canada	2.200	07/27/18	503,252
500,000		Royal Bank of Canada	2.000	10/01/18	500,080
600,000		Royal Bank of Canada	2.150	03/15/19	596,044
1,650,000		Royal Bank of Scotland Group plc	2.550	09/18/15	1,684,995
500,000		Royal Bank of Scotland Group plc	1.875	03/31/17	500,379
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	288,163
750,000		Royal Bank of Scotland plc	6.125	01/11/21	874,907
150,000		Santander Holdings USA, Inc	3.000	09/24/15	154,473
200,000		Santander Holdings USA, Inc	3.450	08/27/18	206,924
250,000		Societe Generale S.A.	2.750	10/12/17	257,300
400,000		Societe Generale S.A.	2.625	10/01/18	403,957
250,000		Sovereign Bank	8.750	05/30/18	298,125
300,000		Sumitomo Mitsui Banking Corp	0.900	01/18/16	300,159
250,000		Sumitomo Mitsui Banking Corp	1.450	07/19/16	251,919
300,000		Sumitomo Mitsui Banking Corp	1.300	01/10/17	300,000
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	251,364
300,000		Sumitomo Mitsui Banking Corp	1.500	01/18/18	295,492
250,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	254,255
300,000		Sumitomo Mitsui Banking Corp	2.450	01/10/19	302,754
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	246,327
29

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Sumitomo Mitsui Banking Corp	3.000%	01/18/23	$289,730
300,000		Sumitomo Mitsui Banking Corp	3.950	01/10/24	307,466
500,000		SunTrust Bank	1.350	02/15/17	500,152
300,000		SunTrust Bank	7.250	03/15/18	352,329
225,000		SunTrust Bank	2.750	05/01/23	210,725
100,000		SunTrust Banks, Inc	3.600	04/15/16	105,158
150,000		SunTrust Banks, Inc	3.500	01/20/17	158,360
100,000		SunTrust Banks, Inc	6.000	09/11/17	113,911
200,000		SunTrust Banks, Inc	2.350	11/01/18	200,071
50,000		SVB Financial Group	5.375	09/15/20	55,487
200,000		Svenska Handelsbanken AB	3.125	07/12/16	209,498
300,000		Svenska Handelsbanken AB	2.875	04/04/17	312,527
500,000		Svenska Handelsbanken AB	1.625	03/21/18	493,043
300,000		Svenska Handelsbanken AB	2.500	01/25/19	302,419
300,000		Toronto-Dominion Bank	2.500	07/14/16	311,362
300,000		Toronto-Dominion Bank	1.500	09/09/16	304,467
650,000		Toronto-Dominion Bank	2.375	10/19/16	673,895
400,000		Toronto-Dominion Bank	1.400	04/30/18	393,096
600,000		Toronto-Dominion Bank	2.625	09/10/18	614,515
250,000		Union Bank NA	1.500	09/26/16	253,490
250,000		Union Bank NA	2.625	09/26/18	254,732
315,000		Union Bank of California NA	5.950	05/11/16	346,846
225,000		UnionBanCal Corp	3.500	06/18/22	227,326
300,000		US Bancorp	2.200	11/15/16	309,659
940,000		US Bancorp	1.650	05/15/17	951,470
1,000,000		US Bancorp	1.950	11/15/18	996,415
200,000		US Bancorp	2.950	07/15/22	192,361
375,000		US Bancorp	3.700	01/30/24	380,072
500,000		US Bank NA	1.100	01/30/17	500,959
250,000	i	US Bank NA	3.778	04/29/20	257,257
692,000		Wachovia Bank NA	4.800	11/01/14	709,424
150,000		Westlake Chemical Corp	3.600	07/15/22	145,238
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,502,184
500,000		Westpac Banking Corp	1.125	09/25/15	503,561
150,000		Westpac Banking Corp	3.000	12/09/15	155,917
300,000		Westpac Banking Corp	1.050	11/25/16	299,687
400,000		Westpac Banking Corp	2.000	08/14/17	406,549
750,000		Westpac Banking Corp	1.600	01/12/18	744,502
500,000		Westpac Banking Corp	2.250	07/30/18	503,048
500,000		Westpac Banking Corp	2.250	01/17/19	497,706
75,000		Westpac Banking Corp	4.875	11/19/19	83,331
		TOTAL BANKS			136,930,912

CAPITAL GOODS - 0.8%
250,000		Agilent Technologies, Inc	6.500	11/01/17	287,448
100,000		Agilent Technologies, Inc	5.000	07/15/20	109,384
100,000		Agilent Technologies, Inc	3.200	10/01/22	95,158
400,000		Agilent Technologies, Inc	3.875	07/15/23	395,390
200,000		Applied Materials, Inc	4.300	06/15/21	215,315
100,000		Applied Materials, Inc	5.850	06/15/41	113,266
200,000		Arrow Electronics, Inc	3.000	03/01/18	202,199
200,000		Arrow Electronics, Inc	5.125	03/01/21	210,398
30

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$225,000	Avnet, Inc	6.625%	09/15/16	$251,018
300,000	Avnet, Inc	4.875	12/01/22	312,912
100,000	Carlisle Cos, Inc	5.125	12/15/20	107,880
100,000	Carlisle Cos, Inc	3.750	11/15/22	97,022
250,000	Caterpillar Financial Services Corp	2.050	08/01/16	257,133
300,000	Caterpillar Financial Services Corp	1.750	03/24/17	304,113
500,000	Caterpillar Financial Services Corp	1.625	06/01/17	504,101
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	567,784
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	496,183
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	226,346
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	203,523
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,663,817
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	709,928
50,000	Caterpillar, Inc	5.700	08/15/16	55,221
150,000	Caterpillar, Inc	1.500	06/26/17	150,099
200,000	Caterpillar, Inc	3.900	05/27/21	212,634
738,000	Caterpillar, Inc	3.803	08/15/42	655,354
100,000	Crane Co	2.750	12/15/18	100,298
150,000	CRH America, Inc	4.125	01/15/16	158,044
350,000	CRH America, Inc	6.000	09/30/16	389,014
300,000	CRH America, Inc	5.750	01/15/21	338,989
200,000	Cummins, Inc	3.650	10/01/23	202,762
200,000	Cummins, Inc	4.875	10/01/43	214,585
450,000	Danaher Corp	5.625	01/15/18	512,994
200,000	Danaher Corp	3.900	06/23/21	211,578
150,000	Deere & Co	2.600	06/08/22	143,413
218,000	Deere & Co	5.375	10/16/29	253,137
650,000	Deere & Co	3.900	06/09/42	603,115
200,000	Dover Corp	4.875	10/15/15	213,030
150,000	Dover Corp	5.450	03/15/18	169,794
100,000	Dover Corp	5.375	03/01/41	112,623
600,000	Eaton Corp	1.500	11/02/17	597,112
200,000	Eaton Corp	5.600	05/15/18	225,261
1,075,000	Eaton Corp	2.750	11/02/22	1,017,630
150,000	Eaton Corp	4.000	11/02/32	145,098
250,000	Eaton Corp	4.150	11/02/42	233,481
200,000	Emerson Electric Co	5.250	11/15/39	223,445
300,000	Emerson Electric Co	5.250	10/15/18	340,220
400,000	Emerson Electric Co	4.875	10/15/19	449,212
350,000	Emerson Electric Co	2.625	02/15/23	334,448
100,000	Energizer Holdings, Inc	4.700	05/19/21	104,778
100,000	Energizer Holdings, Inc	4.700	05/24/22	102,550
150,000	Flowserve Corp	3.500	09/15/22	145,878
200,000	Flowserve Corp	4.000	11/15/23	200,396
100,000	FMC Technologies, Inc	2.000	10/01/17	99,668
100,000	FMC Technologies, Inc	3.450	10/01/22	95,554
300,000	General Dynamics Corp	2.250	07/15/16	309,752
600,000	General Dynamics Corp	2.250	11/15/22	553,314
225,000	General Dynamics Corp	3.600	11/15/42	197,989
100,000	IDEX Corp	4.500	12/15/20	104,695
200,000	IDEX Corp	4.200	12/15/21	204,828
300,000	Illinois Tool Works, Inc	0.900	02/25/17	297,880
31

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Illinois Tool Works, Inc	1.950%	03/01/19	$295,813
100,000		Illinois Tool Works, Inc	6.250	04/01/19	118,632
400,000		Illinois Tool Works, Inc	3.500	03/01/24	398,515
200,000		Illinois Tool Works, Inc	4.875	09/15/41	211,443
500,000		Illinois Tool Works, Inc	3.900	09/01/42	455,429
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	199,798
250,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	249,257
300,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	306,304
200,000	g	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	221,045
695,000		John Deere Capital Corp	2.950	03/09/15	712,080
125,000		John Deere Capital Corp	0.875	04/17/15	125,703
500,000		John Deere Capital Corp	0.750	01/22/16	502,059
100,000		John Deere Capital Corp	1.050	12/15/16	100,426
100,000		John Deere Capital Corp	2.000	01/13/17	102,320
800,000		John Deere Capital Corp	5.500	04/13/17	891,718
250,000		John Deere Capital Corp	1.200	10/10/17	249,152
500,000		John Deere Capital Corp	1.300	03/12/18	492,753
200,000		John Deere Capital Corp	1.950	12/13/18	199,093
350,000		John Deere Capital Corp	1.700	01/15/20	335,160
400,000		John Deere Capital Corp	2.800	03/04/21	396,650
200,000		John Deere Capital Corp	3.150	10/15/21	201,680
200,000		John Deere Capital Corp	2.800	01/27/23	191,297
100,000		Joy Global, Inc	5.125	10/15/21	105,758
200,000		Kennametal, Inc	2.650	11/01/19	196,008
150,000		Kennametal, Inc	3.875	02/15/22	147,998
100,000		KLA-Tencor Corp	6.900	05/01/18	117,245
100,000		Legrand France S.A.	8.500	02/15/25	132,905
400,000		Lockheed Martin Corp	7.650	05/01/16	456,434
200,000		Lockheed Martin Corp	3.350	09/15/21	203,911
350,000		Lockheed Martin Corp	4.850	09/15/41	367,710
608,000		Lockheed Martin Corp	4.070	12/15/42	570,162
300,000		Mosaic Co	4.250	11/15/23	307,751
300,000		Mosaic Co	5.450	11/15/33	324,345
100,000		Mosaic Co	4.875	11/15/41	95,174
300,000		Mosaic Co	5.625	11/15/43	322,180
250,000		Parker Hannifin Corp	3.500	09/15/22	251,374
275,000		Pentair Finance S.A.	1.350	12/01/15	276,444
225,000		Pentair Finance S.A.	2.650	12/01/19	219,643
100,000		Pentair Finance S.A.	3.150	09/15/22	95,099
500,000		Precision Castparts Corp	1.250	01/15/18	491,578
275,000		Precision Castparts Corp	2.500	01/15/23	256,248
100,000		Precision Castparts Corp	3.900	01/15/43	93,020
50,000		Raytheon Co	4.400	02/15/20	54,210
450,000		Raytheon Co	3.125	10/15/20	454,605
500,000		Raytheon Co	2.500	12/15/22	467,263
200,000		Raytheon Co	7.200	08/15/27	257,908
100,000		Raytheon Co	4.700	12/15/41	104,670
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	300,340
100,000		Rockwell Automation, Inc	6.250	12/01/37	121,886
100,000		Rockwell Collins, Inc	3.100	11/15/21	99,164
125,000		Rockwell Collins, Inc	3.700	12/15/23	126,750
125,000		Rockwell Collins, Inc	4.800	12/15/43	131,766
32

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Roper Industries, Inc	1.850%	11/15/17	$200,844
125,000	Roper Industries, Inc	2.050	10/01/18	122,929
100,000	Roper Industries, Inc	6.250	09/01/19	114,872
200,000	Roper Industries, Inc	3.125	11/15/22	188,822
750,000	Seagate HDD Cayman	7.000	11/01/21	839,063
100,000	Snap-on, Inc	4.250	01/15/18	107,470
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	252,215
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	573,324
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	107,736
250,000	Textron, Inc	5.600	12/01/17	276,677
500,000	Textron, Inc	3.650	03/01/21	501,958
200,000	Tupperware Brands Corp	4.750	06/01/21	209,663
21,000	Tyco International Finance S.A.	3.375	10/15/15	21,731
83,000	Tyco International Finance S.A.	8.500	01/15/19	102,335
500,000	United Technologies Corp	4.875	05/01/15	523,704
250,000	United Technologies Corp	1.800	06/01/17	254,178
1,400,000	United Technologies Corp	5.375	12/15/17	1,596,748
490,000	United Technologies Corp	4.500	04/15/20	537,040
825,000	United Technologies Corp	3.100	06/01/22	823,539
280,000	United Technologies Corp	5.400	05/01/35	322,144
280,000	United Technologies Corp	6.050	06/01/36	345,137
145,000	United Technologies Corp	5.700	04/15/40	173,128
1,350,000	United Technologies Corp	4.500	06/01/42	1,374,666
100,000	Valmont Industries, Inc	6.625	04/20/20	116,119
100,000	Xylem, Inc	3.550	09/20/16	105,413
300,000	Xylem, Inc	4.875	10/01/21	319,364
	TOTAL CAPITAL GOODS			42,226,886

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
200,000	21st Century Fox America, Inc	4.000	10/01/23	203,572
225,000	21st Century Fox America, Inc	5.400	10/01/43	242,229
600,000	Air Lease Corp	3.375	01/15/19	608,250
200,000	Air Lease Corp	3.875	04/01/21	200,000
500,000	Daimler Finance North America LLC	8.500	01/18/31	742,587
300,000	eBay, Inc	0.700	07/15/15	301,112
300,000	eBay, Inc	1.350	07/15/17	299,913
200,000	eBay, Inc	3.250	10/15/20	204,674
400,000	eBay, Inc	2.600	07/15/22	379,718
200,000	eBay, Inc	4.000	07/15/42	176,892
150,000	Equifax, Inc	6.300	07/01/17	170,520
200,000	Equifax, Inc	3.300	12/15/22	191,576
500,000	Howard Hughes Medical Institute	3.500	09/01/23	508,657
200,000	Leidos Holdings, Inc	5.950	12/01/40	197,453
400,000	MasterCard, Inc	2.000	04/01/19	398,272
500,000	MasterCard, Inc	3.375	04/01/24	499,184
200,000	McGraw-Hill Cos, Inc	5.900	11/15/17	221,850
300,000	Moody’s Corp	4.500	09/01/22	310,055
400,000	Moody’s Corp	4.875	02/15/24	420,142
329,000	Reed Elsevier Capital, Inc	3.125	10/15/22	315,626
63,000	Republic Services, Inc	5.500	09/15/19	71,434
265,000	Republic Services, Inc	5.000	03/01/20	292,728
580,000	Republic Services, Inc	5.250	11/15/21	648,379
33

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Republic Services, Inc	3.550%	06/01/22	$250,442
30,000	Republic Services, Inc	6.200	03/01/40	36,208
300,000	Republic Services, Inc	5.700	05/15/41	341,880
150,000	SAIC, Inc	4.450	12/01/20	151,403
100,000	Svensk Exportkredit AB	3.250	09/16/14	101,380
1,000,000	Svensk Exportkredit AB	1.750	05/30/17	1,015,040
300,000	Thomson Reuters Corp	0.875	05/23/16	298,892
200,000	Thomson Reuters Corp	1.300	02/23/17	198,991
345,000	Thomson Reuters Corp	6.500	07/15/18	400,990
100,000	Thomson Reuters Corp	4.300	11/23/23	102,421
145,000	Thomson Reuters Corp	5.850	04/15/40	154,356
400,000	Thomson Reuters Corp	4.500	05/23/43	360,628
200,000	Thomson Reuters Corp	5.650	11/23/43	211,443
200,000	URS Corp	5.000	04/01/22	197,739
25,000	Vanderbilt University	5.250	04/01/19	28,295
310,000	Waste Management, Inc	4.600	03/01/21	336,222
850,000	Waste Management, Inc	2.900	09/15/22	811,496
255,000	Waste Management, Inc	6.125	11/30/39	308,558
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			12,911,207

CONSUMER DURABLES & APPAREL - 0.1%
100,000	Hasbro, Inc	6.125	05/15/14	100,633
100,000	Hasbro, Inc	6.350	03/15/40	112,328
200,000	Leggett & Platt, Inc	3.400	08/15/22	195,367
150,000	Mattel, Inc	1.700	03/15/18	147,728
100,000	Mattel, Inc	4.350	10/01/20	104,654
150,000	Mattel, Inc	3.150	03/15/23	143,050
100,000	Mattel, Inc	5.450	11/01/41	105,012
200,000	MDC Holdings, Inc	5.500	01/15/24	204,317
100,000	MDC Holdings, Inc	6.000	01/15/43	88,000
100,000	Mohawk Industries, Inc	3.850	02/01/23	98,250
100,000	Newell Rubbermaid, Inc	4.700	08/15/20	106,606
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	204,176
300,000	NIKE, Inc	2.250	05/01/23	276,925
300,000	NIKE, Inc	3.625	05/01/43	266,291
150,000	NVR, Inc	3.950	09/15/22	148,992
200,000	Ralph Lauren Corp	2.125	09/26/18	199,774
220,000	VF Corp	6.450	11/01/37	272,477
200,000	Whirlpool Corp	8.600	05/01/14	201,228
100,000	Whirlpool Corp	2.400	03/01/19	99,166
150,000	Whirlpool Corp	4.700	06/01/22	159,342
100,000	Whirlpool Corp	3.700	03/01/23	99,066
100,000	Whirlpool Corp	4.000	03/01/24	100,286
100,000	Whirlpool Corp	5.150	03/01/43	102,492
	TOTAL CONSUMER DURABLES & APPAREL			3,536,160

CONSUMER SERVICES - 0.3%
200,000	Board of Trustees of The Leland Stanford Junior University	3.625	05/01/14	200,584
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	111,516
200,000	Brinker International, Inc	3.875	05/15/23	186,259
200,000	Catholic Health Initiatives	2.600	08/01/18	200,118
500,000	Catholic Health Initiatives	2.950	11/01/22	471,898
34

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Catholic Health Initiatives	4.200%	08/01/23	$202,700
100,000	Cintas Corp No 2	4.300	06/01/21	106,825
200,000	Cintas Corp No 2	3.250	06/01/22	196,131
487,695	Continental Airlines	4.150	04/11/24	498,668
100,000	Cornell University	5.450	02/01/19	114,403
100,000	Darden Restaurants, Inc	6.200	10/15/17	113,202
200,000	Darden Restaurants, Inc	3.350	11/01/22	180,135
100,000	Darden Restaurants, Inc	6.800	10/15/37	110,471
75,000	Dartmouth College	4.750	06/01/19	83,770
300,000	Dun & Bradstreet Corp	3.250	12/01/17	310,172
100,000	George Washington University	3.485	09/15/22	97,568
175,000	GlaxoSmithKline Capital plc	0.750	05/08/15	175,747
300,000	GlaxoSmithKline Capital plc	1.500	05/08/17	301,734
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	292,884
100,000	Hyatt Hotels Corp	3.875	08/15/16	105,242
200,000	Hyatt Hotels Corp	3.375	07/15/23	189,269
75,000	Johns Hopkins University	5.250	07/01/19	84,559
200,000	Marriott International, Inc	3.000	03/01/19	203,655
200,000	Marriott International, Inc	3.375	10/15/20	201,624
200,000	Marriott International, Inc	3.250	09/15/22	192,610
250,000	Massachusetts Institute of Technology	5.600	07/01/11	306,829
300,000	McDonald’s Corp	1.875	05/29/19	296,258
720,000	McDonald’s Corp	3.500	07/15/20	755,976
550,000	McDonald’s Corp	2.625	01/15/22	532,993
280,000	McDonald’s Corp	6.300	03/01/38	354,011
500,000	McDonald’s Corp	3.625	05/01/43	440,043
750,000	President and Fellows of Harvard College	3.619	10/01/37	681,553
100,000	Princeton University	4.950	03/01/19	112,584
220,000	Princeton University	5.700	03/01/39	264,437
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	188,119
100,000	Trinity Acquisition plc	4.625	08/15/23	101,981
100,000	Trinity Acquisition plc	6.125	08/15/43	105,631
350,000	Walt Disney Co	0.875	12/01/14	351,189
70,000	Walt Disney Co	5.625	09/15/16	78,087
700,000	Walt Disney Co	1.100	12/01/17	692,803
850,000	Walt Disney Co	2.550	02/15/22	816,164
200,000	Walt Disney Co	2.350	12/01/22	186,872
200,000	Walt Disney Co	7.000	03/01/32	268,286
100,000	Walt Disney Co	4.375	08/16/41	100,297
100,000	Walt Disney Co	4.125	12/01/41	97,085
200,000	Walt Disney Co	3.700	12/01/42	180,755
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,229
250,000	Wyndham Worldwide Corp	2.950	03/01/17	254,914
150,000	Wyndham Worldwide Corp	2.500	03/01/18	150,756
200,000	Wyndham Worldwide Corp	4.250	03/01/22	202,293
200,000	Wyndham Worldwide Corp	3.900	03/01/23	195,945
100,000	Yale University	2.900	10/15/14	101,312
72,000	Yum! Brands, Inc	6.250	03/15/18	82,148
50,000	Yum! Brands, Inc	3.875	11/01/20	51,147
400,000	Yum! Brands, Inc	3.875	11/01/23	397,164
26,000	Yum! Brands, Inc	6.875	11/15/37	31,454
200,000	Yum! Brands, Inc	5.350	11/01/43	208,897
	TOTAL CONSUMER SERVICES			13,521,956
35

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 4.6%
$300,000	Abbey National Treasury Services plc	4.000%	04/27/16	$317,979
500,000	Abbey National Treasury Services plc	1.375	03/13/17	500,663
500,000	Abbey National Treasury Services plc	3.050	08/23/18	514,783
500,000	Abbey National Treasury Services plc	4.000	03/13/24	504,309
150,000	ABN Amro Bank NV	4.650	06/04/18	154,100
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	201,203
500,000	African Development Bank	3.000	05/27/14	502,140
250,000	African Development Bank	1.250	09/02/16	252,990
1,200,000	African Development Bank	1.125	03/15/17	1,204,032
500,000	African Development Bank	0.875	05/15/17	497,076
500,000	African Development Bank	1.625	10/02/18	498,405
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,357
600,000	American Express Centurion Bank	0.875	11/13/15	602,159
400,000	American Express Co	6.150	08/28/17	461,056
190,000	American Express Co	7.000	03/19/18	225,353
300,000	American Express Co	1.550	05/22/18	294,529
293,000	American Express Co	2.650	12/02/22	278,354
329,000	American Express Co	4.050	12/03/42	301,992
200,000	American Express Credit Corp	1.750	06/12/15	202,774
1,750,000	American Express Credit Corp	2.750	09/15/15	1,803,203
500,000	American Express Credit Corp	1.300	07/29/16	503,892
1,600,000	American Express Credit Corp	2.800	09/19/16	1,668,642
400,000	American Express Credit Corp	2.375	03/24/17	414,304
175,000	American Express Credit Corp	2.125	07/27/18	175,815
750,000	American Express Credit Corp	2.125	03/18/19	746,965
300,000	American Honda Finance Corp	1.125	10/07/16	301,896
300,000	American Honda Finance Corp	2.125	10/10/18	301,205
125,000	Ameriprise Financial, Inc	5.650	11/15/15	134,360
295,000	Ameriprise Financial, Inc	5.300	03/15/20	334,613
400,000	Ameriprise Financial, Inc	4.000	10/15/23	412,665
300,000	Ares Capital Corp	4.875	11/30/18	309,859
4,220,000	Bank of America Corp	4.500	04/01/15	4,378,157
2,045,000	Bank of America Corp	3.700	09/01/15	2,125,391
300,000	Bank of America Corp	1.250	01/11/16	301,576
550,000	Bank of America Corp	3.625	03/17/16	576,902
1,200,000	Bank of America Corp	6.500	08/01/16	1,344,065
300,000	Bank of America Corp	1.350	11/21/16	300,463
585,000	Bank of America Corp	5.300	03/15/17	643,761
500,000	Bank of America Corp	5.420	03/15/17	550,877
1,000,000	Bank of America Corp	3.875	03/22/17	1,066,650
590,000	Bank of America Corp	5.750	12/01/17	667,964
900,000	Bank of America Corp	2.000	01/11/18	898,314
2,525,000	Bank of America Corp	2.600	01/15/19	2,534,961
750,000	Bank of America Corp	2.650	04/01/19	752,392
2,300,000	Bank of America Corp	5.875	01/05/21	2,653,719
500,000	Bank of America Corp	5.700	01/24/22	573,662
1,425,000	Bank of America Corp	3.300	01/11/23	1,373,827
2,000,000	Bank of America Corp	4.125	01/22/24	2,022,538
750,000	Bank of America Corp	4.000	04/01/24	749,117
36

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Bank of America Corp	5.000%	01/21/44	$1,531,329
500,000		Bank of America Corp	4.875	04/01/44	502,275
1,000,000		Bank of America NA	1.125	11/14/16	997,303
500,000		Bank of America NA	1.250	02/14/17	497,915
500,000		Bank of New York Mellon Corp	0.700	03/04/16	499,143
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,188,479
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	102,007
500,000		Bank of New York Mellon Corp	1.300	01/25/18	490,800
300,000		Bank of New York Mellon Corp	2.100	08/01/18	300,587
500,000		Bank of New York Mellon Corp	2.100	01/15/19	497,025
400,000		Bank of New York Mellon Corp	2.200	03/04/19	398,850
500,000		Bank of New York Mellon Corp	3.550	09/23/21	517,960
250,000		Bank of New York Mellon Corp	3.650	02/04/24	251,951
500,000		Barclays Bank plc	2.750	02/23/15	509,696
1,900,000		Barclays Bank plc	5.000	09/22/16	2,080,513
500,000		Barclays Bank plc	2.500	02/20/19	500,873
500,000		Barclays Bank plc	5.140	10/14/20	530,065
80,000		Bear Stearns Cos LLC	5.300	10/30/15	85,466
116,000		Bear Stearns Cos LLC	5.550	01/22/17	128,613
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	51,231
700,000		Berkshire Hathaway, Inc	1.900	01/31/17	716,341
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	398,192
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	211,956
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	294,616
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	297,300
275,000		BlackRock, Inc	3.500	12/10/14	280,917
210,000		BlackRock, Inc	6.250	09/15/17	243,039
390,000		BlackRock, Inc	5.000	12/10/19	440,010
125,000		BlackRock, Inc	3.375	06/01/22	126,607
500,000		BlackRock, Inc	3.500	03/18/24	496,486
100,000		Block Financial LLC	5.125	10/30/14	102,371
200,000		Block Financial LLC	5.500	11/01/22	213,630
480,000		BNP Paribas S.A.	3.250	03/11/15	492,334
800,000		BNP Paribas S.A.	3.600	02/23/16	839,742
300,000		BNP Paribas S.A.	1.250	12/12/16	299,998
500,000		BNP Paribas S.A.	1.375	03/17/17	499,511
500,000		BNP Paribas S.A.	2.375	09/14/17	512,116
1,000,000		BNP Paribas S.A.	2.700	08/20/18	1,019,855
300,000		BNP Paribas S.A.	2.400	12/12/18	299,975
500,000		BNP Paribas S.A.	2.450	03/17/19	500,658
700,000		BNP Paribas S.A.	5.000	01/15/21	776,954
300,000		BNP Paribas S.A.	3.250	03/03/23	291,278
200,000		Broadridge Financial Solutions, Inc	3.950	09/01/20	202,922
700,000		Capital One Financial Corp	7.375	05/23/14	706,798
300,000		Capital One Financial Corp	2.150	03/23/15	304,513
600,000		Capital One Financial Corp	1.000	11/06/15	600,850
250,000		Capital One Financial Corp	3.150	07/15/16	261,464
200,000		Charles Schwab Corp	0.850	12/04/15	200,726
300,000		Charles Schwab Corp	2.200	07/25/18	302,036
100,000		Charles Schwab Corp	4.450	07/22/20	109,158
200,000		Charles Schwab Corp	3.225	09/01/22	196,099
350,000		CME Group, Inc	3.000	09/15/22	345,504
37

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	CME Group, Inc	5.300%	09/15/43	$223,789
1,480,000	Credit Suisse	5.500	05/01/14	1,486,049
2,250,000	Credit Suisse	5.400	01/14/20	2,505,271
250,000	Diageo Investment Corp	2.875	05/11/22	242,590
100,000	Diageo Investment Corp	4.250	05/11/42	97,495
155,000	Digital Realty Trust LP	4.500	07/15/15	160,612
300,000	Digital Realty Trust LP	3.625	10/01/22	278,535
100,000	Discover Financial Services	5.200	04/27/22	107,102
17,000	Eaton Vance Corp	6.500	10/02/17	19,647
300,000	Eaton Vance Corp	3.625	06/15/23	298,840
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	492,165
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,247,012
400,000	Export-Import Bank of Korea	2.875	09/17/18	410,343
500,000	Export-Import Bank of Korea	4.000	01/14/24	517,413
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	300,438
3,000,000	Ford Motor Credit Co LLC	2.750	05/15/15	3,061,170
300,000	Ford Motor Credit Co LLC	2.500	01/15/16	308,039
500,000	Ford Motor Credit Co LLC	1.700	05/09/16	505,583
500,000	Ford Motor Credit Co LLC	1.500	01/17/17	498,511
800,000	Ford Motor Credit Co LLC	3.000	06/12/17	830,927
900,000	Ford Motor Credit Co LLC	2.375	01/16/18	907,589
1,000,000	Ford Motor Credit Co LLC	5.000	05/15/18	1,103,729
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	407,509
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	496,152
1,000,000	Ford Motor Credit Co LLC	5.875	08/02/21	1,150,635
450,000	Ford Motor Credit Co LLC	4.250	09/20/22	463,731
500,000	Ford Motor Credit Co LLC	4.375	08/06/23	515,875
125,000	Franklin Resources, Inc	3.125	05/20/15	128,579
150,000	Franklin Resources, Inc	2.800	09/15/22	143,923
2,335,000	General Electric Capital Corp	5.500	06/04/14	2,355,195
1,605,000	General Electric Capital Corp	3.500	06/29/15	1,663,775
350,000	General Electric Capital Corp	1.625	07/02/15	354,757
400,000	General Electric Capital Corp	2.250	11/09/15	410,622
750,000	General Electric Capital Corp	1.000	12/11/15	755,284
500,000	General Electric Capital Corp	1.000	01/08/16	503,590
1,050,000	General Electric Capital Corp	2.950	05/09/16	1,093,777
1,000,000	General Electric Capital Corp	1.500	07/12/16	1,013,249
200,000	General Electric Capital Corp	2.900	01/09/17	209,285
800,000	General Electric Capital Corp	2.300	04/27/17	823,755
1,625,000	General Electric Capital Corp	5.625	09/15/17	1,843,738
500,000	General Electric Capital Corp	1.600	11/20/17	502,484
300,000	General Electric Capital Corp	1.625	04/02/18	298,426
1,000,000	General Electric Capital Corp	2.300	01/14/19	1,008,968
200,000	General Electric Capital Corp	2.100	12/11/19	198,388
630,000	General Electric Capital Corp	5.500	01/08/20	724,944
1,855,000	General Electric Capital Corp	4.375	09/16/20	2,014,771
250,000	General Electric Capital Corp	4.625	01/07/21	275,255
300,000	General Electric Capital Corp	5.300	02/11/21	337,424
200,000	General Electric Capital Corp	4.650	10/17/21	219,647
1,900,000	General Electric Capital Corp	3.150	09/07/22	1,877,166
500,000	General Electric Capital Corp	3.100	01/09/23	489,275
2,625,000	General Electric Capital Corp	6.750	03/15/32	3,375,046
38

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,200,000	General Electric Capital Corp	5.875%	01/14/38	$1,414,687
1,227,000	General Electric Capital Corp	6.875	01/10/39	1,615,887
1,630,000	Goldman Sachs Group, Inc	3.700	08/01/15	1,690,308
500,000	Goldman Sachs Group, Inc	1.600	11/23/15	505,188
1,875,000	Goldman Sachs Group, Inc	3.625	02/07/16	1,963,650
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	622,868
1,450,000	Goldman Sachs Group, Inc	2.375	01/22/18	1,459,634
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	68,592
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	764,845
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,496,157
1,195,000	Goldman Sachs Group, Inc	7.500	02/15/19	1,445,697
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,794,924
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,320,555
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,439,087
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,636,362
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,770,671
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,493,350
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	72,159
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,553,007
1,200,000	HSBC Finance Corp	5.500	01/19/16	1,296,001
782,000	HSBC Finance Corp	6.676	01/15/21	912,548
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	202,129
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	207,479
125,000	Invesco Finance plc	3.125	11/30/22	121,026
200,000	Invesco Finance plc	4.000	01/30/24	203,976
200,000	Invesco Finance plc	5.375	11/30/43	213,579
130,000	Jefferies Group, Inc	3.875	11/09/15	135,315
425,000	Jefferies Group, Inc	8.500	07/15/19	522,304
500,000	Jefferies Group, Inc	6.875	04/15/21	582,220
100,000	Jefferies Group, Inc	6.450	06/08/27	106,902
2,000,000	KFW	1.000	06/11/18	1,958,080
3,600,000	KFW	0.625	04/24/15	3,621,557
1,000,000	KFW	0.500	04/19/16	999,600
4,500,000	KFW	1.250	02/15/17	4,536,994
1,000,000	KFW	2.750	10/01/20	1,018,160
2,750,000	KFW	2.000	10/04/22	2,582,687
400,000	Korea Development Bank	3.000	03/17/19	409,236
500,000	Korea Development Bank	3.750	01/22/24	505,947
100,000	Korea Finance Corp	3.250	09/20/16	104,987
700,000	Korea Finance Corp	2.250	08/07/17	711,999
500,000	Korea Finance Corp	2.875	08/22/18	512,522
3,000,000	Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,040,200
1,350,000	Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,496,704
1,105,000	Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,236,351
6,925,000	Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	7,587,030
2,525,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	2,816,966
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	496,000
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	962,030
250,000	Lazard Group LLC	4.250	11/14/20	259,011
500,000	Legg Mason, Inc	5.625	01/15/44	513,076
1,260,000	Merrill Lynch & Co, Inc	6.400	08/28/17	1,446,450
1,050,000	Merrill Lynch & Co, Inc	6.875	04/25/18	1,238,276
39

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Merrill Lynch & Co, Inc	6.110%	01/29/37	$1,677,564
3,300,000		Morgan Stanley	6.000	05/13/14	3,320,348
100,000		Morgan Stanley	2.875	07/28/14	100,718
720,000		Morgan Stanley	6.000	04/28/15	760,027
675,000		Morgan Stanley	1.750	02/25/16	683,709
200,000		Morgan Stanley	3.800	04/29/16	210,652
970,000		Morgan Stanley	5.450	01/09/17	1,072,349
300,000		Morgan Stanley	4.750	03/22/17	327,399
550,000		Morgan Stanley	5.550	04/27/17	613,550
245,000		Morgan Stanley	5.950	12/28/17	279,674
600,000		Morgan Stanley	2.125	04/25/18	598,685
1,450,000		Morgan Stanley	2.500	01/24/19	1,445,962
796,000		Morgan Stanley	7.300	05/13/19	965,383
300,000		Morgan Stanley	5.625	09/23/19	341,227
590,000		Morgan Stanley	5.500	01/26/20	665,394
200,000		Morgan Stanley	5.750	01/25/21	229,078
1,200,000		Morgan Stanley	5.500	07/28/21	1,355,844
2,500,000		Morgan Stanley	4.875	11/01/22	2,626,960
1,350,000		Morgan Stanley	4.100	05/22/23	1,336,315
750,000		Morgan Stanley	5.000	11/24/25	771,690
600,000		Morgan Stanley	7.250	04/01/32	782,168
500,000		Morgan Stanley	6.375	07/24/42	609,936
400,000	i	Murray Street Investment Trust	4.647	03/09/17	432,053
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	241,450
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	157,050
400,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	398,576
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	991,020
300,000		National Rural Utilities Cooperative Finance Corp	2.150	02/01/19	298,882
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	346,982
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	198,302
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	472,500
250,000		Nomura Holdings, Inc	5.000	03/04/15	259,662
260,000		Nomura Holdings, Inc	4.125	01/19/16	273,362
400,000		Nomura Holdings, Inc	2.000	09/13/16	404,974
500,000		Nomura Holdings, Inc	2.750	03/19/19	496,977
430,000		Nomura Holdings, Inc	6.700	03/04/20	503,921
300,000		NYSE Euronext	2.000	10/05/17	304,910
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	893,936
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	983,836
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	493,509
600,000		ORIX Corp	5.000	01/12/16	640,032
200,000		ORIX Corp	3.750	03/09/17	210,630
500,000		PACCAR Financial Corp	0.700	11/16/15	501,046
300,000		PACCAR Financial Corp	1.600	03/15/17	302,345
200,000		Principal Life Income Funding Trust	5.550	04/27/15	210,730
200,000		Private Export Funding Corp (PEFCO)	3.550	01/15/24	205,145
200,000		Prospect Capital Corp	5.875	03/15/23	199,314
100,000		Raymond James Financial, Inc	4.250	04/15/16	105,963
300,000		Raymond James Financial, Inc	5.625	04/01/24	325,809
500,000		Sasol Financing International plc	4.500	11/14/22	485,000
200,000		State Street Corp	2.875	03/07/16	208,197
150,000		State Street Corp	1.350	05/15/18	147,265
40

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		State Street Corp	4.375%	03/07/21	$331,400
400,000		State Street Corp	3.100	05/15/23	380,236
350,000		State Street Corp	3.700	11/20/23	353,544
300,000		Syngenta Finance NV	3.125	03/28/22	296,872
150,000		TD Ameritrade Holding Corp	4.150	12/01/14	153,674
500,000		Toyota Motor Credit Corp	1.000	02/17/15	503,072
250,000		Toyota Motor Credit Corp	3.200	06/17/15	258,010
225,000		Toyota Motor Credit Corp	0.875	07/17/15	226,285
700,000		Toyota Motor Credit Corp	2.800	01/11/16	727,355
500,000		Toyota Motor Credit Corp	0.800	05/17/16	501,885
300,000		Toyota Motor Credit Corp	2.000	09/15/16	307,978
150,000		Toyota Motor Credit Corp	2.050	01/12/17	153,971
400,000		Toyota Motor Credit Corp	1.750	05/22/17	405,773
500,000		Toyota Motor Credit Corp	1.250	10/05/17	495,428
500,000		Toyota Motor Credit Corp	1.375	01/10/18	494,422
500,000		Toyota Motor Credit Corp	2.000	10/24/18	499,099
500,000		Toyota Motor Credit Corp	2.100	01/17/19	498,150
300,000		Toyota Motor Credit Corp	3.400	09/15/21	308,675
400,000		Toyota Motor Credit Corp	2.625	01/10/23	378,860
1,000,000		UBS AG.	5.875	07/15/16	1,103,529
162,000		UBS AG.	5.750	04/25/18	184,754
1,671,000		UBS AG.	4.875	08/04/20	1,850,352
500,000		Unilever Capital Corp	2.750	02/10/16	519,681
400,000		Unilever Capital Corp	0.850	08/02/17	393,136
250,000		Unilever Capital Corp	4.800	02/15/19	279,696
300,000		Unilever Capital Corp	2.200	03/06/19	299,977
250,000		Unilever Capital Corp	4.250	02/10/21	272,708
330,000		Unilever Capital Corp	5.900	11/15/32	421,552
2,600,000		Wells Fargo & Co	1.250	02/13/15	2,620,140
1,000,000		Wells Fargo & Co	1.500	07/01/15	1,011,638
650,000	i	Wells Fargo & Co	3.676	06/15/16	689,222
500,000		Wells Fargo & Co	1.250	07/20/16	504,196
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,279,914
1,400,000		Wells Fargo & Co	1.500	01/16/18	1,386,636
425,000		Wells Fargo & Co	2.150	01/15/19	424,005
1,000,000		Wells Fargo & Co	3.000	01/22/21	1,000,688
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,320,774
3,500,000		Wells Fargo & Co	3.500	03/08/22	3,571,894
700,000		Wells Fargo & Co	3.450	02/13/23	679,410
500,000		Wells Fargo & Co	4.125	08/15/23	505,822
334,000		Wells Fargo & Co	4.480	01/16/24	345,074
264,000		Wells Fargo & Co	5.375	02/07/35	298,247
225,000		Wells Fargo & Co	5.375	11/02/43	237,013
1,143,000		Wells Fargo & Co	5.606	01/15/44	1,237,171
500,000		Wells Fargo Bank NA	0.750	07/20/15	501,614
200,000		Zions Bancorporation	4.500	06/13/23	199,624
		TOTAL DIVERSIFIED FINANCIALS			236,230,256

ENERGY - 2.7%
650,000		Anadarko Petroleum Corp	5.950	09/15/16	721,146
700,000		Anadarko Petroleum Corp	6.375	09/15/17	801,370
465,000		Anadarko Petroleum Corp	8.700	03/15/19	589,464
41

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,325,000	Anadarko Petroleum Corp	6.200%	03/15/40	$1,534,217
100,000	Apache Corp	1.750	04/15/17	100,950
400,000	Apache Corp	6.900	09/15/18	478,870
200,000	Apache Corp	3.250	04/15/22	201,727
980,000	Apache Corp	5.100	09/01/40	1,037,981
300,000	Apache Corp	5.250	02/01/42	323,685
350,000	Apache Corp	4.750	04/15/43	351,847
300,000	Apache Corp	4.250	01/15/44	281,380
200,000	Baker Hughes, Inc	7.500	11/15/18	245,776
450,000	Baker Hughes, Inc	3.200	08/15/21	457,047
415,000	Baker Hughes, Inc	5.125	09/15/40	457,870
200,000	Boardwalk Pipelines LP	5.750	09/15/19	217,069
200,000	Boardwalk Pipelines LP	3.375	02/01/23	176,046
590,000	BP Capital Markets plc	3.125	10/01/15	612,220
700,000	BP Capital Markets plc	0.700	11/06/15	700,995
1,000,000	BP Capital Markets plc	3.200	03/11/16	1,048,255
200,000	BP Capital Markets plc	1.846	05/05/17	203,119
850,000	BP Capital Markets plc	1.375	11/06/17	846,624
500,000	BP Capital Markets plc	1.375	05/10/18	489,460
300,000	BP Capital Markets plc	2.241	09/26/18	302,293
500,000	BP Capital Markets plc	2.237	05/10/19	497,025
300,000	BP Capital Markets plc	4.500	10/01/20	326,347
150,000	BP Capital Markets plc	4.742	03/11/21	166,411
650,000	BP Capital Markets plc	3.561	11/01/21	668,121
200,000	BP Capital Markets plc	3.245	05/06/22	198,317
850,000	BP Capital Markets plc	2.500	11/06/22	792,533
300,000	BP Capital Markets plc	3.994	09/26/23	308,827
500,000	BP Capital Markets plc	3.814	02/10/24	504,471
100,000	Buckeye Partners LP	5.300	10/15/14	102,401
200,000	Buckeye Partners LP	2.650	11/15/18	198,436
200,000	Buckeye Partners LP	4.875	02/01/21	210,668
300,000	Buckeye Partners LP	4.150	07/01/23	299,200
200,000	Buckeye Partners LP	5.850	11/15/43	214,472
575,000	Burlington Resources Finance Co	7.200	08/15/31	762,660
200,000	Burlington Resources Finance Co	7.400	12/01/31	275,665
200,000	Cameron International Corp	1.150	12/15/16	199,575
100,000	Cameron International Corp	6.375	07/15/18	115,724
150,000	Cameron International Corp	3.600	04/30/22	148,913
500,000	Cameron International Corp	4.000	12/15/23	501,386
100,000	Cameron International Corp	5.950	06/01/41	111,369
200,000	Cameron International Corp	5.125	12/15/43	200,557
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	675,290
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	100,500
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	1,016,642
340,000	Cenovus Energy, Inc	5.700	10/15/19	389,623
625,000	Cenovus Energy, Inc	3.000	08/15/22	597,908
200,000	Cenovus Energy, Inc	4.450	09/15/42	189,609
400,000	Cenovus Energy, Inc	5.200	09/15/43	420,132
100,000	Chevron Corp	0.889	06/24/16	100,527
500,000	Chevron Corp	1.104	12/05/17	495,626
750,000	Chevron Corp	1.718	06/24/18	747,456
200,000	Chevron Corp	4.950	03/03/19	226,977
42

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Chevron Corp	2.427%	06/24/20	$744,642
650,000	Chevron Corp	2.355	12/05/22	610,831
250,000	Chevron Corp	3.191	06/24/23	246,969
1,005,000	ConocoPhillips	4.600	01/15/15	1,037,490
200,000	ConocoPhillips	1.050	12/15/17	197,635
600,000	ConocoPhillips	5.750	02/01/19	700,582
600,000	ConocoPhillips	2.400	12/15/22	564,906
250,000	ConocoPhillips	5.900	05/15/38	307,681
1,035,000	ConocoPhillips	6.500	02/01/39	1,360,098
500,000	ConocoPhillips Holding Co	6.950	04/15/29	666,486
1,000,000	Continental Resources, Inc	4.500	04/15/23	1,035,672
300,000	DCP Midstream Operating LP	2.500	12/01/17	304,959
200,000	DCP Midstream Operating LP	2.700	04/01/19	199,518
200,000	DCP Midstream Operating LP	4.950	04/01/22	213,393
200,000	DCP Midstream Operating LP	5.600	04/01/44	208,761
300,000	Devon Energy Corp	1.200	12/15/16	299,998
150,000	Devon Energy Corp	1.875	05/15/17	151,088
500,000	Devon Energy Corp	2.250	12/15/18	497,305
850,000	Devon Energy Corp	6.300	01/15/19	995,504
525,000	Devon Energy Corp	3.250	05/15/22	517,082
600,000	Devon Energy Corp	7.950	04/15/32	821,342
200,000	Devon Energy Corp	4.750	05/15/42	198,271
300,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	347,351
200,000	Diamond Offshore Drilling, Inc	3.450	11/01/23	194,351
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	109,327
175,000	Diamond Offshore Drilling, Inc	4.875	11/01/43	170,682
300,000	Ecopetrol S.A.	4.250	09/18/18	318,000
550,000	Ecopetrol S.A.	7.625	07/23/19	659,312
500,000	Ecopetrol S.A.	5.875	09/18/23	546,250
200,000	Ecopetrol S.A.	7.375	09/18/43	228,250
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	356,458
495,000	Enbridge Energy Partners LP	5.200	03/15/20	540,351
300,000	Enbridge Energy Partners LP	5.500	09/15/40	310,821
300,000	EnCana Corp	3.900	11/15/21	307,865
220,000	EnCana Corp	6.500	05/15/19	257,612
515,000	EnCana Corp	6.625	08/15/37	613,085
400,000	EnCana Corp	5.150	11/15/41	410,971
400,000	Ensco plc	3.250	03/15/16	417,098
700,000	Ensco plc	4.700	03/15/21	752,110
40,000	Enterprise Products Operating LLC	5.600	10/15/14	41,072
145,000	Enterprise Products Operating LLC	5.000	03/01/15	150,706
200,000	Enterprise Products Operating LLC	1.250	08/13/15	201,324
735,000	Enterprise Products Operating LLC	6.300	09/15/17	847,847
130,000	Enterprise Products Operating LLC	6.500	01/31/19	153,742
600,000	Enterprise Products Operating LLC	5.200	09/01/20	669,721
400,000	Enterprise Products Operating LLC	4.050	02/15/22	417,397
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	1,072,977
500,000	Enterprise Products Operating LLC	3.900	02/15/24	502,613
480,000	Enterprise Products Operating LLC	6.125	10/15/39	559,995
300,000	Enterprise Products Operating LLC	4.850	08/15/42	297,422
100,000	Enterprise Products Operating LLC	4.450	02/15/43	93,874
500,000	Enterprise Products Operating LLC	4.850	03/15/44	498,728
43

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Enterprise Products Operating LLC	5.100%	02/15/45	$516,805
500,000		EOG Resources, Inc	2.500	02/01/16	515,297
200,000		EOG Resources, Inc	2.450	04/01/20	199,207
440,000		EOG Resources, Inc	4.100	02/01/21	473,768
600,000		EOG Resources, Inc	2.625	03/15/23	566,845
50,000		EQT Corp	6.500	04/01/18	56,138
350,000		EQT Corp	8.125	06/01/19	427,070
500,000		Exxon Mobil Corp	0.921	03/15/17	499,885
500,000		Exxon Mobil Corp	1.819	03/15/19	496,419
500,000		Exxon Mobil Corp	3.176	03/15/24	498,374
200,000		Gulf South Pipeline Co LP	4.000	06/15/22	197,316
300,000		Halliburton Co	1.000	08/01/16	300,490
400,000		Halliburton Co	2.000	08/01/18	400,298
400,000		Halliburton Co	6.150	09/15/19	473,245
300,000		Halliburton Co	3.500	08/01/23	298,940
400,000		Halliburton Co	7.450	09/15/39	561,819
250,000		Halliburton Co	4.500	11/15/41	249,751
300,000		Halliburton Co	4.750	08/01/43	310,249
425,000		Hess Corp	8.125	02/15/19	532,079
200,000		Hess Corp	7.875	10/01/29	262,667
940,000		Hess Corp	5.600	02/15/41	1,032,263
30,000		Husky Energy, Inc	7.250	12/15/19	36,700
200,000		Husky Energy, Inc	3.950	04/15/22	205,203
1,000,000		Husky Energy, Inc	4.000	04/15/24	1,016,976
130,000		Husky Energy, Inc	6.800	09/15/37	165,143
200,000		Magellan Midstream Partners LP	6.550	07/15/19	235,711
125,000		Magellan Midstream Partners LP	4.250	02/01/21	133,984
500,000		Magellan Midstream Partners LP	4.200	12/01/42	453,085
200,000		Magellan Midstream Partners LP	5.150	10/15/43	210,059
200,000		Marathon Oil Corp	0.900	11/01/15	200,375
400,000		Marathon Oil Corp	6.000	10/01/17	457,252
650,000		Marathon Oil Corp	2.800	11/01/22	608,496
255,000		Marathon Oil Corp	6.600	10/01/37	319,414
200,000		Marathon Petroleum Corp	3.500	03/01/16	209,518
250,000		Marathon Petroleum Corp	5.125	03/01/21	277,962
350,000		Marathon Petroleum Corp	6.500	03/01/41	423,784
125,000		Murphy Oil Corp	2.500	12/01/17	127,066
200,000		Murphy Oil Corp	4.000	06/01/22	198,145
200,000		Murphy Oil Corp	3.700	12/01/22	194,146
200,000		Murphy Oil Corp	5.125	12/01/42	185,003
200,000	g	Nabors Industries, Inc	2.350	09/15/16	204,608
125,000		Nabors Industries, Inc	6.150	02/15/18	141,409
350,000		Nabors Industries, Inc	4.625	09/15/21	361,587
100,000	g	Nabors Industries, Inc	5.100	09/15/23	104,066
100,000		National Oilwell Varco, Inc	1.350	12/01/17	98,942
300,000		National Oilwell Varco, Inc	2.600	12/01/22	284,843
300,000		National Oilwell Varco, Inc	3.950	12/01/42	279,224
935,000		Nexen, Inc	6.400	05/15/37	1,075,721
150,000		Noble Energy, Inc	8.250	03/01/19	186,781
700,000		Noble Energy, Inc	6.000	03/01/41	799,943
300,000		Noble Energy, Inc	5.250	11/15/43	313,122
100,000		Noble Holding International Ltd	3.450	08/01/15	103,276
44

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Noble Holding International Ltd	2.500%	03/15/17	$101,745
305,000		Noble Holding International Ltd	4.900	08/01/20	325,438
100,000		Noble Holding International Ltd	6.200	08/01/40	109,874
400,000		Noble Holding International Ltd	5.250	03/15/42	391,605
350,000		Occidental Petroleum Corp	2.500	02/01/16	360,902
350,000		Occidental Petroleum Corp	1.750	02/15/17	354,625
250,000		Occidental Petroleum Corp	1.500	02/15/18	246,734
250,000		Occidental Petroleum Corp	3.125	02/15/22	248,280
550,000		Occidental Petroleum Corp	2.700	02/15/23	519,742
300,000	g	ONE Gas, Inc	2.070	02/01/19	297,382
100,000	g	ONE Gas, Inc	3.610	02/01/24	100,951
100,000	g	ONE Gas, Inc	4.658	02/01/44	103,814
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	469,935
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	870,369
750,000		Petrobras Global Finance BV	2.000	05/20/16	743,438
925,000		Petrobras Global Finance BV	3.250	03/17/17	927,871
750,000		Petrobras Global Finance BV	3.000	01/15/19	708,794
1,500,000		Petrobras Global Finance BV	4.875	03/17/20	1,503,305
750,000		Petrobras Global Finance BV	4.375	05/20/23	686,266
1,300,000		Petrobras Global Finance BV	6.250	03/17/24	1,339,339
750,000		Petrobras Global Finance BV	5.625	05/20/43	634,162
1,000,000		Petrobras Global Finance BV	7.250	03/17/44	1,026,526
500,000		Petrobras International Finance Co	2.875	02/06/15	506,500
350,000		Petrobras International Finance Co	3.875	01/27/16	359,429
47,000		Petrobras International Finance Co	6.125	10/06/16	50,582
625,000		Petrobras International Finance Co	3.500	02/06/17	631,751
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,283,128
100,000		Petrobras International Finance Co	5.750	01/20/20	104,382
1,400,000		Petrobras International Finance Co	5.375	01/27/21	1,415,849
875,000		Petrobras International Finance Co	6.875	01/20/40	862,305
300,000		Petrobras International Finance Co	6.750	01/27/41	290,725
75,000		Petro-Canada	6.800	05/15/38	94,952
700,000		Petrohawk Energy Corp	7.250	08/15/18	742,700
505,000		Petroleos Mexicanos	4.875	03/15/15	522,675
400,000		Petroleos Mexicanos	3.500	07/18/18	415,000
200,000	g	Petroleos Mexicanos	3.125	01/23/19	204,800
980,000		Petroleos Mexicanos	8.000	05/03/19	1,195,600
775,000		Petroleos Mexicanos	6.000	03/05/20	872,844
800,000		Petroleos Mexicanos	5.500	01/21/21	874,000
240,000		Petroleos Mexicanos	4.875	01/24/22	250,800
270,000		Petroleos Mexicanos	1.700	12/20/22	263,606
270,000		Petroleos Mexicanos	2.000	12/20/22	267,027
400,000		Petroleos Mexicanos	3.500	01/30/23	376,400
450,000	g	Petroleos Mexicanos	4.875	01/18/24	464,625
300,000		Petroleos Mexicanos	4.875	01/18/24	309,750
1,040,000		Petroleos Mexicanos	6.500	06/02/41	1,138,800
1,050,000		Petroleos Mexicanos	5.500	06/27/44	1,013,250
575,000	g	Petroleos Mexicanos	6.375	01/23/45	620,281
900,000		Phillips 66	2.950	05/01/17	938,858
150,000		Phillips 66	4.300	04/01/22	158,580
400,000		Phillips 66	5.875	05/01/42	462,772
300,000		Pioneer Natural Resources Co	6.650	03/15/17	341,441
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$375,000	Pioneer Natural Resources Co	3.950%	07/15/22	$382,916
200,000	Plains All American Pipeline LP	6.125	01/15/17	224,658
700,000	Plains All American Pipeline LP	5.000	02/01/21	776,955
200,000	Plains All American Pipeline LP	2.850	01/31/23	185,941
400,000	Plains All American Pipeline LP	3.850	10/15/23	399,221
100,000	Plains All American Pipeline LP	6.650	01/15/37	122,966
250,000	Plains All American Pipeline LP	5.150	06/01/42	260,324
500,000	Plains Exploration & Production Co	6.875	02/15/23	556,250
100,000	Rowan Cos, Inc	5.000	09/01/17	108,880
300,000	Rowan Cos, Inc	7.875	08/01/19	364,383
250,000	Rowan Cos, Inc	4.875	06/01/22	258,629
200,000	Rowan Cos, Inc	4.750	01/15/24	202,376
100,000	Rowan Cos, Inc	5.400	12/01/42	95,427
200,000	Rowan Cos, Inc	5.850	01/15/44	203,194
750,000	Schlumberger Investment S.A.	3.650	12/01/23	760,706
440,000	Shell International Finance BV	3.100	06/28/15	454,516
300,000	Shell International Finance BV	0.625	12/04/15	300,208
300,000	Shell International Finance BV	0.900	11/15/16	300,930
200,000	Shell International Finance BV	1.125	08/21/17	198,786
500,000	Shell International Finance BV	2.000	11/15/18	501,502
805,000	Shell International Finance BV	4.300	09/22/19	888,537
1,130,000	Shell International Finance BV	4.375	03/25/20	1,240,279
200,000	Shell International Finance BV	2.375	08/21/22	188,310
500,000	Shell International Finance BV	2.250	01/06/23	462,347
500,000	Shell International Finance BV	3.400	08/12/23	501,006
421,000	Shell International Finance BV	6.375	12/15/38	542,721
200,000	Shell International Finance BV	3.625	08/21/42	177,801
700,000	Shell International Finance BV	4.550	08/12/43	723,518
200,000	Southwestern Energy Co	7.500	02/01/18	237,231
325,000	Southwestern Energy Co	4.100	03/15/22	334,004
210,000	Statoil ASA	2.900	10/15/14	212,795
350,000	Statoil ASA	3.125	08/17/17	369,117
375,000	Statoil ASA	1.200	01/17/18	367,854
300,000	Statoil ASA	1.150	05/15/18	291,694
300,000	Statoil ASA	1.950	11/08/18	300,241
450,000	Statoil ASA	5.250	04/15/19	512,487
300,000	Statoil ASA	2.900	11/08/20	302,666
250,000	Statoil ASA	3.150	01/23/22	250,778
375,000	Statoil ASA	2.450	01/17/23	351,546
300,000	Statoil ASA	2.650	01/15/24	280,578
300,000	Statoil ASA	3.700	03/01/24	305,627
200,000	Statoil ASA	5.100	08/17/40	220,512
400,000	Statoil ASA	4.250	11/23/41	389,438
300,000	Statoil ASA	3.950	05/15/43	279,062
300,000	Statoil ASA	4.800	11/08/43	320,462
550,000	Suncor Energy, Inc	6.100	06/01/18	635,266
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,730,019
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	299,454
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	299,730
300,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	285,206
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	109,466
25,000	Talisman Energy, Inc	7.750	06/01/19	30,197
46

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$450,000		Talisman Energy, Inc	3.750%	02/01/21	$447,453
300,000		Talisman Energy, Inc	5.850	02/01/37	306,992
200,000		Talisman Energy, Inc	5.500	05/15/42	198,120
200,000		Total Capital Canada Ltd	1.450	01/15/18	198,599
300,000		Total Capital Canada Ltd	2.750	07/15/23	283,789
400,000		Total Capital International S.A.	0.750	01/25/16	401,150
500,000		Total Capital International S.A.	1.000	08/12/16	502,564
300,000		Total Capital International S.A.	2.125	01/10/19	300,586
1,000,000		Total Capital International S.A.	2.875	02/17/22	979,268
400,000		Total Capital International S.A.	2.700	01/25/23	379,282
300,000		Total Capital International S.A.	3.700	01/15/24	305,561
300,000		Total Capital International S.A.	3.750	04/10/24	306,390
300,000		TransCanada PipeLines Ltd	0.875	03/02/15	301,189
500,000		TransCanada PipeLines Ltd	0.750	01/15/16	500,353
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	630,249
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	982,345
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	201,526
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	511,053
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	394,915
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	654,945
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	239,636
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	209,984
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	310,800
200,000		Transocean, Inc	2.500	10/15/17	201,289
443,000		Transocean, Inc	6.000	03/15/18	492,647
700,000		Transocean, Inc	6.500	11/15/20	786,049
350,000		Transocean, Inc	6.375	12/15/21	393,384
550,000		Transocean, Inc	3.800	10/15/22	525,804
200,000		Transocean, Inc	6.800	03/15/38	215,751
165,000		Vale Overseas Ltd	6.250	01/23/17	184,375
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,085,914
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,530,941
150,000		Vale Overseas Ltd	8.250	01/17/34	180,756
864,000		Vale Overseas Ltd	6.875	11/21/36	920,572
680,000		Valero Energy Corp	6.125	02/01/20	789,596
330,000		Valero Energy Corp	7.500	04/15/32	422,384
500,000		Valero Energy Corp	6.625	06/15/37	601,743
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	914,064
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	69,865
350,000		Weatherford International Ltd	9.625	03/01/19	454,364
200,000		Weatherford International Ltd	4.500	04/15/22	209,439
500,000		Weatherford International Ltd	5.950	04/15/42	538,719
300,000		XTO Energy, Inc	6.250	08/01/17	347,897
		TOTAL ENERGY			135,966,301

FOOD & STAPLES RETAILING - 0.2%
550,000		CVS Caremark Corp	3.250	05/18/15	565,685
200,000		CVS Caremark Corp	1.200	12/05/16	201,157
110,000		CVS Caremark Corp	5.750	06/01/17	124,419
300,000		CVS Caremark Corp	2.250	12/05/18	300,239
185,000		CVS Caremark Corp	4.750	05/18/20	203,187
500,000		CVS Caremark Corp	4.125	05/15/21	532,346
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	CVS Caremark Corp	2.750%	12/01/22	$471,660
250,000	CVS Caremark Corp	4.000	12/05/23	255,431
650,000	CVS Caremark Corp	6.125	09/15/39	783,780
400,000	CVS Caremark Corp	5.300	12/05/43	441,530
105,000	Delhaize Group S.A.	6.500	06/15/17	119,016
100,000	Delhaize Group S.A.	4.125	04/10/19	103,639
235,000	Delhaize Group S.A.	5.700	10/01/40	239,006
300,000	Kroger Co	6.400	08/15/17	344,358
55,000	Kroger Co	6.800	12/15/18	65,285
445,000	Kroger Co	6.150	01/15/20	518,598
200,000	Kroger Co	3.400	04/15/22	197,857
200,000	Kroger Co	3.850	08/01/23	199,148
300,000	Kroger Co	4.000	02/01/24	303,228
100,000	Kroger Co	6.900	04/15/38	123,870
250,000	Kroger Co	5.000	04/15/42	250,888
300,000	Kroger Co	5.150	08/01/43	308,856
239,000	Safeway, Inc	6.350	08/15/17	273,277
25,000	Safeway, Inc	5.000	08/15/19	25,791
240,000	Safeway, Inc	3.950	08/15/20	242,939
350,000	Safeway, Inc	4.750	12/01/21	357,774
50,000	Starbucks Corp	6.250	08/15/17	57,752
200,000	Starbucks Corp	2.000	12/05/18	198,481
350,000	Starbucks Corp	3.850	10/01/23	357,824
200,000	SYSCO Corp	5.250	02/12/18	222,978
250,000	SYSCO Corp	2.600	06/12/22	237,273
100,000	SYSCO Corp	5.375	09/21/35	111,139
450,000	Walgreen Co	1.000	03/13/15	451,565
200,000	Walgreen Co	1.800	09/15/17	201,344
100,000	Walgreen Co	5.250	01/15/19	113,619
200,000	Walgreen Co	3.100	09/15/22	192,140
200,000	Walgreen Co	4.400	09/15/42	187,473
	TOTAL FOOD & STAPLES RETAILING			9,884,552

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	52,396
56,000	Altria Group, Inc	9.700	11/10/18	73,506
228,000	Altria Group, Inc	9.250	08/06/19	300,856
1,800,000	Altria Group, Inc	4.750	05/05/21	1,964,392
800,000	Altria Group, Inc	2.850	08/09/22	750,722
200,000	Altria Group, Inc	2.950	05/02/23	184,651
300,000	Altria Group, Inc	4.000	01/31/24	300,568
50,000	Altria Group, Inc	10.200	02/06/39	82,052
300,000	Altria Group, Inc	4.250	08/09/42	265,829
300,000	Altria Group, Inc	4.500	05/02/43	275,573
300,000	Altria Group, Inc	5.375	01/31/44	313,618
500,000	Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	499,945
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	295,265
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	499,502
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	469,871
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	505,145
400,000	Anheuser-Busch InBev Finance, Inc	4.000	01/17/43	373,010
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,025,994
48

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Anheuser-Busch InBev Worldwide, Inc	0.800%	07/15/15	$501,659
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	986,984
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,570,062
2,150,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,030,006
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	622,354
100,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	89,149
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	113,114
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	689,518
200,000	Beam, Inc	1.750	06/15/18	194,743
200,000	Beam, Inc	3.250	05/15/22	194,770
200,000	Beam, Inc	3.250	06/15/23	192,508
450,000	Bottling Group LLC	5.125	01/15/19	507,658
200,000	Brown-Forman Corp	1.000	01/15/18	194,162
200,000	Brown-Forman Corp	2.250	01/15/23	182,737
400,000	Bunge Ltd	4.100	03/15/16	422,050
100,000	Bunge Ltd	3.200	06/15/17	103,924
100,000	Bunge Ltd	8.500	06/15/19	123,406
325,000	Campbell Soup Co	3.050	07/15/17	340,554
100,000	Campbell Soup Co	4.250	04/15/21	105,505
150,000	Campbell Soup Co	2.500	08/02/22	136,441
150,000	Campbell Soup Co	3.800	08/02/42	124,741
400,000	Coca-Cola Co	1.150	04/01/18	392,124
300,000	Coca-Cola Co	2.500	04/01/23	281,578
325,000	Coca-Cola Co	1.500	11/15/15	330,067
1,835,000	Coca-Cola Co	1.800	09/01/16	1,878,726
300,000	Coca-Cola Co	0.750	11/01/16	299,236
500,000	Coca-Cola Co	1.650	03/14/18	496,935
300,000	Coca-Cola Co	1.650	11/01/18	296,966
300,000	Coca-Cola Co	2.450	11/01/20	295,477
410,000	Coca-Cola Co	3.150	11/15/20	420,314
300,000	Coca-Cola Co	3.200	11/01/23	295,019
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	152,684
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	102,430
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	100,034
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	199,800
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	108,670
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	502,007
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	212,955
100,000	Coca-Cola HBC Finance BV	5.500	09/17/15	105,841
300,000	ConAgra Foods, Inc	1.900	01/25/18	297,467
200,000	ConAgra Foods, Inc	2.100	03/15/18	199,010
325,000	ConAgra Foods, Inc	7.000	04/15/19	388,470
200,000	ConAgra Foods, Inc	3.250	09/15/22	193,173
125,000	ConAgra Foods, Inc	3.200	01/25/23	119,385
100,000	ConAgra Foods, Inc	7.000	10/01/28	121,559
100,000	ConAgra Foods, Inc	6.625	08/15/39	121,460
450,000	ConAgra Foods, Inc	4.650	01/25/43	433,641
100,000	Corn Products International, Inc	4.625	11/01/20	106,065
350,000	Diageo Capital plc	5.500	09/30/16	389,673
1,000,000	Diageo Capital plc	1.500	05/11/17	1,006,708
325,000	Diageo Capital plc	5.750	10/23/17	372,418
500,000	Diageo Capital plc	1.125	04/29/18	486,197
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Diageo Capital plc	5.875%	09/30/36	$239,411
400,000	Diageo Capital plc	3.875	04/29/43	365,358
100,000	Dr Pepper Snapple Group, Inc	2.900	01/15/16	103,656
350,000	Dr Pepper Snapple Group, Inc	2.600	01/15/19	353,748
150,000	Dr Pepper Snapple Group, Inc	2.000	01/15/20	142,537
150,000	Dr Pepper Snapple Group, Inc	2.700	11/15/22	139,813
150,000	Flowers Foods, Inc	4.375	04/01/22	153,978
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	183,338
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	261,614
342,000	Fortune Brands, Inc	5.375	01/15/16	365,664
725,000	General Mills, Inc	5.200	03/17/15	756,727
100,000	General Mills, Inc	0.875	01/29/16	100,081
210,000	General Mills, Inc	5.650	02/15/19	241,880
200,000	General Mills, Inc	3.150	12/15/21	200,999
500,000	General Mills, Inc	3.650	02/15/24	503,041
150,000	General Mills, Inc	5.400	06/15/40	168,003
100,000	General Mills, Inc	4.150	02/15/43	93,664
100,000	Hershey Co	1.500	11/01/16	101,705
150,000	Hershey Co	4.125	12/01/20	162,647
400,000	Hershey Co	2.625	05/01/23	376,723
250,000	Ingredion, Inc	1.800	09/25/17	245,197
100,000	JM Smucker Co	3.500	10/15/21	102,233
200,000	Kellogg Co	1.125	05/15/15	201,211
100,000	Kellogg Co	1.875	11/17/16	101,971
200,000	Kellogg Co	1.750	05/17/17	201,403
379,000	Kellogg Co	4.000	12/15/20	396,406
100,000	Kellogg Co	7.450	04/01/31	131,857
100,000	Kraft Foods Group, Inc	1.625	06/04/15	101,122
600,000	Kraft Foods Group, Inc	2.250	06/05/17	615,034
1,525,000	Kraft Foods Group, Inc	3.500	06/06/22	1,534,193
300,000	Kraft Foods Group, Inc	6.500	02/09/40	373,184
400,000	Kraft Foods Group, Inc	5.000	06/04/42	418,861
794,000	Kraft Foods, Inc	6.500	02/09/40	998,700
200,000	Lorillard Tobacco Co	3.500	08/04/16	210,753
300,000	Lorillard Tobacco Co	2.300	08/21/17	306,101
270,000	Lorillard Tobacco Co	6.875	05/01/20	315,763
350,000	Lorillard Tobacco Co	3.750	05/20/23	329,896
200,000	McCormick & Co, Inc	3.500	09/01/23	200,869
150,000	Molson Coors Brewing Co	3.500	05/01/22	149,637
300,000	Molson Coors Brewing Co	5.000	05/01/42	313,172
2,000,000	Mondelez International, Inc	2.250	02/01/19	1,981,710
1,000,000	Mondelez International, Inc	4.000	02/01/24	1,014,745
300,000	PepsiCo, Inc	0.700	02/26/16	299,548
850,000	PepsiCo, Inc	2.500	05/10/16	880,428
300,000	PepsiCo, Inc	0.950	02/22/17	298,480
250,000	PepsiCo, Inc	1.250	08/13/17	249,353
840,000	PepsiCo, Inc	7.900	11/01/18	1,054,428
400,000	PepsiCo, Inc	2.250	01/07/19	401,741
100,000	PepsiCo, Inc	4.500	01/15/20	109,679
400,000	PepsiCo, Inc	3.125	11/01/20	407,960
200,000	PepsiCo, Inc	3.000	08/25/21	201,261
400,000	PepsiCo, Inc	2.750	03/05/22	388,186
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	PepsiCo, Inc	2.750%	03/01/23	$473,914
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,001,265
310,000	PepsiCo, Inc	4.875	11/01/40	327,606
400,000	PepsiCo, Inc	4.000	03/05/42	370,407
200,000	PepsiCo, Inc	3.600	08/13/42	173,450
500,000	Philip Morris International, Inc	1.125	08/21/17	495,489
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,490,505
300,000	Philip Morris International, Inc	1.875	01/15/19	296,104
200,000	Philip Morris International, Inc	2.900	11/15/21	197,376
200,000	Philip Morris International, Inc	2.500	08/22/22	188,016
500,000	Philip Morris International, Inc	2.625	03/06/23	467,275
300,000	Philip Morris International, Inc	3.600	11/15/23	298,919
240,000	Philip Morris International, Inc	6.375	05/16/38	296,182
150,000	Philip Morris International, Inc	4.375	11/15/41	143,254
200,000	Philip Morris International, Inc	4.500	03/20/42	195,757
150,000	Philip Morris International, Inc	3.875	08/21/42	131,645
300,000	Philip Morris International, Inc	4.125	03/04/43	275,707
200,000	Philip Morris International, Inc	4.875	11/15/43	206,334
400,000	Reynolds American, Inc	1.050	10/30/15	399,688
50,000	Reynolds American, Inc	6.750	06/15/17	57,646
200,000	Reynolds American, Inc	7.750	06/01/18	239,476
400,000	Reynolds American, Inc	3.250	11/01/22	376,320
200,000	Reynolds American, Inc	4.850	09/15/23	209,503
65,000	Reynolds American, Inc	7.250	06/15/37	80,532
400,000	Reynolds American, Inc	4.750	11/01/42	374,138
200,000	Reynolds American, Inc	6.150	09/15/43	225,649
133,000	Sara Lee Corp	4.100	09/15/20	136,552
400,000	Tyson Foods, Inc	4.500	06/15/22	417,256
	TOTAL FOOD, BEVERAGE & TOBACCO			57,460,663

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
100,000	Allergan, Inc	5.750	04/01/16	109,816
200,000	Allergan, Inc	1.350	03/15/18	195,597
250,000	Allergan, Inc	3.375	09/15/20	256,470
200,000	Allergan, Inc	2.800	03/15/23	188,960
200,000	AmerisourceBergen Corp	5.875	09/15/15	214,361
100,000	AmerisourceBergen Corp	3.500	11/15/21	102,389
200,000	Ascension Health, Inc	4.847	11/15/53	204,939
200,000	Baxter International, Inc	4.625	03/15/15	207,906
300,000	Baxter International, Inc	0.950	06/01/16	300,833
200,000	Baxter International, Inc	5.900	09/01/16	223,286
300,000	Baxter International, Inc	1.850	06/15/18	298,294
420,000	Baxter International, Inc	4.500	08/15/19	461,454
300,000	Baxter International, Inc	3.200	06/15/23	292,630
116,000	Baxter International, Inc	6.250	12/01/37	143,105
150,000	Baxter International, Inc	3.650	08/15/42	129,117
300,000	Baxter International, Inc	4.500	06/15/43	296,803
25,000	Becton Dickinson & Co	5.000	05/15/19	28,200
150,000	Becton Dickinson & Co	3.250	11/12/20	153,756
850,000	Becton Dickinson & Co	3.125	11/08/21	862,687
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	104,784
300,000	Boston Scientific Corp	6.400	06/15/16	332,515
51

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Boston Scientific Corp	2.650%	10/01/18	$151,132
650,000	Boston Scientific Corp	6.000	01/15/20	746,043
150,000	Boston Scientific Corp	4.125	10/01/23	152,087
200,000	Cardinal Health, Inc	4.000	06/15/15	207,430
200,000	Cardinal Health, Inc	1.700	03/15/18	198,246
100,000	Cardinal Health, Inc	4.625	12/15/20	108,581
100,000	Cardinal Health, Inc	3.200	06/15/22	97,843
200,000	Cardinal Health, Inc	3.200	03/15/23	194,455
100,000	Cardinal Health, Inc	4.600	03/15/43	98,330
100,000	CareFusion Corp	5.125	08/01/14	101,462
100,000	CareFusion Corp	6.375	08/01/19	114,163
200,000	CareFusion Corp	3.300	03/01/23	187,804
100,000	Coventry Health Care, Inc	6.300	08/15/14	102,035
100,000	Coventry Health Care, Inc	5.450	06/15/21	114,678
450,000	Covidien International Finance S.A.	6.000	10/15/17	516,768
650,000	Covidien International Finance S.A.	3.200	06/15/22	639,628
500,000	Covidien International Finance S.A.	2.950	06/15/23	473,803
100,000	Covidien International Finance S.A.	6.550	10/15/37	129,118
225,000	CR Bard, Inc	1.375	01/15/18	220,693
100,000	CR Bard, Inc	4.400	01/15/21	107,866
100,000	DENTSPLY International, Inc	4.125	08/15/21	102,484
100,000	Edwards Lifesciences Corp	2.875	10/15/18	100,692
900,000	Express Scripts Holding Co	2.750	11/21/14	913,091
150,000	Express Scripts Holding Co	3.500	11/15/16	158,820
300,000	Express Scripts Holding Co	2.650	02/15/17	310,251
250,000	Express Scripts Holding Co	4.750	11/15/21	271,695
525,000	Express Scripts Holding Co	3.900	02/15/22	537,339
450,000	Express Scripts Holding Co	6.125	11/15/41	533,224
300,000	Express Scripts, Inc	3.125	05/15/16	312,545
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	98,529
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	104,854
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	208,021
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	101,213
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	249,123
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	198,651
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	199,453
200,000	Mayo Clinic Rochester	4.000	11/15/47	182,582
100,000	McKesson Corp	0.950	12/04/15	100,281
430,000	McKesson Corp	3.250	03/01/16	448,016
25,000	McKesson Corp	5.700	03/01/17	27,619
500,000	McKesson Corp	1.292	03/10/17	498,754
200,000	McKesson Corp	1.400	03/15/18	195,005
350,000	McKesson Corp	2.284	03/15/19	347,118
180,000	McKesson Corp	4.750	03/01/21	196,304
100,000	McKesson Corp	2.700	12/15/22	93,152
200,000	McKesson Corp	2.850	03/15/23	188,103
500,000	McKesson Corp	3.796	03/15/24	500,465
100,000	McKesson Corp	6.000	03/01/41	117,075
375,000	McKesson Corp	4.883	03/15/44	380,100
250,000	Medco Health Solutions, Inc	2.750	09/15/15	256,355
250,000	Medco Health Solutions, Inc	7.125	03/15/18	294,967
205,000	Medtronic, Inc	4.750	09/15/15	217,417
52

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Medtronic, Inc	0.875%	02/27/17	$298,343
250,000	Medtronic, Inc	1.375	04/01/18	245,813
200,000	Medtronic, Inc	5.600	03/15/19	230,391
1,305,000	Medtronic, Inc	4.450	03/15/20	1,432,634
250,000	Medtronic, Inc	2.750	04/01/23	236,484
500,000	Medtronic, Inc	3.625	03/15/24	502,052
200,000	Medtronic, Inc	4.500	03/15/42	201,697
150,000	Medtronic, Inc	4.000	04/01/43	139,156
500,000	Medtronic, Inc	4.625	03/15/44	513,746
350,000	NYU Hospitals Center	5.750	07/01/43	384,005
150,000	PerkinElmer, Inc	5.000	11/15/21	159,152
44,000	Quest Diagnostics, Inc	5.450	11/01/15	47,007
235,000	Quest Diagnostics, Inc	6.400	07/01/17	266,691
300,000	Quest Diagnostics, Inc	2.700	04/01/19	299,557
400,000	Quest Diagnostics, Inc	4.700	04/01/21	425,101
400,000	Quest Diagnostics, Inc	4.250	04/01/24	397,591
150,000	Quest Diagnostics, Inc	6.950	07/01/37	177,088
450,000	St. Jude Medical, Inc	2.500	01/15/16	461,655
200,000	St. Jude Medical, Inc	3.250	04/15/23	193,973
200,000	St. Jude Medical, Inc	4.750	04/15/43	200,119
150,000	Stryker Corp	3.000	01/15/15	152,618
150,000	Stryker Corp	2.000	09/30/16	153,944
200,000	Stryker Corp	1.300	04/01/18	195,772
90,000	Stryker Corp	4.375	01/15/20	97,710
200,000	Stryker Corp	4.100	04/01/43	192,251
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	172,873
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	563,691
175,000	Thermo Fisher Scientific, Inc	1.300	02/01/17	173,941
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	347,568
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	99,582
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	493,422
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	240,955
100,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	102,883
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	215,533
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,472
150,000	Zimmer Holdings, Inc	3.375	11/30/21	151,972
106,000	Zimmer Holdings, Inc	5.750	11/30/39	124,313
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			28,605,120

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000	Avon Products, Inc	2.375	03/15/16	101,617
100,000	Avon Products, Inc	6.500	03/01/19	111,602
150,000	Avon Products, Inc	4.600	03/15/20	152,483
150,000	Avon Products, Inc	5.000	03/15/23	150,271
100,000	Avon Products, Inc	6.950	03/15/43	100,542
25,000	Clorox Co	5.000	01/15/15	25,842
350,000	Clorox Co	3.550	11/01/15	364,608
100,000	Clorox Co	3.800	11/15/21	103,038
100,000	Clorox Co	3.050	09/15/22	96,062
400,000	Colgate-Palmolive Co	1.300	01/15/17	403,958
300,000	Colgate-Palmolive Co	0.900	05/01/18	289,182
300,000	Colgate-Palmolive Co	1.750	03/15/19	296,738
53

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Colgate-Palmolive Co	2.300%	05/03/22	$190,231
200,000		Colgate-Palmolive Co	1.950	02/01/23	180,550
300,000		Colgate-Palmolive Co	3.250	03/15/24	296,359
60,000		Colgate-Palmolive Co	6.450	06/16/28	74,883
150,000		Ecolab, Inc	2.375	12/08/14	151,877
300,000		Ecolab, Inc	1.000	08/09/15	300,924
100,000		Ecolab, Inc	3.000	12/08/16	104,787
250,000		Ecolab, Inc	1.450	12/08/17	246,817
350,000		Ecolab, Inc	4.350	12/08/21	376,600
100,000		Ecolab, Inc	5.500	12/08/41	113,899
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	186,143
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	119,375
400,000		Procter & Gamble Co	0.750	11/04/16	398,876
400,000		Procter & Gamble Co	1.600	11/15/18	396,793
1,825,000		Procter & Gamble Co	4.700	02/15/19	2,045,944
800,000		Procter & Gamble Co	2.300	02/06/22	765,208
300,000		Procter & Gamble Co	3.100	08/15/23	296,279
225,000		Procter & Gamble Co	5.550	03/05/37	267,345
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,708,833

INSURANCE - 1.2%
85,000		ACE INA Holdings, Inc	5.875	06/15/14	85,908
200,000		ACE INA Holdings, Inc	5.600	05/15/15	211,042
100,000		ACE INA Holdings, Inc	2.600	11/23/15	102,991
25,000		ACE INA Holdings, Inc	5.800	03/15/18	28,375
500,000		ACE INA Holdings, Inc	5.900	06/15/19	585,011
250,000		ACE INA Holdings, Inc	2.700	03/13/23	236,331
150,000		ACE INA Holdings, Inc	4.150	03/13/43	142,338
400,000		Aegon NV	4.625	12/01/15	424,370
125,000		Aetna, Inc	1.500	11/15/17	124,742
200,000		Aetna, Inc	6.500	09/15/18	235,878
300,000		Aetna, Inc	2.200	03/15/19	297,468
250,000		Aetna, Inc	3.950	09/01/20	264,029
500,000		Aetna, Inc	2.750	11/15/22	469,651
240,000		Aetna, Inc	6.625	06/15/36	301,838
350,000		Aetna, Inc	4.500	05/15/42	344,165
500,000		Aetna, Inc	4.125	11/15/42	465,706
200,000		Aetna, Inc	4.750	03/15/44	202,986
200,000		Aflac, Inc	8.500	05/15/19	257,052
300,000		Aflac, Inc	4.000	02/15/22	314,980
300,000		Aflac, Inc	3.625	06/15/23	302,343
125,000		Aflac, Inc	6.900	12/17/39	162,274
300,000		Alleghany Corp	4.950	06/27/22	323,641
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	113,721
1,250,000		Allstate Corp	3.150	06/15/23	1,227,935
100,000		Allstate Corp	4.500	06/15/43	100,545
200,000	i	Allstate Corp	5.750	08/15/53	210,000
100,000		American Financial Group, Inc	9.875	06/15/19	128,784
700,000		American International Group, Inc	3.800	03/22/17	748,930
1,350,000		American International Group, Inc	8.250	08/15/18	1,687,488
750,000		American International Group, Inc	3.375	08/15/20	765,669
900,000		American International Group, Inc	6.400	12/15/20	1,072,298
54

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		American International Group, Inc	4.875%	06/01/22	$985,520
300,000		American International Group, Inc	4.125	02/15/24	306,352
800,000		American International Group, Inc	6.250	05/01/36	988,670
328,000		American International Group, Inc	6.820	11/15/37	429,011
200,000		Aon Corp	3.125	05/27/16	207,885
50,000		Aon Corp	5.000	09/30/20	55,450
200,000		Aon Corp	6.250	09/30/40	243,699
200,000		Aon plc	4.000	11/27/23	203,066
100,000		Aon plc	4.250	12/12/42	91,677
200,000		Aon plc	4.450	05/24/43	190,391
300,000		Arch Capital Group US, Inc	5.144	11/01/43	315,912
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	201,932
100,000		Assurant, Inc	2.500	03/15/18	99,360
100,000		Assurant, Inc	4.000	03/15/23	98,560
100,000		Assurant, Inc	6.750	02/15/34	113,593
270,000		AXA S.A.	8.600	12/15/30	348,300
200,000		AXIS Specialty Finance plc	2.650	04/01/19	199,704
50,000		AXIS Specialty Finance plc	5.875	06/01/20	56,582
200,000		AXIS Specialty Finance plc	5.150	04/01/45	201,347
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	344,756
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	309,526
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	303,669
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	221,214
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	855,964
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	603,464
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	202,722
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	398,724
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	293,072
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	95,579
40,000		Chubb Corp	5.750	05/15/18	45,811
350,000		Chubb Corp	6.000	05/11/37	427,446
300,000	i	Chubb Corp	6.375	03/29/67	333,000
400,000		Cigna Corp	5.375	02/15/42	439,604
540,000		CIGNA Corp	5.125	06/15/20	597,965
400,000		CIGNA Corp	4.500	03/15/21	432,054
200,000		Cincinnati Financial Corp	6.920	05/15/28	240,477
200,000		CNA Financial Corp	5.850	12/15/14	207,278
40,000		CNA Financial Corp	6.500	08/15/16	44,901
500,000		CNA Financial Corp	5.750	08/15/21	575,824
125,000		CNA Financial Corp	3.950	05/15/24	125,571
250,000		Fidelity National Financial, Inc	5.500	09/01/22	266,175
100,000		First American Financial Corp	4.300	02/01/23	98,020
260,000		Genworth Financial, Inc	7.200	02/15/21	311,394
300,000		Genworth Financial, Inc	7.625	09/24/21	369,567
100,000		Genworth Holdings, Inc	4.900	08/15/23	104,861
300,000		Genworth Holdings, Inc	4.800	02/15/24	312,081
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	278,151
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	406,009
750,000		Hartford Financial Services Group, Inc	4.300	04/15/43	699,796
300,000		Humana, Inc	6.450	06/01/16	333,221
100,000		Humana, Inc	3.150	12/01/22	95,135
100,000		Humana, Inc	8.150	06/15/38	140,585
55

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Humana, Inc	4.625%	12/01/42	$192,878
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	103,169
300,000		ING US, Inc	2.900	02/15/18	307,385
150,000		ING US, Inc	5.500	07/15/22	168,257
200,000		ING US, Inc	5.700	07/15/43	226,213
400,000		Leucadia National Corp	5.500	10/18/23	416,734
300,000		Lincoln National Corp	4.300	06/15/15	312,033
200,000		Lincoln National Corp	8.750	07/01/19	257,863
400,000		Lincoln National Corp	4.200	03/15/22	419,155
525,000		Lincoln National Corp	4.000	09/01/23	533,878
30,000		Lincoln National Corp	6.150	04/07/36	35,668
150,000		Lincoln National Corp	7.000	06/15/40	197,370
100,000		Loews Corp	5.250	03/15/16	108,247
200,000		Loews Corp	2.625	05/15/23	183,422
200,000		Loews Corp	4.125	05/15/43	180,207
100,000		Manulife Financial Corp	3.400	09/17/15	103,651
100,000		Manulife Financial Corp	4.900	09/17/20	108,678
100,000		Markel Corp	7.125	09/30/19	120,285
150,000		Markel Corp	4.900	07/01/22	160,214
100,000		Markel Corp	3.625	03/30/23	97,232
100,000		Markel Corp	5.000	03/30/43	98,404
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	202,760
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	153,282
100,000		Marsh & McLennan Cos, Inc	2.550	10/15/18	101,300
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	162,253
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	163,976
200,000		Marsh & McLennan Cos, Inc	4.050	10/15/23	202,098
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	177,848
280,000		MetLife, Inc	5.000	06/15/15	294,776
575,000		MetLife, Inc	6.750	06/01/16	644,840
175,000		MetLife, Inc	1.756	12/15/17	176,490
1,050,000		MetLife, Inc	4.750	02/08/21	1,168,130
700,000		MetLife, Inc	3.048	12/15/22	678,699
325,000		MetLife, Inc	4.368	09/15/23	346,143
50,000		MetLife, Inc	6.375	06/15/34	62,842
405,000		MetLife, Inc	5.700	06/15/35	469,342
130,000		MetLife, Inc	5.875	02/06/41	154,130
200,000		MetLife, Inc	4.125	08/13/42	187,857
600,000		MetLife, Inc	4.875	11/13/43	622,936
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	202,885
20,000		Nationwide Financial Services	6.750	05/15/37	20,000
200,000		Navigators Group, Inc	5.750	10/15/23	216,392
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	500,176
100,000		PartnerRe Ltd	5.500	06/01/20	111,512
100,000	g	Primerica, Inc	4.750	07/15/22	105,785
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,282
130,000		Principal Financial Group, Inc	8.875	05/15/19	166,173
100,000		Principal Financial Group, Inc	3.300	09/15/22	97,442
150,000		Principal Financial Group, Inc	3.125	05/15/23	143,100
100,000		Principal Financial Group, Inc	6.050	10/15/36	117,924
100,000		Principal Financial Group, Inc	4.625	09/15/42	97,813
200,000		Principal Financial Group, Inc	4.350	05/15/43	188,463
56

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$120,000		Progressive Corp	6.250%	12/01/32	$150,413
300,000	i	Progressive Corp	6.700	06/15/37	330,000
100,000		Protective Life Corp	7.375	10/15/19	121,404
295,000		Prudential Financial, Inc	5.100	09/20/14	301,415
200,000		Prudential Financial, Inc	4.750	09/17/15	211,289
300,000		Prudential Financial, Inc	3.000	05/12/16	312,613
60,000		Prudential Financial, Inc	6.100	06/15/17	68,169
100,000		Prudential Financial, Inc	2.300	08/15/18	100,199
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,249,755
300,000		Prudential Financial, Inc	4.500	11/16/21	325,661
400,000		Prudential Financial, Inc	5.750	07/15/33	449,791
450,000		Prudential Financial, Inc	6.200	11/15/40	544,389
125,000	i	Prudential Financial, Inc	5.875	09/15/42	130,469
500,000	i	Prudential Financial, Inc	5.625	06/15/43	510,000
150,000		Prudential Financial, Inc	5.100	08/15/43	157,377
100,000	i	Prudential Financial, Inc	5.200	03/15/44	99,250
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	164,239
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	108,603
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	262,561
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	101,881
250,000		Torchmark Corp	3.800	09/15/22	249,559
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	107,831
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	26,371
610,000		Travelers Cos, Inc	5.800	05/15/18	698,251
130,000		Travelers Cos, Inc	5.900	06/02/19	152,097
600,000		Travelers Cos, Inc	5.350	11/01/40	677,970
200,000		Travelers Cos, Inc	4.600	08/01/43	204,675
100,000		Travelers Property Casualty Corp	6.375	03/15/33	125,564
100,000		UnitedHealth Group, Inc	5.375	03/15/16	108,834
325,000		UnitedHealth Group, Inc	1.400	10/15/17	324,120
324,000		UnitedHealth Group, Inc	6.000	02/15/18	372,877
900,000		UnitedHealth Group, Inc	1.625	03/15/19	875,375
700,000		UnitedHealth Group, Inc	4.700	02/15/21	772,213
325,000		UnitedHealth Group, Inc	2.750	02/15/23	305,970
200,000		UnitedHealth Group, Inc	2.875	03/15/23	189,659
365,000		UnitedHealth Group, Inc	6.625	11/15/37	469,761
250,000		UnitedHealth Group, Inc	6.875	02/15/38	328,970
150,000		UnitedHealth Group, Inc	4.625	11/15/41	150,662
300,000		UnitedHealth Group, Inc	4.375	03/15/42	291,919
350,000		UnitedHealth Group, Inc	3.950	10/15/42	316,831
200,000		UnitedHealth Group, Inc	4.250	03/15/43	190,516
100,000		Unitrin, Inc	6.000	11/30/15	106,185
110,000		Unum Group	5.625	09/15/20	123,785
200,000		Unum Group	4.000	03/15/24	200,250
200,000		Verisk Analytics, Inc	5.800	05/01/21	221,936
200,000		WellPoint, Inc	1.250	09/10/15	201,339
200,000		WellPoint, Inc	1.875	01/15/18	198,502
1,250,000		WellPoint, Inc	2.300	07/15/18	1,253,459
150,000		WellPoint, Inc	3.700	08/15/21	153,163
800,000		WellPoint, Inc	3.125	05/15/22	765,572
200,000		WellPoint, Inc	3.300	01/15/23	191,797
300,000		WellPoint, Inc	4.625	05/15/42	289,415
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	WellPoint, Inc	4.650%	01/15/43	$193,633
500,000	WellPoint, Inc	5.100	01/15/44	519,064
200,000	Willis Group Holdings plc	5.750	03/15/21	221,377
165,000	WR Berkley Corp	5.375	09/15/20	181,407
250,000	WR Berkley Corp	4.625	03/15/22	262,555
350,000	XL Capital Ltd	6.375	11/15/24	415,494
100,000	XL Group PLC	5.250	09/15/14	102,063
200,000	XLIT Ltd	2.300	12/15/18	198,394
200,000	XLIT Ltd	5.250	12/15/43	211,975
	TOTAL INSURANCE			58,808,576

MATERIALS - 1.2%
300,000	3M Co	1.375	09/29/16	305,510
200,000	3M Co	1.000	06/26/17	199,184
200,000	3M Co	2.000	06/26/22	186,559
190,000	3M Co	5.700	03/15/37	228,365
100,000	Agrium, Inc	6.750	01/15/19	117,654
150,000	Agrium, Inc	3.150	10/01/22	141,677
200,000	Agrium, Inc	3.500	06/01/23	194,264
100,000	Agrium, Inc	6.125	01/15/41	113,817
200,000	Agrium, Inc	4.900	06/01/43	197,659
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	197,746
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	147,749
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	140,700
180,000	Airgas, Inc	4.500	09/15/14	183,001
200,000	Airgas, Inc	1.650	02/15/18	195,713
250,000	Airgas, Inc	2.900	11/15/22	233,515
100,000	Albemarle Corp	4.500	12/15/20	106,343
200,000	Alcoa, Inc	5.550	02/01/17	218,675
430,000	Alcoa, Inc	6.150	08/15/20	468,586
550,000	Alcoa, Inc	5.400	04/15/21	577,037
800,000	Alcoa, Inc	5.870	02/23/22	843,565
250,000	Alcoa, Inc	5.950	02/01/37	242,216
100,000	Allegheny Technologies, Inc	5.950	01/15/21	105,550
300,000	Allegheny Technologies, Inc	5.875	08/15/23	313,788
200,000	Avery Dennison Corp	3.350	04/15/23	189,140
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	178,686
350,000	Barrick Gold Corp	6.950	04/01/19	410,465
250,000	Barrick Gold Corp	3.850	04/01/22	238,794
725,000	Barrick Gold Corp	4.100	05/01/23	687,760
250,000	Barrick Gold Corp	5.250	04/01/42	228,309
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,511,439
300,000	Barrick North America Finance LLC	5.750	05/01/43	292,297
110,000	Bemis Co, Inc	5.650	08/01/14	111,841
100,000	Bemis Co, Inc	6.800	08/01/19	118,677
460,000	BHP Billiton Finance Ltd	5.400	03/29/17	514,544
400,000	BHP Billiton Finance USA Ltd	5.500	04/01/14	400,000
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	507,179
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	300,750
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	540,305
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	101,116
800,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	784,478
58

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$975,000	BHP Billiton Finance USA Ltd	3.850%	09/30/23	$998,837
200,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	186,002
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	529,091
400,000	Braskem Finance Ltd	6.450	02/03/24	409,500
200,000	Cabot Corp	3.700	07/15/22	194,909
200,000	Carpenter Technology Corp	4.450	03/01/23	200,652
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	228,689
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	102,751
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	100,481
350,000	CF Industries, Inc	7.125	05/01/20	416,135
200,000	CF Industries, Inc	3.450	06/01/23	192,751
500,000	CF Industries, Inc	5.150	03/15/34	514,101
200,000	CF Industries, Inc	4.950	06/01/43	194,393
500,000	CF Industries, Inc	5.375	03/15/44	521,284
250,000	Church & Dwight Co, Inc	2.875	10/01/22	238,348
300,000	Cliffs Natural Resources, Inc	3.950	01/15/18	301,542
50,000	Cliffs Natural Resources, Inc	4.800	10/01/20	49,094
200,000	Cliffs Natural Resources, Inc	4.875	04/01/21	194,807
150,000	Cliffs Natural Resources, Inc	6.250	10/01/40	129,994
100,000	Corning, Inc	1.450	11/15/17	97,991
225,000	Corning, Inc	4.250	08/15/20	244,151
200,000	Corning, Inc	3.700	11/15/23	202,622
100,000	Corning, Inc	5.750	08/15/40	115,670
200,000	Corning, Inc	4.750	03/15/42	204,495
150,000	Cytec Industries, Inc	3.500	04/01/23	142,046
200,000	Domtar Corp	4.400	04/01/22	199,275
100,000	Domtar Corp	6.250	09/01/42	104,703
100,000	Domtar Corp	6.750	02/15/44	111,092
591,000	Dow Chemical Co	8.550	05/15/19	756,744
1,500,000	Dow Chemical Co	4.250	11/15/20	1,586,643
500,000	Dow Chemical Co	4.125	11/15/21	523,635
550,000	Dow Chemical Co	3.000	11/15/22	522,803
350,000	Dow Chemical Co	5.250	11/15/41	365,771
375,000	Dow Chemical Co	4.375	11/15/42	346,156
175,000	Eastman Chemical Co	2.400	06/01/17	178,325
165,000	Eastman Chemical Co	5.500	11/15/19	185,884
250,000	Eastman Chemical Co	3.600	08/15/22	248,129
150,000	Eastman Chemical Co	4.800	09/01/42	148,022
90,000	EI du Pont de Nemours & Co	5.250	12/15/16	100,214
700,000	EI du Pont de Nemours & Co	6.000	07/15/18	814,946
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,565,283
300,000	EI du Pont de Nemours & Co	2.800	02/15/23	283,567
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	214,218
100,000	FMC Corp	3.950	02/01/22	102,074
200,000	FMC Corp	4.100	02/01/24	203,580
2,250,000	Freeport-McMoRan Copper & Gold, Inc	2.375	03/15/18	2,243,542
300,000	Freeport-McMoRan Copper & Gold, Inc	3.100	03/15/20	291,846
650,000	Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	620,762
675,000	Freeport-McMoRan Copper & Gold, Inc	3.875	03/15/23	645,417
400,000	Freeport-McMoRan Copper & Gold, Inc	5.450	03/15/43	393,348
200,000	Georgia-Pacific LLC	7.700	06/15/15	216,368
300,000	Georgia-Pacific LLC	8.000	01/15/24	394,215
59

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Georgia-Pacific LLC	7.750%	11/15/29	$328,920
250,000		Goldcorp, Inc	2.125	03/15/18	247,129
250,000		Goldcorp, Inc	3.700	03/15/23	235,669
100,000		Hubbell, Inc	3.625	11/15/22	99,125
300,000		International Flavors & Fragrances, Inc	3.200	05/01/23	285,741
600,000		International Paper Co	7.950	06/15/18	733,829
144,000		International Paper Co	9.375	05/15/19	188,021
330,000		International Paper Co	7.500	08/15/21	415,181
170,000		International Paper Co	7.300	11/15/39	221,780
450,000		International Paper Co	6.000	11/15/41	515,940
330,000		Kimberly-Clark Corp	6.250	07/15/18	385,342
225,000		Kimberly-Clark Corp	3.625	08/01/20	235,936
100,000		Kimberly-Clark Corp	3.875	03/01/21	105,088
125,000		Kimberly-Clark Corp	2.400	03/01/22	119,543
200,000		Kimberly-Clark Corp	2.400	06/01/23	186,251
200,000		Kimberly-Clark Corp	6.625	08/01/37	264,265
200,000		Kimberly-Clark Corp	3.700	06/01/43	178,443
150,000		Kinross Gold Corp	5.125	09/01/21	148,633
500,000	g	Kinross Gold Corp	5.950	03/15/24	500,913
92,000		Lubrizol Corp	8.875	02/01/19	118,844
150,000		Lubrizol Corp	6.500	10/01/34	189,744
300,000		LYB International Finance BV	4.000	07/15/23	305,953
300,000		LYB International Finance BV	5.250	07/15/43	315,922
300,000		LYB International Finance BV	4.875	03/15/44	299,458
500,000		LyondellBasell Industries NV	5.000	04/15/19	556,729
300,000		LyondellBasell Industries NV	6.000	11/15/21	351,406
300,000		LyondellBasell Industries NV	5.750	04/15/24	345,596
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	284,033
150,000		Methanex Corp	3.250	12/15/19	149,751
200,000		Monsanto Co	2.750	04/15/16	207,932
200,000		Monsanto Co	1.850	11/15/18	198,493
100,000		Monsanto Co	2.200	07/15/22	92,811
150,000		Monsanto Co	5.500	08/15/25	174,492
100,000		Monsanto Co	3.600	07/15/42	88,813
200,000		Monsanto Co	4.650	11/15/43	209,638
100,000		NewMarket Corp	4.100	12/15/22	98,382
200,000		Newmont Mining Corp	5.125	10/01/19	212,708
600,000		Newmont Mining Corp	3.500	03/15/22	544,324
298,000		Newmont Mining Corp	5.875	04/01/35	279,217
135,000		Newmont Mining Corp	6.250	10/01/39	130,725
300,000		Newmont Mining Corp	4.875	03/15/42	242,912
100,000		Nucor Corp	5.750	12/01/17	113,176
130,000		Nucor Corp	5.850	06/01/18	147,979
300,000		Nucor Corp	4.125	09/15/22	306,890
500,000		Nucor Corp	4.000	08/01/23	498,652
300,000		Nucor Corp	5.200	08/01/43	304,207
43,000		Owens Corning	9.000	06/15/19	53,270
200,000		Owens Corning	4.200	12/15/22	198,344
150,000		Packaging Corp of America	3.900	06/15/22	149,739
250,000		Packaging Corp of America	4.500	11/01/23	258,779
100,000		Plum Creek Timberlands LP	4.700	03/15/21	105,086
300,000		Plum Creek Timberlands LP	3.250	03/15/23	281,603
60

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$650,000	Potash Corp of Saskatchewan, Inc	4.875%	03/30/20	$717,075
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	396,708
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	227,740
150,000	PPG Industries, Inc	2.700	08/15/22	141,103
150,000	PPG Industries, Inc	6.650	03/15/18	173,999
300,000	PPG Industries, Inc	3.600	11/15/20	304,740
440,000	Praxair, Inc	3.250	09/15/15	457,002
200,000	Praxair, Inc	1.050	11/07/17	195,973
250,000	Praxair, Inc	2.200	08/15/22	230,651
625,000	Praxair, Inc	3.550	11/07/42	541,219
150,000	Rio Tinto Finance USA Ltd	2.500	05/20/16	154,859
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,762,790
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	583,758
200,000	Rio Tinto Finance USA Ltd	4.125	05/20/21	210,734
200,000	Rio Tinto Finance USA Ltd	3.750	09/20/21	205,984
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	317,830
150,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	158,810
300,000	Rio Tinto Finance USA plc	1.375	06/17/16	302,578
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	801,497
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	299,975
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	400,152
625,000	Rio Tinto Finance USA plc	2.875	08/21/22	594,872
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	199,197
400,000	Rio Tinto Finance USA plc	4.125	08/21/42	363,785
500,000	Rock Tenn Co	4.900	03/01/22	534,638
58,000	Rohm and Haas Co	6.000	09/15/17	65,927
100,000	RPM International, Inc	6.125	10/15/19	112,931
300,000	RPM International, Inc	3.450	11/15/22	282,319
100,000	Sherwin-Williams Co	3.125	12/15/14	101,775
175,000	Sherwin-Williams Co	1.350	12/15/17	172,323
200,000	Sherwin-Williams Co	4.000	12/15/42	182,878
150,000	Sonoco Products Co	5.750	11/01/40	167,481
200,000	Southern Copper Corp	5.375	04/16/20	215,598
100,000	Southern Copper Corp	7.500	07/27/35	109,889
680,000	Southern Copper Corp	6.750	04/16/40	692,065
50,000	Teck Resources Ltd	3.850	08/15/17	52,797
100,000	Teck Resources Ltd	2.500	02/01/18	100,357
300,000	Teck Resources Ltd	3.000	03/01/19	299,975
600,000	Teck Resources Ltd	4.500	01/15/21	618,198
275,000	Teck Resources Ltd	4.750	01/15/22	281,735
100,000	Teck Resources Ltd	3.750	02/01/23	93,993
100,000	Teck Resources Ltd	6.250	07/15/41	103,242
700,000	Teck Resources Ltd	5.200	03/01/42	633,648
150,000	Teck Resources Ltd	5.400	02/01/43	141,312
450,000	Vale S.A.	5.625	09/11/42	420,936
150,000	Valspar Corp	4.200	01/15/22	153,656
	TOTAL MATERIALS			61,343,612

MEDIA - 1.0%
100,000	CBS Corp	1.950	07/01/17	101,232
50,000	CBS Corp	5.750	04/15/20	56,793
445,000	CBS Corp	4.300	02/15/21	470,043
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	CBS Corp	3.375%	03/01/22	$489,792
500,000	CBS Corp	7.875	07/30/30	655,337
200,000	CBS Corp	4.850	07/01/42	192,659
450,000	Comcast Cable Communications LLC	8.875	05/01/17	549,008
1,595,000	Comcast Corp	5.150	03/01/20	1,806,071
1,350,000	Comcast Corp	3.125	07/15/22	1,334,463
800,000	Comcast Corp	2.850	01/15/23	771,274
500,000	Comcast Corp	3.600	03/01/24	502,708
625,000	Comcast Corp	4.250	01/15/33	612,591
129,000	Comcast Corp	7.050	03/15/33	167,596
345,000	Comcast Corp	5.650	06/15/35	389,860
350,000	Comcast Corp	6.950	08/15/37	454,636
780,000	Comcast Corp	6.400	03/01/40	960,405
350,000	Comcast Corp	4.650	07/15/42	349,100
300,000	Comcast Corp	4.500	01/15/43	292,599
500,000	Comcast Corp	4.750	03/01/44	507,516
91,000	COX Communications, Inc	5.450	12/15/14	94,058
50,000	DIRECTV Holdings LLC	4.750	10/01/14	50,978
600,000	DIRECTV Holdings LLC	3.550	03/15/15	616,451
100,000	DIRECTV Holdings LLC	3.500	03/01/16	104,526
500,000	DIRECTV Holdings LLC	2.400	03/15/17	510,914
500,000	DIRECTV Holdings LLC	1.750	01/15/18	492,200
285,000	DIRECTV Holdings LLC	5.200	03/15/20	312,073
500,000	DIRECTV Holdings LLC	4.600	02/15/21	527,531
1,050,000	DIRECTV Holdings LLC	5.000	03/01/21	1,128,932
250,000	DIRECTV Holdings LLC	3.800	03/15/22	247,385
1,000,000	DIRECTV Holdings LLC	4.450	04/01/24	1,002,821
145,000	DIRECTV Holdings LLC	6.000	08/15/40	151,169
100,000	DIRECTV Holdings LLC	6.375	03/01/41	108,701
550,000	DIRECTV Holdings LLC	5.150	03/15/42	519,965
510,000	Discovery Communications LLC	5.050	06/01/20	565,925
100,000	Discovery Communications LLC	4.375	06/15/21	105,754
500,000	Discovery Communications LLC	3.300	05/15/22	487,638
600,000	Discovery Communications LLC	3.250	04/01/23	577,079
100,000	Discovery Communications LLC	6.350	06/01/40	115,920
100,000	Discovery Communications LLC	4.950	05/15/42	98,412
125,000	Discovery Communications LLC	4.875	04/01/43	121,761
550,000	Grupo Televisa S.A.	6.625	03/18/25	637,582
348,000	Historic TW, Inc	6.625	05/15/29	418,860
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	199,624
100,000	Interpublic Group of Cos, Inc	6.250	11/15/14	103,125
300,000	Interpublic Group of Cos, Inc	2.250	11/15/17	302,823
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	99,699
900,000	NBC Universal Media LLC	4.450	01/15/43	870,703
1,235,000	NBC Universal Media LLC	3.650	04/30/15	1,275,161
585,000	NBC Universal Media LLC	5.150	04/30/20	660,896
820,000	NBC Universal Media LLC	4.375	04/01/21	889,886
375,000	NBC Universal Media LLC	2.875	01/15/23	362,244
95,000	NBC Universal Media LLC	6.400	04/30/40	117,534
150,000	NBC Universal Media LLC	5.950	04/01/41	177,068
355,000	News America, Inc	7.250	05/18/18	427,468
1,250,000	News America, Inc	3.000	09/15/22	1,200,670
62

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,325,000	News America, Inc	6.200%	12/15/34	$1,544,305
1,000,000	News America, Inc	6.150	02/15/41	1,176,176
200,000	Omnicom Group, Inc	5.900	04/15/16	218,783
200,000	Omnicom Group, Inc	4.450	08/15/20	213,322
700,000	Omnicom Group, Inc	3.625	05/01/22	695,169
500,000	Time Warner Cable, Inc	5.850	05/01/17	562,136
170,000	Time Warner Cable, Inc	6.750	07/01/18	199,278
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,151,171
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,370,552
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,348,582
500,000	Time Warner Cable, Inc	6.550	05/01/37	580,715
175,000	Time Warner Cable, Inc	6.750	06/15/39	207,414
690,000	Time Warner Cable, Inc	5.875	11/15/40	747,656
300,000	Time Warner Cable, Inc	5.500	09/01/41	312,783
1,050,000	Time Warner Cable, Inc	4.500	09/15/42	963,875
490,000	Time Warner, Inc	3.150	07/15/15	506,074
628,000	Time Warner, Inc	5.875	11/15/16	703,742
450,000	Time Warner, Inc	4.750	03/29/21	492,356
1,400,000	Time Warner, Inc	3.400	06/15/22	1,392,574
650,000	Time Warner, Inc	4.050	12/15/23	667,070
785,000	Time Warner, Inc	6.500	11/15/36	930,731
350,000	Time Warner, Inc	6.100	07/15/40	403,342
150,000	Time Warner, Inc	6.250	03/29/41	175,722
900,000	Time Warner, Inc	4.900	06/15/42	903,220
200,000	Time Warner, Inc	5.350	12/15/43	213,141
406,000	Viacom, Inc	4.375	09/15/14	412,950
300,000	Viacom, Inc	1.250	02/27/15	301,801
250,000	Viacom, Inc	2.500	09/01/18	252,802
500,000	Viacom, Inc	2.200	04/01/19	495,743
400,000	Viacom, Inc	3.875	12/15/21	408,286
500,000	Viacom, Inc	3.125	06/15/22	481,717
200,000	Viacom, Inc	3.250	03/15/23	192,832
250,000	Viacom, Inc	4.250	09/01/23	257,185
400,000	Viacom, Inc	3.875	04/01/24	399,018
200,000	Viacom, Inc	4.500	02/27/42	182,344
504,000	Viacom, Inc	4.375	03/15/43	447,896
100,000	Viacom, Inc	4.875	06/15/43	96,066
250,000	Viacom, Inc	5.850	09/01/43	274,709
500,000	Viacom, Inc	5.250	04/01/44	510,872
261,000	WPP Finance 2010	4.750	11/21/21	280,427
300,000	WPP Finance 2010	3.625	09/07/22	295,082
200,000	WPP Finance 2010	5.625	11/15/43	210,695
	TOTAL MEDIA			49,527,533

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
350,000	Abbott Laboratories	5.125	04/01/19	396,727
500,000	Abbott Laboratories	5.300	05/27/40	577,503
1,700,000	AbbVie, Inc	1.200	11/06/15	1,714,508
800,000	AbbVie, Inc	1.750	11/06/17	802,528
700,000	AbbVie, Inc	2.000	11/06/18	694,169
1,075,000	AbbVie, Inc	4.400	11/06/42	1,051,661
300,000	Amgen, Inc	2.500	11/15/16	310,014
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Amgen, Inc	2.125%	05/15/17	$305,881
550,000	Amgen, Inc	5.850	06/01/17	622,327
75,000	Amgen, Inc	4.500	03/15/20	81,081
250,000	Amgen, Inc	3.450	10/01/20	256,571
700,000	Amgen, Inc	4.100	06/15/21	740,569
500,000	Amgen, Inc	3.625	05/15/22	507,212
500,000	Amgen, Inc	6.375	06/01/37	602,514
1,000,000	Amgen, Inc	6.400	02/01/39	1,214,656
150,000	Amgen, Inc	4.950	10/01/41	151,442
400,000	Amgen, Inc	5.150	11/15/41	412,087
300,000	Amgen, Inc	5.375	05/15/43	320,531
800,000	AstraZeneca plc	5.900	09/15/17	919,694
600,000	AstraZeneca plc	6.450	09/15/37	753,597
450,000	AstraZeneca plc	4.000	09/18/42	416,236
100,000	Biogen Idec, Inc	6.875	03/01/18	117,707
250,000	Bristol-Myers Squibb Co	0.875	08/01/17	246,317
200,000	Bristol-Myers Squibb Co	1.750	03/01/19	196,275
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	196,367
303,000	Bristol-Myers Squibb Co	6.125	05/01/38	377,198
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	529,049
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	201,098
200,000	Celgene Corp	1.900	08/15/17	201,768
300,000	Celgene Corp	2.300	08/15/18	300,226
200,000	Celgene Corp	3.950	10/15/20	209,000
300,000	Celgene Corp	3.250	08/15/22	292,371
300,000	Celgene Corp	5.250	08/15/43	320,824
375,000	Eli Lilly & Co	5.200	03/15/17	419,171
200,000	Eli Lilly & Co	1.950	03/15/19	198,393
200,000	Eli Lilly & Co	7.125	06/01/25	261,419
450,000	Eli Lilly & Co	5.550	03/15/37	518,865
200,000	Eli Lilly & Co	4.650	06/15/44	205,961
125,000	Genentech, Inc	4.750	07/15/15	131,670
100,000	Genentech, Inc	5.250	07/15/35	112,016
275,000	Genzyme Corp	3.625	06/15/15	284,829
100,000	Gilead Sciences, Inc	2.400	12/01/14	101,205
200,000	Gilead Sciences, Inc	2.050	04/01/19	198,197
600,000	Gilead Sciences, Inc	4.500	04/01/21	657,023
650,000	Gilead Sciences, Inc	4.400	12/01/21	702,240
425,000	Gilead Sciences, Inc	3.700	04/01/24	425,178
100,000	Gilead Sciences, Inc	5.650	12/01/41	114,549
475,000	Gilead Sciences, Inc	4.800	04/01/44	488,967
400,000	GlaxoSmithKline Capital, Inc	4.375	04/15/14	400,522
300,000	GlaxoSmithKline Capital, Inc	0.700	03/18/16	300,058
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,198,931
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	215,753
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	399,872
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	945,908
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	339,374
900,000	Johnson & Johnson	2.150	05/15/16	928,715
500,000	Johnson & Johnson	1.650	12/05/18	497,061
500,000	Johnson & Johnson	3.375	12/05/23	512,901
650,000	Johnson & Johnson	4.375	12/05/33	681,849
64

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$375,000		Johnson & Johnson	5.850%	07/15/38	$464,906
180,000		Johnson & Johnson	4.500	09/01/40	186,337
150,000		Johnson & Johnson	4.850	05/15/41	164,245
300,000		Johnson & Johnson	4.500	12/05/43	311,634
115,000		Life Technologies Corp	3.500	01/15/16	119,818
300,000		Life Technologies Corp	5.000	01/15/21	333,561
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	420,619
400,000		Merck & Co, Inc	0.700	05/18/16	400,420
785,000		Merck & Co, Inc	6.000	09/15/17	903,650
200,000		Merck & Co, Inc	1.100	01/31/18	196,073
400,000		Merck & Co, Inc	1.300	05/18/18	391,119
1,500,000		Merck & Co, Inc	3.875	01/15/21	1,600,437
200,000		Merck & Co, Inc	2.400	09/15/22	187,039
600,000		Merck & Co, Inc	2.800	05/18/23	569,932
150,000		Merck & Co, Inc	6.500	12/01/33	195,232
100,000		Merck & Co, Inc	3.600	09/15/42	87,735
450,000		Merck & Co, Inc	4.150	05/18/43	431,179
500,000		Mylan, Inc	1.800	06/24/16	507,005
163,000		Mylan, Inc	1.350	11/29/16	163,296
500,000		Mylan, Inc	2.600	06/24/18	503,755
100,000		Mylan, Inc	2.550	03/28/19	98,929
200,000		Mylan, Inc	4.200	11/29/23	200,702
200,000		Mylan, Inc	5.400	11/29/43	207,611
1,245,000		Novartis Capital Corp	2.900	04/24/15	1,279,406
390,000		Novartis Capital Corp	4.400	04/24/20	428,386
300,000		Novartis Capital Corp	2.400	09/21/22	283,511
750,000		Novartis Capital Corp	3.400	05/06/24	749,092
400,000		Novartis Capital Corp	3.700	09/21/42	361,656
750,000		Novartis Capital Corp	4.400	05/06/44	756,768
125,000	g	Perrigo Co Ltd	1.300	11/08/16	124,745
100,000	g	Perrigo Co Ltd	2.300	11/08/18	98,914
100,000	g	Perrigo Co Ltd	4.000	11/15/23	99,961
100,000	g	Perrigo Co Ltd	5.300	11/15/43	105,265
300,000		Pfizer, Inc	0.900	01/15/17	298,941
300,000		Pfizer, Inc	1.500	06/15/18	295,755
1,460,000		Pfizer, Inc	6.200	03/15/19	1,728,582
300,000		Pfizer, Inc	3.000	06/15/23	290,940
500,000		Pfizer, Inc	4.300	06/15/43	493,738
175,000		Sanofi	1.250	04/10/18	171,207
800,000		Sanofi-Aventis S.A.	2.625	03/29/16	831,332
750,000		Sanofi-Aventis S.A.	4.000	03/29/21	805,073
540,000		Schering-Plough Corp	6.550	09/15/37	700,644
100,000		Sigma-Aldrich Corp	3.375	11/01/20	101,973
600,000		Teva Pharmaceutical Finance Co BV	2.400	11/10/16	619,955
400,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	371,751
600,000		Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	616,385
200,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	191,009
350,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	397,721
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	248,876
575,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	551,237
250,000		Watson Pharmaceuticals, Inc	4.625	10/01/42	238,908
500,000		Wyeth LLC	5.450	04/01/17	561,079
65

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Wyeth LLC	6.450%	02/01/24	$1,229,951
945,000		Wyeth LLC	5.950	04/01/37	1,143,734
300,000		Zoetis, Inc	1.150	02/01/16	301,192
125,000		Zoetis, Inc	1.875	02/01/18	124,145
150,000		Zoetis, Inc	3.250	02/01/23	144,683
300,000		Zoetis, Inc	4.700	02/01/43	296,893
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			52,968,977

REAL ESTATE - 0.6%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	154,996
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	96,581
165,000		AMB Property LP	4.500	08/15/17	178,481
340,000		AMB Property LP	6.625	05/15/18	395,611
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	95,380
300,000	g	ARC Properties Operating Partnership LP	3.000	02/06/19	298,633
200,000	g	ARC Properties Operating Partnership LP	4.600	02/06/24	199,920
200,000		AvalonBay Communities, Inc	3.625	10/01/20	205,679
100,000		AvalonBay Communities, Inc	3.950	01/15/21	104,510
225,000		AvalonBay Communities, Inc	2.950	09/15/22	213,880
100,000		AvalonBay Communities, Inc	2.850	03/15/23	93,759
200,000		AvalonBay Communities, Inc	4.200	12/15/23	205,749
115,000		BioMed Realty LP	6.125	04/15/20	129,218
100,000		BioMed Realty LP	4.250	07/15/22	99,138
25,000		Boston Properties LP	5.000	06/01/15	26,202
150,000		Boston Properties LP	3.700	11/15/18	159,117
80,000		Boston Properties LP	5.875	10/15/19	92,300
175,000		Boston Properties LP	4.125	05/15/21	183,696
500,000		Boston Properties LP	3.850	02/01/23	504,205
425,000		Boston Properties LP	3.125	09/01/23	398,791
200,000		Boston Properties LP	3.800	02/01/24	198,301
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	126,953
200,000		Brandywine Operating Partnership LP	3.950	02/15/23	196,404
250,000		BRE Properties, Inc	3.375	01/15/23	237,010
100,000		Camden Property Trust	4.625	06/15/21	107,513
200,000		Camden Property Trust	2.950	12/15/22	188,147
125,000		Camden Property Trust	4.250	01/15/24	127,802
200,000		Corporate Office Properties LP	5.250	02/15/24	208,676
100,000		CubeSmart LP	4.800	07/15/22	105,911
200,000		CubeSmart LP	4.375	12/15/23	201,557
100,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	99,720
200,000		DDR Corp	3.500	01/15/21	198,580
500,000		DDR Corp	4.625	07/15/22	523,930
275,000		Duke Realty LP	5.950	02/15/17	306,259
100,000		Duke Realty LP	3.875	02/15/21	100,204
200,000		Duke Realty LP	4.375	06/15/22	203,637
100,000		Duke Realty LP	3.875	10/15/22	97,657
100,000		Duke Realty LP	3.625	04/15/23	95,030
100,000		Entertainment Properties Trust	5.750	08/15/22	105,949
200,000		EPR Properties	5.250	07/15/23	203,239
200,000		Equity One, Inc	3.750	11/15/22	192,639
35,000		ERP Operating LP	5.250	09/15/14	35,719
500,000		ERP Operating LP	5.125	03/15/16	540,740
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	ERP Operating LP	4.625%	12/15/21	$810,813
100,000	Essex Portfolio LP	3.625	08/15/22	97,669
100,000	Essex Portfolio LP	3.250	05/01/23	93,722
100,000	Federal Realty Investment Trust	3.000	08/01/22	96,874
100,000	Federal Realty Investment Trust	2.750	06/01/23	93,456
200,000	Federal Realty Investment Trust	3.950	01/15/24	203,582
150,000	HCP, Inc	3.750	02/01/16	157,899
430,000	HCP, Inc	6.000	01/30/17	483,712
150,000	HCP, Inc	3.750	02/01/19	158,053
250,000	HCP, Inc	2.625	02/01/20	244,210
150,000	HCP, Inc	5.375	02/01/21	167,945
400,000	HCP, Inc	3.150	08/01/22	382,558
200,000	HCP, Inc	4.250	11/15/23	204,433
200,000	HCP, Inc	4.200	03/01/24	202,786
30,000	HCP, Inc	6.750	02/01/41	38,576
100,000	Health Care REIT, Inc	3.625	03/15/16	105,016
200,000	Health Care REIT, Inc	4.700	09/15/17	218,551
150,000	Health Care REIT, Inc	2.250	03/15/18	150,442
200,000	Health Care REIT, Inc	4.125	04/01/19	211,896
440,000	Health Care REIT, Inc	6.125	04/15/20	504,344
200,000	Health Care REIT, Inc	4.500	01/15/24	205,979
300,000	Healthcare Realty Trust, Inc	6.500	01/17/17	338,535
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	95,165
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	95,226
125,000	Highwoods Properties, Inc	5.850	03/15/17	139,026
100,000	Highwoods Realty LP	3.625	01/15/23	94,648
350,000	Hospitality Properties Trust	5.125	02/15/15	355,239
100,000	Hospitality Properties Trust	5.000	08/15/22	103,986
200,000	Hospitality Properties Trust	4.500	06/15/23	198,141
200,000	Hospitality Properties Trust	4.650	03/15/24	198,980
600,000	Host Hotels & Resorts LP	3.750	10/15/23	581,053
50,000	HRPT Properties Trust	5.875	09/15/20	52,606
250,000	Jones Lang LaSalle, Inc	4.400	11/15/22	244,302
35,000	Kilroy Realty Corp	5.000	11/03/15	37,211
250,000	Kilroy Realty LP	3.800	01/15/23	243,703
145,000	Kimco Realty Corp	5.700	05/01/17	161,676
300,000	Kimco Realty Corp	3.125	06/01/23	280,583
100,000	Lexington Realty Trust	4.250	06/15/23	96,856
220,000	Liberty Property LP	4.750	10/01/20	233,017
150,000	Liberty Property LP	4.125	06/15/22	152,139
100,000	Liberty Property LP	3.375	06/15/23	94,380
200,000	Liberty Property LP	4.400	02/15/24	203,384
125,000	Mack-Cali Realty Corp	7.750	08/15/19	148,348
200,000	Mack-Cali Realty LP	2.500	12/15/17	200,833
150,000	Mack-Cali Realty LP	4.500	04/18/22	150,250
200,000	Mid-America Apartments LP	4.300	10/15/23	201,768
75,000	National Retail Properties, Inc	6.875	10/15/17	86,970
100,000	National Retail Properties, Inc	3.800	10/15/22	98,676
100,000	National Retail Properties, Inc	3.300	04/15/23	94,340
400,000	OMEGA Healthcare Investors, Inc	6.750	10/15/22	436,000
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	185,269
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	199,603
67

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Post Apartment Homes LP	3.375%	12/01/22	$94,865
350,000		ProLogis LP	2.750	02/15/19	351,380
201,000		ProLogis LP	3.350	02/01/21	198,849
150,000		ProLogis LP	4.250	08/15/23	152,561
200,000		Rayonier, Inc	3.750	04/01/22	197,086
40,000		Realty Income Corp	5.950	09/15/16	44,276
150,000		Realty Income Corp	2.000	01/31/18	148,351
75,000		Realty Income Corp	5.750	01/15/21	84,992
200,000		Realty Income Corp	3.250	10/15/22	190,577
500,000		Realty Income Corp	4.650	08/01/23	523,197
175,000		Regency Centers LP	5.250	08/01/15	184,616
10,000		Regency Centers LP	5.875	06/15/17	11,199
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	207,399
100,000		Senior Housing Properties Trust	6.750	12/15/21	112,883
488,000		Simon Property Group LP	5.100	06/15/15	514,032
295,000		Simon Property Group LP	5.250	12/01/16	324,679
100,000		Simon Property Group LP	2.800	01/30/17	104,230
500,000		Simon Property Group LP	2.200	02/01/19	498,591
740,000		Simon Property Group LP	10.350	04/01/19	1,001,523
290,000		Simon Property Group LP	4.375	03/01/21	315,480
300,000		Simon Property Group LP	3.375	03/15/22	303,268
200,000		Simon Property Group LP	2.750	02/01/23	189,647
750,000		Simon Property Group LP	3.750	02/01/24	754,529
300,000		Tanger Properties LP	3.875	12/01/23	298,805
200,000		UDR, Inc	3.700	10/01/20	203,001
200,000		UDR, Inc	4.625	01/10/22	211,851
100,000	g,i	USB Realty Corp	1.386	12/30/49	92,000
55,000		Ventas Realty LP	3.125	11/30/15	57,074
300,000		Ventas Realty LP	1.550	09/26/16	302,631
175,000		Ventas Realty LP	2.000	02/15/18	174,600
200,000		Ventas Realty LP	2.700	04/01/20	194,675
300,000		Ventas Realty LP	4.750	06/01/21	323,332
350,000		Ventas Realty LP	3.250	08/15/22	337,271
100,000		Vornado Realty LP	5.000	01/15/22	106,458
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	207,320
100,000		Washington Real Estate Investment Trust	3.950	10/15/22	97,630
100,000		Weingarten Realty Investors	3.375	10/15/22	94,448
100,000		Weingarten Realty Investors	3.500	04/15/23	94,390
200,000		Weingarten Realty Investors	4.450	01/15/24	201,915
500,000		Weyerhaeuser Co	7.375	10/01/19	607,746
200,000		Weyerhaeuser Co	4.625	09/15/23	208,562
400,000		Weyerhaeuser Co	7.375	03/15/32	514,137
200,000		WP Carey, Inc	4.600	04/01/24	199,920
		TOTAL REAL ESTATE			29,907,828

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	132,168
250,000		Advance Auto Parts, Inc	4.500	12/01/23	256,084
600,000		Amazon.com, Inc	0.650	11/27/15	601,279
600,000		Amazon.com, Inc	2.500	11/29/22	557,460
300,000		AutoZone, Inc	1.300	01/13/17	299,356
100,000		AutoZone, Inc	4.000	11/15/20	104,239
68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		AutoZone, Inc	3.700%	04/15/22	$200,618
300,000		AutoZone, Inc	2.875	01/15/23	279,337
150,000		AutoZone, Inc	3.125	07/15/23	140,740
300,000		Cooper US, Inc	2.375	01/15/16	308,024
320,000		Costco Wholesale Corp	5.500	03/15/17	359,080
500,000		Costco Wholesale Corp	1.125	12/15/17	493,116
250,000		Costco Wholesale Corp	1.700	12/15/19	241,616
500,000		Dollar General Corp	1.875	04/15/18	491,260
100,000		Family Dollar Stores, Inc	5.000	02/01/21	104,553
250,000		Gap, Inc	5.950	04/12/21	281,480
600,000		Home Depot, Inc	5.400	03/01/16	653,677
400,000		Home Depot, Inc	3.950	09/15/20	430,602
350,000		Home Depot, Inc	4.400	04/01/21	384,779
500,000		Home Depot, Inc	2.700	04/01/23	475,900
300,000		Home Depot, Inc	3.750	02/15/24	306,463
960,000		Home Depot, Inc	5.875	12/16/36	1,156,321
500,000		Home Depot, Inc	4.200	04/01/43	483,225
300,000		Home Depot, Inc	4.875	02/15/44	318,926
125,000		Kohl’s Corp	6.250	12/15/17	143,760
200,000		Kohl’s Corp	3.250	02/01/23	186,036
200,000		Kohl’s Corp	4.750	12/15/23	207,486
150,000		Kohl’s Corp	6.000	01/15/33	161,337
100,000		Kohl’s Corp	6.875	12/15/37	116,957
400,000		Lowe’s Cos, Inc	2.125	04/15/16	410,831
200,000		Lowe’s Cos, Inc	3.800	11/15/21	210,852
850,000		Lowe’s Cos, Inc	3.120	04/15/22	846,738
300,000		Lowe’s Cos, Inc	3.875	09/15/23	309,161
200,000		Lowe’s Cos, Inc	6.875	02/15/28	250,380
175,000		Lowe’s Cos, Inc	5.500	10/15/35	196,221
150,000		Lowe’s Cos, Inc	5.800	04/15/40	175,731
150,000		Lowe’s Cos, Inc	5.125	11/15/41	162,281
100,000		Lowe’s Cos, Inc	4.650	04/15/42	100,993
300,000		Lowe’s Cos, Inc	5.000	09/15/43	318,287
191,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	212,467
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	257,758
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	117,042
200,000		Macy’s Retail Holdings, Inc	4.375	09/01/23	207,036
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	485,485
200,000		Macy’s Retail Holdings, Inc	6.375	03/15/37	241,752
200,000		Macy’s Retail Holdings, Inc	4.300	02/15/43	182,821
300,000		Nordstrom, Inc	6.250	01/15/18	345,260
30,000		Nordstrom, Inc	4.750	05/01/20	32,929
100,000		Nordstrom, Inc	4.000	10/15/21	105,333
531,000	g	Nordstrom, Inc	5.000	01/15/44	555,603
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	160,640
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	98,410
200,000		O’Reilly Automotive, Inc	3.850	06/15/23	196,576
200,000	g	QVC, Inc	3.125	04/01/19	198,747
100,000		QVC, Inc	5.125	07/02/22	103,740
100,000		QVC, Inc	4.375	03/15/23	98,547
200,000	g	QVC, Inc	4.850	04/01/24	202,611
150,000		QVC, Inc	5.950	03/15/43	153,004
69

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Staples, Inc	2.750%	01/12/18	$151,677
150,000	Staples, Inc	4.375	01/12/23	145,736
100,000	Target Corp	1.125	07/18/14	100,190
1,150,000	Target Corp	3.875	07/15/20	1,229,532
900,000	Target Corp	2.900	01/15/22	881,235
200,000	Target Corp	6.500	10/15/37	251,720
850,000	Target Corp	4.000	07/01/42	784,163
105,000	TJX Cos, Inc	6.950	04/15/19	124,611
300,000	TJX Cos, Inc	2.500	05/15/23	277,988
650,000	Wal-Mart Stores, Inc	4.500	07/01/15	682,377
200,000	Wal-Mart Stores, Inc	1.500	10/25/15	203,074
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	208,671
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	343,125
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	300,374
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,453,564
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,124,888
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	940,059
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	96,801
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,235,285
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	207,173
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,131,629
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	76,852
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	376,312
850,000	Wal-Mart Stores, Inc	4.000	04/11/43	791,137
400,000	Wal-Mart Stores, Inc	4.750	10/02/43	420,376
	TOTAL RETAILING			31,351,664

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000	Altera Corp	1.750	05/15/17	201,340
200,000	Altera Corp	4.100	11/15/23	201,187
500,000	Analog Devices, Inc	2.875	06/01/23	469,132
140,000	Broadcom Corp	2.375	11/01/15	143,383
150,000	Broadcom Corp	2.500	08/15/22	137,815
900,000	Intel Corp	1.950	10/01/16	924,833
475,000	Intel Corp	1.350	12/15/17	471,782
1,250,000	Intel Corp	2.700	12/15/22	1,193,246
500,000	Intel Corp	4.000	12/15/32	485,465
500,000	Intel Corp	4.800	10/01/41	516,620
200,000	Maxim Integrated Products, Inc	2.500	11/15/18	199,379
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	189,594
310,000	National Semiconductor Corp	3.950	04/15/15	321,009
200,000	Texas Instruments, Inc	0.450	08/03/15	200,079
200,000	Texas Instruments, Inc	2.375	05/16/16	207,077
200,000	Texas Instruments, Inc	1.000	05/01/18	193,878
200,000	Texas Instruments, Inc	1.650	08/03/19	193,004
200,000	Texas Instruments, Inc	2.750	03/12/21	198,567
200,000	Texas Instruments, Inc	2.250	05/01/23	181,804
400,000	Xilinx, Inc	2.125	03/15/19	395,233
400,000	Xilinx, Inc	3.000	03/15/21	396,662
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,421,089
70

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SOFTWARE & SERVICES - 0.5%
$285,000		Adobe Systems, Inc	3.250%	02/01/15	$291,034
20,000		Adobe Systems, Inc	4.750	02/01/20	21,991
200,000		Autodesk, Inc	1.950	12/15/17	200,575
300,000		Baidu, Inc	2.250	11/28/17	300,519
500,000		Baidu, Inc	3.250	08/06/18	510,534
200,000		Baidu, Inc	3.500	11/28/22	190,421
20,000	g	CA, Inc	6.125	12/01/14	20,703
250,000		CA, Inc	2.875	08/15/18	253,524
300,000		CA, Inc	5.375	12/01/19	335,480
120,000		Computer Sciences Corp	6.500	03/15/18	138,231
200,000		Computer Sciences Corp	4.450	09/15/22	204,173
300,000		Expedia, Inc	7.456	08/15/18	352,641
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	243,995
500,000		Fidelity National Information Services, Inc	3.500	04/15/23	475,196
50,000		Fiserv, Inc	3.125	10/01/15	51,512
150,000		Fiserv, Inc	3.125	06/15/16	156,483
100,000		Fiserv, Inc	6.800	11/20/17	115,287
550,000		Fiserv, Inc	3.500	10/01/22	537,162
100,000		Google, Inc	1.250	05/19/14	100,139
700,000		Google, Inc	2.125	05/19/16	722,835
100,000		Google, Inc	3.625	05/19/21	105,796
500,000		Google, Inc	3.375	02/25/24	500,850
700,000		International Business Machines Corp	0.750	05/11/15	703,319
300,000		International Business Machines Corp	2.000	01/05/16	307,695
300,000		International Business Machines Corp	0.450	05/06/16	298,879
250,000		International Business Machines Corp	1.950	07/22/16	257,241
225,000		International Business Machines Corp	1.250	02/06/17	226,137
1,000,000		International Business Machines Corp	5.700	09/14/17	1,144,250
400,000		International Business Machines Corp	1.250	02/08/18	395,215
500,000		International Business Machines Corp	1.950	02/12/19	496,056
200,000		International Business Machines Corp	1.875	05/15/19	196,950
800,000		International Business Machines Corp	8.375	11/01/19	1,041,728
300,000		International Business Machines Corp	1.625	05/15/20	283,857
500,000		International Business Machines Corp	2.900	11/01/21	499,169
300,000		International Business Machines Corp	1.875	08/01/22	270,841
300,000		International Business Machines Corp	3.375	08/01/23	300,005
500,000		International Business Machines Corp	3.625	02/12/24	504,143
400,000		International Business Machines Corp	7.000	10/30/25	515,716
19,000		International Business Machines Corp	5.600	11/30/39	22,205
835,000		International Business Machines Corp	4.000	06/20/42	772,879
200,000		Intuit, Inc	5.750	03/15/17	224,567
175,000		Juniper Networks, Inc	4.600	03/15/21	182,669
200,000		Juniper Networks, Inc	4.500	03/15/24	202,483
475,000		Microsoft Corp	0.875	11/15/17	468,240
400,000		Microsoft Corp	1.625	12/06/18	397,022
925,000		Microsoft Corp	4.200	06/01/19	1,020,403
540,000		Microsoft Corp	3.000	10/01/20	556,043
450,000		Microsoft Corp	4.000	02/08/21	487,085
400,000		Microsoft Corp	2.125	11/15/22	370,287
400,000		Microsoft Corp	3.625	12/15/23	410,331
500,000		Microsoft Corp	3.500	11/15/42	432,562
300,000		Microsoft Corp	3.750	05/01/43	268,808
71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Microsoft Corp	4.875%	12/15/43	$432,000
320,000	Oracle Corp	3.750	07/08/14	322,840
1,000,000	Oracle Corp	1.200	10/15/17	992,140
320,000	Oracle Corp	5.750	04/15/18	368,401
750,000	Oracle Corp	2.375	01/15/19	758,935
1,365,000	Oracle Corp	3.875	07/15/20	1,455,329
1,725,000	Oracle Corp	2.500	10/15/22	1,622,542
550,000	Oracle Corp	6.500	04/15/38	702,330
470,000	Oracle Corp	6.125	07/08/39	577,515
290,000	Symantec Corp	2.750	09/15/15	297,626
250,000	Symantec Corp	2.750	06/15/17	256,944
200,000	Symantec Corp	3.950	06/15/22	198,271
250,000	Total System Services, Inc	2.375	06/01/18	246,512
125,000	Total System Services, Inc	3.750	06/01/23	118,701
20,000	Western Union Co	5.930	10/01/16	22,146
500,000	Western Union Co	2.875	12/10/17	510,472
100,000	Western Union Co	3.650	08/22/18	102,727
400,000	Western Union Co	5.253	04/01/20	433,984
	TOTAL SOFTWARE & SERVICES			28,505,281

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
75,000	Amphenol Corp	4.750	11/15/14	76,875
200,000	Amphenol Corp	2.550	01/30/19	199,262
150,000	Amphenol Corp	4.000	02/01/22	150,049
750,000	Apple, Inc	0.450	05/03/16	747,518
1,000,000	Apple, Inc	1.000	05/03/18	969,350
1,475,000	Apple, Inc	2.400	05/03/23	1,367,735
825,000	Apple, Inc	3.850	05/04/43	731,610
100,000	CC Holdings GS V LLC	2.381	12/15/17	100,006
175,000	CC Holdings GS V LLC	3.849	04/15/23	170,235
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,173,559
250,000	Cisco Systems, Inc	2.125	03/01/19	248,881
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,085,240
1,250,000	Cisco Systems, Inc	2.900	03/04/21	1,249,332
500,000	Cisco Systems, Inc	3.625	03/04/24	504,169
600,000	Cisco Systems, Inc	5.900	02/15/39	712,202
900,000	EMC Corp	1.875	06/01/18	899,400
400,000	EMC Corp	2.650	06/01/20	398,155
400,000	EMC Corp	3.375	06/01/23	394,418
300,000	General Electric Co	0.850	10/09/15	301,357
750,000	General Electric Co	5.250	12/06/17	849,925
975,000	General Electric Co	2.700	10/09/22	944,976
400,000	General Electric Co	3.375	03/11/24	402,708
1,075,000	General Electric Co	4.125	10/09/42	1,032,960
250,000	General Electric Co	4.500	03/11/44	253,878
300,000	Harris Corp	4.400	12/15/20	315,960
600,000	Hewlett-Packard Co	2.125	09/13/15	611,741
1,900,000	Hewlett-Packard Co	3.000	09/15/16	1,983,725
175,000	Hewlett-Packard Co	2.600	09/15/17	180,321
325,000	Hewlett-Packard Co	2.750	01/14/19	327,149
700,000	Hewlett-Packard Co	3.750	12/01/20	711,063
200,000	Hewlett-Packard Co	4.375	09/15/21	209,189
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Hewlett-Packard Co	4.650%	12/09/21	$105,788
200,000	Hewlett-Packard Co	4.050	09/15/22	202,940
650,000	Hewlett-Packard Co	6.000	09/15/41	711,799
200,000	Ingram Micro, Inc	5.000	08/10/22	204,228
85,000	International Game Technology	7.500	06/15/19	99,787
500,000	International Game Technology	5.350	10/15/23	534,542
547,000	Koninklijke Philips Electronics NV	5.750	03/11/18	623,049
100,000	Koninklijke Philips Electronics NV	6.875	03/11/38	129,916
300,000	Koninklijke Philips Electronics NV	5.000	03/15/42	320,432
100,000	L-3 Communications Corp	3.950	11/15/16	106,448
420,000	L-3 Communications Corp	5.200	10/15/19	458,466
300,000	L-3 Communications Corp	4.950	02/15/21	321,314
100,000	Lexmark International, Inc	6.650	06/01/18	111,350
100,000	Lexmark International, Inc	5.125	03/15/20	104,494
200,000	Motorola Solutions, Inc	6.000	11/15/17	228,609
200,000	Motorola Solutions, Inc	3.750	05/15/22	197,452
250,000	Motorola Solutions, Inc	3.500	03/01/23	238,992
200,000	NetApp, Inc	2.000	12/15/17	202,077
200,000	NetApp, Inc	3.250	12/15/22	186,620
500,000	Pitney Bowes, Inc	4.625	03/15/24	496,468
100,000	Tech Data Corp	3.750	09/21/17	103,355
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	204,295
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	260,185
200,000	Tyco Electronics Group S.A.	2.375	12/17/18	197,913
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	247,887
225,000	Xerox Corp	8.250	05/15/14	226,887
330,000	Xerox Corp	4.250	02/15/15	340,015
100,000	Xerox Corp	2.950	03/15/17	103,966
250,000	Xerox Corp	6.350	05/15/18	288,890
100,000	Xerox Corp	2.750	03/15/19	100,084
700,000	Xerox Corp	5.625	12/15/19	793,169
200,000	Xerox Corp	6.750	12/15/39	231,537
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			28,985,902

TELECOMMUNICATION SERVICES - 1.4%
200,000	America Movil SAB de C.V.	3.625	03/30/15	205,600
500,000	America Movil SAB de C.V.	2.375	09/08/16	514,500
1,430,000	America Movil SAB de C.V.	5.000	03/30/20	1,566,755
450,000	America Movil SAB de C.V.	3.125	07/16/22	429,356
440,000	America Movil SAB de C.V.	6.125	03/30/40	496,562
525,000	America Movil SAB de C.V.	4.375	07/16/42	464,279
1,150,000	American Tower Corp	4.500	01/15/18	1,240,203
300,000	American Tower Corp	3.400	02/15/19	307,421
200,000	American Tower Corp	4.700	03/15/22	208,973
250,000	American Tower Corp	3.500	01/31/23	236,410
800,000	American Tower Corp	5.000	02/15/24	833,203
350,000	AT&T, Inc	5.100	09/15/14	357,333
1,765,000	AT&T, Inc	2.500	08/15/15	1,808,860
400,000	AT&T, Inc	0.800	12/01/15	400,262
600,000	AT&T, Inc	0.900	02/12/16	599,888
150,000	AT&T, Inc	2.950	05/15/16	156,206
600,000	AT&T, Inc	1.600	02/15/17	604,051
73

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	AT&T, Inc	1.700%	06/01/17	$756,490
325,000	AT&T, Inc	1.400	12/01/17	321,564
300,000	AT&T, Inc	2.375	11/27/18	301,491
950,000	AT&T, Inc	5.800	02/15/19	1,096,952
500,000	AT&T, Inc	2.300	03/11/19	497,414
500,000	AT&T, Inc	4.450	05/15/21	540,328
3,300,000	AT&T, Inc	3.000	02/15/22	3,204,052
400,000	AT&T, Inc	2.625	12/01/22	371,916
500,000	AT&T, Inc	3.900	03/11/24	498,585
322,000	AT&T, Inc	5.350	09/01/40	329,063
1,200,000	AT&T, Inc	5.550	08/15/41	1,259,773
2,066,000	AT&T, Inc	4.300	12/15/42	1,830,637
1,854,000	AT&T, Inc	4.350	06/15/45	1,636,294
250,000	British Telecommunications plc	2.000	06/22/15	253,838
300,000	British Telecommunications plc	1.625	06/28/16	303,934
400,000	British Telecommunications plc	5.950	01/15/18	456,388
1,000,000	British Telecommunications plc	2.350	02/14/19	995,358
650,000	British Telecommunications plc	9.625	12/15/30	1,004,784
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	491,638
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	996,690
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,067,944
600,000	Embarq Corp	7.995	06/01/36	626,036
495,000	France Telecom S.A.	2.125	09/16/15	503,154
700,000	France Telecom S.A.	4.125	09/14/21	725,458
745,000	France Telecom S.A.	9.000	03/01/31	1,077,379
100,000	France Telecom S.A.	5.375	01/13/42	102,756
250,000	Koninklijke KPN NV	8.375	10/01/30	336,984
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	149,381
400,000	Orange S.A.	2.750	02/06/19	405,046
400,000	Orange S.A.	5.500	02/06/44	418,930
400,000	Qwest Corp	7.500	10/01/14	412,987
300,000	Qwest Corp	6.500	06/01/17	339,381
400,000	Qwest Corp	6.750	12/01/21	446,642
125,000	Rogers Communications, Inc	4.500	03/15/43	116,646
350,000	Rogers Communications, Inc	7.500	03/15/15	372,970
600,000	Rogers Communications, Inc	6.800	08/15/18	712,598
200,000	Rogers Communications, Inc	4.100	10/01/23	204,995
300,000	Rogers Communications, Inc	5.450	10/01/43	318,492
300,000	Rogers Communications, Inc	5.000	03/15/44	302,034
56,000	Telecom Italia Capital S.A.	6.175	06/18/14	56,560
600,000	Telefonica Emisiones SAU	3.992	02/16/16	629,158
400,000	Telefonica Emisiones SAU	3.192	04/27/18	409,676
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,183,872
500,000	Telefonica Emisiones SAU	4.570	04/27/23	510,622
392,000	Telefonica Europe BV	8.250	09/15/30	507,894
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	103,300
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	111,454
2,500,000	Verizon Communications, Inc	2.500	09/15/16	2,588,675
2,900,000	Verizon Communications, Inc	3.650	09/14/18	3,087,143
700,000	Verizon Communications, Inc	6.350	04/01/19	825,744
200,000	Verizon Communications, Inc	2.550	06/17/19	201,155
2,500,000	Verizon Communications, Inc	4.500	09/15/20	2,715,108
74

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Verizon Communications, Inc	3.450%	03/15/21	$506,846
950,000		Verizon Communications, Inc	3.500	11/01/21	956,636
500,000		Verizon Communications, Inc	2.450	11/01/22	455,645
2,250,000		Verizon Communications, Inc	5.150	09/15/23	2,462,218
600,000		Verizon Communications, Inc	4.150	03/15/24	609,569
1,550,000		Verizon Communications, Inc	6.400	09/15/33	1,840,233
475,000		Verizon Communications, Inc	5.050	03/15/34	487,290
380,000		Verizon Communications, Inc	6.250	04/01/37	441,838
620,000		Verizon Communications, Inc	6.400	02/15/38	727,997
300,000		Verizon Communications, Inc	6.000	04/01/41	340,013
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,109,511
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,193,073
4,775,000		Verizon Communications, Inc	6.550	09/15/43	5,810,865
303,000		Vodafone Group plc	5.625	02/27/17	340,184
250,000		Vodafone Group plc	1.625	03/20/17	252,655
500,000		Vodafone Group plc	1.250	09/26/17	494,452
400,000		Vodafone Group plc	1.500	02/19/18	393,284
1,500,000		Vodafone Group plc	5.450	06/10/19	1,713,804
650,000		Vodafone Group plc	4.375	03/16/21	696,242
500,000		Vodafone Group plc	2.500	09/26/22	457,544
400,000		Vodafone Group plc	2.950	02/19/23	375,022
150,000		Vodafone Group plc	6.150	02/27/37	170,113
400,000		Vodafone Group plc	4.375	02/19/43	360,522
		TOTAL TELECOMMUNICATION SERVICES			72,342,781

TRANSPORTATION - 0.6%
100,000		ABB Finance USA, Inc	1.625	05/08/17	100,683
500,000		ABB Finance USA, Inc	2.875	05/08/22	486,235
150,000		ABB Finance USA, Inc	4.375	05/08/42	149,462
388,160	g	American Airlines	4.950	01/15/23	416,302
486,454	g	American Airlines	4.000	07/15/25	490,103
200,000		Boeing Capital Corp	2.125	08/15/16	206,260
700,000		Boeing Capital Corp	2.900	08/15/18	731,853
625,000		Boeing Co	0.950	05/15/18	604,215
750,000		Boeing Co	3.750	11/20/16	805,843
350,000		Boeing Co	5.875	02/15/40	432,617
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	611,580
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	412,545
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	526,797
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	291,422
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	143,693
200,000		Burlington Northern Santa Fe LLC	3.000	03/15/23	188,764
500,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	506,780
500,000		Burlington Northern Santa Fe LLC	3.750	04/01/24	501,445
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	263,429
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	189,640
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	190,728
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	529,937
500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	515,367
200,000		Canadian National Railway Co	5.550	05/15/18	226,804
200,000		Canadian National Railway Co	5.550	03/01/19	230,103
100,000		Canadian National Railway Co	2.850	12/15/21	98,943
75

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Canadian National Railway Co	2.250%	11/15/22	$275,804
200,000		Canadian National Railway Co	6.900	07/15/28	262,773
200,000		Canadian National Railway Co	6.250	08/01/34	249,173
250,000		Canadian National Railway Co	3.500	11/15/42	214,810
100,000		Canadian National Railway Co	4.500	11/07/43	102,210
200,000		Canadian Pacific Railway Co	7.250	05/15/19	241,916
200,000		Canadian Pacific Railway Co	7.125	10/15/31	254,530
250,000		Canadian Pacific Railway Co	5.950	05/15/37	292,348
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	115,911
200,000		Carnival Corp	1.875	12/15/17	198,553
200,000		Carnival Corp	3.950	10/15/20	203,906
413,042		Continental Airlines, Inc	4.750	01/12/21	446,085
29,239		Continental Airlines, Inc	5.983	04/19/22	33,186
200,000		Continental Airlines, Inc	4.000	10/29/24	202,000
100,000		Con-Way, Inc	7.250	01/15/18	116,601
850,000		CSX Corp	7.375	02/01/19	1,034,216
125,000		CSX Corp	3.700	11/01/23	123,760
100,000		CSX Corp	6.000	10/01/36	117,376
200,000		CSX Corp	6.150	05/01/37	238,796
400,000		CSX Corp	5.500	04/15/41	445,001
350,000		CSX Corp	4.400	03/01/43	334,221
100,000		CSX Corp	4.100	03/15/44	91,215
381,383		Delta Air Lines, Inc	5.300	04/15/19	421,429
185,986		Delta Air Lines, Inc	4.750	05/07/20	200,865
184,000	g	Embraer Overseas Ltd	5.696	09/16/23	190,900
100,000		Embraer S.A.	5.150	06/15/22	103,750
134,000		FedEx Corp	8.000	01/15/19	166,467
300,000		FedEx Corp	4.000	01/15/24	304,986
1,000,000		FedEx Corp	4.900	01/15/34	1,027,315
200,000		FedEx Corp	3.875	08/01/42	173,284
100,000		GATX Corp	3.500	07/15/16	105,187
443,000		GATX Corp	1.250	03/04/17	440,489
100,000		GATX Corp	2.375	07/30/18	99,768
200,000		GATX Corp	2.500	03/15/19	197,868
500,000		GATX Corp	2.500	07/30/19	494,056
125,000		GATX Corp	4.750	06/15/22	133,072
100,000		GATX Corp	3.900	03/30/23	100,042
225,000		GATX Corp	5.200	03/15/44	231,319
250,000		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	241,563
100,000		JB Hunt Transport Services, Inc	2.400	03/15/19	99,160
100,000		Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	92,096
100,000	g	Kansas City Southern Railway	4.300	05/15/43	90,654
210,000		Norfolk Southern Corp	5.750	04/01/18	239,381
100,000		Norfolk Southern Corp	3.250	12/01/21	100,693
250,000		Norfolk Southern Corp	3.000	04/01/22	243,489
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,228,437
200,000		Norfolk Southern Corp	3.850	01/15/24	203,111
81,000		Norfolk Southern Corp	5.590	05/17/25	90,579
16,000		Norfolk Southern Corp	4.837	10/01/41	16,371
750,000		Norfolk Southern Corp	3.950	10/01/42	677,868
200,000		Norfolk Southern Corp	4.800	08/15/43	205,501
250,000		Northrop Grumman Corp	1.750	06/01/18	245,925
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$650,000		Northrop Grumman Corp	3.500%	03/15/21	$656,059
400,000		Northrop Grumman Corp	3.250	08/01/23	383,014
100,000		Northrop Grumman Corp	5.050	11/15/40	104,717
400,000		Northrop Grumman Corp	4.750	06/01/43	402,116
350,000		Ryder System, Inc	3.150	03/02/15	357,537
50,000		Ryder System, Inc	3.600	03/01/16	52,289
150,000		Ryder System, Inc	2.500	03/01/17	153,304
150,000		Ryder System, Inc	2.500	03/01/18	151,580
200,000		Ryder System, Inc	2.450	11/15/18	200,157
100,000		Ryder System, Inc	2.550	06/01/19	99,371
325,000		Southwest Airlines Co	5.250	10/01/14	332,155
100,000		Union Pacific Corp	2.250	02/15/19	99,990
331,000		Union Pacific Corp	4.163	07/15/22	349,947
500,000		Union Pacific Corp	2.950	01/15/23	477,721
277,000		Union Pacific Corp	3.646	02/15/24	276,118
200,000		Union Pacific Corp	3.750	03/15/24	202,184
100,000		Union Pacific Corp	4.750	09/15/41	102,363
100,000		Union Pacific Corp	4.300	06/15/42	96,259
150,000		Union Pacific Corp	4.250	04/15/43	142,183
250,000		Union Pacific Corp	4.750	12/15/43	256,937
200,000		Union Pacific Corp	4.821	02/01/44	208,584
200,000		Union Pacific Corp	4.850	06/15/44	209,511
300,000		United Airlines Pass Through Trust	4.300	08/15/25	309,189
500,000	h	United Airlines Pass Through Trust	4.000	04/11/26	502,500
42,000		United Parcel Service, Inc	3.875	04/01/14	42,000
100,000		United Parcel Service, Inc	1.125	10/01/17	99,306
100,000		United Parcel Service, Inc	5.500	01/15/18	113,858
300,000		United Parcel Service, Inc	5.125	04/01/19	340,052
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,132,909
200,000		United Parcel Service, Inc	2.450	10/01/22	189,717
35,000		United Parcel Service, Inc	6.200	01/15/38	44,133
450,000		United Parcel Service, Inc	3.625	10/01/42	400,644
199,314		US Airways Pass Through Trust	4.625	06/03/25	208,781
300,000		US Airways Pass Through Trust	3.950	11/15/25	302,250
		TOTAL TRANSPORTATION			32,611,001

UTILITIES - 2.1%
370,000		AGL Capital Corp	5.250	08/15/19	415,818
275,000		AGL Capital Corp	4.400	06/01/43	268,967
200,000		Alabama Power Co	0.550	10/15/15	199,847
475,000		Alabama Power Co	3.550	12/01/23	478,689
300,000		Alabama Power Co	5.200	06/01/41	337,491
200,000		Alabama Power Co	3.850	12/01/42	184,128
60,000		Alliant Energy Corp	4.000	10/15/14	61,084
100,000		Ameren Corp	8.875	05/15/14	100,958
600,000		Ameren Illinois Co	2.700	09/01/22	581,717
100,000		Ameren Illinois Co	4.800	12/15/43	105,968
500,000		American Water Capital Corp	3.850	03/01/24	507,089
125,000		American Water Capital Corp	4.300	12/01/42	119,707
50,000		Appalachian Power Co	3.400	05/24/15	51,486
140,000		Appalachian Power Co	7.000	04/01/38	183,460
150,000		Arizona Public Service Co	8.750	03/01/19	191,858
77

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Arizona Public Service Co	4.500%	04/01/42	$349,664
200,000		Arizona Public Service Co	4.700	01/15/44	206,311
60,000		Atmos Energy Corp	4.950	10/15/14	61,405
100,000		Atmos Energy Corp	8.500	03/15/19	127,602
100,000		Atmos Energy Corp	5.500	06/15/41	114,970
125,000		Atmos Energy Corp	4.150	01/15/43	119,998
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	102,185
400,000		Baltimore Gas & Electric Co	3.350	07/01/23	394,522
200,000		Black Hills Corp	4.250	11/30/23	205,994
785,000		Carolina Power & Light Co	5.300	01/15/19	892,917
350,000		Carolina Power & Light Co	3.000	09/15/21	351,290
150,000		Carolina Power & Light Co	2.800	05/15/22	146,638
100,000		Carolina Power & Light Co	4.100	05/15/42	95,868
300,000		Carolina Power & Light Co	4.100	03/15/43	286,474
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	373,399
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	133,229
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	87,690
300,000		CenterPoint Energy Houston Electric LLC	4.500	04/01/44	307,689
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	456,961
203,000		Cleco Power LLC	6.000	12/01/40	237,499
200,000		CMS Energy Corp	3.875	03/01/24	202,637
100,000		CMS Energy Corp	4.700	03/31/43	99,591
500,000		Commonwealth Edison Co	1.950	09/01/16	511,526
300,000		Commonwealth Edison Co	2.150	01/15/19	298,621
775,000		Commonwealth Edison Co	4.000	08/01/20	827,102
387,000		Commonwealth Edison Co	5.900	03/15/36	469,648
200,000		Commonwealth Edison Co	3.800	10/01/42	180,436
300,000		Commonwealth Edison Co	4.600	08/15/43	309,519
300,000		Commonwealth Edison Co	4.700	01/15/44	314,016
210,000		Connecticut Light & Power Co	5.500	02/01/19	240,001
200,000		Connecticut Light & Power Co	2.500	01/15/23	187,671
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	72,024
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,512,926
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	385,980
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	191,240
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	499,999
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	594,475
105,000		Consolidated Natural Gas Co	5.000	12/01/14	108,105
480,000		Constellation Energy Group, Inc	4.550	06/15/15	500,858
800,000		Consumers Energy Co	5.500	08/15/16	884,974
230,000		Consumers Energy Co	6.125	03/15/19	270,563
150,000		Consumers Energy Co	2.850	05/15/22	146,539
200,000		Consumers Energy Co	3.375	08/15/23	200,323
250,000		Consumers Energy Co	3.950	05/15/43	236,091
300,000	g	Dayton Power & Light Co	1.875	09/15/16	304,291
200,000		Delmarva Power & Light Co	3.500	11/15/23	200,736
400,000		Detroit Edison Co	3.450	10/01/20	415,064
100,000		Detroit Edison Co	2.650	06/15/22	96,238
100,000		Detroit Edison Co	3.950	06/15/42	94,058
200,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	197,366
200,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	203,942
360,000		Dominion Resources, Inc	5.150	07/15/15	380,188
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Dominion Resources, Inc	1.400%	09/15/17	$98,572
1,700,000	Dominion Resources, Inc	4.450	03/15/21	1,830,971
500,000	Dominion Resources, Inc	2.750	09/15/22	473,316
200,000	Dominion Resources, Inc	5.950	06/15/35	232,538
100,000	Dominion Resources, Inc	4.050	09/15/42	89,480
200,000	DTE Electric Co	3.650	03/15/24	203,944
200,000	DTE Electric Co	4.000	04/01/43	190,236
200,000	DTE Energy Co	3.850	12/01/23	202,826
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	136,108
500,000	Duke Energy Carolinas LLC	4.000	09/30/42	473,446
500,000	Duke Energy Corp	2.100	06/15/18	501,566
746,000	Duke Energy Corp	5.050	09/15/19	831,821
300,000	Duke Energy Corp	3.050	08/15/22	291,881
300,000	Duke Energy Corp	3.950	10/15/23	307,568
250,000	Duke Energy Indiana, Inc	4.200	03/15/42	243,724
200,000	Duke Energy Indiana, Inc	4.900	07/15/43	214,431
500,000	Duke Energy Ohio, Inc	3.800	09/01/23	517,842
400,000	Duke Energy Progress, Inc	4.375	03/30/44	401,236
200,000	El Paso Natural Gas Co	5.950	04/15/17	224,212
100,000	Enbridge, Inc	5.600	04/01/17	111,405
300,000	Enbridge, Inc	4.000	10/01/23	300,602
150,000	Energen Corp	4.625	09/01/21	149,071
400,000	Energy Transfer Partners LP	6.125	02/15/17	447,889
44,000	Energy Transfer Partners LP	9.700	03/15/19	56,852
500,000	Energy Transfer Partners LP	4.650	06/01/21	525,622
200,000	Energy Transfer Partners LP	5.200	02/01/22	215,902
200,000	Energy Transfer Partners LP	3.600	02/01/23	191,296
500,000	Energy Transfer Partners LP	4.900	02/01/24	520,376
140,000	Energy Transfer Partners LP	7.500	07/01/38	172,745
450,000	Energy Transfer Partners LP	6.500	02/01/42	509,999
200,000	Energy Transfer Partners LP	5.150	02/01/43	192,547
200,000	Energy Transfer Partners LP	5.950	10/01/43	215,222
200,000	EnLink Midstream Partners LP	2.700	04/01/19	200,627
200,000	EnLink Midstream Partners LP	4.400	04/01/24	203,905
200,000	EnLink Midstream Partners LP	5.600	04/01/44	211,176
125,000	Entergy Arkansas, Inc	3.750	02/15/21	130,978
300,000	Entergy Arkansas, Inc	3.050	06/01/23	290,075
175,000	Entergy Arkansas, Inc	3.700	06/01/24	177,610
200,000	Entergy Corp	3.625	09/15/15	207,009
200,000	Entergy Corp	5.125	09/15/20	214,066
150,000	Entergy Louisiana LLC	1.875	12/15/14	151,463
200,000	Entergy Louisiana LLC	4.050	09/01/23	209,005
225,000	Entergy Texas, Inc	7.125	02/01/19	264,956
75,000	Exelon Corp	4.900	06/15/15	78,461
400,000	Exelon Generation Co LLC	5.200	10/01/19	437,243
200,000	Exelon Generation Co LLC	4.250	06/15/22	202,835
371,000	Exelon Generation Co LLC	5.600	06/15/42	386,827
400,000	Florida Power & Light Co	2.750	06/01/23	386,278
247,000	Florida Power & Light Co	4.950	06/01/35	270,740
400,000	Florida Power & Light Co	5.250	02/01/41	452,793
100,000	Florida Power & Light Co	4.125	02/01/42	96,290
200,000	Florida Power & Light Co	4.050	06/01/42	191,681
79

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$450,000		Florida Power & Light Co	3.800%	12/15/42	$414,755
29,000		Florida Power Corp	5.650	06/15/18	33,216
1,200,000		Florida Power Corp	3.100	08/15/21	1,207,505
165,000		Florida Power Corp	6.400	06/15/38	212,773
300,000		Florida Power Corp	3.850	11/15/42	273,006
690,000		FPL Group Capital, Inc	2.600	09/01/15	706,603
300,000		Georgia Power Co	0.625	11/15/15	299,831
900,000		Georgia Power Co	5.700	06/01/17	1,018,975
177,000		Georgia Power Co	5.950	02/01/39	212,848
700,000		Georgia Power Co	4.300	03/15/43	676,787
200,000		Great Plains Energy, Inc	4.850	06/01/21	215,984
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	221,819
80,000		Indiana Michigan Power Co	7.000	03/15/19	96,119
200,000		Indiana Michigan Power Co	3.200	03/15/23	194,305
70,000		Integrys Energy Group, Inc	4.170	11/01/20	73,313
100,000		Interstate Power & Light Co	6.250	07/15/39	126,327
200,000		Interstate Power & Light Co	4.700	10/15/43	211,365
200,000		ITC Holdings Corp	4.050	07/01/23	200,382
225,000		Kansas City Power & Light Co	3.150	03/15/23	214,411
100,000		Kansas City Power & Light Co	5.300	10/01/41	107,973
20,000	g	Kansas Gas & Electric	6.700	06/15/19	24,059
175,000		Kentucky Utilities Co	4.650	11/15/43	181,131
250,000		KeySpan Corp	5.803	04/01/35	280,946
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	156,266
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	453,208
300,000		Kinder Morgan Energy Partners LP	2.650	02/01/19	299,569
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	633,053
500,000		Kinder Morgan Energy Partners LP	3.500	03/01/21	498,027
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	112,866
1,200,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	1,193,650
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	333,610
200,000		Kinder Morgan Energy Partners LP	3.500	09/01/23	188,840
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	298,205
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	607,252
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	306,287
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	189,660
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	476,064
400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	409,048
320,000		LG&E and KU Energy LLC	3.750	11/15/20	328,843
125,000		Louisville Gas & Electric Co	4.650	11/15/43	129,379
880,000		Metropolitan Edison Co	7.700	01/15/19	1,057,245
200,000		MidAmerican Energy Co	3.500	10/15/24	199,022
200,000		MidAmerican Energy Co	4.400	10/15/44	198,798
400,000		MidAmerican Energy Co	4.650	10/01/14	408,516
300,000		MidAmerican Energy Co	2.400	03/15/19	302,074
200,000		MidAmerican Energy Co	3.700	09/15/23	204,740
200,000		MidAmerican Energy Co	4.800	09/15/43	211,897
200,000	g	MidAmerican Energy Holdings Co	1.100	05/15/17	198,304
350,000		MidAmerican Energy Holdings Co	5.750	04/01/18	398,392
200,000	g	MidAmerican Energy Holdings Co	2.000	11/15/18	197,112
200,000	g	MidAmerican Energy Holdings Co	3.750	11/15/23	198,964
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,211,648
80

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		MidAmerican Energy Holdings Co	6.500%	09/15/37	$371,009
200,000	g	MidAmerican Energy Holdings Co	5.150	11/15/43	213,099
750,000		Mississippi Power Co	4.250	03/15/42	691,633
100,000		National Fuel Gas Co	4.900	12/01/21	106,884
200,000		National Fuel Gas Co	3.750	03/01/23	195,187
820,000		Nevada Power Co	6.500	08/01/18	970,295
45,000		Nevada Power Co	7.125	03/15/19	55,029
230,000		Nevada Power Co	5.375	09/15/40	261,862
700,000		NextEra Energy Capital Holdings, Inc	1.200	06/01/15	703,227
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	99,589
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	524,157
235,000		NiSource Finance Corp	5.400	07/15/14	238,169
350,000		NiSource Finance Corp	6.400	03/15/18	403,718
150,000		NiSource Finance Corp	6.125	03/01/22	172,808
400,000		NiSource Finance Corp	3.850	02/15/23	396,298
100,000		NiSource Finance Corp	5.950	06/15/41	111,123
200,000		NiSource Finance Corp	5.250	02/15/43	204,276
150,000		NiSource Finance Corp	4.800	02/15/44	143,659
300,000		NiSource Finance Corp	5.650	02/01/45	322,578
300,000		Northeast Utilities	2.800	05/01/23	279,902
150,000		Northern States Power Co	2.150	08/15/22	138,785
300,000		Northern States Power Co	2.600	05/15/23	283,023
425,000		Northern States Power Co	5.350	11/01/39	486,170
200,000		Northern States Power Co	3.400	08/15/42	171,063
150,000		NSTAR Electric Co	5.625	11/15/17	170,797
200,000		NSTAR Electric Co	2.375	10/15/22	185,992
175,000		NSTAR Electric Co	4.400	03/01/44	175,692
500,000		Oglethorpe Power Corp	4.200	12/01/42	467,847
250,000		Ohio Edison Co	8.250	10/15/38	374,230
600,000		Ohio Power Co	5.375	10/01/21	692,639
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	109,909
400,000		Oklahoma Gas & Electric Co	3.900	05/01/43	366,984
220,000		Oncor Electric Delivery Co LLC	6.375	01/15/15	229,575
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	235,871
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	157,157
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	93,092
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	108,987
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	547,734
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	166,829
250,000		ONEOK Partners LP	3.250	02/01/16	259,929
100,000		ONEOK Partners LP	2.000	10/01/17	100,442
200,000		ONEOK Partners LP	3.200	09/15/18	206,273
400,000		ONEOK Partners LP	3.375	10/01/22	385,658
200,000		ONEOK Partners LP	5.000	09/15/23	214,395
130,000		ONEOK Partners LP	6.650	10/01/36	152,789
250,000		ONEOK Partners LP	6.850	10/15/37	301,526
100,000		ONEOK Partners LP	6.125	02/01/41	112,258
355,000		Pacific Gas & Electric Co	8.250	10/15/18	441,942
400,000		Pacific Gas & Electric Co	3.250	06/15/23	386,835
175,000		Pacific Gas & Electric Co	3.850	11/15/23	176,475
200,000		Pacific Gas & Electric Co	3.750	02/15/24	199,596
420,000		Pacific Gas & Electric Co	6.050	03/01/34	496,037
81

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Pacific Gas & Electric Co	5.400%	01/15/40	$657,013
400,000	Pacific Gas & Electric Co	4.500	12/15/41	388,496
150,000	Pacific Gas & Electric Co	3.750	08/15/42	130,419
400,000	Pacific Gas & Electric Co	4.600	06/15/43	400,868
200,000	Pacific Gas & Electric Co	5.125	11/15/43	212,971
100,000	Pacific Gas & Electric Co	4.750	02/15/44	101,180
250,000	PacifiCorp	2.950	02/01/22	246,816
200,000	PacifiCorp	2.950	06/01/23	192,588
300,000	PacifiCorp	3.600	04/01/24	303,403
850,000	PacifiCorp	6.000	01/15/39	1,051,537
150,000	PECO Energy Co	2.375	09/15/22	141,386
200,000	PECO Energy Co	4.800	10/15/43	216,068
165,000	Pepco Holdings, Inc	2.700	10/01/15	168,704
350,000	PG&E Corp	5.750	04/01/14	350,000
300,000	PG&E Corp	2.400	03/01/19	298,047
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	206,912
200,000	Potomac Electric Power Co	3.600	03/15/24	202,096
65,000	Potomac Electric Power Co	7.900	12/15/38	97,149
200,000	Potomac Electric Power Co	4.150	03/15/43	193,253
100,000	PPL Capital Funding, Inc	1.900	06/01/18	98,375
300,000	PPL Capital Funding, Inc	4.200	06/15/22	311,063
200,000	PPL Capital Funding, Inc	3.500	12/01/22	195,971
400,000	PPL Capital Funding, Inc	3.400	06/01/23	386,970
100,000	PPL Capital Funding, Inc	3.950	03/15/24	99,880
200,000	PPL Capital Funding, Inc	5.000	03/15/44	202,609
200,000	PPL Electric Utilities Corp	2.500	09/01/22	189,398
300,000	PPL Electric Utilities Corp	4.750	07/15/43	316,864
200,000	PPL Energy Supply LLC	6.200	05/15/16	220,480
225,000	PPL Energy Supply LLC	6.500	05/01/18	252,696
100,000	PPL Energy Supply LLC	4.600	12/15/21	100,869
300,000	Progress Energy, Inc	3.150	04/01/22	294,698
900,000	Progress Energy, Inc	7.750	03/01/31	1,229,848
200,000	PSEG Power LLC	5.320	09/15/16	220,294
100,000	PSEG Power LLC	2.450	11/15/18	100,035
335,000	Public Service Co of Colorado	5.500	04/01/14	335,000
150,000	Public Service Co of Colorado	2.250	09/15/22	140,005
200,000	Public Service Co of Colorado	2.500	03/15/23	186,881
150,000	Public Service Co of Colorado	3.600	09/15/42	133,399
100,000	Public Service Co of Colorado	4.300	03/15/44	99,896
200,000	Public Service Co of New Hampshire	3.500	11/01/23	200,411
520,000	Public Service Co of Oklahoma	5.150	12/01/19	578,319
100,000	Public Service Co of Oklahoma	4.400	02/01/21	108,105
150,000	Public Service Co of Oklahoma	6.625	11/15/37	185,815
220,000	Public Service Electric & Gas Co	5.300	05/01/18	249,199
200,000	Public Service Electric & Gas Co	2.300	09/15/18	202,870
400,000	Public Service Electric & Gas Co	2.375	05/15/23	369,441
200,000	Public Service Electric & Gas Co	3.750	03/15/24	205,619
410,000	Public Service Electric & Gas Co	5.375	11/01/39	473,341
200,000	Public Service Electric & Gas Co	3.950	05/01/42	188,457
100,000	Public Service Electric & Gas Co	3.650	09/01/42	89,605
200,000	Public Service Electric & Gas Co	3.800	01/01/43	184,012
250,000	Puget Sound Energy, Inc	5.757	10/01/39	301,853
82

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Puget Sound Energy, Inc	4.434%	11/15/41	$101,402
100,000		Questar Corp	2.750	02/01/16	103,198
150,000		San Diego Gas & Electric Co	3.000	08/15/21	150,942
400,000		San Diego Gas & Electric Co	3.600	09/01/23	411,448
305,000		San Diego Gas & Electric Co	5.350	05/15/40	353,043
100,000		San Diego Gas & Electric Co	3.950	11/15/41	95,837
300,000		SCANA Corp	4.750	05/15/21	315,809
100,000		SCANA Corp	4.125	02/01/22	100,799
250,000		Scottish Power Ltd	5.810	03/15/25	272,988
200,000		Sempra Energy	2.300	04/01/17	204,497
150,000		Sempra Energy	2.875	10/01/22	142,055
500,000		Sempra Energy	4.050	12/01/23	511,046
260,000		Sempra Energy	6.000	10/15/39	310,120
125,000		Sierra Pacific Power Co	3.375	08/15/23	124,010
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	56,078
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	145,409
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	248,546
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	309,489
488,539		Southaven Combined Cycle Generation LLC	3.846	08/15/33	494,082
100,000		Southern California Edison Co	5.000	01/15/16	107,736
250,000		Southern California Edison Co	5.500	08/15/18	286,390
280,000		Southern California Edison Co	3.875	06/01/21	298,569
400,000		Southern California Edison Co	3.500	10/01/23	403,728
185,000		Southern California Edison Co	6.050	03/15/39	229,133
300,000		Southern California Edison Co	4.500	09/01/40	305,778
500,000		Southern California Edison Co	3.900	12/01/41	461,255
200,000		Southern California Edison Co	4.050	03/15/42	190,158
500,000		Southern California Edison Co	3.900	03/15/43	462,679
150,000		Southern California Gas Co	3.750	09/15/42	138,476
200,000		Southern California Gas Co	4.450	03/15/44	204,135
200,000		Southern Co	2.375	09/15/15	204,678
100,000		Southern Co	1.950	09/01/16	102,426
300,000		Southern Co	2.450	09/01/18	304,253
108,000	g	Southern Natural Gas Co	5.900	04/01/17	121,226
550,000		Southern Natural Gas Co	4.400	06/15/21	578,760
100,000		Southern Natural Gas Co	8.000	03/01/32	132,284
250,000		Southwest Gas Corp	3.875	04/01/22	258,820
250,000		Southwestern Electric Power Co	5.550	01/15/17	274,768
400,000		Southwestern Electric Power Co	6.200	03/15/40	482,850
600,000		Southwestern Public Service Co	4.500	08/15/41	610,805
60,000		Spectra Energy Capital LLC	6.200	04/15/18	68,364
450,000		Spectra Energy Capital LLC	8.000	10/01/19	551,393
600,000		Spectra Energy Capital LLC	3.300	03/15/23	545,172
200,000		Spectra Energy Partners LP	2.950	09/25/18	203,880
200,000		Spectra Energy Partners LP	4.750	03/15/24	210,742
200,000		Spectra Energy Partners LP	5.950	09/25/43	228,487
150,000		System Energy Resources, Inc	4.100	04/01/23	151,413
200,000		Tampa Electric Co	5.400	05/15/21	228,148
100,000		Tampa Electric Co	2.600	09/15/22	94,347
100,000		Tampa Electric Co	4.100	06/15/42	95,081
200,000		TECO Finance, Inc	5.150	03/15/20	221,185
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	245,076
83

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$12,000	Toledo Edison Co	7.250%	05/01/20	$14,220
300,000	Toledo Edison Co	6.150	05/15/37	348,946
770,000	Total Capital S.A.	3.125	10/02/15	800,112
300,000	Total Capital S.A.	2.125	08/10/18	303,036
200,000	Total Capital S.A.	4.450	06/24/20	219,906
100,000	Total Capital S.A.	4.125	01/28/21	107,371
350,000	TransAlta Corp	6.650	05/15/18	396,479
300,000	TransAlta Corp	4.500	11/15/22	295,266
125,000	Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	117,225
100,000	Union Electric Co	8.450	03/15/39	158,728
100,000	Union Electric Co	3.900	09/15/42	93,064
100,000	United Utilities plc	6.875	08/15/28	112,733
200,000	Virginia Electric and Power Co	1.200	01/15/18	195,834
309,000	Virginia Electric and Power Co	2.750	03/15/23	294,199
500,000	Virginia Electric and Power Co	3.450	02/15/24	498,970
350,000	Virginia Electric and Power Co	6.000	05/15/37	428,044
160,000	Virginia Electric and Power Co	4.000	01/15/43	150,447
250,000	Virginia Electric and Power Co	4.650	08/15/43	257,886
300,000	Virginia Electric and Power Co	4.450	02/15/44	302,159
500,000	Westar Energy, Inc	4.125	03/01/42	482,997
200,000	Western Gas Partners LP	2.600	08/15/18	200,875
450,000	Western Gas Partners LP	4.000	07/01/22	446,064
100,000	Western Gas Partners LP	5.450	04/01/44	101,940
225,000	Western Massachusetts Electric Co	3.500	09/15/21	229,075
35,000	Williams Cos, Inc	7.875	09/01/21	41,585
475,000	Williams Cos, Inc	3.700	01/15/23	431,055
300,000	Williams Cos, Inc	7.750	06/15/31	336,576
245,000	Williams Partners LP	3.800	02/15/15	251,616
70,000	Williams Partners LP	7.250	02/01/17	80,577
530,000	Williams Partners LP	5.250	03/15/20	583,560
600,000	Williams Partners LP	4.000	11/15/21	610,062
200,000	Williams Partners LP	3.350	08/15/22	191,592
300,000	Williams Partners LP	4.500	11/15/23	306,943
300,000	Williams Partners LP	4.300	03/04/24	301,330
300,000	Williams Partners LP	5.800	11/15/43	323,400
300,000	Williams Partners LP	5.400	03/04/44	307,838
300,000	Wisconsin Electric Power Co	1.700	06/15/18	297,568
200,000	Wisconsin Electric Power Co	5.625	05/15/33	236,722
200,000	Wisconsin Electric Power Co	3.650	12/15/42	176,985
200,000	Wisconsin Power & Light Co	2.250	11/15/22	185,437
200,000	Wisconsin Public Service Corp	3.671	12/01/42	179,498
200,000	Wisconsin Public Service Corp	4.752	11/01/44	211,556
200,000	Xcel Energy, Inc	0.750	05/09/16	199,460
100,000	Xcel Energy, Inc	4.700	05/15/20	110,246
100,000	Xcel Energy, Inc	4.800	09/15/41	102,844
	TOTAL UTILITIES			108,968,792

	TOTAL CORPORATE BONDS			1,253,609,617
	(Cost $1,236,325,931)
84

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 72.5%

AGENCY SECURITIES - 2.8%
$250,000		Federal Agricultural Mortgage Corp (FAMC)	2.375%	07/22/15	$256,515
500,000		Federal Farm Credit Bank (FFCB)	0.300	07/18/14	500,255
2,600,000		FFCB	3.000	09/22/14	2,635,838
1,600,000		FFCB	1.050	03/28/16	1,620,357
110,000		Federal Home Loan Bank (FHLB)	5.250	06/18/14	111,217
200,000		FHLB	0.400	07/02/14	200,164
7,650,000		FHLB	2.875	06/12/15	7,893,025
1,000,000		FHLB	5.375	05/18/16	1,103,177
95,000		FHLB	4.750	12/16/16	104,874
500,000		FHLB	4.875	05/17/17	559,277
1,000,000		FHLB	0.750	09/08/17	982,642
2,745,000		FHLB	5.000	11/17/17	3,112,888
4,000,000		FHLB	1.625	06/14/19	3,928,148
5,005,000		FHLB	5.500	07/15/36	6,112,707
108,000		Federal Home Loan Mortgage Corp (FHLMC)	4.375	07/17/15	113,779
125,000		FHLMC	4.750	11/17/15	133,986
132,000		FHLMC	4.750	01/19/16	142,430
6,213,000		FHLMC	5.250	04/18/16	6,812,499
127,000		FHLMC	5.500	07/18/16	141,311
16,736,000		FHLMC	5.125	10/18/16	18,608,842
10,000,000		FHLMC	0.875	03/07/18	9,794,820
9,000,000		FHLMC	2.375	01/13/22	8,815,383
3,250,000		FHLMC	6.250	07/15/32	4,338,015
14,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	14,221,144
5,000,000		FNMA	2.250	03/15/16	5,175,545
10,215,000		FNMA	5.000	03/15/16	11,121,980
150,000		FNMA	5.000	05/11/17	168,162
4,340,000		FNMA	5.375	06/12/17	4,915,206
3,000,000		FNMA	1.625	11/27/18	2,987,769
11,000,000	j	FNMA	0.000	10/09/19	9,469,537
951,000		FNMA	6.030	10/08/27	1,170,028
5,000,000		FNMA	6.625	11/15/30	6,870,430
1,000,000		FNMA	5.625	07/15/37	1,255,718
815,000		Financing Corp	9.400	02/08/18	1,049,123
825,000		Financing Corp	9.800	04/06/18	1,083,352
815,000		Financing Corp	10.350	08/03/18	1,105,111
500,000		Hashemite Kingdom of Jordan	2.503	10/30/20	499,232
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	453,516
590,000		PEFCO	2.250	12/15/17	611,100
175,000		PEFCO	1.450	08/15/19	168,287
400,000		PEFCO	2.050	11/15/22	369,741
700,000		Tunisia Government AID Bonds	1.686	07/16/19	682,671
300,000		Israel Government AID Bond	5.500	04/26/24	357,022
300,000		Tennessee Valley Authority	1.750	10/15/18	299,329
		TOTAL AGENCY SECURITIES			142,056,152

FOREIGN GOVERNMENT BONDS - 3.9%
1,800,000		Asian Development Bank	0.875	06/10/14	1,802,466
1,750,000		Asian Development Bank	2.500	03/15/16	1,817,392
2,000,000		Asian Development Bank	1.125	03/15/17	2,007,880
1,000,000		Asian Development Bank	1.875	04/12/19	1,000,060
85

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	Asian Development Bank	1.375%	03/23/20	$1,430,313
75,000	Asian Development Bank	5.820	06/16/28	92,026
906,000	Brazilian Government International Bond	5.875	01/15/19	1,019,250
2,090,000	Brazilian Government International Bond	4.875	01/22/21	2,221,670
1,300,000	Brazilian Government International Bond	2.625	01/05/23	1,150,500
1,424,000	Brazilian Government International Bond	4.250	01/07/25	1,377,720
880,000	Brazilian Government International Bond	7.125	01/20/37	1,054,900
2,330,000	Brazilian Government International Bond	5.625	01/07/41	2,360,290
525,000	Canada Government International Bond	2.375	09/10/14	530,187
850,000	Canada Government International Bond	0.875	02/14/17	849,541
1,000,000	Canada Government International Bond	1.625	02/27/19	993,398
345,000	Chile Government International Bond	3.875	08/05/20	366,562
300,000	Chile Government International Bond	2.250	10/30/22	274,500
300,000	Chile Government International Bond	3.625	10/30/42	248,250
850,000	China Development Bank	5.000	10/15/15	898,523
900,000	Colombia Government International Bond	8.250	12/22/14	946,800
450,000	Colombia Government International Bond	7.375	03/18/19	541,125
900,000	Colombia Government International Bond	4.375	07/12/21	936,000
600,000	Colombia Government International Bond	2.625	03/15/23	540,000
750,000	Colombia Government International Bond	4.000	02/26/24	742,500
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,400,000
750,000	Colombia Government International Bond	5.625	02/26/44	783,000
30,000	Corp Andina de Fomento	5.125	05/05/15	31,093
500,000	Corp Andina de Fomento	3.750	01/15/16	521,246
527,000	Corp Andina de Fomento	4.375	06/15/22	542,740
1,000,000	Council of Europe Development Bank	2.625	02/16/16	1,039,710
500,000	Council of Europe Development Bank	1.500	06/19/17	505,040
500,000	Council of Europe Development Bank	1.000	03/07/18	490,515
500,000	Council of Europe Development Bank	1.125	05/31/18	490,195
300,000	Development Bank of Japan	5.125	02/01/17	333,546
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	50,914
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,557,165
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,014,590
1,000,000	European Investment Bank	1.500	05/15/14	1,001,570
4,000,000	European Investment Bank	1.125	04/15/15	4,036,160
5,000,000	European Investment Bank	1.625	09/01/15	5,092,500
5,500,000	European Investment Bank	1.375	10/20/15	5,585,305
4,000,000	European Investment Bank	2.250	03/15/16	4,134,680
1,000,000	European Investment Bank	0.625	04/15/16	1,002,100
2,200,000	European Investment Bank	1.750	03/15/17	2,249,016
2,500,000	European Investment Bank	0.875	04/18/17	2,489,630
750,000	European Investment Bank	1.000	03/15/18	736,117
500,000	European Investment Bank	1.000	06/15/18	487,945
1,000,000	European Investment Bank	1.875	03/15/19	996,100
1,000,000	European Investment Bank	2.875	09/15/20	1,026,570
500,000	European Investment Bank	2.500	04/15/21	496,940
1,000,000	European Investment Bank	3.250	01/29/24	1,010,740
1,705,000	European Investment Bank	4.875	02/15/36	1,960,017
200,000	Export Development Canada	1.500	05/15/14	200,308
545,000	Export Development Canada	2.250	05/28/15	557,295
300,000	Export Development Canada	0.500	09/15/15	300,831
250,000	Export Development Canada	1.250	10/26/16	252,855
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Export Development Canada	0.625%	12/15/16	$496,885
500,000	Export Development Canada	0.750	12/15/17	490,200
250,000	Export-Import Bank of Korea	5.875	01/14/15	259,929
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,141,062
300,000	Export-Import Bank of Korea	1.250	11/20/15	301,792
400,000	Export-Import Bank of Korea	3.750	10/20/16	425,719
200,000	Export-Import Bank of Korea	1.750	02/27/18	197,675
775,000	Export-Import Bank of Korea	5.125	06/29/20	866,561
300,000	Export-Import Bank of Korea	5.000	04/11/22	335,812
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,766,490
602,222	Federative Republic of Brazil	8.000	01/15/18	672,231
100,000	Finland Government International Bond	6.950	02/15/26	128,777
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,717,495
500,000	Hydro Quebec	2.000	06/30/16	513,751
800,000	Hydro Quebec	1.375	06/19/17	802,911
270,000	Hydro Quebec	9.400	02/01/21	366,712
200,000	Hydro Quebec	8.500	12/01/29	294,293
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,001,678
2,500,000	Inter-American Development Bank	2.250	07/15/15	2,561,765
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,009,930
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,208,624
750,000	Inter-American Development Bank	1.375	07/15/20	709,757
700,000	Inter-American Development Bank	3.200	08/07/42	589,648
300,000	Inter-American Development Bank	4.375	01/24/44	314,877
1,800,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,803,991
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,278,755
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,167,341
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	956,728
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,502,094
1,500,000	International Bank for Reconstruction & Development	2.125	11/01/20	1,486,145
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	550,448
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	480,049
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	947,944
30,000	International Finance Corp	3.000	04/22/14	30,042
1,700,000	International Finance Corp	2.750	04/20/15	1,742,390
2,750,000	International Finance Corp	1.125	11/23/16	2,772,443
2,000,000	International Finance Corp	1.750	09/04/18	2,005,806
800,000	Israel Government AID Bond	5.500	09/18/23	947,109
400,000	Israel Government International Bond	5.125	03/26/19	452,080
705,000	Israel Government International Bond	4.000	06/30/22	736,020
300,000	Israel Government International Bond	3.150	06/30/23	290,550
300,000	Israel Government International Bond	4.500	01/30/43	277,920
500,000	Italian Republic	3.125	01/26/15	509,787
1,200,000	Italian Republic	5.250	09/20/16	1,301,172
1,374,000	Italian Republic	5.375	06/15/33	1,515,426
1,500,000	Italy Government International Bond	4.750	01/25/16	1,596,690
430,000	Italy Government International Bond	5.375	06/12/17	471,297
1,100,000	Japan Bank for International Cooperation	1.875	09/24/15	1,122,273
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,893,217
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,047,501
300,000	Japan Bank for International Cooperation	3.375	07/31/23	303,045
600,000	Japan Finance Corp	2.250	07/13/16	619,721
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$900,000	Japan Finance Organization for Municipalities	5.000%	05/16/17	$1,002,906
600,000	KFW	2.625	01/25/22	594,582
475,000	Korea Development Bank	4.375	08/10/15	497,271
235,000	Korea Development Bank	3.250	03/09/16	244,637
400,000	Korea Development Bank	3.500	08/22/17	423,317
300,000	Korea Development Bank	1.500	01/22/18	293,543
200,000	Korea Development Bank	3.000	09/14/22	195,687
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,012,500
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,589,588
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,138,980
461,000	Mexico Government International Bond	6.750	09/27/34	562,420
1,132,000	Mexico Government International Bond	6.050	01/11/40	1,287,650
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,400,300
2,178,000	Mexico Government International Bond	5.550	01/21/45	2,314,125
150,000	Mexico Government International Bond	5.750	10/12/10	147,375
500,000	Nordic Investment Bank	2.250	03/15/16	516,930
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,465,275
300,000	North American Development Bank	2.400	10/26/22	280,305
1,100,000	Panama Government International Bond	5.200	01/30/20	1,217,700
300,000	Panama Government International Bond	7.125	01/29/26	370,500
692,000	Panama Government International Bond	6.700	01/26/36	813,100
400,000	Panama Government International Bond	4.300	04/29/53	327,500
520,000	Peruvian Government International Bond	7.125	03/30/19	627,250
925,000	Peruvian Government International Bond	7.350	07/21/25	1,189,781
600,000	Peruvian Government International Bond	6.550	03/14/37	721,500
500,000	Peruvian Government International Bond	5.625	11/18/50	531,250
1,250,000	Philippine Government International Bond	8.875	03/17/15	1,346,875
225,000	Philippine Government International Bond	4.200	01/21/24	232,313
750,000	Philippine Government International Bond	5.500	03/30/26	845,625
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,000,938
380,000	Poland Government International Bond	3.875	07/16/15	395,200
1,985,000	Poland Government International Bond	6.375	07/15/19	2,328,901
67,000	Poland Government International Bond	5.125	04/21/21	73,985
390,000	Poland Government International Bond	5.000	03/23/22	425,588
490,000	Poland Government International Bond	3.000	03/17/23	458,150
1,000,000	Poland Government International Bond	4.000	01/22/24	1,005,250
1,055,000	Province of British Columbia Canada	2.850	06/15/15	1,087,346
400,000	Province of British Columbia Canada	1.200	04/25/17	401,580
200,000	Province of British Columbia Canada	2.650	09/22/21	199,704
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,672,578
500,000	Province of Manitoba Canada	4.900	12/06/16	552,680
500,000	Province of Manitoba Canada	1.125	06/01/18	490,775
500,000	Province of Manitoba Canada	1.750	05/30/19	491,928
200,000	Province of New Brunswick Canada	5.200	02/21/17	223,544
200,000	Province of New Brunswick Canada	2.750	06/15/18	207,528
255,000	Province of Nova Scotia Canada	2.375	07/21/15	261,158
50,000	Province of Nova Scotia Canada	5.125	01/26/17	55,687
200,000	Province of Nova Scotia Canada	8.250	07/30/22	266,807
2,200,000	Province of Ontario Canada	2.950	02/05/15	2,249,368
600,000	Province of Ontario Canada	0.950	05/26/15	604,404
2,690,000	Province of Ontario Canada	2.700	06/16/15	2,766,181
1,000,000	Province of Ontario Canada	2.300	05/10/16	1,034,560
88

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Province of Ontario Canada	1.600%	09/21/16	$305,415
1,300,000		Province of Ontario Canada	1.100	10/25/17	1,286,090
1,000,000		Province of Ontario Canada	2.000	01/30/19	1,000,396
1,000,000		Province of Ontario Canada	1.650	09/27/19	969,080
230,000		Province of Ontario Canada	4.400	04/14/20	254,034
800,000		Province of Ontario Canada	2.450	06/29/22	760,424
40,000		Province of Quebec Canada	4.875	05/05/14	40,167
385,000		Province of Quebec Canada	5.125	11/14/16	426,934
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,267,352
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,177,322
1,100,000		Province of Quebec Canada	2.625	02/13/23	1,041,346
200,000		Province of Quebec Canada	7.125	02/09/24	256,448
201,000		Province of Quebec Canada	7.500	09/15/29	278,232
100,000		Province of Saskatchewan Canada	8.500	07/15/22	136,329
200,000		Region of Lombardy Italy	5.804	10/25/32	198,822
475,000		Republic of Korea	5.750	04/16/14	475,594
700,000		Republic of Korea	7.125	04/16/19	859,250
500,000		Republic of Korea	3.875	09/11/23	524,375
2,500,000		Republic of Philippines	4.000	01/15/21	2,628,125
800,000		Republic of Turkey	7.500	07/14/17	899,296
300,000		South Africa Government International Bond	6.500	06/02/14	302,400
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,164,025
225,000		South Africa Government International Bond	5.500	03/09/20	244,350
500,000		South Africa Government International Bond	4.665	01/17/24	495,000
300,000		South Africa Government International Bond	5.875	09/16/25	322,500
300,000		South Africa Government International Bond	6.250	03/08/41	328,875
625,000		Svensk Exportkredit AB	5.125	03/01/17	697,254
425,000		Svensk Exportkredit AB	1.125	04/05/18	416,402
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,408,000
600,000		Turkey Government International Bond	6.250	09/26/22	644,700
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,060,750
800,000		Turkey Government International Bond	5.750	03/22/24	827,600
3,250,000		Turkey Government International Bond	4.875	04/16/43	2,762,500
800,000		Turkey Government International Bond	6.625	02/17/45	843,000
519,343		Uruguay Government International Bond	4.500	08/14/24	532,327
300,000		Uruguay Government International Bond	7.625	03/21/36	384,000
500,000		Uruguay Government International Bond	4.125	11/20/45	405,000
		TOTAL FOREIGN GOVERNMENT BONDS			200,629,183

MORTGAGE BACKED - 29.2%
100,556	i	Federal Home Loan Mortgage Corp (FHLMC)	4.975	04/01/35	106,997
10,494	i	FHLMC	2.250	10/01/35	11,175
147,423	i	FHLMC	2.380	02/01/36	156,822
81,822	i	FHLMC	2.561	07/01/36	87,434
266,803	i	FHLMC	2.255	09/01/36	286,851
157,742	i	FHLMC	2.366	09/01/36	169,518
201,831	i	FHLMC	2.420	09/01/36	215,469
71,491	i	FHLMC	5.760	01/01/37	75,182
12,562	i	FHLMC	2.375	02/01/37	13,085
16,454	i	FHLMC	2.390	02/01/37	17,489
397,690	i	FHLMC	2.486	03/01/37	422,108
29,927	i	FHLMC	5.311	03/01/37	31,609
89

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$317,441	i	FHLMC	5.710%	04/01/37	$328,219
219,964	i	FHLMC	6.010	04/01/37	232,981
50,412	i	FHLMC	2.820	05/01/37	54,032
30,152	i	FHLMC	6.080	05/01/37	31,301
49,405	i	FHLMC	2.500	06/01/37	52,697
231,496	i	FHLMC	4.767	06/01/37	244,621
208,494	i	FHLMC	2.616	08/01/37	221,265
137,624	i	FHLMC	1.606	09/01/37	145,552
262,815	i	FHLMC	1.702	09/01/37	276,060
2,409	i	FHLMC	6.195	09/01/37	2,498
39,851	i	FHLMC	5.336	02/01/38	41,691
131,434	i	FHLMC	2.582	04/01/38	141,127
202,670	i	FHLMC	4.870	04/01/38	213,165
71,682	i	FHLMC	4.847	06/01/38	75,718
20,456	i	FHLMC	2.375	07/01/38	21,741
60,968		FHLMC	5.000	10/01/39	66,207
64,865	i	FHLMC	3.542	06/01/40	69,109
395,953	i	FHLMC	3.397	07/01/40	417,372
391,957	i	FHLMC	2.942	01/01/41	411,590
53,263	i	FHLMC	2.562	05/01/41	55,303
1,154,892	i	FHLMC	3.415	08/01/41	1,227,939
518,397	i	FHLMC	2.931	09/01/41	545,770
117,126	i	FHLMC	3.138	10/01/41	120,067
1,268		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/14	1,344
2,600		FGLMC	7.500	01/01/16	2,609
34		FGLMC	7.500	05/01/16	35
30		FGLMC	7.500	06/01/16	31
14,598		FGLMC	5.500	05/01/17	15,521
30,291		FGLMC	5.500	06/01/17	32,215
19,297		FGLMC	5.000	12/01/17	20,458
13,649		FGLMC	5.500	12/01/17	14,510
23,232		FGLMC	5.000	03/01/18	24,629
75,312		FGLMC	5.000	04/01/18	79,838
61,856		FGLMC	4.500	06/01/18	65,401
192,984		FGLMC	4.500	09/01/18	204,088
122,250		FGLMC	4.000	11/01/18	129,002
210,892		FGLMC	4.500	01/01/19	223,070
25,380		FGLMC	4.000	05/01/19	26,836
205,423		FGLMC	4.500	05/01/19	217,249
447,844		FGLMC	4.500	06/01/19	473,687
129,271		FGLMC	4.000	10/01/19	136,606
52,071		FGLMC	5.500	11/01/19	56,453
387,388		FGLMC	4.500	12/01/19	409,745
67,953		FGLMC	4.500	01/01/20	71,878
1,545,877		FGLMC	4.500	02/01/20	1,634,356
29,981		FGLMC	4.500	02/01/20	32,013
344,596		FGLMC	5.000	05/01/20	368,773
335,665		FGLMC	5.000	05/01/20	355,917
28,819		FGLMC	4.500	07/01/20	30,788
316,370		FGLMC	5.000	07/01/20	335,332
5,413		FGLMC	7.000	10/01/20	5,831
27,212		FGLMC	5.000	12/01/20	28,927
90

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,133,256	FGLMC	4.000%	05/01/21	$1,197,676
612,170	FGLMC	4.500	06/01/21	648,930
338,796	FGLMC	4.500	06/01/21	359,082
289,398	FGLMC	5.000	07/01/21	307,771
40,493	FGLMC	5.500	07/01/21	44,094
4,390,652	FGLMC	3.000	12/01/21	4,553,244
26,051	FGLMC	5.000	10/01/22	28,173
22,552	FGLMC	6.000	11/01/22	24,673
190,647	FGLMC	5.000	04/01/23	206,109
292,042	FGLMC	4.500	05/01/23	312,492
13,020	FGLMC	4.500	05/01/23	13,930
156,006	FGLMC	5.000	05/01/23	169,378
282,543	FGLMC	5.500	05/01/23	307,675
41,569	FGLMC	5.000	10/01/23	44,962
29,580	FGLMC	5.500	10/01/23	32,504
33,370	FGLMC	5.000	11/01/23	36,235
69,895	FGLMC	5.000	03/01/24	75,882
18,085	FGLMC	4.500	04/01/24	19,354
7,609	FGLMC	4.500	05/01/24	8,146
53,903	FGLMC	4.500	06/01/24	57,700
246,537	FGLMC	4.000	07/01/24	261,067
477,807	FGLMC	4.000	07/01/24	506,011
95,600	FGLMC	5.500	07/01/24	104,025
488,292	FGLMC	4.000	08/01/24	516,956
80,503	FGLMC	4.500	09/01/24	86,168
17,116	FGLMC	4.500	09/01/24	18,320
34,037	FGLMC	4.500	09/01/24	36,441
17,501	FGLMC	5.500	09/01/24	19,372
590,471	FGLMC	4.000	10/01/24	625,265
18,769	FGLMC	4.500	10/01/24	20,084
54,934	FGLMC	4.500	10/01/24	59,826
18,521	FGLMC	4.500	11/01/24	19,592
49,880	FGLMC	4.500	12/01/24	53,399
186,037	FGLMC	5.500	12/01/24	202,511
38,705	FGLMC	4.500	02/01/25	41,435
806,904	FGLMC	4.000	03/01/25	854,456
22,697	FGLMC	4.500	06/01/25	24,294
45,682	FGLMC	4.500	07/01/25	48,916
817,544	FGLMC	3.500	10/01/25	857,819
443,456	FGLMC	4.000	10/01/25	469,445
1,387,958	FGLMC	3.500	11/01/25	1,456,321
828,730	FGLMC	3.500	11/01/25	869,548
387,160	FGLMC	3.500	12/01/25	405,291
273,972	FGLMC	3.000	01/01/26	281,422
2,713,302	FGLMC	3.500	01/01/26	2,840,400
243,970	FGLMC	4.000	04/01/26	258,224
496,617	FGLMC	4.000	05/01/26	525,736
126,544	FGLMC	5.500	07/01/26	139,874
1,600,344	FGLMC	4.000	08/01/26	1,693,984
8,930	FGLMC	6.000	08/01/26	9,923
424,919	FGLMC	3.000	09/01/26	436,475
1,094,386	FGLMC	3.000	10/01/26	1,124,147
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,637,803	FGLMC	3.500%	10/01/26	$1,714,736
54,115	FGLMC	5.000	10/01/26	58,753
14,661	FGLMC	5.500	10/01/26	16,230
6,408,407	FGLMC	3.000	02/01/27	6,582,680
3,389,985	FGLMC	2.500	05/01/27	3,391,822
3,414,453	FGLMC	2.500	11/01/27	3,416,303
179,025	FGLMC	6.000	12/01/27	198,622
2,660,441	FGLMC	2.500	01/01/28	2,661,882
6,853,470	FGLMC	2.500	03/01/28	6,857,184
234,560	FGLMC	5.000	03/01/28	256,233
3,722,107	FGLMC	2.500	05/01/28	3,724,210
24,705	FGLMC	5.500	05/01/28	27,164
9,450,193	FGLMC	2.500	07/01/28	9,455,535
2,889,369	FGLMC	3.000	10/01/28	2,968,090
221	FGLMC	6.500	10/01/28	247
207,728	FGLMC	5.500	01/01/29	229,093
5,286	FGLMC	6.500	01/01/29	5,927
35,459	FGLMC	4.000	02/01/29	37,361
1,506	FGLMC	6.500	03/01/29	1,714
172,278	FGLMC	4.500	04/01/29	184,744
16,772	FGLMC	6.500	07/01/29	18,796
54,932	FGLMC	5.000	12/01/29	59,915
82,929	FGLMC	4.000	08/01/30	87,412
471,660	FGLMC	4.500	01/01/31	511,236
822	FGLMC	8.000	01/01/31	941
522,248	FGLMC	4.000	03/01/31	550,498
64,402	FGLMC	4.000	05/01/31	67,900
530,910	FGLMC	4.500	05/01/31	576,029
210,153	FGLMC	4.000	06/01/31	221,570
648,354	FGLMC	4.000	08/01/31	683,354
600,617	FGLMC	4.000	09/01/31	633,274
9,143	FGLMC	6.500	09/01/31	10,282
19,839	FGLMC	8.000	09/01/31	22,867
285,630	FGLMC	3.500	11/01/31	293,901
123,208	FGLMC	7.000	12/01/31	139,584
45,747	FGLMC	6.500	01/01/32	51,976
102,186	FGLMC	6.000	02/01/32	114,916
3,863,812	FGLMC	3.000	03/01/32	3,874,044
41,448	FGLMC	7.000	04/01/32	47,086
37,275	FGLMC	6.500	05/01/32	42,602
3,055,357	FGLMC	3.500	09/01/32	3,145,715
34,557	FGLMC	5.500	11/01/32	38,273
40,749	FGLMC	6.000	02/01/33	45,836
146,246	FGLMC	5.000	03/01/33	159,300
6,631	FGLMC	6.000	03/01/33	7,358
91,605	FGLMC	6.000	03/01/33	101,647
155,039	FGLMC	6.000	03/01/33	174,402
66,068	FGLMC	5.000	04/01/33	71,940
16,738	FGLMC	6.000	04/01/33	18,826
1,235,791	FGLMC	5.000	06/01/33	1,347,275
351,384	FGLMC	5.500	06/01/33	389,038
4,840,424	FGLMC	3.500	07/01/33	4,982,307
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$135,501	FGLMC	4.500%	07/01/33	$144,888
16,574	FGLMC	5.000	08/01/33	18,069
188,654	FGLMC	5.000	08/01/33	207,159
42,333	FGLMC	6.500	08/01/33	48,039
404,436	FGLMC	5.000	09/01/33	446,403
189,547	FGLMC	5.500	09/01/33	211,380
160,787	FGLMC	5.500	09/01/33	179,296
197,329	FGLMC	5.500	09/01/33	221,450
72,912	FGLMC	5.500	09/01/33	80,805
69,834	FGLMC	4.000	10/01/33	72,843
34,678	FGLMC	5.000	10/01/33	37,821
253,103	FGLMC	5.500	10/01/33	282,274
72,166	FGLMC	5.500	12/01/33	79,917
255,841	FGLMC	5.500	12/01/33	283,740
802,272	FGLMC	7.000	12/01/33	916,751
698,145	FGLMC	5.000	01/01/34	761,389
17,458	FGLMC	5.500	02/01/34	19,334
84,327	FGLMC	5.000	03/01/34	91,943
108,231	FGLMC	5.500	03/01/34	119,843
197,749	FGLMC	5.000	05/01/34	215,618
115,695	FGLMC	4.500	06/01/34	123,692
234,899	FGLMC	5.000	06/01/34	255,071
73,377	FGLMC	5.500	06/01/34	81,304
51,666	FGLMC	6.000	06/01/34	57,881
157,215	FGLMC	6.000	09/01/34	176,916
20,979	FGLMC	5.000	11/01/34	23,029
986,649	FGLMC	5.500	11/01/34	1,092,899
666,065	FGLMC	5.000	12/01/34	725,781
46,626	FGLMC	5.500	12/01/34	51,613
117,839	FGLMC	5.500	12/01/34	130,507
6,904	FGLMC	5.500	01/01/35	7,645
12,729	FGLMC	5.500	01/01/35	14,099
52,076	FGLMC	5.500	01/01/35	57,691
314,755	FGLMC	4.500	04/01/35	336,322
42,672	FGLMC	6.000	05/01/35	47,971
282,267	FGLMC	6.000	05/01/35	317,102
290,534	FGLMC	7.000	05/01/35	331,950
70,326	FGLMC	5.500	06/01/35	77,891
42,920	FGLMC	5.500	06/01/35	47,537
40,333	FGLMC	5.000	07/01/35	43,757
1,260,846	FGLMC	5.000	07/01/35	1,373,971
40,090	FGLMC	6.000	07/01/35	44,465
1,889,721	FGLMC	5.000	08/01/35	2,057,008
45,909	FGLMC	5.500	08/01/35	50,453
101,189	FGLMC	6.000	08/01/35	112,194
26,856	FGLMC	4.500	09/01/35	28,677
178,400	FGLMC	5.000	10/01/35	193,919
42,233	FGLMC	5.000	10/01/35	45,834
249,458	FGLMC	5.000	10/01/35	271,062
924,988	FGLMC	5.500	10/01/35	1,015,374
164,908	FGLMC	5.000	12/01/35	179,194
30,979	FGLMC	5.000	12/01/35	33,699
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$86,786	FGLMC	6.000%	01/01/36	$97,279
25,877	FGLMC	5.000	02/01/36	28,153
59,293	FGLMC	5.000	02/01/36	64,461
32,633	FGLMC	6.000	02/01/36	36,605
354,704	FGLMC	5.500	04/01/36	389,942
38,959	FGLMC	5.500	05/01/36	43,157
4,739	FGLMC	6.500	05/01/36	5,307
1,219,841	FGLMC	6.000	06/01/36	1,363,667
242,672	FGLMC	5.000	07/01/36	263,660
248,367	FGLMC	6.000	07/01/36	275,879
39,468	FGLMC	6.000	08/01/36	43,945
32,367	FGLMC	6.000	09/01/36	36,208
1,322,270	FGLMC	5.500	10/01/36	1,452,920
889,665	FGLMC	5.500	10/01/36	978,976
111,034	FGLMC	6.500	10/01/36	124,310
52,951	FGLMC	5.500	11/01/36	58,125
129,170	FGLMC	6.000	11/01/36	144,408
684,755	FGLMC	6.000	12/01/36	759,231
1,092,743	FGLMC	5.500	03/01/37	1,199,521
388,471	FGLMC	6.000	03/01/37	430,883
69,081	FGLMC	6.500	03/01/37	77,341
394,217	FGLMC	5.500	04/01/37	432,738
49,060	FGLMC	5.000	05/01/37	53,225
36,155	FGLMC	5.000	06/01/37	39,224
199,170	FGLMC	5.500	06/01/37	218,632
740,299	FGLMC	6.000	07/01/37	821,718
245,054	FGLMC	6.000	08/01/37	273,725
100,980	FGLMC	6.000	09/01/37	112,869
1,086,977	FGLMC	5.500	10/01/37	1,203,526
38,240	FGLMC	6.000	11/01/37	42,411
348,061	FGLMC	6.500	11/01/37	391,882
131,873	FGLMC	6.000	01/01/38	146,307
470,687	FGLMC	6.000	02/01/38	522,257
54,495	FGLMC	6.000	02/01/38	60,422
522,969	FGLMC	5.000	03/01/38	567,420
1,730,341	FGLMC	5.000	03/01/38	1,877,795
59,916	FGLMC	5.000	04/01/38	65,997
608,470	FGLMC	5.000	04/01/38	664,267
856,963	FGLMC	5.500	04/01/38	941,935
204,797	FGLMC	5.500	05/01/38	224,809
23,779	FGLMC	5.500	06/01/38	26,103
60,541	FGLMC	6.000	07/01/38	67,125
97,466	FGLMC	5.500	08/01/38	107,735
792,051	FGLMC	5.500	08/01/38	869,446
90,233	FGLMC	5.000	09/01/38	97,894
1,242,981	FGLMC	5.500	09/01/38	1,364,439
390,979	FGLMC	5.500	09/01/38	429,469
18,244	FGLMC	5.500	10/01/38	20,027
453,750	FGLMC	6.000	11/01/38	503,101
3,095,275	FGLMC	5.500	01/01/39	3,397,932
2,422,972	FGLMC	4.500	02/01/39	2,581,711
1,265,283	FGLMC	5.000	02/01/39	1,372,690
94

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$90,746	FGLMC	5.500%	02/01/39	$99,614
14,963	FGLMC	4.500	03/01/39	15,939
435,978	FGLMC	5.000	03/01/39	477,734
69,797	FGLMC	6.000	03/01/39	77,447
2,842,033	FGLMC	4.500	04/01/39	3,041,565
62,603	FGLMC	4.500	04/01/39	67,195
841,518	FGLMC	4.000	05/01/39	873,155
22,184	FGLMC	4.500	05/01/39	23,656
9,689,125	FGLMC	4.500	05/01/39	10,379,133
1,647,057	FGLMC	4.500	05/01/39	1,755,373
481,059	FGLMC	4.500	05/01/39	512,968
432,741	FGLMC	5.000	05/01/39	470,131
1,074,916	FGLMC	4.000	06/01/39	1,115,488
5,260,435	FGLMC	4.500	06/01/39	5,609,101
253,604	FGLMC	4.500	06/01/39	270,357
109,609	FGLMC	5.000	06/01/39	120,037
37,772	FGLMC	5.500	06/01/39	41,462
1,187,164	FGLMC	4.000	07/01/39	1,232,073
630,084	FGLMC	4.500	07/01/39	671,943
103,943	FGLMC	4.500	07/01/39	110,887
51,908	FGLMC	4.500	07/01/39	55,367
363,907	FGLMC	5.000	07/01/39	395,239
618,991	FGLMC	5.500	07/01/39	679,475
48,593	FGLMC	4.500	08/01/39	51,823
131,747	FGLMC	5.000	08/01/39	143,109
569,279	FGLMC	4.000	09/01/39	590,822
3,382,054	FGLMC	5.000	09/01/39	3,669,148
954,640	FGLMC	5.000	09/01/39	1,047,879
29,774	FGLMC	5.500	09/01/39	33,272
1,581,171	FGLMC	6.500	09/01/39	1,770,221
164,838	FGLMC	4.500	10/01/39	177,054
132,364	FGLMC	4.500	10/01/39	142,268
417,002	FGLMC	4.500	10/01/39	444,729
67,401	FGLMC	4.000	11/01/39	69,935
301,718	FGLMC	4.500	11/01/39	321,779
103,200	FGLMC	5.000	11/01/39	112,092
16,574	FGLMC	5.000	11/01/39	18,088
1,065,168	FGLMC	4.500	12/01/39	1,141,442
571,602	FGLMC	4.500	12/01/39	609,771
240,100	FGLMC	4.500	12/01/39	256,079
329,433	FGLMC	4.500	12/01/39	352,985
520,669	FGLMC	5.500	12/01/39	571,547
598,386	FGLMC	4.500	01/01/40	638,388
44,683	FGLMC	5.000	01/01/40	49,061
106,828	FGLMC	5.500	01/01/40	117,267
206,727	FGLMC	5.500	03/01/40	226,927
2,420,651	FGLMC	4.000	04/01/40	2,512,191
417,268	FGLMC	4.500	04/01/40	445,030
90,452	FGLMC	4.500	04/01/40	96,954
674,495	FGLMC	5.000	04/01/40	734,524
283,393	FGLMC	5.000	04/01/40	307,975
2,757,905	FGLMC	6.000	04/01/40	3,059,346
95

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,534,996		FGLMC	4.500%	05/01/40	$6,969,424
4,107,955		FGLMC	5.000	05/01/40	4,500,845
15,249		FGLMC	4.500	06/01/40	16,263
1,803,190		FGLMC	5.500	06/01/40	1,979,389
3,253,891		FGLMC	4.500	07/01/40	3,471,243
65,353		FGLMC	4.500	08/01/40	69,711
717,778		FGLMC	5.000	08/01/40	780,601
164,958		FGLMC	5.000	08/01/40	179,578
1,634,245		FGLMC	5.000	08/01/40	1,778,715
11,766,036		FGLMC	5.500	08/01/40	12,915,754
893,767		FGLMC	4.000	09/01/40	927,488
7,900,210		FGLMC	4.000	11/01/40	8,206,399
4,544,874		FGLMC	4.000	12/01/40	4,720,732
1,016,946		FGLMC	3.500	01/01/41	1,022,827
1,327,595		FGLMC	3.500	01/01/41	1,335,272
858,313		FGLMC	4.000	01/01/41	890,769
757,230		FGLMC	3.500	02/01/41	761,609
1,236,580		FGLMC	4.000	02/01/41	1,283,361
3,473,812		FGLMC	4.000	02/01/41	3,605,172
5,075,742		FGLMC	4.000	04/01/41	5,267,712
1,073,419		FGLMC	4.500	04/01/41	1,144,909
268,073		FGLMC	5.000	04/01/41	292,007
1,062,346		FGLMC	4.500	05/01/41	1,133,164
1,315,523		FGLMC	4.500	06/01/41	1,403,476
2,678,774		FGLMC	3.500	10/01/41	2,694,266
2,547,920		FGLMC	5.000	10/01/41	2,775,559
3,129,376		FGLMC	3.500	11/01/41	3,147,846
1,668,834		FGLMC	4.500	12/01/41	1,780,027
10,755,407		FGLMC	3.500	01/01/42	10,817,606
3,195,854		FGLMC	3.500	02/01/42	3,214,335
3,989,931		FGLMC	3.500	04/01/42	4,013,004
7,338,539		FGLMC	4.000	05/01/42	7,623,580
4,471,605		FGLMC	3.500	07/01/42	4,497,932
1,136,419		FGLMC	3.000	08/01/42	1,097,147
4,619,502		FGLMC	3.000	10/01/42	4,459,861
6,852,614		FGLMC	3.000	10/01/42	6,615,801
2,228,408		FGLMC	3.500	12/01/42	2,241,295
5,448,758		FGLMC	2.500	01/01/43	5,033,719
12,634,803		FGLMC	3.000	01/01/43	12,198,169
19,150,254		FGLMC	3.000	04/01/43	18,488,459
7,634,272		FGLMC	3.500	05/01/43	7,678,421
7,340,579		FGLMC	3.000	08/01/43	7,086,903
4,864,564		FGLMC	3.000	08/01/43	4,696,454
7,810,938		FGLMC	3.500	08/01/43	7,856,108
7,369,222		FGLMC	4.000	11/01/43	7,648,077
9,975,654		FGLMC	3.500	02/01/44	10,033,343
9,723,667	h	FGLMC	4.000	02/01/44	10,093,834
658,232		Federal National Mortgage Association (FNMA)	4.640	11/01/14	662,117
1,309		FNMA	6.000	04/01/16	1,316
24,047		FNMA	5.500	09/01/16	25,588
2,333		FNMA	6.500	10/01/16	2,412
24,060		FNMA	6.500	11/01/16	25,093
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$14,971	FNMA	6.500%	04/01/17	$15,842
14,280	FNMA	6.000	05/01/17	15,114
56,671	FNMA	5.000	09/01/17	60,263
10,467	FNMA	6.000	11/01/17	10,967
125,668	FNMA	5.000	12/01/17	133,608
623,785	FNMA	5.000	12/01/17	663,372
9,208	FNMA	5.000	12/01/17	9,790
1,035,241	FNMA	5.000	01/01/18	1,100,557
930,793	FNMA	4.500	02/01/18	986,281
144,396	FNMA	4.500	04/01/18	153,001
27,241	FNMA	5.000	04/01/18	28,971
226,518	FNMA	5.500	04/01/18	242,524
22,534	FNMA	5.500	04/01/18	24,128
12,266	FNMA	5.500	05/01/18	13,066
398,174	FNMA	4.500	06/01/18	421,552
40,466	FNMA	4.000	08/01/18	42,764
473,245	FNMA	4.000	08/01/18	500,519
118,571	FNMA	4.500	09/01/18	125,666
85,100	FNMA	4.500	10/01/18	90,215
240,839	FNMA	5.000	11/01/18	257,587
4,888	FNMA	5.000	01/01/19	5,199
13,101	FNMA	6.000	01/01/19	14,568
28,590	FNMA	4.500	05/01/19	30,299
12,157	FNMA	4.500	06/01/19	12,889
66,838	FNMA	4.500	06/01/19	70,841
75,649	FNMA	5.000	07/01/19	80,445
341,664	FNMA	5.000	10/01/19	365,639
47,554	FNMA	4.500	11/01/19	50,405
41,275	FNMA	4.500	12/01/19	43,749
48,363	FNMA	5.000	03/01/20	51,445
15,631	FNMA	5.000	04/01/20	16,807
31,821	FNMA	4.500	06/01/20	33,726
23,203	FNMA	4.500	09/01/20	24,596
22,541	FNMA	4.500	10/01/20	23,920
34,603	FNMA	4.500	11/01/20	36,676
68,031	FNMA	5.000	12/01/20	73,244
194,932	FNMA	5.500	01/01/21	207,527
1,936,691	FNMA	5.500	01/01/21	2,083,946
78,658	FNMA	5.000	03/01/21	83,680
515,573	FNMA	6.000	04/01/21	548,506
56,906	FNMA	5.500	08/01/21	61,887
16,813	FNMA	6.000	08/01/21	18,435
11,063	FNMA	5.000	10/01/21	11,898
28,154	FNMA	5.000	11/01/21	30,125
11,682	FNMA	5.500	11/01/21	12,450
38,191	FNMA	5.500	10/01/22	41,542
17,812	FNMA	6.000	10/01/22	19,778
10,118	FNMA	5.000	03/01/23	10,911
29,166	FNMA	4.500	04/01/23	30,969
247,705	FNMA	4.500	06/01/23	262,562
22,308	FNMA	5.000	06/01/23	24,034
26,028	FNMA	5.500	06/01/23	28,693
97

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$254,746		FNMA	5.000%	07/01/23	$274,415
58,057		FNMA	5.000	07/01/23	62,611
1,936,080		FNMA	5.000	07/01/23	2,084,636
31,733		FNMA	5.500	08/01/23	34,521
47,878		FNMA	5.000	11/01/23	52,140
17,261		FNMA	5.500	11/01/23	18,770
637,767		FNMA	5.500	01/01/24	693,712
44,664		FNMA	5.500	02/01/24	49,240
243,930		FNMA	4.000	03/01/24	258,152
17,356		FNMA	4.500	04/01/24	18,394
951,804		FNMA	4.000	05/01/24	1,007,756
285,391		FNMA	4.000	05/01/24	302,158
21,808		FNMA	4.000	06/01/24	23,086
28,178		FNMA	4.500	07/01/24	30,276
24,522		FNMA	5.500	07/01/24	27,044
444		FNMA	8.000	07/01/24	514
140,507		FNMA	4.500	08/01/24	148,988
541,048		FNMA	4.000	09/01/24	572,925
125,112		FNMA	4.000	09/01/24	132,507
63,860		FNMA	4.500	09/01/24	67,720
1,188,458		FNMA	4.500	10/01/24	1,259,824
61,521		FNMA	5.000	01/01/25	66,991
119,573		FNMA	4.500	02/01/25	126,798
853,309		FNMA	4.500	03/01/25	916,916
21,827		FNMA	4.500	03/01/25	23,452
262,000		FNMA	5.000	03/01/25	285,382
279,280		FNMA	4.500	04/01/25	299,677
677,312		FNMA	4.500	04/01/25	727,842
3,009,651		FNMA	4.000	05/01/25	3,187,106
883,077		FNMA	4.000	06/01/25	935,145
783,711		FNMA	4.500	06/01/25	842,211
294,970		FNMA	4.000	08/01/25	312,352
120,968		FNMA	5.500	08/01/25	134,522
1,521,391		FNMA	3.500	09/01/25	1,595,980
1,480,206		FNMA	4.000	09/01/25	1,567,590
1,691,495		FNMA	3.500	10/01/25	1,774,495
1,753,163		FNMA	3.500	10/01/25	1,838,786
569,620		FNMA	5.000	10/01/25	620,250
1,074,260		FNMA	4.000	11/01/25	1,137,764
1,571,341		FNMA	3.500	12/01/25	1,648,387
1,063,551		FNMA	3.500	02/01/26	1,115,646
6,750,554	h	FNMA	3.500	02/01/26	7,081,402
345,196		FNMA	4.000	03/01/26	365,829
958,100		FNMA	4.000	06/01/26	1,015,563
910,953		FNMA	3.500	08/01/26	955,558
706,551		FNMA	3.500	09/01/26	741,059
417,144		FNMA	4.000	09/01/26	441,997
1,085,233		FNMA	3.500	10/01/26	1,138,461
22,914		FNMA	6.000	10/01/26	25,527
1,519,160		FNMA	3.000	11/01/26	1,561,530
1,230,314		FNMA	3.000	12/01/26	1,265,061
3,332,581		FNMA	3.000	01/01/27	3,426,630
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,583,352	FNMA	3.500%	02/01/27	$2,710,512
3,893,902	FNMA	3.000	04/01/27	4,003,675
2,436,549	FNMA	3.000	04/01/27	2,505,284
1,607,362	FNMA	3.500	05/01/27	1,686,125
1,429,862	FNMA	2.500	06/01/27	1,433,548
4,133,495	FNMA	3.000	06/01/27	4,250,747
1,687,768	FNMA	2.500	07/01/27	1,692,120
199,554	FNMA	6.000	08/01/27	223,253
3,359,941	FNMA	2.500	09/01/27	3,368,611
65,019	FNMA	5.500	09/01/27	72,384
5,829,460	FNMA	2.500	10/01/27	5,844,512
3,980,801	FNMA	3.000	11/01/27	4,093,622
8,908	FNMA	5.500	01/01/28	9,859
9,945,767	FNMA	2.500	02/01/28	9,948,061
13,438,976	FNMA	2.500	02/01/28	13,442,075
7,347	FNMA	5.000	02/01/28	7,998
7,364,355	FNMA	2.500	04/01/28	7,366,053
10,805,884	FNMA	2.500	04/01/28	10,808,376
352,218	FNMA	5.000	05/01/28	384,967
45,203	FNMA	5.500	06/01/28	50,042
2,847,787	FNMA	2.500	07/01/28	2,848,444
5,729,557	FNMA	2.500	08/01/28	5,730,878
8,142,006	FNMA	3.000	10/01/28	8,369,449
7,124	FNMA	5.500	11/01/28	7,908
34	FNMA	7.500	01/01/29	39
61,452	FNMA	4.000	03/01/29	64,755
224,093	FNMA	4.500	04/01/29	238,839
455	FNMA	6.500	04/01/29	512
148,777	FNMA	4.000	05/01/29	156,823
82,664	FNMA	4.500	06/01/29	88,620
28,969	FNMA	4.000	07/01/29	30,531
3,508	FNMA	7.500	07/01/29	3,648
551,706	FNMA	4.500	08/01/29	591,529
93,056	FNMA	4.500	09/01/29	99,760
70,004	FNMA	4.500	11/01/29	76,218
26,807	FNMA	4.500	01/01/30	28,744
70,978	FNMA	4.000	03/01/30	74,788
31,539	FNMA	4.500	05/01/30	34,072
44,024	FNMA	4.500	06/01/30	47,227
386,819	FNMA	4.500	08/01/30	414,905
81,086	FNMA	4.000	09/01/30	85,557
454,404	FNMA	4.000	10/01/30	479,191
652,887	FNMA	4.000	11/01/30	689,098
4,557,605	FNMA	4.000	11/01/30	4,809,380
179,703	FNMA	4.500	12/01/30	192,807
207,979	FNMA	3.500	02/01/31	213,987
256,002	FNMA	4.000	02/01/31	270,213
283	FNMA	7.500	02/01/31	300
1,732	FNMA	7.500	03/01/31	2,066
587,383	FNMA	3.500	04/01/31	604,352
77,620	FNMA	4.000	04/01/31	81,937
7,908	FNMA	6.000	05/01/31	8,912
99

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,344	FNMA	7.500%	05/01/31	$1,466
414,076	FNMA	4.500	07/01/31	447,721
2,229,866	FNMA	4.500	07/01/31	2,432,315
2,411,147	FNMA	4.000	08/01/31	2,544,843
169,742	FNMA	4.000	09/01/31	179,174
596	FNMA	6.500	09/01/31	668
69,225	FNMA	6.000	11/01/31	78,067
8,404	FNMA	6.500	11/01/31	9,507
3,937,685	FNMA	3.500	01/01/32	4,051,763
26,123	FNMA	6.000	01/01/32	29,100
25,995	FNMA	6.000	01/01/32	29,305
1,584,546	FNMA	3.500	02/01/32	1,632,887
19,764	FNMA	6.000	02/01/32	22,269
65,709	FNMA	6.500	04/01/32	74,850
147,074	FNMA	6.500	07/01/32	166,259
17,463	FNMA	6.500	08/01/32	19,677
1,493,768	FNMA	3.000	09/01/32	1,491,254
143,957	FNMA	6.000	09/01/32	160,307
33,756	FNMA	7.500	09/01/32	38,317
4,380,722	FNMA	3.000	10/01/32	4,373,351
86,140	FNMA	5.500	10/01/32	95,748
44,242	FNMA	6.000	10/01/32	49,302
35,326	FNMA	6.000	11/01/32	39,687
41,408	FNMA	5.500	12/01/32	45,993
6,185	FNMA	5.500	12/01/32	6,856
70,506	FNMA	6.000	12/01/32	79,255
361,716	FNMA	5.500	01/01/33	401,939
774,168	FNMA	6.000	01/01/33	870,461
408,164	FNMA	5.000	02/01/33	448,060
20,680	FNMA	5.000	02/01/33	22,652
2,819,051	FNMA	3.000	04/01/33	2,814,307
4,224,207	FNMA	3.500	04/01/33	4,346,991
18,115	FNMA	6.000	04/01/33	20,397
2,666,278	FNMA	5.500	05/01/33	2,964,375
153,956	FNMA	5.000	06/01/33	168,793
331,097	FNMA	5.500	06/01/33	368,307
38,528	FNMA	4.500	07/01/33	41,237
120,711	FNMA	5.000	07/01/33	132,012
247,019	FNMA	4.500	08/01/33	264,306
40,034	FNMA	4.500	08/01/33	42,691
72,581	FNMA	5.000	08/01/33	79,501
328,408	FNMA	5.500	09/01/33	364,883
91,490	FNMA	5.500	09/01/33	100,884
38,875	FNMA	6.000	09/01/33	43,689
414,609	FNMA	4.500	10/01/33	443,697
64,774	FNMA	5.000	10/01/33	70,979
81,293	FNMA	5.000	10/01/33	88,615
594,432	FNMA	5.500	10/01/33	656,501
1,243,743	FNMA	5.500	10/01/33	1,398,774
29,871	FNMA	4.500	11/01/33	31,951
78,339	FNMA	5.000	11/01/33	85,801
5,326,005	FNMA	5.000	11/01/33	5,838,432
100

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$631,555		FNMA	5.000%	12/01/33	$692,510
683,038		FNMA	5.500	12/01/33	759,065
5,741,928		FNMA	3.000	01/01/34	5,732,266
237,632		FNMA	5.000	02/01/34	261,076
941,123		FNMA	6.000	02/01/34	1,058,204
20,567		FNMA	5.000	03/01/34	22,538
74,147		FNMA	5.000	03/01/34	81,461
34,799		FNMA	5.000	03/01/34	38,137
60,064		FNMA	5.000	03/01/34	65,788
25,185		FNMA	5.000	03/01/34	27,578
1,422,306		FNMA	5.000	03/01/34	1,556,654
225,556		FNMA	5.000	04/01/34	246,263
220,784		FNMA	5.500	04/01/34	245,389
124,632		FNMA	4.500	05/01/34	133,270
31,913		FNMA	4.500	05/01/34	34,119
78,468		FNMA	5.500	07/01/34	87,244
50,192		FNMA	5.500	07/01/34	55,777
66,567		FNMA	7.000	07/01/34	76,926
596,391		FNMA	5.000	08/01/34	651,394
69,976		FNMA	5.000	08/01/34	76,450
324,687		FNMA	6.000	08/01/34	365,077
58,707		FNMA	6.000	08/01/34	66,037
34,088		FNMA	4.500	09/01/34	36,438
1,246,115		FNMA	5.500	09/01/34	1,384,818
11,519		FNMA	5.500	11/01/34	12,804
24,082		FNMA	6.000	11/01/34	26,829
18,703		FNMA	5.000	12/01/34	20,445
11,863		FNMA	5.500	12/01/34	13,185
36,159		FNMA	6.000	12/01/34	40,242
1,645,895		FNMA	4.500	01/01/35	1,761,203
127,968		FNMA	5.500	01/01/35	142,191
3,907,368		FNMA	5.500	02/01/35	4,341,637
161,240		FNMA	5.500	02/01/35	179,259
1,137,419		FNMA	5.500	04/01/35	1,257,083
157,141		FNMA	6.000	04/01/35	176,692
136,885		FNMA	6.000	04/01/35	153,929
107,977		FNMA	5.500	05/01/35	119,179
199,382		FNMA	6.000	05/01/35	222,610
65,368		FNMA	5.000	06/01/35	71,364
5,169		FNMA	7.500	06/01/35	5,648
7,139	i	FNMA	4.556	07/01/35	7,607
170,945		FNMA	5.000	07/01/35	186,819
374,871		FNMA	4.500	08/01/35	400,587
573,669		FNMA	5.000	08/01/35	625,392
304,950		FNMA	5.000	08/01/35	332,629
19,509		FNMA	4.500	09/01/35	20,880
17,354		FNMA	4.500	09/01/35	18,522
42,243		FNMA	5.500	09/01/35	47,002
376,260		FNMA	5.000	10/01/35	410,197
588,039		FNMA	5.500	10/01/35	656,246
21,950		FNMA	5.000	11/01/35	23,790
656,575		FNMA	5.500	11/01/35	727,316
101

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,471		FNMA	4.500%	12/01/35	$11,186
99,056		FNMA	5.500	12/01/35	109,190
402,980		FNMA	6.000	12/01/35	448,304
185,324	i	FNMA	2.261	02/01/36	198,054
80,944		FNMA	5.000	02/01/36	86,615
1,476,607		FNMA	5.000	02/01/36	1,609,839
152,002		FNMA	6.500	02/01/36	174,033
773,281		FNMA	6.000	03/01/36	859,876
14,709		FNMA	5.000	05/01/36	16,024
1,123,492		FNMA	6.000	06/01/36	1,254,537
157,217	i	FNMA	2.379	07/01/36	169,590
57,585		FNMA	6.000	07/01/36	64,241
410,028		FNMA	6.500	07/01/36	461,552
905,099		FNMA	5.500	08/01/36	999,337
510,620		FNMA	6.500	08/01/36	575,495
41,796		FNMA	5.500	09/01/36	46,471
82,228		FNMA	6.500	09/01/36	93,411
30,263		FNMA	6.500	09/01/36	33,949
104,855		FNMA	6.000	10/01/36	117,090
47,357		FNMA	6.500	11/01/36	53,126
14,965	i	FNMA	2.475	12/01/36	15,981
304,334		FNMA	6.000	12/01/36	339,364
48,474	i	FNMA	2.516	01/01/37	51,522
120,401		FNMA	5.500	01/01/37	132,768
8,235	i	FNMA	1.909	02/01/37	8,808
882,369		FNMA	5.500	02/01/37	973,531
26,013		FNMA	6.000	02/01/37	28,926
43,179		FNMA	7.000	02/01/37	48,916
17,954	i	FNMA	2.402	03/01/37	18,940
3,968		FNMA	5.000	03/01/37	4,318
129,959		FNMA	6.500	03/01/37	145,786
321,408		FNMA	6.500	03/01/37	362,874
9,347	i	FNMA	5.565	04/01/37	10,005
191,008		FNMA	7.000	04/01/37	207,449
277,110		FNMA	5.000	05/01/37	301,583
10,608		FNMA	7.000	05/01/37	10,927
45,950	i	FNMA	4.206	06/01/37	49,065
94,544		FNMA	5.500	06/01/37	104,217
74,649		FNMA	5.500	08/01/37	83,003
27,062		FNMA	6.000	08/01/37	30,109
189,612		FNMA	6.500	08/01/37	212,705
42,217		FNMA	6.500	08/01/37	47,359
56,076		FNMA	5.500	09/01/37	61,814
129,796		FNMA	6.000	09/01/37	146,672
145,384		FNMA	6.000	09/01/37	161,749
166,190		FNMA	6.000	09/01/37	185,986
367,915		FNMA	6.000	09/01/37	415,899
483,331		FNMA	6.000	09/01/37	545,145
28,229		FNMA	6.500	09/01/37	31,745
173,843		FNMA	6.500	09/01/37	195,015
498,516	i	FNMA	2.400	10/01/37	533,575
82,177		FNMA	6.500	10/01/37	92,185
102

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$583,165		FNMA	5.500%	11/01/37	$644,141
1,203,404		FNMA	6.000	11/01/37	1,339,179
56,441		FNMA	7.000	11/01/37	63,061
5,132		FNMA	6.500	01/01/38	5,757
329,870		FNMA	5.500	02/01/38	363,669
37,060		FNMA	6.500	02/01/38	41,602
67,339		FNMA	7.000	02/01/38	72,906
72,139	i	FNMA	2.599	03/01/38	77,324
32,906		FNMA	5.000	03/01/38	35,813
23,820		FNMA	5.000	03/01/38	25,923
63,977		FNMA	5.500	03/01/38	70,522
19,291		FNMA	6.000	03/01/38	21,771
65,951		FNMA	6.500	03/01/38	73,983
102,423		FNMA	6.500	03/01/38	114,896
39,864		FNMA	6.500	03/01/38	44,719
486,791		FNMA	6.500	03/01/38	546,076
35,377		FNMA	5.000	04/01/38	38,501
1,197,625		FNMA	5.500	04/01/38	1,320,157
921,293		FNMA	6.000	04/01/38	1,026,022
53,047		FNMA	4.500	05/01/38	56,534
941,720		FNMA	5.000	05/01/38	1,024,888
3,001,623		FNMA	5.000	05/01/38	3,274,209
3,258,385		FNMA	6.000	06/01/38	3,623,273
4,031,129		FNMA	6.500	06/01/38	4,544,847
844,336		FNMA	6.000	07/01/38	939,293
6,696	i	FNMA	2.500	08/01/38	7,119
11,694	i	FNMA	4.716	08/01/38	12,361
2,881,111		FNMA	6.000	09/01/38	3,203,750
96,859	i	FNMA	2.023	10/01/38	103,271
10,904		FNMA	6.000	10/01/38	12,125
79,047		FNMA	5.500	11/01/38	87,134
14,288		FNMA	5.000	12/01/38	15,550
2,194,366		FNMA	5.500	12/01/38	2,427,737
461,621		FNMA	4.500	01/01/39	492,165
145,778		FNMA	5.000	01/01/39	158,684
513,271		FNMA	5.000	01/01/39	558,600
1,481,976		FNMA	5.500	01/01/39	1,634,131
351,345		FNMA	5.500	01/01/39	387,292
166,625		FNMA	6.000	01/01/39	185,285
81,831		FNMA	6.000	01/01/39	90,995
657,966		FNMA	4.500	02/01/39	701,748
1,364,705		FNMA	4.500	02/01/39	1,456,002
612,409		FNMA	4.500	02/01/39	653,383
26,382		FNMA	5.500	02/01/39	29,081
1,261,932		FNMA	4.000	04/01/39	1,311,598
40,185		FNMA	5.500	04/01/39	44,346
1,968,040		FNMA	4.500	05/01/39	2,109,733
532,662		FNMA	4.500	05/01/39	568,351
510,141		FNMA	4.500	06/01/39	544,500
1,198,104		FNMA	4.500	06/01/39	1,278,636
1,122,916		FNMA	5.500	06/01/39	1,238,488
31,937	i	FNMA	4.066	07/01/39	33,988
103

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$358,424		FNMA	4.500%	07/01/39	$382,529
223,296		FNMA	4.500	07/01/39	238,227
39,630		FNMA	5.000	07/01/39	43,307
53,414	i	FNMA	3.668	08/01/39	56,905
223,349	i	FNMA	3.717	08/01/39	238,004
625,730		FNMA	4.000	08/01/39	650,148
4,303,075		FNMA	4.000	08/01/39	4,471,608
2,560,635		FNMA	4.500	08/01/39	2,746,539
1,063,320		FNMA	4.500	08/01/39	1,134,767
53,591		FNMA	4.500	08/01/39	57,582
49,673		FNMA	5.000	08/01/39	54,060
4,461,191		FNMA	5.000	08/01/39	4,860,325
1,457,880		FNMA	4.000	09/01/39	1,514,889
84,372		FNMA	5.000	09/01/39	91,896
591,059		FNMA	5.500	09/01/39	657,351
459,276		FNMA	6.000	09/01/39	511,383
1,899,356		FNMA	6.500	10/01/39	2,142,994
73,161		FNMA	5.000	11/01/39	80,366
2,003,095		FNMA	4.000	12/01/39	2,081,532
178,453		FNMA	4.500	12/01/39	191,511
7,074,572		FNMA	4.500	12/01/39	7,552,322
512,323		FNMA	4.500	12/01/39	546,730
72,110	i	FNMA	3.643	01/01/40	76,340
116,667		FNMA	4.500	01/01/40	124,504
150,671		FNMA	5.000	01/01/40	164,717
1,117,124		FNMA	6.000	02/01/40	1,242,225
588,910		FNMA	4.500	03/01/40	628,133
1,279,964		FNMA	4.500	03/01/40	1,365,935
70,121		FNMA	5.000	03/01/40	76,567
61,461		FNMA	4.500	04/01/40	65,602
1,974,918		FNMA	5.000	04/01/40	2,154,658
2,381,883		FNMA	5.000	04/01/40	2,601,625
241,738	i	FNMA	3.483	05/01/40	257,465
370,942	i	FNMA	3.618	05/01/40	396,540
571,670	i	FNMA	3.750	05/01/40	611,350
63,851		FNMA	4.500	05/01/40	68,437
179,828		FNMA	4.500	07/01/40	191,933
153,655		FNMA	4.500	07/01/40	164,052
205,400		FNMA	5.000	07/01/40	224,345
110,097	i	FNMA	3.376	08/01/40	116,846
1,923,573		FNMA	4.500	08/01/40	2,052,688
1,401,338		FNMA	4.500	08/01/40	1,495,311
1,537,860		FNMA	5.000	08/01/40	1,680,414
2,907,114		FNMA	4.500	09/01/40	3,102,890
1,178,225		FNMA	4.500	09/01/40	1,257,902
3,296,716		FNMA	6.000	09/01/40	3,679,162
417,309		FNMA	3.500	10/01/40	420,132
1,990,735		FNMA	4.000	10/01/40	2,069,266
5,133,738		FNMA	4.000	10/01/40	5,335,938
3,212,682		FNMA	4.500	10/01/40	3,429,111
2,947,529		FNMA	3.500	11/01/40	2,967,469
2,224,983		FNMA	4.000	11/01/40	2,312,711
104

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,845,723		FNMA	4.000%	11/01/40	$3,997,651
3,305,292		FNMA	4.000	11/01/40	3,436,005
400,098		FNMA	4.500	11/01/40	427,189
426,654	i	FNMA	3.277	12/01/40	448,093
1,119,272		FNMA	4.000	12/01/40	1,163,395
9,692,459		FNMA	4.500	12/01/40	10,344,752
111,801		FNMA	3.500	01/01/41	112,558
276,717	i	FNMA	3.159	02/01/41	295,198
633,214		FNMA	3.500	02/01/41	637,498
3,142,615		FNMA	4.000	02/01/41	3,266,464
3,026,577		FNMA	4.000	03/01/41	3,146,445
2,481,573		FNMA	4.500	04/01/41	2,649,214
3,216,568		FNMA	4.500	05/01/41	3,436,083
648,202		FNMA	4.500	05/01/41	691,947
2,108,472		FNMA	4.500	06/01/41	2,250,513
711,805	i	FNMA	3.246	07/01/41	752,837
2,314,230		FNMA	4.500	07/01/41	2,470,372
6,038,809		FNMA	4.000	09/01/41	6,278,495
3,531,923		FNMA	4.500	09/01/41	3,769,037
1,470,234		FNMA	5.500	09/01/41	1,622,070
1,355,888	i	FNMA	2.909	10/01/41	1,428,063
227,941	i	FNMA	3.098	10/01/41	238,063
1,722,461		FNMA	3.500	11/01/41	1,734,113
1,497,962		FNMA	3.500	11/01/41	1,508,197
2,199,579	i	FNMA	2.840	12/01/41	2,278,446
2,155,635		FNMA	4.000	12/01/41	2,241,424
4,498,206		FNMA	3.500	03/01/42	4,528,636
3,562,449		FNMA	4.000	03/01/42	3,703,361
8,363,661		FNMA	3.500	04/01/42	8,420,241
2,844,751		FNMA	3.500	04/01/42	2,867,245
4,696,523		FNMA	4.500	04/01/42	5,012,205
3,743,404		FNMA	5.000	04/01/42	4,139,495
3,149,753		FNMA	4.000	05/01/42	3,274,025
4,467,092		FNMA	5.000	05/01/42	4,894,588
2,449,024		FNMA	3.000	06/01/42	2,366,836
13,219,332		FNMA	3.500	06/01/42	13,308,760
7,050,634		FNMA	4.000	06/01/42	7,330,907
12,927,550		FNMA	4.000	06/01/42	13,434,563
19,827,688		FNMA	3.500	07/01/42	19,961,822
3,802,364		FNMA	4.500	07/01/42	4,060,865
4,378,004		FNMA	3.500	08/01/42	4,407,621
5,432,969		FNMA	3.000	09/01/42	5,250,640
8,110,636		FNMA	3.500	09/01/42	8,165,504
11,539,605		FNMA	3.000	10/01/42	11,152,337
4,346,832		FNMA	3.500	10/01/42	4,376,238
3,781,919		FNMA	2.500	01/01/43	3,499,822
13,977,938		FNMA	3.000	01/01/43	13,508,841
18,998,505		FNMA	3.000	02/01/43	18,360,919
14,279,832		FNMA	3.000	04/01/43	13,800,603
4,778,985		FNMA	3.000	04/01/43	4,618,603
3,422,378	i	FNMA	2.171	06/01/43	3,438,376
15,464,722		FNMA	3.000	06/01/43	14,945,728
105

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,684,867	i	FNMA	1.752%	07/01/43	$4,709,871
11,657,569		FNMA	3.000	07/01/43	11,266,343
12,122,627		FNMA	3.500	07/01/43	12,204,636
5,499,063		FNMA	4.000	08/01/43	5,727,011
12,203,867		FNMA	3.500	09/01/43	12,286,425
7,410,628		FNMA	3.500	10/01/43	7,460,761
2,133,911		FNMA	4.500	10/01/43	2,277,309
11,733,342		FNMA	4.000	11/01/43	12,195,874
4,902,940		FNMA	4.000	11/01/43	5,095,781
3,760,199		FNMA	4.500	12/01/43	4,012,628
9,873,490		FNMA	4.000	01/01/44	10,265,318
11,468		Government National Mortgage Association (GNMA)	5.000	02/15/18	12,115
48,005		GNMA	4.500	02/15/19	50,348
17,021		GNMA	4.500	01/20/24	18,102
91,336		GNMA	4.000	04/15/24	96,826
12,036		GNMA	4.500	07/15/24	12,796
320,972		GNMA	4.000	08/15/24	340,237
90,020		GNMA	4.500	08/15/24	95,712
280,326		GNMA	4.000	09/15/24	297,085
42,702		GNMA	4.500	01/15/25	45,409
334,993		GNMA	4.000	08/15/25	354,818
184,916		GNMA	3.500	03/15/26	194,729
232,331		GNMA	4.000	04/15/26	246,072
199,108		GNMA	4.000	06/20/26	211,547
299,844		GNMA	3.500	11/20/26	314,067
1,417,346		GNMA	3.000	12/15/26	1,469,469
3,964,217		GNMA	2.500	04/20/27	4,023,140
2,405,328		GNMA	2.500	09/20/27	2,441,110
3,622		GNMA	6.500	09/15/28	4,084
1,364		GNMA	6.500	09/15/28	1,537
4,935		GNMA	6.500	11/15/28	5,563
1,291		GNMA	7.500	11/15/28	1,461
4,852,052		GNMA	3.500	11/20/28	5,081,695
9,091		GNMA	8.500	10/15/30	9,861
6,424		GNMA	8.500	10/20/30	7,617
701		GNMA	8.500	12/15/30	826
967		GNMA	7.000	06/20/31	1,145
1,035		GNMA	6.500	07/15/31	1,166
2,149		GNMA	7.000	07/15/31	2,402
3,445		GNMA	7.000	07/15/31	3,750
344,703		GNMA	6.000	10/15/32	396,782
59,722		GNMA	5.500	12/20/32	66,620
130,088		GNMA	5.500	05/15/33	144,718
23,048		GNMA	5.000	07/15/33	25,429
85,063		GNMA	5.500	07/15/33	95,137
19,956		GNMA	5.000	07/20/33	21,948
48,148		GNMA	5.000	08/15/33	53,242
115,356		GNMA	5.000	08/15/33	127,278
299,250		GNMA	5.500	09/15/33	337,248
249,879		GNMA	6.000	11/20/33	287,582
110,436		GNMA	5.500	05/20/34	125,365
156,651		GNMA	6.000	09/20/34	180,300
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$15,292	GNMA	5.000%	10/20/34	$16,826
379,688	GNMA	5.500	11/15/34	424,494
148,880	GNMA	6.500	01/15/35	172,359
83,211	GNMA	5.500	02/20/35	92,920
1,680,375	GNMA	5.000	03/20/35	1,848,897
550,097	GNMA	5.000	04/15/35	607,014
551,986	GNMA	5.500	05/20/35	617,429
22,538	GNMA	5.000	09/20/35	24,773
12,201	GNMA	5.000	11/15/35	13,342
16,291	GNMA	5.000	11/15/35	17,978
169,830	GNMA	5.500	02/20/36	188,337
19,597	GNMA	5.500	03/15/36	21,779
56,432	GNMA	5.500	05/20/36	62,584
14,081	GNMA	6.500	06/15/36	16,194
571,275	GNMA	5.500	06/20/36	633,041
28,249	GNMA	5.000	09/15/36	31,077
27,795	GNMA	6.000	09/15/36	31,929
53,173	GNMA	6.000	10/20/36	60,260
30,764	GNMA	5.000	12/15/36	33,800
42,554	GNMA	5.500	01/15/37	47,139
29,842	GNMA	6.000	01/20/37	33,821
737,109	GNMA	5.500	02/15/37	820,175
97,209	GNMA	6.000	02/20/37	110,123
770,872	GNMA	6.000	04/15/37	876,739
19,164	GNMA	6.500	04/15/37	21,587
358,928	GNMA	6.000	04/20/37	401,123
45,012	GNMA	6.000	06/15/37	50,393
60,795	GNMA	6.000	08/20/37	68,892
47,120	GNMA	6.500	08/20/37	53,489
236,920	GNMA	6.500	11/20/37	265,801
178,396	GNMA	6.000	12/15/37	199,819
16,861	GNMA	5.000	02/20/38	18,402
375,763	GNMA	5.000	04/15/38	411,048
19,103	GNMA	5.500	05/20/38	21,100
62,515	GNMA	5.500	06/15/38	69,855
175,277	GNMA	6.000	06/20/38	198,624
256,517	GNMA	5.500	07/15/38	284,079
1,429,829	GNMA	5.000	07/20/38	1,560,934
1,344,362	GNMA	5.500	07/20/38	1,485,613
41,114	GNMA	5.500	08/15/38	45,569
630,581	GNMA	6.000	08/15/38	705,017
238,158	GNMA	6.000	08/15/38	266,866
136,507	GNMA	6.000	08/20/38	154,709
542,415	GNMA	6.000	09/20/38	614,460
70,715	GNMA	5.000	10/15/38	77,358
32,062	GNMA	5.500	10/15/38	36,168
54,542	GNMA	6.500	10/20/38	60,930
23,537	GNMA	6.500	10/20/38	26,408
9,870	GNMA	5.500	11/15/38	10,946
92,921	GNMA	6.500	11/20/38	105,064
710,376	GNMA	6.000	12/15/38	795,882
11,811	GNMA	6.500	12/15/38	13,774
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$77,959		GNMA	5.000%	01/15/39	$85,318
2,739,992		GNMA	4.500	01/20/39	2,960,316
250,513		GNMA	6.500	01/20/39	284,968
93,007		GNMA	5.000	02/15/39	101,667
45,021		GNMA	6.000	02/15/39	50,383
126,480		GNMA	4.500	03/15/39	136,512
899,565		GNMA	4.500	03/15/39	970,107
29,583		GNMA	4.500	03/20/39	32,030
52,159	i	GNMA	5.000	03/20/39	54,702
443,500		GNMA	5.500	03/20/39	490,107
51,226		GNMA	4.500	04/15/39	55,291
880,358		GNMA	5.500	04/15/39	983,157
18,914		GNMA	5.000	04/20/39	20,638
89,133		GNMA	4.000	05/15/39	93,737
1,422,394		GNMA	4.500	05/15/39	1,535,262
804,983		GNMA	5.000	05/15/39	879,928
94,423		GNMA	4.000	05/20/39	99,375
258,720		GNMA	4.500	05/20/39	280,172
5,375,344		GNMA	5.000	05/20/39	5,866,279
3,708,194		GNMA	4.500	06/15/39	4,002,274
33,890		GNMA	4.500	06/15/39	36,580
3,195,917		GNMA	5.000	06/15/39	3,525,098
40,062		GNMA	5.000	06/15/39	43,796
3,648,071		GNMA	5.000	06/15/39	4,019,044
96,731		GNMA	5.000	06/15/39	106,071
44,928		GNMA	5.000	06/15/39	49,122
54,774		GNMA	4.000	06/20/39	57,648
35,366		GNMA	5.000	06/20/39	38,605
4,157,750		GNMA	4.000	07/15/39	4,372,534
4,299,768		GNMA	4.500	07/15/39	4,634,304
127,245		GNMA	4.500	07/15/39	137,331
68,482		GNMA	4.500	07/15/39	73,913
45,417		GNMA	5.000	07/15/39	49,661
578,416		GNMA	4.500	07/20/39	625,231
518,931		GNMA	5.000	07/20/39	566,629
45,666		GNMA	5.500	07/20/39	50,549
211,960		GNMA	4.000	08/15/39	222,910
877,054		GNMA	5.000	08/15/39	958,547
58,577		GNMA	5.500	08/15/39	64,857
126,419		GNMA	6.000	08/15/39	141,514
145,086		GNMA	4.000	08/20/39	152,793
145,761		GNMA	5.000	08/20/39	159,143
75,406		GNMA	5.000	09/15/39	82,603
199,583		GNMA	5.000	09/20/39	219,128
53,011		GNMA	4.500	10/15/39	57,312
25,982		GNMA	5.000	10/15/39	28,416
56,942		GNMA	4.500	10/20/39	61,548
94,601		GNMA	4.500	11/15/39	102,418
84,164		GNMA	4.500	11/20/39	90,999
100,215		GNMA	5.000	11/20/39	109,401
2,979,026		GNMA	4.500	12/15/39	3,220,871
195,455		GNMA	4.500	12/15/39	211,363
108

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$83,235		GNMA	4.500%	12/20/39	$90,003
3,100,749		GNMA	5.000	12/20/39	3,396,370
2,755,575		GNMA	4.500	01/20/40	2,975,037
41,645		GNMA	5.500	01/20/40	46,601
1,605,881		GNMA	5.500	02/15/40	1,779,247
165,329		GNMA	4.000	03/15/40	174,109
43,847		GNMA	5.000	03/15/40	48,099
34,378		GNMA	4.500	04/15/40	37,175
881,149		GNMA	5.000	04/15/40	966,470
118,504		GNMA	4.500	04/20/40	128,114
20,539		GNMA	4.500	05/15/40	22,204
497,761		GNMA	5.000	05/15/40	545,849
1,195,228	i	GNMA	3.000	05/20/40	1,256,992
25,936		GNMA	4.500	05/20/40	27,998
8,908,280		GNMA	4.500	06/15/40	9,643,205
46,352		GNMA	4.500	06/15/40	50,116
54,573		GNMA	4.500	06/15/40	58,990
551,395		GNMA	5.000	06/20/40	604,129
1,241,802		GNMA	4.500	07/15/40	1,341,911
369,077		GNMA	4.500	07/15/40	399,050
4,146,192		GNMA	4.500	07/20/40	4,475,798
124,141		GNMA	5.000	07/20/40	136,010
2,958,490		GNMA	4.000	08/15/40	3,115,959
955,387		GNMA	4.000	08/15/40	1,005,032
262,937		GNMA	4.500	08/15/40	284,610
321,883		GNMA	4.500	08/20/40	347,954
247,631		GNMA	4.500	09/20/40	268,192
66,229		GNMA	5.500	09/20/40	73,352
97,093		GNMA	6.500	09/20/40	110,027
82,370		GNMA	4.000	10/15/40	86,717
217,181		GNMA	6.000	10/20/40	243,594
962,212		GNMA	4.000	11/15/40	1,012,000
3,079,515		GNMA	4.000	11/20/40	3,242,002
786,009		GNMA	3.500	12/15/40	803,289
1,101,159		GNMA	5.500	12/20/40	1,218,866
3,166,219		GNMA	4.000	01/15/41	3,334,337
7,921,322		GNMA	4.000	01/20/41	8,339,592
780,221		GNMA	4.000	02/15/41	820,526
2,402,200		GNMA	4.500	02/20/41	2,596,768
1,362,978		GNMA	4.500	03/15/41	1,474,980
3,113,329		GNMA	4.500	04/20/41	3,356,898
616,500		GNMA	5.000	04/20/41	675,306
332,072	i	GNMA	4.000	06/20/41	353,704
795,128		GNMA	4.000	07/15/41	836,203
1,167,102		GNMA	4.000	07/20/41	1,228,628
3,740,778		GNMA	4.500	07/20/41	4,032,665
3,424,312		GNMA	5.000	07/20/41	3,751,170
1,014,956		GNMA	4.500	08/15/41	1,097,183
1,573,035		GNMA	5.000	08/20/41	1,726,034
1,552,983		GNMA	4.000	09/15/41	1,633,685
193,947	i	GNMA	3.000	09/20/41	202,146
5,058,062		GNMA	4.000	09/20/41	5,324,967
109

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$364,349		GNMA	4.000%	10/15/41	$383,171
438,609	i	GNMA	2.500	10/20/41	452,086
286,174	i	GNMA	3.500	10/20/41	299,863
6,305,739		GNMA	4.000	10/20/41	6,638,149
878,682		GNMA	5.500	10/20/41	973,820
1,770,528		GNMA	3.500	11/15/41	1,809,450
3,972,898		GNMA	4.000	11/15/41	4,178,132
8,308,490		GNMA	4.500	11/20/41	8,956,115
3,330,344		GNMA	5.000	11/20/41	3,638,464
1,224,044		GNMA	6.000	11/20/41	1,386,474
3,803,657		GNMA	3.500	01/20/42	3,887,829
1,576,863	i	GNMA	3.000	02/20/42	1,641,407
1,916,585		GNMA	3.500	03/20/42	1,959,017
3,409,404		GNMA	4.500	03/20/42	3,681,831
3,467,751		GNMA	3.500	04/15/42	3,543,985
4,405,362		GNMA	3.500	05/20/42	4,505,479
10,257,226		GNMA	3.500	05/20/42	10,484,406
4,692,083		GNMA	4.000	05/20/42	4,937,120
8,739,465		GNMA	3.500	07/15/42	8,931,592
1,560,809	i	GNMA	2.000	07/20/42	1,615,963
4,184,224		GNMA	3.500	07/20/42	4,276,641
4,492,462		GNMA	3.000	08/20/42	4,429,574
4,563,110		GNMA	3.500	08/20/42	4,666,880
16,985,600		GNMA	3.500	08/20/42	17,360,751
4,459,382		GNMA	6.000	08/20/42	5,050,716
6,460,539		GNMA	3.500	10/20/42	6,603,229
6,414,228		GNMA	3.000	11/20/42	6,324,455
4,706,524		GNMA	3.000	12/20/42	4,640,387
4,623,259		GNMA	3.000	01/15/43	4,554,771
6,718,002		GNMA	3.000	01/15/43	6,620,509
5,602,996		GNMA	3.000	01/20/43	5,524,608
9,403,283		GNMA	3.000	02/20/43	9,271,689
4,771,413		GNMA	3.000	02/20/43	4,704,289
1,905,787		GNMA	3.000	04/15/43	1,877,555
3,022,598		GNMA	5.000	04/20/43	3,299,904
3,812,028		GNMA	3.000	05/20/43	3,758,451
5,795,237		GNMA	3.000	06/20/43	5,713,675
9,722,345		GNMA	3.500	06/20/43	9,942,673
12,163,335		GNMA	3.000	07/20/43	11,992,141
9,791,363		GNMA	3.500	09/20/43	10,007,649
4,898,961		GNMA	4.000	10/20/43	5,155,325
1,976,752		GNMA	3.500	11/20/43	2,021,169
5,920,554		GNMA	4.000	11/20/43	6,231,192
4,803,832		GNMA	4.500	12/20/43	5,186,544
1,307,173		GNMA	6.500	01/15/44	1,367,207
4,989,595		GNMA	3.500	02/20/44	5,101,921
9,980,274		GNMA	4.000	02/20/44	10,506,049
		TOTAL MORTGAGE BACKED			1,484,634,733

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power	7.834	02/15/41	406,629
500,000		American Municipal Power	6.270	02/15/50	568,960
110

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Bay Area Toll Authority	6.263%	04/01/49	$644,405
200,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	227,936
300,000	City of Chicago IL	5.432	01/01/42	275,361
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	910,275
150,000	Colorado Bridge Enterprise	6.078	12/01/40	183,654
200,000	Commonwealth of Massachusetts	4.200	12/01/21	214,824
500,000	Commonwealth of Massachusetts	5.731	06/01/40	597,280
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	214,851
200,000	County of Clark NV	6.820	07/01/45	263,334
350,000	Denver City & County School District No	4.242	12/15/37	328,548
200,000	District of Columbia	5.591	12/01/34	226,948
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	107,630
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	497,085
400,000	Government Development Bank for Puerto Rico	3.670	05/01/14	397,404
82,651	Kentucky Asset Liability Commission	3.165	04/01/18	85,487
30,000	Los Angeles Unified School District	5.750	07/01/34	35,150
100,000	Massachusetts School Building Authority	5.715	08/15/39	115,362
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	118,894
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,183,347
650,000	Metropolitan Transportation Authority	7.336	11/15/39	907,510
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	565,755
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	283,137
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	555,675
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,206,469
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	469,801
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	910,216
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	399,283
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	774,291
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,171,786
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	571,685
600,000	New York State Dormitory Authority	5.289	03/15/33	678,528
130,000	New York State Dormitory Authority	5.628	03/15/39	150,403
545,000	New York State Dormitory Authority	5.600	03/15/40	634,489
400,000	New York State Urban Development Corp	5.838	03/15/40	474,540
100,000	Ohio State University	4.910	06/01/40	108,088
675,000	Ohio State Water Development Authority	4.879	12/01/34	718,706
750,000	Oregon School Boards Association	4.759	06/30/28	816,007
250,000	Oregon School Boards Association	5.680	06/30/28	289,390
100,000	Oregon State Department of Transportation	5.834	11/15/34	118,496
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	241,908
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	107,889
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	924,024
200,000	State of California	1.050	02/01/16	200,724
300,000	State of California	5.750	03/01/17	337,185
100,000	State of California	6.200	10/01/19	118,382
100,000	State of California	5.700	11/01/21	116,792
250,000	State of California	7.500	04/01/34	337,200
285,000	State of California	7.550	04/01/39	396,002
2,900,000	State of California	7.300	10/01/39	3,880,983
2,740,000	State of California	7.625	03/01/40	3,824,684
300,000	State of Connecticut	5.090	10/01/30	318,435
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$620,000	State of Connecticut	5.850%	03/15/32	$724,538
100,000	State of Illinois	4.511	03/01/15	103,416
1,045,000	State of Illinois	4.961	03/01/16	1,116,373
3,700,000	State of Illinois	5.100	06/01/33	3,651,641
1,295,000	State of Illinois	6.725	04/01/35	1,441,244
300,000	State of Oregon	5.762	06/01/23	348,951
600,000	State of Texas	4.631	04/01/33	647,898
50,000	State of Texas	5.517	04/01/39	59,461
1,000,000	State of Texas	4.681	04/01/40	1,064,800
575,000	State of Texas Transportation Commission	5.028	04/01/26	652,499
500,000	State of Utah	3.539	07/01/25	506,765
200,000	State of Washington	5.090	08/01/33	221,740
604,000	State Public School Building Authority	5.000	09/15/27	654,126
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,225,902
750,000	Tennessee Valley Authority	3.875	02/15/21	808,375
500,000	Tennessee Valley Authority	5.880	04/01/36	611,513
500,000	Tennessee Valley Authority	5.500	06/15/38	586,088
300,000	Tennessee Valley Authority	3.500	12/15/42	256,584
1,000,000	Tennessee Valley Authority	4.625	09/15/60	978,164
500,000	University of California	1.796	07/01/19	490,405
200,000	University of California	5.770	05/15/43	234,124
860,000	University of California	4.858	05/15/12	812,390
100,000	University of Pennsylvania	4.674	09/01/12	94,351
200,000	University of Southern California	5.250	10/01/11	230,635
700,000	University of Texas	4.794	08/15/46	756,294
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	167,639
	TOTAL MUNICIPAL BONDS			49,657,743

U.S. TREASURY SECURITIES - 35.6%
375,700	United States Treasury Bond	7.875	02/15/21	512,008
1,500,000	United States Treasury Bond	6.375	08/15/27	2,058,282
16,000,000	United States Treasury Bond	5.250	11/15/28	20,015,008
26,060,000	United States Treasury Bond	5.250	02/15/29	32,603,510
19,429,000	United States Treasury Bond	5.375	02/15/31	24,853,946
4,750,000	United States Treasury Bond	4.500	02/15/36	5,575,312
4,644,000	United States Treasury Bond	4.375	02/15/38	5,352,934
14,483,000	United States Treasury Bond	3.500	02/15/39	14,528,259
241,000	United States Treasury Bond	4.500	08/15/39	283,476
850,000	United States Treasury Bond	4.375	11/15/39	981,219
915,000	United States Treasury Bond	4.625	02/15/40	1,096,999
3,380,000	United States Treasury Bond	4.375	05/15/40	3,903,373
12,585,000	United States Treasury Bond	3.875	08/15/40	13,414,830
11,185,000	United States Treasury Bond	4.250	11/15/40	12,670,502
5,075,000	United States Treasury Bond	4.750	02/15/41	6,208,948
26,350,000	United States Treasury Bond	4.375	05/15/41	30,458,966
10,000,000	United States Treasury Bond	3.750	08/15/41	10,418,750
2,300,000	United States Treasury Bond	3.125	11/15/41	2,131,813
4,550,000	United States Treasury Bond	3.125	02/15/42	4,211,594
7,500,000	United States Treasury Bond	3.000	05/15/42	6,761,715
10,000,000	United States Treasury Bond	2.750	08/15/42	8,537,500
4,000,000	United States Treasury Bond	2.750	11/15/42	3,408,124
11,250,000	United States Treasury Bond	2.875	05/15/43	9,819,135
112

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$6,500,000	United States Treasury Bond	3.625%	08/15/43	$6,579,222
2,000,000	United States Treasury Bond	3.750	11/15/43	2,070,624
17,000,000	United States Treasury Bond	3.625	02/15/44	17,196,554
100	United States Treasury Note	2.500	03/31/15	102
12,000,000	United States Treasury Note	0.125	04/30/15	11,997,660
30,000,000	United States Treasury Note	0.250	05/31/15	30,031,650
1,240,000	United States Treasury Note	2.125	05/31/15	1,268,190
20,000,000	United States Treasury Note	0.375	06/15/15	20,051,560
10,000,000	United States Treasury Note	0.375	06/30/15	10,026,170
3,120,000	United States Treasury Note	1.875	06/30/15	3,185,935
6,895,000	United States Treasury Note	1.750	07/31/15	7,038,554
19,000,000	United States Treasury Note	0.250	08/15/15	19,015,580
1,775,000	United States Treasury Note	4.250	08/15/15	1,873,388
8,000,000	United States Treasury Note	0.375	08/31/15	8,019,688
11,340,000	United States Treasury Note	1.250	08/31/15	11,508,331
2,500,000	United States Treasury Note	0.250	09/15/15	2,500,978
18,805,000	United States Treasury Note	1.250	09/30/15	19,090,742
20,000,000	United States Treasury Note	0.250	10/15/15	19,999,220
27,300,000	United States Treasury Note	1.250	10/31/15	27,722,304
20,000,000	United States Treasury Note	0.375	11/15/15	20,030,460
23,550,000	United States Treasury Note	1.375	11/30/15	23,967,636
5,000,000	United States Treasury Note	2.125	12/31/15	5,155,470
59,000,000	United States Treasury Note	0.375	01/15/16	59,029,972
5,400,000	United States Treasury Note	2.000	01/31/16	5,561,158
40,000,000	United States Treasury Note	0.250	02/29/16	39,893,760
10,650,000	United States Treasury Note	2.125	02/29/16	11,001,535
250,000	United States Treasury Note	2.625	02/29/16	260,625
8,000,000	United States Treasury Note	0.375	03/15/16	7,994,376
9,000,000	United States Treasury Note	2.250	03/31/16	9,324,144
12,000,000	United States Treasury Note	0.250	04/15/16	11,950,308
14,000,000	United States Treasury Note	2.000	04/30/16	14,441,868
164,000	United States Treasury Note	5.125	05/15/16	180,041
11,250,000	United States Treasury Note	1.750	05/31/16	11,548,823
22,000,000	United States Treasury Note	0.500	06/15/16	21,986,250
5,000,000	United States Treasury Note	1.500	06/30/16	5,104,690
10,750,000	United States Treasury Note	1.500	07/31/16	10,977,599
970,000	United States Treasury Note	3.250	07/31/16	1,030,246
19,000,000	United States Treasury Note	0.625	08/15/16	19,005,928
14,000,000	United States Treasury Note	1.000	08/31/16	14,123,592
14,200,000	United States Treasury Note	1.000	09/30/16	14,315,375
23,050,000	United States Treasury Note	1.000	10/31/16	23,221,077
27,000,000	United States Treasury Note	0.625	11/15/16	26,924,076
173,000	United States Treasury Note	4.625	11/15/16	190,570
278,400	United States Treasury Note	7.500	11/15/16	327,294
15,250,000	United States Treasury Note	0.875	11/30/16	15,302,430
8,000,000	United States Treasury Note	0.625	12/15/16	7,969,376
4,000,000	United States Treasury Note	0.875	12/31/16	4,009,376
50,300,000	United States Treasury Note	0.875	01/31/17	50,362,875
16,250,000	United States Treasury Note	0.875	02/28/17	16,251,267
220,000	United States Treasury Note	3.000	02/28/17	233,458
20,000,000	United States Treasury Note	0.750	03/15/17	19,925,000
21,300,000	United States Treasury Note	1.000	03/31/17	21,353,250
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$16,500,000	United States Treasury Note	0.875%	04/30/17	$16,462,611
160,000	United States Treasury Note	8.750	05/15/17	198,250
30,400,000	United States Treasury Note	0.625	05/31/17	30,048,515
11,000,000	United States Treasury Note	0.750	06/30/17	10,896,875
20,200,000	United States Treasury Note	0.500	07/31/17	19,813,352
139,200	United States Treasury Note	8.875	08/15/17	175,120
17,300,000	United States Treasury Note	0.625	08/31/17	17,006,713
16,000,000	United States Treasury Note	0.625	09/30/17	15,702,496
61,750,000	United States Treasury Note	0.750	10/31/17	60,751,379
8,414,000	United States Treasury Note	4.250	11/15/17	9,321,795
20,500,000	United States Treasury Note	0.625	11/30/17	20,043,547
31,000,000	United States Treasury Note	0.750	12/31/17	30,396,957
8,044,000	United States Treasury Note	2.750	12/31/17	8,482,020
21,000,000	United States Treasury Note	0.875	01/31/18	20,658,750
8,127,000	United States Treasury Note	2.625	01/31/18	8,530,814
31,000,000	United States Treasury Note	0.750	02/28/18	30,285,543
23,000,000	United States Treasury Note	0.750	03/31/18	22,430,382
15,000,000	United States Treasury Note	0.625	04/30/18	14,530,080
6,172,000	United States Treasury Note	2.625	04/30/18	6,473,366
6,266,000	United States Treasury Note	3.875	05/15/18	6,889,661
72,000,000	United States Treasury Note	1.000	05/31/18	70,683,768
7,862,000	United States Treasury Note	2.375	05/31/18	8,162,352
7,000,000	United States Treasury Note	1.375	06/30/18	6,967,184
15,000,000	United States Treasury Note	1.375	07/31/18	14,910,930
13,065,000	United States Treasury Note	2.250	07/31/18	13,477,358
40,350,000	United States Treasury Note	1.500	08/31/18	40,274,344
22,000,000	United States Treasury Note	1.375	09/30/18	21,802,352
28,000,000	United States Treasury Note	1.250	10/31/18	27,553,736
1,681,000	United States Treasury Note	9.000	11/15/18	2,239,932
33,500,000	United States Treasury Note	1.250	11/30/18	32,913,750
25,000,000	United States Treasury Note	1.500	12/31/18	24,812,500
25,000,000	United States Treasury Note	1.500	01/31/19	24,781,250
2,802,400	United States Treasury Note	2.750	02/15/19	2,941,864
30,000,000	United States Treasury Note	1.500	02/28/19	29,700,000
25,000,000	United States Treasury Note	1.625	03/31/19	24,873,050
3,000,000	United States Treasury Note	1.000	06/30/19	2,873,907
3,000,000	United States Treasury Note	1.375	01/31/20	2,894,064
1,377,000	United States Treasury Note	3.625	02/15/20	1,502,651
1,132,000	United States Treasury Note	3.500	05/15/20	1,226,362
4,000,000	United States Treasury Note	1.875	06/30/20	3,939,688
4,000,000	United States Treasury Note	2.000	07/31/20	3,968,436
5,342,000	United States Treasury Note	2.625	08/15/20	5,493,494
6,000,000	United States Treasury Note	2.000	09/30/20	5,928,750
5,650,000	United States Treasury Note	2.625	11/15/20	5,795,663
5,000,000	United States Treasury Note	2.000	11/30/20	4,925,000
5,900,000	United States Treasury Note	3.625	02/15/21	6,418,091
10,000,000	United States Treasury Note	2.000	02/28/21	9,810,160
125,000	United States Treasury Note	8.125	05/15/21	173,437
27,610,000	United States Treasury Note	2.125	08/15/21	27,133,286
122,000	United States Treasury Note	8.125	08/15/21	170,304
6,070,000	United States Treasury Note	2.000	11/15/21	5,889,794
13,379,100	United States Treasury Note	8.000	11/15/21	18,655,482
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$10,500,000	United States Treasury Note	1.625%	11/15/22	$9,716,606
13,250,000	United States Treasury Note	1.750	05/15/23	12,274,880
16,000,000	United States Treasury Note	2.500	08/15/23	15,771,248
13,000,000	United States Treasury Note	2.750	11/15/23	13,058,903
22,750,000	United States Treasury Note	2.750	02/15/24	22,799,777
	TOTAL U.S. TREASURY SECURITIES			1,807,549,139

	TOTAL GOVERNMENT BONDS			3,684,526,950
	(Cost $3,704,719,069)

STRUCTURED ASSETS - 2.1%

ASSET BACKED - 0.4%
500,000	Ally Auto Receivables Trust	1.210	07/15/16	503,821
	Series - 2012 1 (Class A4)
800,000	Ally Auto Receivables Trust	0.800	10/16/17	801,766
	Series - 2012 4 (Class A4)
500,000	Americredit Automobile Receivables Trust	2.420	05/08/19	503,999
	Series - 0 2 (Class D)
1,146,000	AmeriCredit Automobile Receivables Trust	0.610	10/10/17	1,146,178
	Series - 2013 1 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	511,501
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	300,546
	Series - 2013 2 (Class C)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	152,239
	Series - 2013 3 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	496,411
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,352,366
	Series - 2006 A3 (Class A3)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	753,678
	Series - 2007 A7 (Class A7)
600,000	Centerpoint Energy Transistion	3.460	08/15/19	634,930
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	567,438
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	599,455
	Series - 2012 1 (Class A2)
400,000	Chase Issuance Trust	0.790	06/15/17	401,580
	Series - 2012 A3 (Class A3)
395,000	Chase Issuance Trust	1.010	10/15/18	394,815
	Series - 2013 A8 (Class A8)
135,000	CitiBank Credit Card Issuance Trust	4.900	06/23/16	136,395
	Series - 2009 A4 (Class A4)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	854,636
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	351,451
	Series - 2008 A1 (Class A1)
193,350	Detroit Edison Securitization Funding LLC	6.620	03/01/16	201,352
	Series - 2001 1 (Class A6)
3,000,000	Discover Card Master Trust	5.650	03/16/20	3,417,333
	Series - 2007 A1 (Class A1)
115

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$260,000		Ford Credit Auto Owner Trust	3.560%	01/15/17	$265,739
		Series - 2010 B (Class D)
662,000		Ford Credit Auto Owner Trust	0.550	07/15/17	662,579
		Series - 2013 A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	826,063
		Series - 2013 B (Class C)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,874,521
		Series - 2012 6 (Class A)
590,000		Hyundai Auto Receivables Trust	0.750	09/17/18	587,715
		Series - 2013 A (Class A4)
1,150,000		Nissan Auto Receivables Owner Trust	0.840	11/15/17	1,155,145
		Series - 2013 B (Class A3)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	402,682
		Series - 2012 A (Class A4)
16,097	i	Residential Asset Securities Corp	6.489	10/25/30	16,115
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,736
		Series - 2006 HI1 (Class M2)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	206,452
		Series - 2012 5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,506,797
		Series - 2013 1 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	302,769
		Series - 2013 2 (Class C)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	99,526
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,866
		Series - 2010 VNO (Class A2FX)
		TOTAL ASSET BACKED			22,019,595

OTHER MORTGAGE BACKED - 1.7%
412,084	i	Banc of America Commercial Mortgage, Inc	5.171	11/10/42	416,540
		Series - 2005 1 (Class A4)
103,334	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	111,754
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	478,458
		Series - 2006 6 (Class A4)
177,393		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	178,389
		Series - 2006 5 (Class AAB)
32,167		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	32,137
		Series - 2007 1 (Class A3)
125,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	4.811	12/10/42	126,228
		Series - 2004 6 (Class A5)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.182	09/10/47	1,424,916
		Series - 2005 6 (Class A4)
28,808		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	28,772
		Series - 2007 5 (Class A3)
1,320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,440,429
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.440	03/11/39	299,142
		Series - 2006 PW11 (Class A4)
116

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000	i	Bear Stearns Commercial Mortgage Securities	5.716%	06/11/40	$223,729
		Series - 2007 PW16 (Class A4)
343,781		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	355,680
		Series - 2005 PWR8 (Class A4)
110,251	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	110,335
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	901,893
		Series - 2006 PW13 (Class AM)
489,705		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	534,808
		Series - 2006 T24 (Class A4)
473,947	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	481,421
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,118,473
		Series - 2007 PW17 (Class A4)
500,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	561,124
		Series - 2007 PW18 (Class A4)
140,571		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	146,751
		Series - 2007 PW17 (Class A3)
516,881		Citigroup Commercial Mortgage Trust	4.733	10/15/41	522,336
		Series - 2004 C2 (Class A5)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	749,805
		Series - 2013 GC11 (Class A2)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	262,343
		Series - 2014 GC19 (Class A4)
750,000	i	Citigroup Commercial Mortgage Trust	6.133	12/10/49	843,943
		Series - 2008 C7 (Class A4)
585,000		Citigroup, Inc	5.322	12/11/49	640,230
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.216	07/15/44	577,151
		Series - 2005 CD1 (Class AJ)
1,035,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617	10/15/48	1,120,878
		Series - 2006 CD3 (Class A5)
730,000		COMM Mortgage Trust	2.256	12/10/44	745,143
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	602,404
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	498,915
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	748,416
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	383,652
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	511,422
		Series - 0 CR7 (Class A4)
501,890	i	COMM Mortgage Trust	5.768	06/10/46	544,859
		Series - 2006 C7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,032,951
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	527,299
		Series - 2013 CR11 (Class A4)
255,000	i	COMM Mortgage Trust	5.799	12/10/49	286,422
		Series - 2007 C9 (Class A4)
117

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000	i	COMM Mortgage Trust	6.003%	12/10/49	$334,453
		Series - 2008 LS1 (Class ASM)
1,934,219	i	Credit Suisse Commercial Mortgage Trust	5.792	06/15/38	2,096,016
		Series - 2006 C3 (Class A3)
2,683,419		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,722,288
		Series - 2004 C5 (Class A4)
500,000	i	Credit Suisse Mortgage Capital Certificates	5.466	02/15/39	533,153
		Series - 0 C1 (Class A4)
176,474		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	191,295
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,259,810
		Series - 2006 C4 (Class AM)
621,653	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	646,341
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	230,266
		Series - 2005 C5 (Class AJ)
160,688	i	GE Capital Commercial Mortgage Corp	5.277	11/10/45	163,780
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.309	11/10/45	1,056,224
		Series - 2005 C4 (Class A4)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,923,480
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	634,897
		Series - 2005 GG5 (Class AM)
708,887	i	Greenwich Capital Commercial Funding Corp	5.820	07/10/38	770,499
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	602,546
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	656,217
		Series - 2007 GG9 (Class AM)
2,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	2,227,626
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,949,089
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.610	04/10/38	794,670
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,472,680
		Series - 2006 GG8 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	448,145
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	287,933
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	290,113
		Series - 2013 GC10 (Class AS)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	508,686
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	206,254
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	249,853
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	484,589
		Series - 2013 GC12 (Class A4)
118

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		GS Mortgage Securities Trust	4.074%	01/10/47	$516,757
		Series - 2014 GC18 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	102,538
		Series - 2009 IWST (Class A2)
425,194		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	427,228
		Series - 2004 LN2 (Class A2)
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,215,852
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.240	12/15/44	1,055,541
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.845	04/15/45	218,947
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.202	05/15/45	319,004
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	302,696
		Series - 2012 CBX (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	497,226
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	530,443
		Series - 2011 C5 (Class A3)
214,698		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	216,581
		Series - 2006 LDP9 (Class A2)
1,480,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,615,820
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,042,904
		Series - 2007 CB18 (Class A4)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	286,659
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	485,877
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	559,261
		Series - 2013 C10 (Class AS)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.815	06/15/49	459,603
		Series - 2007 LD11 (Class A3)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.815	06/15/49	950,812
		Series - 2007 LD11 (Class A4)
173,045	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	174,289
		Series - 2004 C6 (Class A6)
444,849		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	455,221
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	427,960
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	403,592
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	136,572
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	214,662
		Series - 2006 C6 (Class AJ)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,542,027
		Series - 2007 C1 (Class A4)
799,178		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	880,644
		Series - 2007 C2 (Class A3)
119

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$875,000		LB-UBS Commercial Mortgage Trust	4.843%	07/15/40	$906,721
		Series - 2005 C3 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	663,653
		Series - 2007 C6 (Class AM)
301,974	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	341,187
		Series - 2007 C7 (Class A3)
134,262	i	Merrill Lynch Mortgage Trust	5.283	11/12/37	141,065
		Series - 2005 CKI1 (Class A6)
225,000	i	Merrill Lynch Mortgage Trust	5.283	11/12/37	236,455
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	304,705
		Series - 2005 CIP1 (Class AM)
235,000	i	Merrill Lynch Mortgage Trust	5.657	05/12/39	253,395
		Series - 2006 C1 (Class A4)
325,387	i	Merrill Lynch Mortgage Trust	5.841	06/12/50	333,775
		Series - 2007 C1 (Class A3)
466,616	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.467	02/12/39	496,193
		Series - 2006 1 (Class A4)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	159,673
		Series - 2012 C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	57,460
		Series - 2013 C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	724,834
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	484,428
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	231,463
		Series - 2013 C9 (Class B)
39,416	i	Morgan Stanley Capital I	5.948	04/15/38	39,384
		Series - 2003 IQ5 (Class C)
146,775		Morgan Stanley Capital I	4.970	04/14/40	147,559
		Series - 2004 HQ4 (Class A7)
297,909	i	Morgan Stanley Capital I	5.270	06/13/41	299,656
		Series - 2004 T15 (Class A4)
827,185		Morgan Stanley Capital I	5.168	01/14/42	845,008
		Series - 2005 HQ5 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	645,690
		Series - 2007 IQ13 (Class A4)
194,838	i	Morgan Stanley Capital I	5.731	07/12/44	211,451
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	5.569	12/15/44	811,642
		Series - 2007 HQ13 (Class A3)
250,000		Morgan Stanley Capital I	2.111	03/15/45	254,401
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,248,399
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,713,314
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	223,914
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	1,946,401
		Series - 2007 IQ16 (Class A4)
120

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$245,000		Morgan Stanley Capital I	4.770%	07/15/56	$251,321
		Series - 0 IQ9 (Class AJ)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.551	08/15/39	531,814
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,459,614
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	487,787
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,004,731
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	408,603
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	105,395
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	109,529
		Series - 2007 C30 (Class A5)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.289	12/15/44	1,058,909
		Series - 2005 C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.339	12/15/44	774,420
		Series - 2005 C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	110,860
		Series - 2006 C23 (Class AJ)
40,901		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	40,943
		Series - 2006 C24 (Class APB)
834,885	i	Wachovia Bank Commercial Mortgage Trust	5.765	07/15/45	897,899
		Series - 2006 C27 (Class A3)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	831,950
		Series - 2007 C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	325,757
		Series - 2006 C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	224,328
		Series - 2007 C33 (Class A5)
1,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	1,342,146
		Series - 2007 C33 (Class A4)
1,250,000		WF-RBS Commercial Mortgage Trust	2.684	11/15/44	1,292,363
		Series - 2011 C5 (Class A2)
250,000	i	WF-RBS Commercial Mortgage Trust	4.848	06/15/45	259,155
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	389,022
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	748,256
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	590,524
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	500,859
		Series - 2014 C19 (Class C)
1,000,000		WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,036,016
		Series - 2014 C19 (Class B)

121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$295,460	WF-RBS Commercial Mortgage Trust	0.735%	03/15/48	$292,803
	Series - 2013 C12 (Class A1)
500,000	WF-RBS Commercial Mortgage Trust	3.198	03/15/48	488,651
	Series - 2013 C12 (Class A4)
	TOTAL OTHER MORTGAGE BACKED			87,634,247

	TOTAL STRUCTURED ASSETS			109,653,842
	(Cost $108,578,713)

	TOTAL BONDS			5,047,790,409
	(Cost $5,049,623,713)

SHORT-TERM INVESTMENTS - 0.0%

TREASURY DEBT - 0.0%
2,200,000	United States Treasury Bill	0.050	04/17/14	2,199,951
	TOTAL TREASURY DEBT			2,199,951

	TOTAL SHORT-TERM INVESTMENTS			2,199,951
	(Cost $2,199,951)
	TOTAL INVESTMENTS - 99.3% (Cost $5,051,823,664)			5,049,990,360

	OTHER ASSETS & LIABILITIES, NET - 0.7%			33,505,272
	NET ASSETS - 100.0%			$5,083,495,632

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities was $9,543,111 or 0.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
122

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 3.8%

AUTOMOBILES & COMPONENTS - 0.1%
$2,325,967	i	Allison Transmission, Inc	3.750%	08/23/19	$2,325,130
		TOTAL AUTOMOBILES & COMPONENTS			2,325,130

CAPITAL GOODS - 0.5%
1,995,000	i	Alliant Techsystems, Inc	3.500	11/01/20	1,999,987
788,040	i	FMG Resources August 2006 Pty Ltd	4.250	06/28/19	793,722
1,302,621	i	Generac Power Systems, Inc	3.500	05/31/20	1,301,644
3,000,000	i	Schaeffler AG.	4.250	01/27/17	3,010,620
2,142,727	i	Tomkins LLC	3.750	09/29/16	2,144,312
2,925,379	i	TransDigm, Inc	3.750	02/28/20	2,925,379
		TOTAL CAPITAL GOODS			12,175,664

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
989,950	i	Pilot Corp	4.250	08/07/19	994,286
995,000	i	Pitney Bowes Management	7.500	10/01/19	999,975
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,994,261

CONSUMER DURABLES & APPAREL - 0.2%
3,250,000	h	Capital Safety North America	4.000	03/26/21	3,243,500
2,984,962	i	CIH International Sarl	2.750	06/05/20	2,994,663
		TOTAL CONSUMER DURABLES & APPAREL			6,238,163

CONSUMER SERVICES - 0.7%
696,500	i	Boyd Gaming Corp	4.000	08/14/20	696,848
1,391,894	i	Burger King Corp	3.750	09/28/19	1,399,898
1,995,000	i	CityCenter Holdings LLC	5.000	10/16/20	2,009,344
2,189,073	i	DineEquity, Inc	3.750	10/19/17	2,195,093
2,289,474	i	Hilton Worldwide	3.500	10/26/20	2,292,129
405,000	h,i	La Quinta Intermediate Holdings LLC	4.000	02/19/21	404,749
2,493,750	i	Marina District Finance Co, Inc	6.750	08/15/18	2,526,992
592,500	i	MGM Resorts International	3.500	12/20/19	590,835
1,491,237	i	Pinnacle Entertainment, Inc	3.750	08/13/20	1,493,564
1,493,756	i	Spin Holdco, Inc	4.250	11/14/19	1,491,142
		TOTAL CONSUMER SERVICES			15,100,594

DIVERSIFIED FINANCIALS - 0.2%
4,075,000	h	TransUnion LLC	4.000	03/10/21	4,081,805
		TOTAL DIVERSIFIED FINANCIALS			4,081,805

ENERGY - 0.1%
2,947,545	i	Arch Coal, Inc	6.250	05/16/18	2,902,507
		TOTAL ENERGY			2,902,507
123

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.1%
$1,000,000	i	Rite Aid Corp	5.750%	08/21/20	$1,020,630
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,520,625
		TOTAL FOOD & STAPLES RETAILING			2,541,255

FOOD, BEVERAGE & TOBACCO - 0.1%
2,282,750	i	HJ Heinz Co	3.500	06/05/20	2,291,790
		TOTAL FOOD, BEVERAGE & TOBACCO			2,291,790

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
650,000	h,i	Accellent, Inc	4.500	03/12/21	648,914
2,977,500	i	Biomet, Inc	3.654	07/25/17	2,979,495
3,217,398	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,210,706
2,985,000	i	HCA, Inc	2.984	05/01/18	2,983,149
2,984,988	i	Kinetic Concepts, Inc	4.000	05/04/18	2,987,973
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,810,237

INSURANCE - 0.1%
1,209,733	i	Compass Investors, Inc	4.250	12/27/19	1,213,520
		TOTAL INSURANCE			1,213,520

MATERIALS - 0.1%
1,017,313	i	Tronox Pigments BV	4.500	03/19/20	1,022,531
		TOTAL MATERIALS			1,022,531

MEDIA - 0.2%
2,481,250	i	CSC Holdings LLC	2.653	04/17/20	2,448,076
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	1,994,660
		TOTAL MEDIA			4,442,736

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,591,651	i	NBTY, Inc	3.500	10/01/17	1,594,437
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,594,437

RETAILING - 0.1%
1,962,613	i	Academy Ltd	4.500	08/03/18	1,967,774
		TOTAL RETAILING			1,967,774

SOFTWARE & SERVICES - 0.4%
2,542,500	i	Activision Blizzard, Inc	3.250	10/12/20	2,539,957
1,100,000	h,i	Asurion LLC	8.500	03/03/21	1,134,375
962,610	i	IMS Health, Inc	3.750	03/17/21	960,377
1,343,980	i	Infor US, Inc	3.750	06/03/20	1,338,940
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	3,063,750
1,558,776	i	P2 Lower Acquisition LLC	5.500	10/22/20	1,567,551
		TOTAL SOFTWARE & SERVICES			10,604,950

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,995,000	i	Scientific Games International, Inc	4.250	10/18/20	1,995,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,995,000
124

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TELECOMMUNICATION SERVICES - 0.0%
$997,500	i	Internap Network Services Corp	6.000%	11/26/19	$1,002,488
425,000	h	Presidio, Inc	5.000	03/31/17	426,862
		TOTAL TELECOMMUNICATION SERVICES			1,429,350

UTILITIES - 0.0%
246,250	i	Calpine Corp	4.000	10/09/19	246,713
		TOTAL UTILITIES			246,713

		TOTAL BANK LOAN OBLIGATIONS			86,978,417
		(Cost $86,604,521)

BONDS - 92.4%

CORPORATE BONDS - 40.6%

AUTOMOBILES & COMPONENTS - 0.3%
1,400,000	g	Chrysler Group LLC	8.000	06/15/19	1,533,000
1,000,000		Chrysler Group LLC	8.000	06/15/19	1,095,000
1,000,000		Ford Motor Co	7.450	07/16/31	1,283,121
950,000		Ford Motor Co	4.750	01/15/43	918,673
775,000	g	TRW Automotive, Inc	4.500	03/01/21	796,312
		TOTAL AUTOMOBILES & COMPONENTS			5,626,106

BANKS - 5.2%
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,065,900
1,025,000	g	Banco Davivienda S.A.	2.950	01/29/18	1,009,625
2,000,000	g	Banco de Bogota S.A.	5.000	01/15/17	2,122,500
225,000	g	Banco de Credito e Inversiones	4.000	02/11/23	218,377
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,537,500
2,000,000	g	Banco del Estado de Chile	2.000	11/09/17	1,987,578
1,500,000	g	Banco Nacional de Costa Rica	4.875	11/01/18	1,513,125
750,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	735,937
865,000		Bancolombia S.A.	5.950	06/03/21	923,387
1,000,000	g	Bangkok Bank PCL	3.300	10/03/18	1,007,021
370,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	369,552
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,688,134
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,527,390
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,952,016
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,026,257
1,000,000		BB&T Corp	1.450	01/12/18	987,580
375,000		BB&T Corp	2.050	06/19/18	375,123
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	750,000
450,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	452,250
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	965,000
1,000,000	g	Caixa Economica Federal	4.500	10/03/18	1,017,500
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,818,757
2,000,000		Capital One Bank NA	1.500	03/22/18	1,958,152
300,000		Capital One Bank USA NA	3.375	02/15/23	291,916
285,000		Citigroup, Inc	5.000	09/15/14	290,519
189,000		Citigroup, Inc	5.500	10/15/14	193,981
1,000,000		Citigroup, Inc	2.250	08/07/15	1,018,264
125

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,975,000		Citigroup, Inc	1.300%	11/15/16	$8,970,351
3,050,000		Citigroup, Inc	3.500	05/15/23	2,877,522
2,500,000		Citigroup, Inc	3.875	10/25/23	2,482,307
2,000,000		Citigroup, Inc	4.950	11/07/43	2,032,410
975,000		Citigroup, Inc	6.675	09/13/43	1,141,726
3,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	3,490,253
225,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	233,015
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	2,979,507
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,572,637
1,200,000	g,i	Credit Agricole S.A.	7.875	12/30/49	1,267,500
3,125,000	g	HSBC Bank plc	1.500	05/15/18	3,060,916
500,000	g	HSBC Bank plc	4.125	08/12/20	529,903
2,025,000		HSBC Holdings plc	4.250	03/14/24	2,027,493
875,000		HSBC Holdings plc	5.250	03/14/44	884,762
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,169,613
1,000,000		HSBC USA, Inc	1.625	01/16/18	991,745
335,000		JPMorgan Chase & Co	5.125	09/15/14	342,041
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,569,674
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,041,244
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	997,686
2,500,000		JPMorgan Chase & Co	3.875	02/01/24	2,522,430
775,000		JPMorgan Chase & Co	4.850	02/01/44	790,226
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	375,000
2,475,000	i	Malayan Banking Bhd	3.250	09/20/22	2,463,590
1,900,000	g	PKO Finance AB	4.630	09/26/22	1,914,250
1,675,000		PNC Bank NA	2.200	01/28/19	1,669,538
3,000,000		PNC Bank NA	2.950	01/30/23	2,848,266
1,500,000		PNC Funding Corp	2.700	09/19/16	1,559,052
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	929,250
3,325,000		Royal Bank of Canada	2.200	07/27/18	3,346,626
1,500,000	g	Russian Agricultural Bank OJSC Via RSHB Capital S.A.	5.100	07/25/18	1,462,500
2,750,000	g	State Bank of India	3.250	04/18/18	2,717,990
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	128,799
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,034,040
575,000		SunTrust Bank	2.750	05/01/23	538,519
425,000		Toronto-Dominion Bank	2.500	07/14/16	441,096
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,038,300
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	1,008,360
1,000,000	g	Turkiye Is Bankasi	3.750	10/10/18	938,500
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	705,250
725,000	g	Turkiye Is Bankasi	6.000	10/24/22	678,600
500,000		Union Bank NA	2.125	06/16/17	509,277
400,000		UnionBanCal Corp	3.500	06/18/22	404,135
1,000,000		US Bancorp	1.650	05/15/17	1,012,202
475,000		US Bancorp	2.950	07/15/22	456,857
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,791,742
		TOTAL BANKS			115,750,041

CAPITAL GOODS - 1.2%
1,750,000		Access Midstream Partners LP	5.875	04/15/21	1,863,750
250,000		Alliant Techsystems, Inc	6.875	09/15/20	271,875
750,000	g	Alpek S.A. de C.V.	5.375	08/08/23	774,375
825,000	o	Alphabet Holding Co, Inc	7.750	11/01/17	852,844
126

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,225,000		Anixter, Inc	5.625%	05/01/19	$1,304,625
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,201,606
950,000		Caterpillar, Inc	1.500	06/26/17	950,625
680,000		Crown Americas LLC	4.500	01/15/23	649,400
650,000		Deere & Co	2.600	06/08/22	621,457
625,000	g	EADS Finance BV	2.700	04/17/23	590,521
150,000		Eaton Corp	4.000	11/02/32	145,098
837,500		Huntington Ingalls Industries, Inc	6.875	03/15/18	900,312
6,000,000		John Deere Capital Corp	1.050	10/11/16	6,020,886
725,000	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	750,375
729,675	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	757,038
660,000	g	Rexel S.A.	6.125	12/15/19	694,650
500,000	g	Rexel S.A.	5.250	06/15/20	511,250
100,000	g	Schaeffler Finance BV	7.750	02/15/17	113,500
600,000	g	Schaeffler Finance BV	8.500	02/15/19	669,750
500,000		Seagate HDD Cayman	6.875	05/01/20	543,125
920,000		Seagate HDD Cayman	7.000	11/01/21	1,029,250
947,000	g	Sealed Air Corp	8.375	09/15/21	1,090,234
1,000,000		SPX Corp	6.875	09/01/17	1,135,000
2,290,000	g	Stena AB	7.000	02/01/24	2,330,075
500,000		TransDigm, Inc	7.750	12/15/18	536,250
670,000	g	TSMC Global Ltd	1.625	04/03/18	649,521
875,000		United Technologies Corp	1.800	06/01/17	889,623
		TOTAL CAPITAL GOODS			27,847,015

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
1,825,000	g	ADT Corp	6.250	10/15/21	1,875,187
1,200,000		Air Lease Corp	3.875	04/01/21	1,200,000
1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,249,500
250,000	g	Empresa de Transporte de Pasajeros Metro S.A.	4.750	02/04/24	259,657
1,175,000		MasterCard, Inc	2.000	04/01/19	1,169,925
2,000,000		News America, Inc	5.300	12/15/14	2,067,990
670,000		Republic Services, Inc	3.800	05/15/18	710,289
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,145,000
67,000		RR Donnelley & Sons Co	7.250	05/15/18	77,887
325,000		RR Donnelley & Sons Co	7.000	02/15/22	357,500
675,000		RR Donnelley & Sons Co	6.500	11/15/23	712,969
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,107,876
1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,103,750
1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,121,250
1,000,000		Waste Management, Inc	2.600	09/01/16	1,035,588
2,550,000		Waste Management, Inc	2.900	09/15/22	2,434,488
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			18,628,856

CONSUMER DURABLES & APPAREL - 0.6%
825,000	g	Arcelik AS.	5.000	04/03/23	721,875
1,000,000		DR Horton, Inc	5.750	08/15/23	1,057,500
275,000		DR Horton, Inc	4.750	05/15/17	291,500
161,000		DR Horton, Inc	3.625	02/15/18	163,415
600,000		DR Horton, Inc	3.750	03/01/19	601,500
500,000		Hanesbrands, Inc	6.375	12/15/20	546,250
1,000,000		KB Home	7.000	12/15/21	1,076,250
127

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Lennar Corp	4.500%	06/15/19	$2,035,000
500,000		Levi Strauss & Co	6.875	05/01/22	548,750
3,000,000		Libbey Glass, Inc	6.875	05/15/20	3,277,500
1,100,000		Whirlpool Corp	8.600	05/01/14	1,106,752
225,000		Whirlpool Corp	3.700	03/01/23	222,898
		TOTAL CONSUMER DURABLES & APPAREL			11,649,190

CONSUMER SERVICES - 0.9%
545,000		Ameristar Casinos, Inc	7.500	04/15/21	589,962
350,000		ARAMARK Corp	5.750	03/15/20	369,688
300,000	g	Ceridian HCM Holding, Inc	11.000	03/15/21	345,750
500,000		DineEquity, Inc	9.500	10/30/18	545,000
1,350,000	g	GLP Capital LP	4.375	11/01/18	1,385,438
1,500,000		MGM Resorts International	6.750	10/01/20	1,663,125
1,880,000		Northeastern University	4.181	03/01/23	1,930,171
2,000,000	g	SABMiller Holdings, Inc	2.200	08/01/18	1,997,386
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,044,086
1,000,000		Service Corp International	7.625	10/01/18	1,153,750
2,945,000	g	Six Flags Entertainment Corp	5.250	01/15/21	2,967,088
1,400,000		Speedway Motorsports, Inc	6.750	02/01/19	1,487,500
4,000,000		University of Chicago	4.151	10/01/45	3,698,988
		TOTAL CONSUMER SERVICES			20,177,932

DIVERSIFIED FINANCIALS - 5.4%
545,000	g	Abbey National Treasury Services plc	3.875	11/10/14	556,135
335,000		Abbey National Treasury Services plc	4.000	04/27/16	355,077
700,000	g	Ajecorp BV	6.500	05/14/22	680,750
1,000,000		Ally Financial, Inc	4.750	09/10/18	1,057,500
600,000		American Express Centurion Bank	0.875	11/13/15	602,159
875,000		American Express Centurion Bank	6.000	09/13/17	1,005,137
2,375,000		American Express Credit Corp	1.750	06/12/15	2,407,944
1,500,000		American Express Credit Corp	1.300	07/29/16	1,511,677
250,000		American Express Credit Corp	2.800	09/19/16	260,725
2,000,000		American Express Credit Corp	2.125	07/27/18	2,009,316
750,000	b,g	Aralco Finance SA	10.125	05/07/20	65,625
900,000	g	Bangkok Bank PCL	3.250	10/18/15	920,856
3,475,000		Bank of America Corp	3.750	07/12/16	3,674,837
650,000		Bank of America Corp	5.300	03/15/17	715,290
25,000		Bank of America Corp	6.000	09/01/17	28,362
7,850,000		Bank of America Corp	2.600	01/15/19	7,880,968
1,000,000		Bank of America Corp	5.490	03/15/19	1,110,743
3,000,000		Bank of America Corp	2.650	04/01/19	3,009,567
3,150,000		Bank of America Corp	4.100	07/24/23	3,195,095
500,000		Bank of America Corp	4.000	04/01/24	499,411
2,900,000		Bank of America Corp	5.000	01/21/44	2,960,569
500,000		Bank of New York Mellon Corp	1.200	02/20/15	503,533
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,377,090
275,000		Bank of New York Mellon Corp	5.450	05/15/19	313,991
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,095,000
500,000		BlackRock, Inc	3.500	12/10/14	510,759
825,000		BlackRock, Inc	1.375	06/01/15	832,768
1,350,000		BlackRock, Inc	4.250	05/24/21	1,465,455
128

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,750,000		BlackRock, Inc	3.500%	03/18/24	$1,737,703
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,073,940
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,039,660
3,175,000		Capital One Financial Corp	1.000	11/06/15	3,179,496
1,000,000		Celanese US Holdings LLC	4.625	11/15/22	985,000
1,000,000	g	Comcel Trust	6.875	02/06/24	1,046,250
300,000		Countrywide Financial Corp	6.250	05/15/16	329,044
500,000		Export-Import Bank of Korea	4.000	01/14/24	517,413
2,000,000		Ford Motor Credit Co LLC	1.700	05/09/16	2,022,332
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,557,989
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,141,124
3,000,000		General Electric Capital Corp	1.500	07/12/16	3,039,747
950,000		General Electric Capital Corp	2.300	04/27/17	978,209
2,500,000		General Electric Capital Corp	2.300	01/14/19	2,522,420
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,333,098
400,000		General Electric Capital Corp	6.875	01/10/39	526,776
500,000		General Motors Financial Co, Inc	2.750	05/15/16	506,550
2,165,000		General Motors Financial Co, Inc	4.750	08/15/17	2,313,844
2,575,000		General Motors Financial Co, Inc	3.250	05/15/18	2,597,531
150,000		General Motors Financial Co, Inc	4.250	05/15/23	148,125
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	282,430
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,909,201
500,000		Goldman Sachs Group, Inc	2.625	01/31/19	498,719
2,500,000		Goldman Sachs Group, Inc	3.625	01/22/23	2,459,265
1,200,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,194,680
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	166,520
2,375,000		Goldman Sachs Group, Inc	6.750	10/01/37	2,720,608
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	593,723
575,000	g	Icahn Enterprises LP	4.875	03/15/19	585,063
1,700,000	g	Icahn Enterprises LP	5.875	02/01/22	1,725,500
200,000	g	International Lease Finance Corp	6.500	09/01/14	204,250
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,527,395
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,326,000
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,115,000
750,000	g	Inversiones CMPC S.A.	4.375	05/15/23	725,340
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,761,256
500,000		John Deere Capital Corp	1.400	03/15/17	503,486
375,000		John Deere Capital Corp	2.750	03/15/22	365,181
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	332,601
850,000	g	Lukoil International Finance BV	6.125	11/09/20	879,750
1,200,000		Morgan Stanley	1.750	02/25/16	1,215,482
2,175,000		Morgan Stanley	2.500	01/24/19	2,168,943
1,000,000		Morgan Stanley	5.500	07/28/21	1,129,870
800,000		Morgan Stanley	3.750	02/25/23	794,929
500,000		Morgan Stanley	6.375	07/24/42	609,936
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	337,082
1,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	991,070
750,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	771,580
3,575,000		SLM Corp	4.875	06/17/19	3,632,829
450,000		State Street Corp	4.300	05/30/14	452,840
129

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,675,000		State Street Corp	1.350%	05/15/18	$1,644,458
1,550,000	g	Temasek Financial I Ltd	2.375	01/23/23	1,427,212
400,000		Toyota Motor Credit Corp	1.250	10/05/17	396,342
750,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	708,900
1,000,000		Unilever Capital Corp	0.850	08/02/17	982,839
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,499,883
500,000		Wells Fargo & Co	1.500	07/01/15	505,819
650,000		Wells Fargo & Co	2.100	05/08/17	665,555
2,075,000		Wells Fargo & Co	5.375	11/02/43	2,185,786
		TOTAL DIVERSIFIED FINANCIALS			121,199,913

ENERGY - 4.6%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	190,962
325,000		Apache Corp	1.750	04/15/17	328,087
855,000		Apache Corp	4.750	04/15/43	859,513
833,000		Arch Coal, Inc	7.000	06/15/19	643,492
3,000,000		Ashland, Inc	3.875	04/15/18	3,097,500
2,000,000		Atlas Pipeline Partners LP	5.875	08/01/23	1,975,000
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,524,116
2,000,000		Calumet Specialty Products Partners LP	9.625	08/01/20	2,295,000
1,115,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	1,123,362
1,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	1,060,000
575,000		Canadian Natural Resources Ltd	3.800	04/15/24	577,874
1,400,000		Chaparral Energy, Inc	7.625	11/15/22	1,515,500
500,000		Chesapeake Energy Corp	5.375	06/15/21	526,250
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	538,125
770,000		Cimarex Energy Co	5.875	05/01/22	835,450
1,950,000		Concho Resources, Inc	5.500	04/01/23	2,028,000
500,000		Consol Energy Inc	8.250	04/01/20	543,125
2,340,000		Continental Resources, Inc	5.000	09/15/22	2,457,000
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	2,529,712
500,000	g	Crestwood Midstream Partners LP	6.125	03/01/22	522,500
456,000		Crosstex Energy LP	7.125	06/01/22	532,950
625,000		Devon Energy Corp	1.875	05/15/17	629,534
300,000		Devon Energy Corp	4.750	05/15/42	297,406
1,075,000		Ecopetrol S.A.	4.250	09/18/18	1,139,500
625,000		Ecopetrol S.A.	5.875	09/18/23	682,812
825,000	g	EDC Finance Ltd	4.875	04/17/20	746,625
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	562,184
275,000		Enterprise Products Operating LLC	5.600	10/15/14	282,370
75,000		Enterprise Products Operating LLC	5.000	03/01/15	77,951
750,000		Enterprise Products Operating LLC	5.100	02/15/45	775,208
300,000		EOG Resources, Inc	2.625	03/15/23	283,423
1,250,000		EP Energy LLC	6.875	05/01/19	1,350,000
1,250,000		EP Energy LLC	9.375	05/01/20	1,445,312
2,400,000		Exterran Partners LP	6.000	04/01/21	2,388,000
750,000	g	Gazprom Neft OAO	4.375	09/19/22	665,625
750,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	773,437
1,000,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	937,500
1,000,000	g	GS Caltex Corp	3.250	10/01/18	1,008,695
1,000,000		Halcon Resources Corp	9.750	07/15/20	1,077,500
850,000		Halcon Resources Corp	8.875	05/15/21	881,875
130

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$285,000		Hess Corp	5.600%	02/15/41	$312,973
950,000	g	Indo Energy Finance II BV	6.375	01/24/23	755,250
715,000	g	KMG Finance Sub BV	6.375	04/09/21	779,350
2,000,000	g	Linn Energy LLC	7.250	11/01/19	2,085,000
750,000		Marathon Petroleum Corp	3.500	03/01/16	785,692
275,000		MarkWest Energy Partners LP	6.750	11/01/20	297,687
425,000		MarkWest Energy Partners LP	5.500	02/15/23	436,687
1,000,000	g	Murphy Oil USA, Inc	6.000	08/15/23	1,032,500
300,000		Newfield Exploration Co	5.750	01/30/22	318,750
900,000		Newfield Exploration Co	5.625	07/01/24	933,750
1,100,000		Noble Energy, Inc	5.250	11/15/43	1,148,114
125,000		Noble Holding International Ltd	3.450	08/01/15	129,095
350,000		Noble Holding International Ltd	4.900	08/01/20	373,454
750,000	g	Oasis Petroleum, Inc	6.875	03/15/22	811,875
1,800,000	g	ONE Gas, Inc	2.070	02/01/19	1,784,291
575,000	g	ONE Gas, Inc	3.610	02/01/24	580,467
1,225,000	g	ONE Gas, Inc	4.658	02/01/44	1,271,723
1,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	1,037,500
500,000		Peabody Energy Corp	7.375	11/01/16	560,000
2,000,000		Peabody Energy Corp	6.000	11/15/18	2,097,500
275,000		Pemex Project Funding Master Trust	6.625	06/15/35	305,250
500,000	g	Pertamina Persero PT	4.300	05/20/23	450,625
675,000	g	Pertamina PT	5.250	05/23/21	676,688
500,000	g	Pertamina PT	6.500	05/27/41	471,875
925,000	i	Petrobras Global Finance BV	1.855	05/20/16	914,594
925,000		Petrobras Global Finance BV	3.250	03/17/17	927,871
1,000,000	i	Petrobras Global Finance BV	2.379	01/15/19	976,250
750,000		Petrobras Global Finance BV	3.000	01/15/19	708,794
425,000		Petrobras Global Finance BV	6.250	03/17/24	437,861
1,500,000		Petrobras International Finance Co	3.875	01/27/16	1,540,409
1,250,000		Petroleos Mexicanos	3.500	07/18/18	1,296,875
325,000		Petroleos Mexicanos	5.500	01/21/21	355,063
600,000		Petroleos Mexicanos	3.500	01/30/23	564,600
540,000		Petroleos Mexicanos	6.500	06/02/41	591,300
575,000		Petroleos Mexicanos	5.500	06/27/44	554,875
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	536,425
700,000		Phillips 66	1.950	03/05/15	708,157
3,935,000		Plains Exploration & Production Co	6.500	11/15/20	4,333,419
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,996,000
1,000,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,026,667
750,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	822,815
500,000		Range Resources Corp	5.750	06/01/21	535,625
800,000		Regency Energy Partners LP	5.750	09/01/20	832,000
600,000		Regency Energy Partners LP	6.500	07/15/21	643,500
570,000		Regency Energy Partners LP	5.875	03/01/22	591,375
200,000		Regency Energy Partners LP	5.500	04/15/23	201,500
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,047,231
750,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	662,813
1,155,000		SandRidge Energy, Inc	7.500	03/15/21	1,232,963
800,000		SandRidge Energy, Inc	8.125	10/15/22	872,000
2,000,000	g	Schlumberger Norge AS.	1.250	08/01/17	1,981,960
1,175,000		SESI LLC	7.125	12/15/21	1,310,125
131

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$425,000		Shell International Finance BV	2.375%	08/21/22	$400,158
575,000		Shell International Finance BV	4.550	08/12/43	594,318
300,000		SM Energy Co	6.500	01/01/23	320,250
1,350,000		Southwestern Energy Co	4.100	03/15/22	1,387,403
200,000		Statoil ASA	2.900	10/15/14	202,662
200,000		Statoil ASA	1.200	01/17/18	196,189
375,000		Statoil ASA	2.450	01/17/23	351,546
675,000		Statoil ASA	4.250	11/23/41	657,177
650,000		Total Capital Canada Ltd	1.450	01/15/18	645,447
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,015,006
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	580,758
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	259,000
865,000	g	Ultra Petroleum Corp	5.750	12/15/18	908,250
415,000		Vale Overseas Ltd	4.375	01/11/22	412,024
125,000		Vale Overseas Ltd	6.875	11/21/36	133,185
4,500,000		Whiting Petroleum Corp	5.000	03/15/19	4,758,750
		TOTAL ENERGY			105,169,761

FOOD & STAPLES RETAILING - 0.2%
185,000		CVS Caremark Corp	3.250	05/18/15	190,276
750,000		CVS Caremark Corp	4.000	12/05/23	766,293
1,725,000		CVS Caremark Corp	5.300	12/05/43	1,904,096
2,000,000		Ingles Markets, Inc	5.750	06/15/23	2,000,000
		TOTAL FOOD & STAPLES RETAILING			4,860,665

FOOD, BEVERAGE & TOBACCO - 0.9%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	519,466
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,251,840
1,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,675,935
255,000		B&G Foods, Inc	4.625	06/01/21	252,131
750,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	776,250
250,000		Campbell Soup Co	2.500	08/02/22	227,401
750,000		Coca-Cola Co	0.750	03/13/15	753,393
1,550,000		Coca-Cola Co	3.200	11/01/23	1,524,264
500,000		ConAgra Foods, Inc	1.900	01/25/18	495,779
750,000	g	Corp Lindley S.A.	6.750	11/23/21	800,625
1,350,000		Diageo Capital plc	2.625	04/29/23	1,258,400
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,040,294
500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	458,345
2,000,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	2,137,672
430,000		Kraft Foods, Inc	6.500	02/09/40	540,857
225,000		Mondelez International, Inc	4.125	02/09/16	237,811
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,029,490
38,000		PepsiCo, Inc	7.900	11/01/18	47,700
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,036,348
100,000		Philip Morris International, Inc	6.375	05/16/38	123,409
575,000	g	Post Holdings, Inc	6.750	12/01/21	608,781
160,000	g	Post Holdings, Inc	7.375	02/15/22	172,000
1,080,000		Post Holdings, Inc	7.375	02/15/22	1,161,000
430,000		Smithfield Foods, Inc	6.625	08/15/22	464,400
260,000	g	Sun Merger Sub, Inc	5.250	08/01/18	270,075
		TOTAL FOOD, BEVERAGE & TOBACCO			19,863,666
132

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
$800,000		Baxter International, Inc	3.200%	06/15/23	$780,348
250,000		Becton Dickinson & Co	1.750	11/08/16	255,572
1,225,000		CHS/Community Health Systems	5.125	08/15/18	1,286,250
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,098,750
375,000	g	CHS/Community Health Systems	6.875	02/01/22	391,875
750,000		Covidien International Finance S.A.	1.350	05/29/15	756,032
375,000		Covidien International Finance S.A.	3.200	06/15/22	369,016
429,000		Endo Health Solutions	7.000	07/15/19	462,247
3,100,000		Express Scripts Holding Co	2.100	02/12/15	3,139,500
625,000		Express Scripts Holding Co	3.900	02/15/22	639,689
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,831,778
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,077,500
165,000		HCA, Inc	6.500	02/15/20	184,800
500,000		HCA, Inc	7.875	02/15/20	532,250
975,000		HCA, Inc	5.875	03/15/22	1,050,563
405,000		Healthsouth Corp	7.250	10/01/18	428,288
2,900,000		Kinetic Concepts, Inc	10.500	11/01/18	3,331,375
3,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	3,797,500
1,225,000	g	LifePoint Hospitals, Inc	5.500	12/01/21	1,270,938
3,325,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	3,275,328
1,725,000		McKesson Corp	4.883	03/15/44	1,748,460
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,309,375
225,000	g	Tenet Healthcare Corp	6.000	10/01/20	240,750
875,000		Tenet Healthcare Corp	8.125	04/01/22	977,813
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	486,824
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	448,118
600,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	617,299
1,175,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,266,255
525,000	g	VPII Escrow Corp	7.500	07/15/21	590,625
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			35,645,118

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
500,000		Clorox Co	3.800	11/15/21	515,192
380,000		Colgate-Palmolive Co	2.300	05/03/22	361,439
375,000		Ecolab, Inc	1.450	12/08/17	370,226
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	393,862
1,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	1,178,438
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,819,157

INSURANCE - 1.6%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	277,937
250,000		Aetna, Inc	1.500	11/15/17	249,483
240,000		Aetna, Inc	6.500	09/15/18	283,053
150,000		Aetna, Inc	6.625	06/15/36	188,649
675,000		Allstate Corp	3.150	06/15/23	663,085
700,000		Allstate Corp	4.500	06/15/43	703,814
2,700,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	2,654,564
2,000,000	g,i	Caelus Re Ltd	5.265	03/07/16	2,032,200
400,000		Chubb Corp	6.000	05/11/37	488,510
80,000		CIGNA Corp	5.125	06/15/20	88,587
133

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		CIGNA Corp	4.500%	03/15/21	$1,080,135
1,400,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	1,491,000
4,050,000	g	Five Corners Funding Trust	4.419	11/15/23	4,150,266
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	542,571
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	994,066
250,000		Lincoln National Corp	7.000	06/15/40	328,950
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	531,263
525,000		MetLife, Inc	6.750	06/01/16	588,767
3,000,000		MetLife, Inc	4.368	09/15/23	3,195,165
1,275,000		MetLife, Inc	4.125	08/13/42	1,197,590
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,563,750
200,000		Principal Financial Group, Inc	1.850	11/15/17	200,565
525,000		Prudential Financial, Inc	2.300	08/15/18	526,046
750,000		Prudential Financial, Inc	5.400	06/13/35	813,991
750,000		Prudential Financial, Inc	5.100	08/15/43	786,886
3,400,000	i	Prudential Financial, Inc	5.200	03/15/44	3,374,500
300,000	g	Prudential Funding LLC	6.750	09/15/23	365,854
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	164,933
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	419,868
300,000		Travelers Cos, Inc	5.800	05/15/18	343,402
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,443,368
1,500,000		WellPoint, Inc	1.250	09/10/15	1,510,046
500,000		WellPoint, Inc	4.625	05/15/42	482,359
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,100,110
150,000		WR Berkley Corp	5.375	09/15/20	164,915
		TOTAL INSURANCE			36,990,248

MATERIALS - 2.6%
75,000		Airgas, Inc	4.500	09/15/14	76,250
1,000,000		Albemarle Corp	4.500	12/15/20	1,063,426
1,500,000		AngloGold Ashanti Holdings plc	8.500	07/30/20	1,654,125
440,000		ArcelorMittal	5.000	02/25/17	466,950
1,000,000		Ball Corp	5.750	05/15/21	1,067,500
100,000		Barrick Gold Corp	4.100	05/01/23	94,863
850,000		Barrick North America Finance LLC	4.400	05/30/21	856,482
450,000	g	Belden, Inc	5.500	09/01/22	455,625
1,350,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,428,546
750,000	g	Braskem Finance Ltd	5.750	04/15/21	749,062
550,000		Braskem Finance Ltd	6.450	02/03/24	563,062
2,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	2,009,624
1,175,000	g	Cemex Finance LLC	6.000	04/01/24	1,177,937
1,500,000		CF Industries, Inc	7.125	05/01/20	1,783,434
200,000		Corning, Inc	1.450	11/15/17	195,981
1,000,000		Corning, Inc	4.250	08/15/20	1,085,115
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	758,656
1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	08/13/23	1,030,447
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	170,006
1,705,000		Crown Americas LLC	6.250	02/01/21	1,845,663
1,500,000	g	Eagle Spinco, Inc	4.625	02/15/21	1,483,125
750,000		EI du Pont de Nemours & Co	2.800	02/15/23	708,918
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	428,436
1,550,000	g	Eldorado Gold Corp	6.125	12/15/20	1,550,000
134

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$975,000	g	Fresnillo plc	5.500%	11/13/23	$979,875
750,000	g	Gerdau Trade, Inc	4.750	04/15/23	696,000
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	2,006,726
1,950,000	g	Glencore Funding LLC	2.500	01/15/19	1,882,994
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	2,002,500
3,075,000		Hexion US Finance Corp	6.625	04/15/20	3,182,625
835,000	g	INEOS Group Holdings S.A.	5.875	02/15/19	852,744
2,000,000		International Paper Co	5.300	04/01/15	2,087,332
2,750,000		International Paper Co	4.750	02/15/22	2,973,432
250,000		International Paper Co	7.300	11/15/39	326,147
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,453,836
1,125,000		Nucor Corp	4.000	08/01/23	1,121,967
500,000		Praxair, Inc	2.450	02/15/22	472,608
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,490,777
525,000		Rio Tinto Finance USA plc	2.250	12/14/18	524,957
680,000		Rock Tenn Co	4.450	03/01/19	728,503
820,000		Rock Tenn Co	4.900	03/01/22	876,806
400,000		Rockwood Specialties Group, Inc	4.625	10/15/20	413,000
1,200,000		Rosetta Resources, Inc	5.625	05/01/21	1,227,000
900,000	g	Samarco Mineracao S.A.	5.750	10/24/23	905,625
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	259,375
800,000	g	Severstal OAO Via Steel Capital S.A.	5.900	10/17/22	751,984
425,000		Sherwin-Williams Co	1.350	12/15/17	418,498
500,000		Silgan Holdings, Inc	5.000	04/01/20	512,500
650,000		Steel Dynamics, Inc	5.250	04/15/23	661,375
700,000		Teck Resources Ltd	2.500	02/01/18	702,496
800,000		Teck Resources Ltd	3.750	02/01/23	751,946
125,000		Teck Resources Ltd	6.000	08/15/40	124,890
525,000		Teck Resources Ltd	5.200	03/01/42	475,236
550,000		Tronox Finance LLC	6.375	08/15/20	565,125
925,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	848,688
2,250,000	g	Volcan Cia Minera SAA	5.375	02/02/22	2,143,125
		TOTAL MATERIALS			60,123,925

MEDIA - 2.3%
2,500,000	g	AMC Entertainment, Inc	5.875	02/15/22	2,543,750
750,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	768,750
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,166,000
2,000,000		Cinemark USA, Inc	5.125	12/15/22	2,000,000
2,350,000		Comcast Corp	2.850	01/15/23	2,265,616
3,125,000		Comcast Corp	4.250	01/15/33	3,062,956
3,000,000		DIRECTV Holdings LLC	1.750	01/15/18	2,953,200
1,425,000		DIRECTV Holdings LLC	3.800	03/15/22	1,410,093
1,250,000		DIRECTV Holdings LLC	4.450	04/01/24	1,253,526
500,000		Discovery Communications LLC	4.950	05/15/42	492,061
2,015,000		DISH DBS Corp	4.625	07/15/17	2,145,975
1,500,000		Grupo Televisa S.A.	6.000	05/15/18	1,682,163
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	257,812
1,435,000		Lamar Media Corp	7.875	04/15/18	1,495,987
1,000,000		Lamar Media Corp	5.000	05/01/23	1,000,000
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,601,142
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	684,585
135

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		NBC Universal Media LLC	2.875%	01/15/23	$965,983
125,000		News America, Inc	7.625	11/30/28	159,181
90,000		News America, Inc	6.550	03/15/33	107,744
325,000		News America, Inc	6.650	11/15/37	396,954
250,000		News America, Inc	6.900	08/15/39	314,203
963,000		Nielsen Finance LLC	7.750	10/15/18	1,029,206
400,000		Nielsen Finance LLC	4.500	10/01/20	403,000
600,000		Regal Entertainment Group	5.750	03/15/22	618,000
900,000		Regal Entertainment Group	5.750	06/15/23	913,500
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,210,250
1,500,000		Starz LLC	5.000	09/15/19	1,548,750
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,625,340
475,000		Time Warner Cable, Inc	4.500	09/15/42	436,039
940,000		Time Warner, Inc	3.150	07/15/15	970,837
1,000,000		Time Warner, Inc	4.700	01/15/21	1,093,680
1,000,000		Time Warner, Inc	3.400	06/15/22	994,696
275,000		Time Warner, Inc	6.500	11/15/36	326,052
700,000		Time Warner, Inc	4.900	06/15/42	702,505
650,000		Time Warner, Inc	5.350	12/15/43	692,707
2,000,000	g	Univision Communications, Inc	7.875	11/01/20	2,210,000
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,559,313
1,500,000		Viacom, Inc	1.250	02/27/15	1,509,006
700,000		Viacom, Inc	2.500	12/15/16	725,424
1,500,000		Viacom, Inc	2.500	09/01/18	1,516,815
1,000,000		Viacom, Inc	5.850	09/01/43	1,098,835
		TOTAL MEDIA			51,911,636

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,512,801
1,200,000		AbbVie, Inc	1.750	11/06/17	1,203,792
475,000		AbbVie, Inc	2.900	11/06/22	457,273
525,000	g,o	Capsugel S.A.	7.000	05/15/19	540,750
2,100,000	g	Forest Laboratories, Inc	4.375	02/01/19	2,210,250
1,350,000		Gilead Sciences, Inc	3.700	04/01/24	1,350,566
1,525,000		Gilead Sciences, Inc	4.800	04/01/44	1,569,841
2,150,000		Hospira, Inc	5.200	08/12/20	2,297,021
1,150,000		Mylan, Inc	2.550	03/28/19	1,137,681
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,120,974
444,000		NBTY, Inc	9.000	10/01/18	477,300
1,650,000	g	Perrigo Co Ltd	2.300	11/08/18	1,632,088
450,000	g	Perrigo Co Ltd	4.000	11/15/23	449,826
400,000	g	Perrigo Co Ltd	5.300	11/15/43	421,061
3,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	3,247,500
1,000,000	g	VPII Escrow Corp	6.750	08/15/18	1,100,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			20,728,724

REAL ESTATE - 0.7%
150,000		AMB Property LP	4.500	08/15/17	162,255
170,000		Camden Property Trust	4.625	06/15/21	182,772
1,250,000		Camden Property Trust	2.950	12/15/22	1,175,918
725,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	722,970
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,084,146
136

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Developers Diversified Realty Corp	7.875%	09/01/20	$621,006
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,445
225,000		Federal Realty Investment Trust	3.000	08/01/22	217,967
975,000		Federal Realty Investment Trust	2.750	06/01/23	911,195
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	221,547
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	142,747
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	309,486
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,983,074
700,000		Kilroy Realty LP	3.800	01/15/23	682,369
325,000		Liberty Property LP	4.125	06/15/22	329,634
500,000		Mid-America Apartments LP	4.300	10/15/23	504,421
300,000		National Retail Properties, Inc	5.500	07/15/21	335,050
525,000		National Retail Properties, Inc	3.300	04/15/23	495,286
150,000		Regency Centers LP	5.250	08/01/15	158,242
25,000		Regency Centers LP	5.875	06/15/17	27,997
25,000		Simon Property Group LP	5.250	12/01/16	27,515
825,000		Simon Property Group LP	2.800	01/30/17	859,894
1,000,000	g	Simon Property Group LP	1.500	02/01/18	985,966
210,000		Simon Property Group LP	10.350	04/01/19	284,216
1,000,000	g	Trust F	5.250	12/15/24	997,500
185,000		Ventas Realty LP	3.125	11/30/15	191,977
575,000		Ventas Realty LP	2.000	02/15/18	573,686
450,000		Ventas Realty LP	2.700	04/01/20	438,019
1,140,000		Ventas Realty LP	3.250	08/15/22	1,098,538
450,000		Weingarten Realty Investors	3.500	04/15/23	424,753
400,000		Weingarten Realty Investors	4.450	01/15/24	403,830
		TOTAL REAL ESTATE			16,581,421

RETAILING - 1.1%
907,000		Amerigas Partners LP	6.500	05/20/21	968,222
750,000		Asbury Automotive Group, Inc	8.375	11/15/20	840,000
4,500,000		AutoNation, Inc	5.500	02/01/20	4,882,500
810,000	g	Continental Rubber of America Corp	4.500	09/15/19	858,600
2,100,000		Ferrellgas LP	6.500	05/01/21	2,199,750
550,000	g	Ferrellgas LP	6.750	01/15/22	573,375
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	877,049
1,500,000		Home Depot, Inc	2.250	09/10/18	1,516,718
1,000,000		Home Depot, Inc	4.875	02/15/44	1,063,087
1,000,000		L Brands, Inc	5.625	10/15/23	1,037,500
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,140,000
625,000		Limited Brands, Inc	6.625	04/01/21	702,344
810,000		Limited Brands, Inc	5.625	02/15/22	855,563
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,224,788
700,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	655,432
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	690,754
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	313,566
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	344,433
150,000		QVC, Inc	5.125	07/02/22	155,610
300,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	319,125
3,000,000		Wal-Mart Stores, Inc	1.125	04/11/18	2,941,074
725,000	g	WEX, Inc	4.750	02/01/23	681,500
		TOTAL RETAILING			25,840,990
137

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SOFTWARE & SERVICES - 0.9%
$1,550,000	g	Activision Blizzard, Inc	5.625%	09/15/21	$1,658,500
200,000	g	Activision Blizzard, Inc	6.125	09/15/23	217,750
3,805,000	g	Audatex North America, Inc	6.000	06/15/21	4,061,838
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	1,289,313
3,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	3,138,255
3,500,000		International Business Machines Corp	0.750	05/11/15	3,516,594
950,000		International Business Machines Corp	1.250	02/06/17	954,800
1,225,000		NCR Corp	4.625	02/15/21	1,231,125
2,350,000	g	NCR Escrow Corp	5.875	12/15/21	2,473,375
1,100,000		Oracle Corp	1.200	10/15/17	1,091,354
		TOTAL SOFTWARE & SERVICES			19,632,904

TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
162,000		Brocade Communications Systems, Inc	6.875	01/15/20	173,137
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,006
1,775,000		Cisco Systems, Inc	2.125	03/01/19	1,767,059
1,000,000		Flextronics International Ltd	4.625	02/15/20	1,008,750
5,950,000		General Electric Co	0.850	10/09/15	5,976,918
75,000		General Electric Co	5.250	12/06/17	84,992
475,000		General Electric Co	2.700	10/09/22	460,373
4,600,000		General Electric Co	4.500	03/11/44	4,671,360
1,000,000		Hewlett-Packard Co	3.300	12/09/16	1,051,746
1,700,000		Hewlett-Packard Co	2.750	01/14/19	1,711,242
575,000		Hewlett-Packard Co	3.750	12/01/20	584,088
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,228,150
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,177,476
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,142,092
550,000		Nokia Oyj	5.375	05/15/19	578,875
1,575,000	g	NXP BV	3.750	06/01/18	1,582,875
500,000		Scientific Games Corp	8.125	09/15/18	532,500
564,000		Scientific Games Corp	9.250	06/15/19	597,840
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,009,586
800,000		Tyco Electronics Group S.A.	2.375	12/17/18	791,652
1,325,000	g	WESCO Distribution, Inc	5.375	12/15/21	1,354,812
525,000		Xerox Corp	8.250	05/15/14	529,403
1,000,000		Xerox Corp	4.250	02/15/15	1,030,347
3,000,000		Xerox Corp	2.950	03/15/17	3,118,974
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			35,264,253

TELECOMMUNICATION SERVICES - 2.8%
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	992,289
550,000		American Tower Corp	3.500	01/31/23	520,102
1,975,000		AT&T, Inc	1.400	12/01/17	1,954,122
1,200,000		AT&T, Inc	2.625	12/01/22	1,115,749
1,500,000	g	B Communications Ltd	7.375	02/15/21	1,575,000
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,490,625
1,000,000		Citizens Communications Co	7.125	03/15/19	1,107,500
900,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	951,750
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	767,143
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	427,506
138

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000	g	ENTEL Chile S.A.	4.875%	10/30/24	$756,100
925,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	1,015,187
2,550,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	2,499,000
500,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	530,000
160,000	g	Lynx I Corp	5.375	04/15/21	165,200
780,000	g	Lynx II Corp	6.375	04/15/23	826,800
1,750,000	g	Oi S.A.	5.750	02/10/22	1,675,625
750,000	g	Qtel International Finance Ltd	3.875	01/31/28	680,625
175,000	g	SES	3.600	04/04/23	169,612
725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	720,576
1,325,000	g	Sprint Corp	7.250	09/15/21	1,444,250
675,000		Sprint Nextel Corp	6.000	11/15/22	687,656
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,048,597
1,150,000		Telefonica Emisiones SAU	4.570	04/27/23	1,174,432
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	557,272
1,000,000		T-Mobile USA, Inc	6.464	04/28/19	1,070,000
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,228,750
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,801,127
4,100,000		Verizon Communications, Inc	3.650	09/14/18	4,364,581
975,000		Verizon Communications, Inc	2.550	06/17/19	980,630
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,621,906
6,500,000		Verizon Communications, Inc	5.150	09/15/23	7,113,073
975,000		Verizon Communications, Inc	4.150	03/15/24	990,549
1,000,000		Verizon Communications, Inc	6.400	09/15/33	1,187,247
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,088,417
4,875,000		Verizon Communications, Inc	6.550	09/15/43	5,932,558
2,000,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	2,110,000
1,500,000		Windstream Corp	7.750	10/01/21	1,612,500
1,425,000		Windstream Corp	6.375	08/01/23	1,389,375
		TOTAL TELECOMMUNICATION SERVICES			59,343,431

TRANSPORTATION - 1.1%
655,000	g	Asciano Finance Ltd	5.000	04/07/18	703,351
750,000	g	Bombardier, Inc	7.500	03/15/18	845,625
600,000	g	Bombardier, Inc	7.750	03/15/20	672,000
600,000	g	Bombardier, Inc	6.125	01/15/23	606,000
225,000		Bristow Group, Inc	6.250	10/15/22	238,500
1,000,000	g	DP World Ltd	6.850	07/02/37	1,081,500
1,942,000	g	Embraer Overseas Ltd	5.696	09/16/23	2,014,825
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,054,114
1,063,000		GATX Corp	1.250	03/04/17	1,056,975
2,115,000		GATX Corp	2.375	07/30/18	2,110,087
1,200,000		GATX Corp	2.500	07/30/19	1,185,733
1,000,000		GATX Corp	5.200	03/15/44	1,028,083
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	2,767,590
1,000,000		Hertz Corp	4.250	04/01/18	1,030,000
500,000		Hertz Corp	7.500	10/15/18	532,500
350,000		Hertz Corp	5.875	10/15/20	373,189
1,000,000		Hertz Corp	7.375	01/15/21	1,100,000
750,000		Hertz Corp	6.250	10/15/22	802,500
1,400,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	1,320,645
750,000	g	Kansas City Southern Railway	4.300	05/15/43	679,908
139

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$375,000		Northrop Grumman Corp	1.750%	06/01/18	$368,887
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,110,350
665,000	g	Transnet SOC Ltd	4.000	07/26/22	611,474
525,000		United Parcel Service, Inc	3.625	10/01/42	467,418
		TOTAL TRANSPORTATION			25,761,254

UTILITIES - 3.2%
750,000	g	Abu Dhabi National Energy Co	5.875	10/27/16	831,600
1,750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	1,872,500
1,000,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,013,950
213,000		AES Corp	8.000	10/15/17	252,139
425,000		AES Corp	4.875	05/15/23	405,875
625,000		AGL Capital Corp	4.400	06/01/43	611,289
825,000		Alabama Power Co	3.550	12/01/23	831,408
365,000		Alliant Energy Corp	4.000	10/15/14	371,594
1,000,000		American Water Capital Corp	3.850	03/01/24	1,014,178
250,000		Atmos Energy Corp	8.500	03/15/19	319,005
525,000		Atmos Energy Corp	4.150	01/15/43	503,992
925,000		Black Hills Corp	4.250	11/30/23	952,724
600,000	g	Calpine Corp	7.500	02/15/21	655,500
563,000	g	Calpine Corp	7.875	01/15/23	630,560
250,000		Carolina Power & Light Co	5.300	01/15/19	284,368
275,000		Carolina Power & Light Co	5.700	04/01/35	318,454
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	352,681
2,050,000	g	CEZ AS.	4.250	04/03/22	2,084,132
750,000	g	China Resources Gas Group Ltd	4.500	04/05/22	745,300
750,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	660,511
1,000,000		CMS Energy Corp	5.050	03/15/22	1,112,284
500,000		CMS Energy Corp	4.700	03/31/43	497,953
1,025,000	g	Colbun S.A.	6.000	01/21/20	1,125,578
1,000,000	g	Comision Federal de Electricidad	4.875	05/26/21	1,042,500
800,000	g	Comision Federal de Electricidad	4.875	01/15/24	812,000
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,022,399
200,000		Commonwealth Edison Co	5.900	03/15/36	242,712
200,000		Connecticut Light & Power Co	5.500	02/01/19	228,573
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	681,817
1,000,000		Consumers Energy Co	3.375	08/15/23	1,001,617
550,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	542,756
625,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	637,320
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	217,773
1,000,000		Duke Energy Corp	3.950	09/15/14	1,015,961
1,000,000		Duke Energy Corp	2.100	06/15/18	1,003,133
825,000		Duke Energy Ohio, Inc	3.800	09/01/23	854,440
1,250,000	g,i	Electricite de France	5.625	12/30/49	1,260,162
1,000,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	1,070,000
200,000	g	Eskom Holdings Ltd	5.750	01/26/21	204,000
975,000		Florida Power & Light Co	2.750	06/01/23	941,553
2,000,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	2,080,000
250,000		Indiana Michigan Power Co	7.000	03/15/19	300,372
125,000		Integrys Energy Group, Inc	4.170	11/01/20	130,917
375,000	g	Israel Electric Corp Ltd	6.700	02/10/17	408,000
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,637,500
140

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	g	Israel Electric Corp Ltd	7.250%	01/15/19	$558,125
100,000	g	Kansas Gas & Electric	6.700	06/15/19	120,294
1,075,000	g	KazMunayGas National Co JSC	4.400	04/30/23	1,013,187
1,000,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	953,171
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,524,972
350,000		LG&E and KU Energy LLC	3.750	11/15/20	359,672
5,000,000	g	MidAmerican Energy Holdings Co	2.000	11/15/18	4,927,789
400,000	g	MidAmerican Energy Holdings Co	5.150	11/15/43	426,198
1,000,000		Nevada Power Co	5.450	05/15/41	1,155,487
750,000		NiSource Finance Corp	4.800	02/15/44	718,296
1,500,000		Northeast Utilities	1.450	05/01/18	1,455,685
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,650,000
500,000		NRG Energy, Inc	6.625	03/15/23	518,750
1,300,000		NSTAR Electric Co	4.400	03/01/44	1,305,138
750,000		NTPC Ltd	5.625	07/14/21	780,590
500,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	497,940
300,000		ONEOK Partners LP	3.375	10/01/22	289,243
325,000		Pacific Gas & Electric Co	8.250	10/15/18	404,594
1,375,000		Pacific Gas & Electric Co	3.850	11/15/23	1,386,591
350,000		PacifiCorp	2.950	02/01/22	345,542
250,000		Pepco Holdings, Inc	2.700	10/01/15	255,613
500,000		PG&E Corp	5.750	04/01/14	500,000
50,000		Potomac Electric Power Co	7.900	12/15/38	74,730
500,000		PPL Capital Funding, Inc	4.200	06/15/22	518,439
275,000		Progress Energy, Inc	7.050	03/15/19	329,209
550,000		Public Service Co of Colorado	4.750	08/15/41	589,006
400,000		Public Service Co of Oklahoma	5.150	12/01/19	444,861
1,150,000		Public Service Electric & Gas Co	2.375	05/15/23	1,062,142
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,925,000
1,250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,289,063
2,500,000		Sabine Pass LNG LP	7.500	11/30/16	2,762,500
150,000		San Diego Gas & Electric Co	3.000	08/15/21	150,942
2,000,000		Sempra Energy	4.050	12/01/23	2,044,184
1,000,000		Southern California Edison Co	4.650	10/01/43	1,045,137
200,000		Tampa Electric Co	4.100	06/15/42	190,162
750,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	682,500
420,000		Virginia Electric and Power Co	2.950	01/15/22	414,676
225,000		Williams Partners LP	3.800	02/15/15	231,076
575,000		Williams Partners LP	4.500	11/15/23	588,308
1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,050,379
300,000		Xcel Energy, Inc	4.800	09/15/41	308,532
		TOTAL UTILITIES			73,630,803

		TOTAL CORPORATE BONDS			915,047,009
		(Cost $895,399,126)

GOVERNMENT BONDS - 41.6%

AGENCY SECURITIES - 0.2%
750,000		Amber Circle Funding Ltd	3.250	12/04/22	691,020
1,445,422		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,554,402
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	415,615
3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,773,056
		TOTAL AGENCY SECURITIES			5,434,093

141

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOREIGN GOVERNMENT BONDS - 4.6%
$750,000	g	Barbados Government International Bond	7.000%	08/04/22	$663,750
1,500,000	g	Brazil Loan Trust	5.477	07/24/23	1,522,500
1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	967,500
900,000		Brazilian Government International Bond	2.625	01/05/23	796,500
300,000		Brazilian Government International Bond	4.250	01/07/25	290,250
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	1,001,410
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	995,640
1,275,000		Canada Government International Bond	0.875	02/14/17	1,274,312
215,000		Chile Government International Bond	3.875	08/05/20	228,437
260,000		Colombia Government International Bond	4.375	07/12/21	270,400
425,000		Colombia Government International Bond	2.625	03/15/23	382,500
1,375,000		Colombia Government International Bond	4.000	02/26/24	1,361,250
875,000	g	Costa Rica Government International Bond	4.250	01/26/23	809,375
1,350,000	g	Croatia Government International Bond	6.250	04/27/17	1,449,562
270,000	g	Croatia Government International Bond	6.375	03/24/21	290,925
700,000	g	Croatia Government International Bond	5.500	04/04/23	707,350
1,075,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	1,115,313
1,000,000	g	Dominican Republic International Bond	5.875	04/18/24	992,500
500,000		Egypt Government AID Bonds	4.450	09/15/15	529,485
275,000		European Investment Bank	4.875	02/15/36	316,132
500,000		Export Development Canada	2.250	05/28/15	511,280
600,000		Export-Import Bank of Korea	1.250	11/20/15	603,584
550,000		Export-Import Bank of Korea	1.750	02/27/18	543,607
525,000		Export-Import Bank of Korea	5.125	06/29/20	587,025
100,000		Federative Republic of Brazil	6.000	01/17/17	111,100
1,267,000	g	Gabonese Republic	8.200	12/12/17	1,444,380
620,000		Hungary Government International Bond	4.125	02/19/18	629,300
230,000		Hungary Government International Bond	4.000	03/25/19	228,390
1,100,000		Hungary Government International Bond	5.750	11/22/23	1,135,750
250,000		Hungary Government International Bond	5.375	03/25/24	250,500
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,053,750
225,000		Italy Government International Bond	5.375	06/12/17	246,609
180,000		Italy Government International Bond	6.875	09/27/23	218,286
1,160,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	1,153,655
3,000,000		KFW	2.625	01/25/22	2,972,910
4,000,000	g	Kommunalbanken AS.	0.750	11/21/16	3,953,240
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,909,804
4,425,000	g	Korea Housing Finance Corp	1.625	09/15/18	4,269,864
800,000	g	Lithuania Government International Bond	5.125	09/14/17	873,944
9,590,000		Mexican Bonos	8.000	12/07/23	831,301
1,000,000		Mexico Government International Bond	3.500	01/21/21	1,012,500
750,000		Mexico Government International Bond	3.625	03/15/22	750,750
150,000		Mexico Government International Bond	6.750	09/27/34	183,000
250,000		Mexico Government International Bond	4.750	03/08/44	237,500
1,100,000	g	Namibia International Bonds	5.500	11/03/21	1,152,250
3,100,000	g	Nigeria Government International Bond	5.125	07/12/18	3,166,650
3,000,000		North American Development Bank	2.300	10/10/18	2,964,660
1,000,000		North American Development Bank	2.400	10/26/22	934,350
142

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,325,000		Panama Government International Bond	5.200%	01/30/20	$1,466,775
135,000		Peruvian Government International Bond	7.350	07/21/25	173,644
2,250,000		Philippine Government International Bond	4.200	01/21/24	2,323,125
433,000		Poland Government International Bond	5.125	04/21/21	478,140
1,375,000		Poland Government International Bond	3.000	03/17/23	1,285,625
750,000		Province of British Columbia Canada	2.850	06/15/15	772,995
500,000		Province of Ontario Canada	2.950	02/05/15	511,220
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,799,560
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,172,800
620,000		Province of Quebec Canada	4.625	05/14/18	692,298
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,051,180
3,000,000		Province of Quebec Canada	2.750	08/25/21	2,945,520
1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,029,100
750,000	g	Republic of Ghana	8.500	10/04/17	760,313
1,500,000	g	Republic of Latvia	2.750	01/12/20	1,440,375
1,700,000	g	Republic of Serbia	5.250	11/21/17	1,763,750
660,840	g,i	Republic of Serbia	6.750	11/01/24	663,318
188,811	i	Republic of Serbia	6.750	11/01/24	189,519
525,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	549,150
1,000,000		Republic of Turkey	7.500	07/14/17	1,124,120
350,000	g	Romanian Government International Bond	6.750	02/07/22	407,750
775,000	g	Romanian Government International Bond	4.375	08/22/23	760,469
515,000	g	Romanian Government International Bond	4.875	01/22/24	520,150
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	763,125
2,200,000	g	Russian Foreign Bond - Eurobond	3.500	01/16/19	2,178,000
1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	1,059,620
1,125,000	g	Slovenia Government International Bond	4.125	02/18/19	1,163,250
750,000		South Africa Government International Bond	6.875	05/27/19	864,375
400,000		South Africa Government International Bond	5.875	05/30/22	439,080
750,000		South Africa Government International Bond	4.665	01/17/24	742,500
1,125,000		South Africa Government International Bond	5.875	09/16/25	1,209,375
2,000,000	g	Spain Government International Bond	4.000	03/06/18	2,109,820
1,000,000	g	Sri Lanka Government International Bond	6.000	01/14/19	1,046,250
1,460,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,467,300
5,150,000		Turkey Government International Bond	6.750	04/03/18	5,675,300
2,250,000		Turkey Government International Bond	5.625	03/30/21	2,346,750
600,000		Turkey Government International Bond	5.750	03/22/24	620,700
300,000		United Mexican States	5.950	03/19/19	348,750
500,000		United Mexican States	5.125	01/15/20	556,250
882,000		Uruguay Government International Bond	4.500	08/14/24	904,050
1,150,000		Venezuela Government International Bond	5.750	02/26/16	999,062
		TOTAL FOREIGN GOVERNMENT BONDS			102,269,483

MORTGAGE BACKED - 20.9%
237,307	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	252,437
1,047,514	i	FHLMC	2.561	07/01/36	1,119,352
306,513	i	FHLMC	2.255	09/01/36	329,545
176,782	i	FHLMC	2.366	09/01/36	189,980
54,868	i	FHLMC	2.512	02/01/37	58,182
332,400	i	FHLMC	2.486	03/01/37	352,809
26,853	i	FHLMC	6.010	04/01/37	28,442
6,626	i	FHLMC	6.080	05/01/37	6,878
143

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$628,393	i	FHLMC	2.500%	06/01/37	$670,272
206,171	i	FHLMC	2.616	08/01/37	218,800
13,878		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	14,463
284,811		FGLMC	5.500	01/01/19	308,735
46,428		FGLMC	4.500	01/01/20	49,110
318,566		FGLMC	4.500	07/01/20	340,335
88,447		FGLMC	4.500	09/01/20	93,753
101,123		FGLMC	5.000	10/01/20	107,498
69,116		FGLMC	5.500	10/01/20	73,558
17,648		FGLMC	7.000	10/01/20	19,012
78,322		FGLMC	4.500	06/01/21	83,025
142,287		FGLMC	5.500	08/01/21	154,924
45,062		FGLMC	5.000	04/01/23	48,717
55,937		FGLMC	4.500	09/01/24	59,873
34,333		FGLMC	6.500	01/01/29	38,498
2,493		FGLMC	8.000	01/01/31	2,854
553,171		FGLMC	5.500	12/01/33	613,491
681,768		FGLMC	7.000	12/01/33	779,052
404,622		FGLMC	5.000	01/01/34	441,276
209,448		FGLMC	4.500	10/01/34	224,081
296,641		FGLMC	5.500	03/01/35	328,342
246,979		FGLMC	7.000	05/01/35	282,186
43,456		FGLMC	5.000	02/01/36	47,244
2,731		FGLMC	6.500	05/01/36	3,058
212,673		FGLMC	4.000	12/15/37	223,240
342,119		FGLMC	5.000	04/01/38	373,491
334,621		FGLMC	4.500	11/01/40	360,430
2,259,648		FGLMC	4.000	12/01/40	2,349,031
1,150,193		FGLMC	4.000	12/01/40	1,198,219
2,611,094		FGLMC	4.000	12/01/40	2,720,378
385,397		FGLMC	4.500	12/01/40	414,355
3,000,000	h	FGLMC	3.500	04/15/44	3,014,531
4,000,000	h	FGLMC	4.500	04/15/44	4,263,750
8,000,000	h	FGLMC	4.000	05/15/44	8,270,313
5,000,000	h	FGLMC	4.500	05/15/44	5,311,719
2,524,314		Federal National Mortgage Association (FNMA)	4.640	11/01/14	2,539,213
103,164		FNMA	4.962	01/01/15	102,782
20,794		FNMA	6.500	10/01/16	21,505
16,691		FNMA	6.500	11/01/16	17,407
19,771		FNMA	6.500	02/01/18	20,867
34,375		FNMA	6.000	01/01/19	38,224
550,468		FNMA	4.000	02/25/19	576,749
23,936		FNMA	4.500	11/01/20	25,370
26,325		FNMA	4.500	12/01/20	28,270
17,595		FNMA	8.000	03/01/23	19,529
145,508		FNMA	5.500	02/01/24	160,414
97,434		FNMA	4.000	05/01/24	103,158
323,460		FNMA	5.500	07/01/24	356,731
132,020		FNMA	4.500	08/01/24	139,988
600,938		FNMA	5.000	10/01/25	654,352
7,031		FNMA	9.000	11/01/25	8,102
4,050,947		FNMA	3.000	05/01/27	4,169,019
144

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,267,960		FNMA	2.500%	10/01/27	$2,268,544
3,551,395		FNMA	2.500	06/01/28	3,552,214
6,413		FNMA	7.500	01/01/29	7,298
10,000,000	h	FNMA	3.000	04/25/29	10,271,875
5,000,000	h	FNMA	3.500	04/25/29	5,242,187
8,000,000	h	FNMA	4.000	04/25/29	8,458,438
1,000,000	h	FNMA	2.500	05/25/29	996,563
9,000,000	h	FNMA	3.000	05/25/29	9,219,375
221,492		FNMA	7.000	07/01/32	250,029
133,641		FNMA	4.500	03/25/33	139,093
1,953,829		FNMA	3.000	10/01/33	1,950,547
245,331		FNMA	4.500	10/01/33	262,542
9,746,515		FNMA	4.000	11/01/33	10,249,706
404,176		FNMA	5.000	11/01/33	440,032
252,019		FNMA	5.000	11/01/33	278,945
1,976,322		FNMA	4.000	01/01/34	2,078,973
750,848		FNMA	3.500	03/25/34	743,746
262,820		FNMA	5.500	02/01/35	292,030
14,264		FNMA	7.500	06/01/35	15,587
186,506		FNMA	5.500	12/01/35	205,588
287,583	i	FNMA	2.379	07/01/36	310,215
366,755	i	FNMA	2.575	09/01/36	393,046
37,470		FNMA	6.000	09/01/37	41,933
37,179		FNMA	6.000	09/01/37	41,934
127,906		FNMA	6.500	09/01/37	143,484
94,802	i	FNMA	2.400	10/01/37	101,469
1,714,919		FNMA	5.500	12/01/38	1,915,466
1,987,622		FNMA	4.000	02/01/39	2,065,558
19,181,850		FNMA	4.000	04/25/39	20,313,675
524,014		FNMA	5.500	08/01/39	579,754
3,236,705		FNMA	4.500	10/01/40	3,469,653
311,016		FNMA	6.000	10/01/40	347,364
3,032,008	h	FNMA	3.500	03/01/41	3,052,519
278,733	h	FNMA	3.500	11/01/41	280,638
323,215	h	FNMA	3.500	11/01/41	325,402
965,931		FNMA	4.000	12/01/41	1,007,910
957,069	h	FNMA	3.500	01/01/42	964,615
7,000,000		FNMA	3.000	08/25/42	6,584,158
10,138,891		FNMA	3.000	09/01/42	9,798,631
2,502,524	h	FNMA	3.000	10/01/42	2,418,540
1,851,984		FNMA	3.500	10/01/42	1,864,513
466,739		FNMA	3.000	12/01/42	451,075
161,081		FNMA	3.500	12/01/42	160,555
8,993,946		FNMA	3.000	01/01/43	8,692,111
8,796,199		FNMA	3.000	01/01/43	8,423,045
4,115,101		FNMA	3.000	01/01/43	3,976,999
400,348	h	FNMA	3.500	01/01/43	403,056
616,670		FNMA	3.000	02/01/43	595,975
946,985		FNMA	3.000	02/01/43	916,065
299,130		FNMA	3.000	02/01/43	289,091
11,499,424		FNMA	3.000	02/01/43	11,113,506
6,785,191	h	FNMA	3.000	02/01/43	6,557,481
145

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,347,801		FNMA	3.000%	02/01/43	$5,168,366
672,233		FNMA	3.500	02/01/43	670,037
1,253,462		FNMA	3.500	02/01/43	1,264,196
4,021,932	h	FNMA	3.000	03/01/43	3,886,957
2,036,031		FNMA	3.000	03/01/43	1,967,702
7,598,995	h	FNMA	3.000	03/01/43	7,343,974
3,507,125		FNMA	3.000	03/01/43	3,391,433
857,696		FNMA	3.500	03/01/43	854,896
10,944,305		FNMA	3.000	04/01/43	10,479,952
2,146,107		FNMA	3.000	04/01/43	2,074,084
351,360		FNMA	3.000	04/01/43	339,569
1,884,135		FNMA	3.000	05/01/43	1,821,842
9,003,900	h	FNMA	3.000	05/01/43	8,701,730
4,480,870		FNMA	3.000	05/01/43	4,330,492
195,693		FNMA	3.500	05/01/43	197,355
188,772		FNMA	3.500	05/01/43	190,376
318,903		FNMA	3.500	05/01/43	321,613
973,934		FNMA	3.500	06/01/43	970,773
156,521		FNMA	3.500	06/01/43	157,852
268,339		FNMA	3.500	06/01/43	267,469
979,621		FNMA	3.500	06/01/43	976,441
837,776		FNMA	3.500	06/01/43	844,896
317,198		FNMA	3.500	06/01/43	319,889
190,712		FNMA	3.500	06/01/43	192,336
404,152		FNMA	3.500	06/01/43	407,594
435,768		FNMA	3.500	06/01/43	439,475
980,611		FNMA	3.500	07/01/43	977,434
1,153,758		FNMA	3.500	07/01/43	1,163,573
554,943		FNMA	3.500	07/01/43	559,669
150,024		FNMA	3.500	08/01/43	149,536
6,854,077		FNMA	4.000	09/01/43	7,150,006
5,754,084		FNMA	4.000	09/01/43	6,007,839
3,254,830		FNMA	4.000	09/01/43	3,398,975
646,325		FNMA	3.500	10/01/43	644,224
874,105		FNMA	3.500	11/01/43	871,268
1,158,011		FNMA	4.000	12/01/43	1,209,407
1,161,891		FNMA	4.000	12/01/43	1,213,410
398,135		FNMA	3.500	01/01/44	396,838
9,000,000	h	FNMA	3.500	04/25/44	9,053,438
11,000,000	h	FNMA	4.000	04/25/44	11,433,125
15,000,000	h	FNMA	4.500	04/25/44	16,000,782
2,000,000	h	FNMA	5.000	04/25/44	2,180,469
1,000,000	h	FNMA	5.500	04/25/44	1,104,258
19,000,000	h	FNMA	3.500	05/25/44	19,047,500
5,000,000	h	FNMA	4.000	05/25/44	5,178,906
24,000,000	h	FNMA	4.500	05/25/44	25,515,001
18,000,000	h	FNMA	5.000	05/25/44	19,576,407
1,000,000	h	FNMA	5.500	05/25/44	1,102,852
309,484		Government National Mortgage Assocaition (GNMA)	5.000	02/20/44	338,842
15,937		GNMA	7.500	11/15/23	17,813
3,950		GNMA	7.500	08/15/28	4,041
21,719		GNMA	6.500	12/15/28	24,492
146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$57,850		GNMA	6.500%	03/15/29	$65,225
22,666		GNMA	8.500	10/20/30	26,876
6,025		GNMA	7.000	06/20/31	7,132
135,107		GNMA	5.000	02/15/33	147,733
61,940		GNMA	5.500	07/15/33	69,276
638,100		GNMA	5.000	09/15/33	702,642
115,828		GNMA	5.500	11/20/33	129,338
461,746		GNMA	5.500	02/20/35	515,618
156,575		GNMA	5.500	03/20/35	174,843
69,321		GNMA	6.000	10/20/36	78,562
73,523		GNMA	6.000	01/20/37	83,326
106,801		GNMA	6.000	02/20/37	120,990
99,634		GNMA	5.000	04/15/38	108,990
79,182		GNMA	5.500	07/15/38	87,690
152,564		GNMA	5.500	07/20/38	168,593
60,895		GNMA	6.000	08/20/38	69,014
120,662		GNMA	5.000	07/20/39	131,753
15,259,800		GNMA	5.000	07/20/39	16,869,526
5,039,859		GNMA	4.500	01/20/41	5,447,945
335,953		GNMA	5.000	09/20/43	367,531
266,701		GNMA	5.000	03/20/44	292,367
4,000,000	h	GNMA	3.000	04/15/44	3,933,125
21,000,000	h	GNMA	3.500	04/15/44	21,423,280
6,000,000	h	GNMA	4.000	04/15/44	6,301,875
2,000,000	h	GNMA	4.500	04/15/44	2,155,625
9,000,000	h	GNMA	3.500	04/20/44	9,184,218
5,000,000	h	GNMA	4.000	04/20/44	5,253,906
10,000,000	h	GNMA	4.500	04/20/44	10,779,688
		TOTAL MORTGAGE BACKED			475,941,758

MUNICIPAL BONDS - 4.7%
1,000,000		American Municipal Power	6.270	02/15/50	1,137,920
1,000,000		Anaheim City School District	3.324	08/01/21	998,470
1,000,000		Anaheim City School District	3.825	08/01/23	1,002,080
5,000,000		City of New York NY	1.950	03/01/21	4,704,900
5,585,000		County of Palm Beach FL	5.100	11/01/38	5,587,569
7,500,000		Dallas Independent School District	5.049	08/15/33	7,805,175
3,000,000		Denver City & County School District No	4.242	12/15/37	2,816,130
600,000		Grant County Public Utility District No 2	5.630	01/01/27	681,456
2,000,000		Illinois Housing Development Authority	4.105	07/01/27	1,892,880
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,015,130
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,055,050
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	376,245
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	503,410
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	399,336
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	447,403
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	247,668
2,405,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,350,455
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,966,325
5,000,000		New York State Dormitory Authority	4.802	12/01/34	5,267,400
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,498,275
147

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	San Francisco Bay Area Rapid Transit District	3.477%	07/01/27	$1,873,500
5,000,000	State of California	4.988	04/01/39	4,993,550
775,000	State of California	7.625	03/01/40	1,081,799
5,000,000	State of Connecticut	3.517	08/15/21	5,204,300
5,180,000	State of Connecticut	5.295	10/01/29	5,682,460
6,975,000	State of Georgia	4.625	02/01/32	7,187,040
3,000,000	State of Georgia	4.530	02/01/33	3,085,980
5,000,000	State of Illinois	3.650	04/01/20	4,963,050
775,000	State of Illinois	6.725	04/01/35	862,521
3,000,000	State of Illinois	5.520	04/01/38	2,909,880
5,000,000	State of Illinois	4.620	06/15/38	5,096,100
3,000,000	State of Michigan	3.800	05/15/33	2,738,550
5,000,000	Texas A&M University	4.772	05/15/33	5,135,100
1,310,000	Trustees of Boston College	3.519	07/01/21	1,321,449
3,000,000	Trustees of Boston College	3.769	07/01/22	3,037,260
4,000,000	University of California	4.062	05/15/33	3,834,800
2,740,000	Virginia Housing Development Authority	3.668	10/01/27	2,556,009
	TOTAL MUNICIPAL BONDS			106,316,625

U.S. TREASURY SECURITIES - 11.2%
742,500	United States Treasury Bond	4.750	02/15/41	908,403
10,130,000	United States Treasury Bond	4.375	05/15/41	11,709,652
6,372,000	United States Treasury Bond	3.125	02/15/43	5,864,228
8,630,000	United States Treasury Bond	2.875	05/15/43	7,532,367
17,430,000	United States Treasury Bond	3.750	11/15/43	18,045,488
8,000,000	United States Treasury Bond	3.625	02/15/44	8,092,496
200,000	United States Treasury Note	0.250	06/30/14	200,094
1,895,000	United States Treasury Note	0.250	09/30/14	1,896,554
1,500,000	United States Treasury Note	0.250	10/31/14	1,501,524
2,886,000	United States Treasury Note	0.250	11/30/14	2,889,157
2,745,000	United States Treasury Note	0.250	02/28/15	2,747,789
2,887,000	United States Treasury Note	2.500	04/30/15	2,959,738
5,230,000	United States Treasury Note	0.500	06/15/16	5,226,731
6,640,000	United States Treasury Note	0.875	09/15/16	6,676,832
5,585,000	United States Treasury Note	0.625	02/15/17	5,549,658
16,000,000	United States Treasury Note	0.750	03/15/17	15,940,000
530,000	United States Treasury Note	1.750	10/31/18	533,478
13,525,000	United States Treasury Note	1.500	02/28/19	13,389,750
205,000	United States Treasury Note	1.250	10/31/19	197,665
5,000,000	United States Treasury Note	1.375	01/31/20	4,823,440
5,000,000	United States Treasury Note	1.125	04/30/20	4,724,610
7,500,000	United States Treasury Note	1.375	05/31/20	7,183,590
19,485,000	United States Treasury Note	2.000	07/31/20	19,331,244
7,500,000	United States Treasury Note	2.125	08/31/20	7,478,910
10,000,000	United States Treasury Note	2.000	09/30/20	9,881,250
30,000,000	United States Treasury Note	1.750	10/31/20	29,128,140
280,000	United States Treasury Note	2.625	11/15/20	287,219
20,000,000	United States Treasury Note	2.375	12/31/20	20,156,240
12,400,000	United States Treasury Note	2.000	02/28/21	12,164,599
19,000,000	United States Treasury Note	8.000	11/15/21	26,493,125
1,745,000	United States Treasury Note	2.750	02/15/24	1,748,818
	TOTAL U.S. TREASURY SECURITIES			255,262,789

	TOTAL GOVERNMENT BONDS			945,224,748
	(Cost $939,306,676)
148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 10.2%

ASSET BACKED - 5.0%
$481,104	i	Accredited Mortgage Loan Trust	4.330%	06/25/33	$427,054
		Series - 2003 1 (Class A1)
4,059,075	i	Asset Backed Securities Corp Home Equity Loan Trust	0.859	04/25/35	3,986,921
		Series - 2005 HE3 (Class M3)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,147,970
		Series - 2011 5A (Class B)
2,831,288	i	Bear Stearns Asset Backed Securities Trust	0.594	03/25/35	2,798,374
		Series - 2005 AQ1 (Class M1)
3,308,745	i	Bear Stearns Asset Backed Securities Trust	0.554	02/25/36	3,141,951
		Series - 2006 EC2 (Class M1)
470,340	i	Bear Stearns Asset Backed Securities Trust	0.894	11/25/39	462,399
		Series - 2005 SD3 (Class 2A1)
3,299,827	i,m	CCR, Inc	0.599	07/10/17	3,194,645
		Series - 2010 CX (Class C)
1,000,000	g	CCR, Inc	4.750	07/10/22	982,408
		Series - 2012 CA (Class C)
426,270		Centex Home Equity	5.540	01/25/32	427,906
		Series - 2002 A (Class AF6)
2,240,922	i	Conseco Financial Corp	7.300	06/15/25	2,318,635
		Series - 1995 4 (Class B1)
931,537	i	Conseco Financial Corp	7.600	04/15/26	808,091
		Series - 1996 2 (Class M1)
1,079,449	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	1,079,684
		Series - 2002 S4 (Class A5)
2,960,428	i	Countrywide Asset-Backed Certificates	0.624	02/25/36	2,939,068
		Series - 2005 11 (Class MV1)
23,103	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	23,228
		Series - 2007 MX1 (Class A1)
2,905,225	g,i	CV Mortgage Loan Trust 2013-	4.311	12/25/43	2,942,955
		Series - 2013 1 (Class NOTE)
1,025,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	1,138,792
		Series - 2011 LC1A (Class C)
4,223,312	i	FBR Securitization Trust	0.894	11/25/35	4,027,608
		Series - 2005 5 (Class AV24)
2,761,026	i	First Frankin Mortgage Loan Trust	0.394	01/25/36	2,668,973
		Series - 2006 FF1 (Class 2A3)
1,003,790	i	First Franklin Mortgage Loan Asset Backed Certificates	0.814	03/25/35	1,002,499
		Series - 2005 FF2 (Class M2)
1,119,427	i	First Franklin Mortgage Loan Trust	0.889	12/25/34	1,045,935
		Series - 2005 FF1 (Class M1)
3,966,034	i	First Franklin Mortgage Loan Trust	0.354	02/25/36	3,654,542
		Series - 2006 FF2 (Class A4)
448,048	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	447,722
		Series - 2007 1A (Class AF3)
1,437,796	g,i	GMAC Mortgage Corp Loan Trust	0.904	02/25/31	1,372,014
		Series - 2004 VF1 (Class A1)
149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$641,207	i	Greenpoint Mortgage Funding Trust	0.874%	07/25/30	$638,211
		Series - 2005 HE4 (Class 2A4C)
75	i	Greenpoint Mortgage Funding Trust	0.284	04/25/47	75
		Series - 2007 AR2 (Class 1A1)
4,429,201	i	GSR Mortgage Loan Trust	0.344	08/25/46	4,291,741
		Series - 2006 OA1 (Class 2A1)
1,790,690		GSR Mortgage Loan Trust 2005-1F	6.000	01/25/35	1,824,285
		Series - 2005 1F (Class 3A3)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,006,000
		Series - 2014 T1 (Class AT1)
2,800,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	2,800,840
		Series - 2014 T1 (Class DT1)
404,987	i	HSI Asset Securitization Corp Trust	0.514	07/25/35	403,176
		Series - 2005 NC1 (Class 2A3)
5,918,101	i	Lehman XS Trust	0.434	08/25/35	5,723,004
		Series - 2005 2 (Class 1A1)
4,019,048	i	Lehman XS Trust	5.420	01/25/36	3,550,206
		Series - 2005 10 (Class 2A3A)
935,570	i	Lehman XS Trust	0.404	02/25/36	845,808
		Series - 2006 1 (Class 1A1)
1,058,592		Lehman XS Trust	6.500	06/25/46	830,158
		Series - 2006 13 (Class 2A1)
113,154	i	Long Beach Mortgage Loan Trust	0.904	02/25/35	112,841
		Series - 2005 1 (Class M1)
1,000,000	g,i	Longpoint Re Ltd	4.015	05/18/16	1,019,000
		Series - 2013 144A (Class )
1,518,326	i	Morgan Stanley Capital I	0.334	02/25/36	1,502,795
		Series - 2006 NC2 (Class A2C)
10,000,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	9,999,999
		Series - 2014 T1 (Class A1)
1,750,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	2.266	03/15/45	1,749,999
		Series - 2014 T1 (Class D1)
1,300,000	g	New Residential Advance Receivables Trust Advance Receivables Backed 2014-T1	3.649	03/15/45	1,300,000
		Series - 2014 T1 (Class E1)
1,683,451		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,686,408
		Series - 2002 C (Class A1)
4,782,895	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.674	01/25/36	4,754,212
		Series - 2005 WCH1 (Class M2)
1,251,861	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	1,275,152
		Series - 2004 2 (Class AF4)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,033,432
		Series - 2011 1A (Class B1)
187,539	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	193,757
		Series - 2003 RZ5 (Class A7)
100,604	i	Residential Asset Securities Corp	6.489	10/25/30	100,717
		Series - 2001 KS2 (Class AI6)
77,390	i	Residential Asset Securities Corp	0.584	04/25/35	76,697
		Series - 2005 KS3 (Class M3)
150

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$275,327		Residential Funding Mortgage Securities II, Inc	5.500%	08/25/25	$279,354
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,770,350
		Series - 2005 HI3 (Class M5)
162,763		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	163,429
		Series - 2006 HI3 (Class A3)
479,657	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	487,246
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,671,640
		Series - 2006 HI1 (Class M2)
240,798	i	SACO I, Inc	0.714	11/25/35	239,117
		Series - 2005 8 (Class A1)
603,113	i	SACO I, Inc	0.914	11/25/35	599,403
		Series - 2005 8 (Class A3)
1,000,000	g,i	Sanders Re Ltd	4.015	05/05/17	1,012,100
		Series - 2013 144A (Class )
475,485	i	Saxon Asset Securities Trust	6.120	11/25/30	498,865
		Series - 2002 2 (Class AF6)
601,591	i	Securitized Asset Backed Receivables LLC	0.454	10/25/35	587,940
		Series - 2006 OP1 (Class A2C)
289,462	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	296,338
		Series - 2012 2A (Class B)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,498,897
		Series - 2011 A (Class A2)
590,000	g	SLM Student Loan Trust	3.740	02/15/29	618,237
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,574,954
		Series - 2012 A (Class A2)
754,172	i	Soundview Home Equity Loan Trust	0.454	11/25/35	744,547
		Series - 2005 OPT3 (Class A4)
288,792	i	Structured Asset Investment Loan Trust	0.754	05/25/35	288,702
		Series - 2005 4 (Class M1)
4,480,685	g,i	Structured Asset Securities Corp	0.304	07/25/36	4,353,241
		Series - 2006 EQ1A (Class A4)
2,645,149	g,i	Structured Asset Securities Corp	0.374	10/25/36	2,560,020
		Series - 2006 GEL4 (Class A2)
3,527,137	i	Structured Asset Securities Corp Mortgage Loan Trust	0.314	03/25/36	3,355,221
		Series - 2006 BC1 (Class A5)
4,000,000	g,i	Vitality Re IV Ltd	2.765	01/09/17	4,103,600
		Series - 2013 IV B (Class )
455,000	g	Vornado DP LLC	5.280	09/13/28	500,010
		Series - 2010 VNO (Class C)
529,666	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	536,022
		Series - 2006 N1 (Class N1)
124,166	g,i	Wachovia Loan Trust	0.514	05/25/35	116,970
		Series - 2005 SD1 (Class A)
58,226	i	Wells Fargo Home Equity Trust	0.294	07/25/36	57,676
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			129,671,766
151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
OTHER MORTGAGE BACKED - 5.2%
$1,636,051	g	7 WTC Depositor LLC Trust	4.082%	03/13/31	$1,707,238
		Series - 2012 7WTC (Class A)
5,773,876	i	American Home Mortgage Investment Trust 2004-3	1.837	10/25/34	5,687,840
		Series - 2004 3 (Class 4A)
1,125,000	i	Banc of America Commercial Mortgage Trust	5.813	02/10/51	1,154,868
		Series - 2007 4 (Class AJ)
2,174,077	g,i	Banc of America Large Loan, Inc	5.949	02/15/51	2,415,967
		Series - 2010 UB3 (Class A4B3)
3,000,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.118	07/10/45	3,081,024
		Series - 2005 4 (Class B)
5,040,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	5,264,174
		Series - 2007 PW15 (Class AM)
692,055		Citicorp Mortgage Securities, Inc	5.500	07/25/35	674,478
		Series - 2005 4 (Class 1A7)
5,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	5,007,270
		Series - 2007 C3 (Class AJ)
238,524		Countrywide Alternative Loan Trust	5.500	08/25/16	246,880
		Series - 2004 30CB (Class 1A15)
2,429,318		Countrywide Alternative Loan Trust	5.000	04/25/20	2,451,340
		Series - 2005 6CB (Class 2A1)
76,642		Countrywide Alternative Loan Trust	5.500	08/25/34	76,665
		Series - 2004 14T2 (Class A2)
725,249	i	Countrywide Alternative Loan Trust	0.387	07/20/35	621,208
		Series - 2005 24 (Class 4A1)
4,167,749	i	Countrywide Alternative Loan Trust	1.629	09/25/35	3,792,001
		Series - 2005 38 (Class A1)
1,780,968	i	Countrywide Home Loan Mortgage Pass Through Trust	2.527	11/20/34	1,681,893
		Series - 2004 HYB6 (Class A2)
7,308		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	7,299
		Series - 2005 12 (Class 1A5)
285,005		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	283,936
		Series - 2005 17 (Class 1A10)
1,150,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	1,178,643
		Series - 2005 C3 (Class AJ)
91,609	g,i	Credit Suisse Mortgage Capital Certificates	0.335	04/15/22	90,821
		Series - 2007 TF2A (Class A1)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	793,982
		Series - 2006 OMA (Class D)
140,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	150,654
		Series - 2006 C4 (Class AM)
1,870,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,949,924
		Series - 2009 RR1 (Class A3C)
3,548,830	i	Harborview Mortgage Loan Trust	0.376	05/19/35	3,083,068
		Series - 2005 2 (Class 2A1A)
4,100,684	i	Harborview Mortgage Loan Trust	0.486	09/19/35	3,131,590
		Series - 2005 8 (Class 1A2A)
1,531,055	i	HarborView Mortgage Loan Trust	0.376	07/19/47	1,302,246
		Series - 2007 4 (Class 2A1)
489,693	i	Impac CMB Trust	0.814	03/25/35	446,755
		Series - 2004 11 (Class 2A1)
3,121,476	i	Impac CMB Trust	0.404	05/25/35	2,726,653
		Series - 0 4 (Class 1A1B)
152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259%	07/15/46	$337,472
		Series - 2011 C4 (Class C)
2,080,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.884	02/15/51	2,245,337
		Series - 2007 C1 (Class AM)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,581,811
		Series - 2005 LDP2 (Class C)
3,400,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,792,656
		Series - 2007 LD12 (Class AM)
2,596,548	i	JP Morgan Mortgage Acquisition Corp	0.254	10/25/36	2,560,482
		Series - 0 CH2 (Class AV3)
2,444,615	i	JP Morgan Mortgage Trust	2.546	11/25/33	2,445,649
		Series - 2006 A2 (Class 5A3)
330,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	358,930
		Series - 2006 C7 (Class AM)
4,960,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	5,270,412
		Series - 2007 C2 (Class AM)
1,080,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	1,129,622
		Series - 2005 C5 (Class AJ)
1,997,007		Lehman Mortgage Trust	5.500	11/25/35	1,908,691
		Series - 2005 1 (Class 2A4)
1,777,654	i	Merrill Lynch Mortgage Investors, Inc	2.502	12/25/35	1,765,189
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.326	02/12/51	81,608
		Series - 0 C1 (Class AJA)
4,000,000	g,i	Morgan Stanley Capital I	5.811	08/12/41	4,180,388
		Series - 2006 T23 (Class B)
1,040,000	i	Morgan Stanley Capital I	5.832	07/12/44	1,103,458
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I	5.842	07/12/44	1,883,676
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I	5.252	09/15/47	86,029
		Series - 2011 C1 (Class D)
136,168	i	Opteum Mortgage Acceptance Corp	0.554	02/25/35	135,917
		Series - 2005 1 (Class A4)
2,448,235		RALI Trust	4.250	12/26/33	2,534,754
		Series - 2003 QS22 (Class A5)
477,789	i	RALI Trust	0.456	01/25/35	458,970
		Series - 2005 QA1 (Class A1)
690,263		Residential Accredit Loans, Inc	4.350	03/25/34	714,793
		Series - 2004 QS4 (Class A1)
773,991		RFMSI Trust	5.500	03/25/35	797,384
		Series - 2005 S2 (Class A6)
887,424	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	905,363
		Series - 2012 1A (Class A)
402,363	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	407,894
		Series - 0 2A (Class A)
2,380,896	i	Structured Adjustable Rate Mortgage Loan Trust	0.494	08/25/35	2,241,206
		Series - 2005 16XS (Class A1)
3,375,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	3,653,211
		Series - 2007 C30 (Class AM)
5,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.933	05/15/46	5,580,294
		Series - 2007 C34 (Class AJ)
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,095,000	i	Wachovia Bank Commercial Mortgage Trust	5.591%	04/15/47	$1,200,543
		Series - 2007 C31 (Class AM)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	7,201,170
		Series - 2007 C32 (Class B)
1,374,150	i	WaMu Mortgage Pass-Through Certificates	0.504	12/25/45	1,250,398
		Series - 2005 AR19 (Class A1B3)
3,626,021	i	WAMU Mortgage Pass-Through Certificates	0.424	07/25/45	3,354,447
		Series - 0 AR8 (Class 1A1A)
		TOTAL OTHER MORTGAGE BACKED			113,176,171

		TOTAL STRUCTURED ASSETS			242,847,937
		(Cost $236,987,501)

		TOTAL BONDS			2,103,119,694
		(Cost $2,071,693,303)

SHORT-TERM INVESTMENTS - 14.5%

GOVERNMENT AGENCY DEBT - 1.3%
5,000,000		Federal Home Loan Bank (FHLB)	0.055	04/11/14	4,999,924
12,300,000		FHLB	0.088	08/29/14	12,297,441
11,364,000		Federal Home Loan Mortgage Corp (FHLMC)	0.089	08/25/14	11,361,693
		TOTAL GOVERNMENT AGENCY DEBT			28,659,058

TREASURY DEBT - 13.2%
1,100,000	d	United States Treasury Bill	0.047	04/17/14	1,099,977
12,100,000	d	United States Treasury Bill	0.040-0.076	04/24/14	12,099,504
19,000,000	d	United States Treasury Bill	0.045-0.050	05/08/14	18,999,060
7,100,000		United States Treasury Bill	0.050	06/26/14	7,099,404
9,000,000		United States Treasury Bill	0.061	07/10/14	8,999,001
1,000,000		United States Treasury Bill	0.063	07/17/14	999,874
55,700,000	d	United States Treasury Bill	0.063-0.108	07/24/14	55,692,480
34,000,000		United States Treasury Bill	0.050	08/14/14	33,992,350
60,800,000	d	United States Treasury Bill	0.071-0.106	08/21/14	60,786,198
13,000,000		United States Treasury Bill	0.080	09/04/14	12,996,763
43,000,000	d	United States Treasury Bill	0.091-0.096	09/18/14	42,988,304
10,000,000		United States Treasury Bill	0.073	11/13/14	9,995,760
35,000,000	d	United States Treasury Note	1.250	04/15/14	35,016,104
		TOTAL TREASURY DEBT			300,764,779

		TOTAL SHORT-TERM INVESTMENTS			329,423,837
		(Cost $329,397,213)

		TOTAL INVESTMENTS - 110.7%			2,519,521,948
		(Cost $2,487,695,037)
		OTHER ASSETS & LIABILITIES, NET - (10.7)%			(243,136,987)
		NET ASSETS - 100.0%			$2,276,384,961
154

TIAA-CREF FUNDS - Bond Plus Fund

b	In bankruptcy.
d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities, including those in “Other,” was $375,733,400 or 16.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond.
155

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 16.1%

AUTOMOBILES & COMPONENTS - 0.7%
$11,531,486	i	Allison Transmission, Inc	3.750%	08/23/19	$11,527,335
8,778,467	i	Chrysler Group LLC	3.500	05/24/17	8,773,024
		TOTAL AUTOMOBILES & COMPONENTS			20,300,359

CAPITAL GOODS - 0.7%
11,032,560	i	FMG Resources August 2006 Pty Ltd	4.250	06/28/19	11,112,105
7,815,725	i	Generac Power Systems, Inc	3.500	05/31/20	7,809,863
		TOTAL CAPITAL GOODS			18,921,968

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
14,775,000	i	Pilot Corp	4.250	08/07/19	14,839,714
9,950,000	i	Pitney Bowes Management	7.500	10/01/19	9,999,750
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			24,839,464

CONSUMER DURABLES & APPAREL - 1.3%
15,725,000	h	Capital Safety North America	4.000	03/26/21	15,693,550
9,500,000	h	Capital Safety North America	6.500	03/26/22	9,553,485
8,000,000	h,i	PVH Corp	3.250	02/13/20	8,012,720
2,500,000	i	PVH Corp	3.250	02/13/20	2,503,975
		TOTAL CONSUMER DURABLES & APPAREL			35,763,730

CONSUMER SERVICES - 2.8%
8,358,000	i	Boyd Gaming Corp	4.000	08/14/20	8,362,179
2,220,654	i	Burger King Corp	3.750	09/28/19	2,233,423
4,189,500	i	CityCenter Holdings LLC	5.000	10/16/20	4,219,622
9,157,895	i	Hilton Worldwide	3.500	10/26/20	9,168,518
5,805,000	h,i	La Quinta Intermediate Holdings LLC	4.000	02/19/21	5,801,401
12,468,750	i	Marina District Finance Co, Inc	6.750	08/15/18	12,634,958
5,332,500	i	MGM Resorts International	3.500	12/20/19	5,317,516
11,767,045	i	Peninsula Gaming LLC	4.250	11/20/17	11,786,461
19,927,556	i	Spin Holdco, Inc	4.250	11/14/19	19,892,683
		TOTAL CONSUMER SERVICES			79,416,761

DIVERSIFIED FINANCIALS - 0.7%
20,300,000	h	TransUnion LLC	4.000	03/10/21	20,333,901
		TOTAL DIVERSIFIED FINANCIALS			20,333,901

ENERGY - 0.6%
16,702,757	i	Arch Coal, Inc	6.250	05/16/18	16,447,539
		TOTAL ENERGY			16,447,539

FOOD & STAPLES RETAILING - 0.5%
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,041,260

156

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$11,000,000	i	Rite Aid Corp	4.875%	06/21/21	$11,151,250
		TOTAL FOOD & STAPLES RETAILING			13,192,510

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
11,600,000	h,i	Accellent, Inc	4.500	03/12/21	11,580,628
6,583,377	i	Biomet, Inc	3.654	07/25/17	6,587,788
11,093,333	i	Capsugel Holdings US, Inc	3.500	08/01/18	11,070,259
2,369,063	i	CHS/Community Health Systems	4.250	01/27/21	2,387,281
7,900,000	i	DaVita, Inc	4.000	11/01/19	7,932,469
9,490,476	h,i	HCA, Inc	2.984	05/01/18	9,484,592
3,979,984	i	Kinetic Concepts, Inc	4.000	05/04/18	3,983,964
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			53,026,981

INSURANCE - 0.5%
13,924,279	i	Compass Investors, Inc	4.250	12/27/19	13,967,862
		TOTAL INSURANCE			13,967,862

MATERIALS - 0.3%
8,709,188	i	Tronox Pigments BV	4.500	03/19/20	8,753,866
		TOTAL MATERIALS			8,753,866

MEDIA - 1.1%
20,455,214	h,i	CSC Holdings LLC	2.653	04/17/20	20,181,727
5,191,839	i	MTL Publishing LLC	3.750	06/29/18	5,188,152
4,883,397	i	Univision Communications, Inc	4.000	03/02/20	4,888,817
		TOTAL MEDIA			30,258,696

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
596,124	i	NBTY, Inc	3.500	10/01/17	597,167
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			597,167

RETAILING - 0.5%
13,765,251	i	Academy Ltd	4.500	08/03/18	13,801,454
		TOTAL RETAILING			13,801,454

SOFTWARE & SERVICES - 1.5%
5,000,000	h,i	Activision Blizzard, Inc	3.250	10/12/20	4,995,000
13,300,000	h,i	Asurion LLC	8.500	03/03/21	13,715,625
375,248	i	IMS Health, Inc	3.750	03/17/21	374,377
4,491,162	i	Infor US, Inc	3.750	06/03/20	4,474,321
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	12,255,000
6,211,837	i	P2 Lower Acquisition LLC	5.500	10/22/20	6,246,809
		TOTAL SOFTWARE & SERVICES			42,061,132

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
10,000,000	i	Dell International LLC	4.500	04/29/20	9,927,100
9,992,481	h,i	NXP BV	3.250	01/10/20	9,952,511
19,950,000	i	Scientific Games International, Inc	4.250	10/18/20	19,950,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			39,829,611
157

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TELECOMMUNICATION SERVICES - 0.6%
$6,319,742	h,i	CommScope, Inc	3.250%	01/14/18	$6,311,842
9,975,000	i	Internap Network Services Corp	6.000	11/26/19	10,024,875
2,075,000	h	Presidio, Inc	5.000	03/31/17	2,084,088
		TOTAL TELECOMMUNICATION SERVICES			18,420,805

UTILITIES - 0.2%
4,432,500	i	Calpine Corp	4.000	10/09/19	4,440,833
		TOTAL UTILITIES			4,440,833

		TOTAL BANK LOAN OBLIGATIONS			454,374,639
		(Cost $452,402,338)

BONDS - 80.1%

CORPORATE BONDS - 80.1%

AUTOMOBILES & COMPONENTS - 0.7%
3,975,000	g	Chrysler Group LLC	8.000	06/15/19	4,352,625
5,000,000		Chrysler Group LLC	8.000	06/15/19	5,475,000
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	8,284,000
		TOTAL AUTOMOBILES & COMPONENTS			18,111,625

BANKS - 2.2%
7,925,000	g,i	Credit Agricole S.A.	7.875	12/30/49	8,370,781
10,450,000	i	Fifth Third Bancorp	5.100	12/30/49	9,614,000
3,155,000	g	HBOS plc	6.000	11/01/33	3,272,713
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,938,000
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	4,773,750
9,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	9,687,312
4,500,000		Royal Bank of Scotland Group plc	6.100	06/10/23	4,671,086
9,000,000		Royal Bank of Scotland Group plc	6.000	12/19/23	9,215,577
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	4,060,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	4,300,000
		TOTAL BANKS			60,903,219

CAPITAL GOODS - 2.8%
4,550,000		Access Midstream Partners LP	5.875	04/15/21	4,845,750
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,126,562
2,300,000		Anixter, Inc	5.625	05/01/19	2,449,500
3,350,000		Bombardier, Inc	4.750	04/15/19	3,350,000
9,500,000		Bombardier, Inc	6.000	10/15/22	9,500,000
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	5,775,000
1,800,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	1,939,500
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,894,250
9,250,000	g	Rexel S.A.	5.250	06/15/20	9,458,125
3,375,000	g	Schaeffler Finance BV	7.750	02/15/17	3,830,625
8,275,000	g	Schaeffler Finance BV	8.500	02/15/19	9,236,969
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,764,000
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,786,898
2,250,000		SPX Corp	6.875	09/01/17	2,553,750
14,130,000	g	Stena AB	7.000	02/01/24	14,377,275
		TOTAL CAPITAL GOODS			80,888,204
158

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
$8,575,000		ADT Corp	4.125%	04/15/19	$8,508,038
3,725,000	g	ADT Corp	6.250	10/15/21	3,827,437
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,394,500
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,963,500
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	5,050,000
12,825,000		RR Donnelley & Sons Co	7.875	03/15/21	14,684,625
864,000		RR Donnelley & Sons Co	7.250	05/15/18	1,004,400
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,842,500
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	9,136,563
19,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	21,024,000
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,311,250
4,700,000		United Rentals North America, Inc	8.250	02/01/21	5,258,125
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,167,531
3,334,000		Visant Corp	10.000	10/01/17	3,321,498
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			90,493,967

CONSUMER DURABLES & APPAREL - 2.7%
4,500,000		Beazer Homes USA, Inc	6.625	04/15/18	4,837,500
7,700,000		DR Horton, Inc	3.750	03/01/19	7,719,250
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,851,063
4,750,000		KB Home	8.000	03/15/20	5,391,250
7,000,000		KB Home	4.750	05/15/19	7,052,500
14,250,000		KB Home	7.000	12/15/21	15,336,562
9,500,000		Lennar Corp	4.500	06/15/19	9,666,250
6,150,000		Levi Strauss & Co	6.875	05/01/22	6,749,625
12,403,000		Libbey Glass, Inc	6.875	05/15/20	13,550,277
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,128,500
		TOTAL CONSUMER DURABLES & APPAREL			76,282,777

CONSUMER SERVICES - 2.9%
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,523,145
3,375,000		ARAMARK Corp	5.750	03/15/20	3,564,844
3,727,000		Boyd Gaming Corp	9.000	07/01/20	4,122,994
7,700,000	g	Ceridian HCM Holding, Inc	11.000	03/15/21	8,874,250
2,500,000		DineEquity, Inc	9.500	10/30/18	2,725,000
3,500,000		MGM Resorts International	11.375	03/01/18	4,523,750
2,000,000		MGM Resorts International	5.250	03/31/20	2,060,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,712,187
7,700,000		MGM Resorts International	7.750	03/15/22	8,932,000
15,050,000	g	Penn National Gaming, Inc	5.875	11/01/21	14,786,625
14,435,000	g	Six Flags Entertainment Corp	5.250	01/15/21	14,543,263
6,900,000		Speedway Motorsports, Inc	6.750	02/01/19	7,331,250
		TOTAL CONSUMER SERVICES			82,699,308

DIVERSIFIED FINANCIALS - 6.2%
9,000,000		Ally Financial, Inc	4.750	09/10/18	9,517,500
4,000,000		CIT Group, Inc	5.250	03/15/18	4,300,000
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,237,500
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,232,500
159

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		CIT Group, Inc	3.875%	02/19/19	$5,054,710
4,750,000	i	Citigroup, Inc	5.350	12/30/49	4,405,625
2,000,000		General Motors Acceptance Corp LLC	8.000	11/01/31	2,440,000
3,000,000		General Motors Financial Co, Inc	4.750	08/15/17	3,206,250
3,200,000		General Motors Financial Co, Inc	3.250	05/15/18	3,228,000
7,000,000		GMAC, Inc	8.000	03/15/20	8,435,000
4,000,000		GMAC, Inc	7.500	09/15/20	4,755,000
7,000,000		GMAC, Inc	8.000	11/01/31	8,627,500
7,100,000	g	Icahn Enterprises LP	4.875	03/15/19	7,224,250
15,725,000	g	Icahn Enterprises LP	5.875	02/01/22	15,960,875
16,068,000	g,i	ILFC E-Capital Trust I	5.210	12/21/65	15,184,260
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,619,810
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,820,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,354,164
9,500,000		International Lease Finance Corp	4.625	04/15/21	9,500,000
9,000,000		International Lease Finance Corp	5.875	08/15/22	9,517,500
14,325,000		SLM Corp	5.500	01/15/19	15,148,687
15,350,000		SLM Corp	4.875	06/17/19	15,598,302
10,000,000		SLM Corp	6.125	03/25/24	9,987,500
		TOTAL DIVERSIFIED FINANCIALS			173,354,933

ENERGY - 13.5%
5,000,000		Arch Coal, Inc	7.000	06/15/19	3,862,500
4,700,000		Ashland, Inc	6.875	05/15/43	4,735,250
5,700,000		Atlas Pipeline Partners LP	4.750	11/15/21	5,415,000
17,065,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	17,192,987
8,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	8,480,000
3,500,000		Chaparral Energy, Inc	8.250	09/01/21	3,850,000
7,400,000		Chaparral Energy, Inc	7.625	11/15/22	8,010,500
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	10,525,000
2,000,000		Chesapeake Midstream Partners LP	6.125	07/15/22	2,152,500
5,106,000		Cimarex Energy Co	5.875	05/01/22	5,540,010
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,077,500
8,450,000		Concho Resources, Inc	5.500	04/01/23	8,788,000
1,500,000		Consol Energy Inc	8.250	04/01/20	1,629,375
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	6,410,700
2,000,000	g	Crestwood Midstream Partners LP	6.125	03/01/22	2,090,000
5,000,000		EP Energy LLC	6.875	05/01/19	5,400,000
11,000,000		EP Energy LLC	9.375	05/01/20	12,718,750
6,030,000		EP Energy LLC	7.750	09/01/22	6,768,675
7,500,000		Exterran Partners	6.000	10/01/22	7,377,825
14,900,000		Exterran Partners LP	6.000	04/01/21	14,825,500
2,850,000		Halcon Resources Corp	9.750	07/15/20	3,070,875
13,300,000		Halcon Resources Corp	8.875	05/15/21	13,798,750
6,750,000		Linn Energy LLC	6.500	05/15/19	7,036,875
9,600,000	g	Linn Energy LLC	7.250	11/01/19	10,008,000
2,800,000		Linn Energy LLC	7.750	02/01/21	3,010,000
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,771,200
2,249,000		MarkWest Energy Partners LP	6.250	06/15/22	2,428,920
5,000,000	g	Murphy Oil USA, Inc	6.000	08/15/23	5,162,500
2,800,000		Newfield Exploration Co	6.875	02/01/20	2,982,000
13,900,000	g	Oasis Petroleum, Inc	6.875	03/15/22	15,046,750
160

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$13,500,000	g	Pacific Rubiales Energy Corp	5.375%	01/26/19	$14,006,250
4,750,000		Parker Drilling Co	7.500	08/01/20	5,058,750
1,900,000	g	Parker Drilling Co	6.750	07/15/22	1,957,000
4,800,000		Peabody Energy Corp	6.000	11/15/18	5,034,000
1,000,000		Peabody Energy Corp	6.500	09/15/20	1,032,500
9,500,000		Peabody Energy Corp	6.250	11/15/21	9,523,750
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,426,250
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,851,550
11,391,000		Precision Drilling Trust	6.625	11/15/20	12,188,370
1,000,000		Range Resources Corp	6.750	08/01/20	1,080,000
2,665,000		Range Resources Corp	5.000	08/15/22	2,718,300
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,160,000
5,400,000		Regency Energy Partners LP	6.500	07/15/21	5,791,500
7,140,000		Regency Energy Partners LP	5.875	03/01/22	7,407,750
4,685,000	g	Rockies Express Pipeline LLC	6.000	01/15/19	4,720,137
2,000,000		SandRidge Energy, Inc	8.750	01/15/20	2,155,000
18,170,000		SandRidge Energy, Inc	7.500	03/15/21	19,396,475
7,042,000		SandRidge Energy, Inc	8.125	10/15/22	7,675,780
8,850,000		SESI LLC	7.125	12/15/21	9,867,750
4,000,000		SM Energy Co	6.500	11/15/21	4,320,000
5,795,000		SM Energy Co	6.500	01/01/23	6,186,163
4,350,000		Tesoro Corp	5.375	10/01/22	4,475,063
6,985,000	g	Ultra Petroleum Corp	5.750	12/15/18	7,334,250
30,900,000		Whiting Petroleum Corp	5.000	03/15/19	32,676,750
4,000,000		WPX Energy, Inc	6.000	01/15/22	4,100,000
		TOTAL ENERGY			380,309,280

FOOD & STAPLES RETAILING - 0.6%
15,000,000		Ingles Markets, Inc	5.750	06/15/23	15,000,000
3,800,000		Stater Bros Holdings, Inc	7.375	11/15/18	4,009,000
		TOTAL FOOD & STAPLES RETAILING			19,009,000

FOOD, BEVERAGE & TOBACCO - 1.5%
4,552,000		Del Monte Foods Co	7.625	02/15/19	4,742,615
6,150,000	g	Post Holdings, Inc	6.750	12/01/21	6,511,312
3,150,000	g	Post Holdings, Inc	7.375	02/15/22	3,386,250
12,185,000		Post Holdings, Inc	7.375	02/15/22	13,098,875
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,949,720
7,610,000	g	Sun Merger Sub, Inc	5.250	08/01/18	7,904,888
		TOTAL FOOD, BEVERAGE & TOBACCO			41,593,660

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
2,252,000		Biomet, Inc	6.500	08/01/20	2,425,404
1,625,000		CHS/Community Health Systems	5.125	08/15/18	1,706,250
14,950,000		CHS/Community Health Systems	8.000	11/15/19	16,426,313
5,775,000	g	CHS/Community Health Systems	6.875	02/01/22	6,034,875
3,389,000		Endo Health Solutions	7.000	07/15/19	3,651,647
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,368,746
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,387,500
575,000		HCA Holdings, Inc	6.250	02/15/21	615,537
705,000		HCA Holdings, Inc	7.750	05/15/21	777,262
10,000,000		HCA, Inc	6.500	02/15/20	11,200,000
161

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$13,600,000		HCA, Inc	7.500%	02/15/22	$15,538,000
1,800,000		HCA, Inc	5.875	03/15/22	1,939,500
5,000,000		HCA, Inc	5.875	05/01/23	5,143,750
900,000		HCA, Inc	7.500	11/06/33	922,500
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	10,568,500
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	9,300,000
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,915,075
6,075,000	g	LifePoint Hospitals, Inc	5.500	12/01/21	6,302,813
2,500,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	2,462,653
5,000,000	g	Tenet Healthcare Corp	5.000	03/01/19	4,993,750
4,450,000	g	Tenet Healthcare Corp	6.000	10/01/20	4,761,500
4,225,000		Tenet Healthcare Corp	4.375	10/01/21	4,077,125
17,400,000		Tenet Healthcare Corp	8.125	04/01/22	19,444,500
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,575,000
7,375,000	g	VPII Escrow Corp	7.500	07/15/21	8,296,875
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			156,835,075

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,668,000
4,000,000		Reynolds Group Issuer, Inc	8.500	05/15/18	4,195,000
17,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	17,938,437
5,000,000		Reynolds Group Issuer, Inc	6.875	02/15/21	5,400,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			32,201,437

INSURANCE - 0.8%
11,200,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	11,928,000
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	11,728,125
		TOTAL INSURANCE			23,656,125

MATERIALS - 4.4%
4,750,000		ArcelorMittal	5.750	08/05/20	5,046,875
4,750,000		ArcelorMittal	6.000	03/01/21	5,064,687
4,750,000		ArcelorMittal	6.750	02/25/22	5,213,125
3,700,000		ArcelorMittal	7.500	10/15/39	3,824,875
5,700,000		ArcelorMittal	7.250	03/01/41	5,721,375
3,700,000	g	Belden, Inc	5.500	09/01/22	3,746,250
3,750,000	g	Cemex Finance LLC	6.000	04/01/24	3,759,375
5,939,000	g	CommScope, Inc	8.250	01/15/19	6,428,967
2,000,000		Crown Americas LLC	6.250	02/01/21	2,165,000
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,400,000
600,000		Greif, Inc	7.750	08/01/19	687,000
7,200,000		Hexion US Finance Corp	8.875	02/01/18	7,488,000
18,710,000		Hexion US Finance Corp	6.625	04/15/20	19,364,850
4,500,000		Hexion US Finance Corp	9.000	11/15/20	4,455,000
3,890,000	g	INEOS Group Holdings S.A.	5.875	02/15/19	3,972,663
2,500,000		Lafarge S.A.	7.125	07/15/36	2,675,000
10,500,000		Rosetta Resources, Inc	5.625	05/01/21	10,736,250
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,882,175
2,000,000	g	Sappi Papier Holding GmbH	7.750	07/15/17	2,225,000
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,438,000
800,000		Steel Dynamics, Inc	6.125	08/15/19	870,000
650,000		Steel Dynamics, Inc	6.375	08/15/22	706,875
162

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,940,000		Tronox Finance LLC	6.375%	08/15/20	$7,130,850
		TOTAL MATERIALS			125,002,192

MEDIA - 7.4%
1,825,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	2,103,312
15,000,000	g	AMC Entertainment, Inc	5.875	02/15/22	15,262,500
12,345,000		Cablevision Systems Corp	5.875	09/15/22	12,591,900
7,500,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	7,687,500
5,375,000		CCO Holdings LLC	8.125	04/30/20	5,885,625
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,425,500
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,094,750
5,950,000		CCO Holdings LLC	5.125	02/15/23	5,726,875
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,108,750
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	14,158,800
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	1,008,150
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,133,113
3,705,000		DISH DBS Corp	4.625	07/15/17	3,945,825
13,900,000		DISH DBS Corp	4.250	04/01/18	14,508,125
8,000,000		DISH DBS Corp	6.750	06/01/21	8,960,000
2,000,000		DISH DBS Corp	5.875	07/15/22	2,135,000
2,000,000		DISH DBS Corp	5.000	03/15/23	2,015,000
9,075,000		Lamar Media Corp	5.875	02/01/22	9,619,500
5,500,000		Lamar Media Corp	5.000	05/01/23	5,500,000
8,000,000		Nielsen Finance LLC	4.500	10/01/20	8,060,000
9,500,000	g	PNK Finance Corp	6.375	08/01/21	9,880,000
4,400,000		Regal Entertainment Group	5.750	03/15/22	4,532,000
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,734,750
11,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	11,998,500
10,638,000		Starz LLC	5.000	09/15/19	10,983,735
2,000,000	g	Unitymedia Hessen GmbH & Co KG	7.500	03/15/19	2,170,000
7,400,000	g	Unitymedia Hessen GmbH & Co KG	5.500	01/15/23	7,548,000
5,193,000	g	Univision Communications, Inc	7.875	11/01/20	5,738,265
2,000,000	g	Univision Communications, Inc	8.500	05/15/21	2,215,000
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,628,700
6,025,000	g	Univision Communications, Inc	5.125	05/15/23	6,160,563
2,850,000	g	WideOpenWest Finance LLC	10.250	07/15/19	3,234,750
2,700,000		WideOpenWest Finance LLC	10.250	07/15/19	3,064,500
		TOTAL MEDIA			209,818,988

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
6,675,000	g,o	Capsugel S.A.	7.000	05/15/19	6,875,250
2,577,000		Endo Health Solutions, Inc	7.250	01/15/22	2,789,603
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,346,875
5,800,000	g	Forest Laboratories, Inc	4.375	02/01/19	6,104,500
2,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	2,165,000
14,200,400	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	15,336,432
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	2,047,250
1,950,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	2,047,500
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	11,050,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			49,762,410
163

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
RETAILING - 3.2%
$4,000,000		AmeriGas Finance LLC	7.000%	05/20/22	$4,370,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	5,375,000
12,500,000		Asbury Automotive Group, Inc	8.375	11/15/20	14,000,000
2,000,000		AutoNation, Inc	6.750	04/15/18	2,305,000
4,166,000		AutoNation, Inc	5.500	02/01/20	4,520,110
6,580,000		Ferrellgas LP	6.500	05/01/21	6,892,550
3,150,000	g	Ferrellgas LP	6.750	01/15/22	3,283,875
10,838,000		Ferrellgas Partners LP	8.625	06/15/20	11,515,375
8,750,000	g	Guitar Center, Inc	6.500	04/15/19	8,695,313
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,045,500
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,287,500
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,137,500
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,123,750
12,275,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	13,057,531
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,512,500
4,325,000	g	WEX, Inc	4.750	02/01/23	4,065,500
		TOTAL RETAILING			90,187,004

SOFTWARE & SERVICES - 2.5%
8,400,000	g	Activision Blizzard, Inc	5.625	09/15/21	8,988,000
4,450,000	g	Activision Blizzard, Inc	6.125	09/15/23	4,844,937
12,085,000	g	Audatex North America, Inc	6.000	06/15/21	12,900,737
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	13,235,188
5,775,000		Equinix, Inc	4.875	04/01/20	5,904,938
4,800,000	g	IMS Health, Inc	12.500	03/01/18	5,472,000
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,105,000
6,725,000		NCR Corp	4.625	02/15/21	6,758,625
5,350,000	g	NCR Escrow Corp	5.875	12/15/21	5,630,875
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,131,250
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,192,500
		TOTAL SOFTWARE & SERVICES			71,164,050

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
2,625,000		Nokia Oyj	5.375	05/15/19	2,762,813
3,000,000		Nokia OYJ	6.625	05/15/39	3,075,000
2,825,000	g	NXP BV	3.750	06/01/18	2,839,125
9,500,000	g	NXP Funding LLC	5.750	02/15/21	10,117,500
2,500,000		Scientific Games Corp	8.125	09/15/18	2,662,500
5,611,000		Scientific Games Corp	9.250	06/15/19	5,947,660
4,000,000		Scientific Games International, Inc	6.250	09/01/20	4,200,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			31,604,598

TELECOMMUNICATION SERVICES - 9.6%
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,102,500
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,450,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,464,250
7,375,000		CenturyLink, Inc	6.750	12/01/23	7,826,719
3,300,000		CenturyLink, Inc	7.650	03/15/42	3,114,375
3,200,000		Citizens Communications Co	7.125	03/15/19	3,544,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,811,875
8,800,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	9,306,000
14,150,000		Frontier Communications Corp	8.500	04/15/20	16,449,375
164

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,225,000		Frontier Communications Corp	7.125%	01/15/23	$3,345,937
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,225,000
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,510,000
4,837,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	5,308,607
11,050,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	10,829,000
1,800,000	g	Intelsat Luxembourg S.A.	6.750	06/01/18	1,903,500
2,850,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	3,021,000
750,000	g	Lynx I Corp	5.375	04/15/21	774,375
6,800,000	g	Lynx II Corp	6.375	04/15/23	7,208,000
9,724,000		Sprint Capital Corp	6.900	05/01/19	10,672,090
3,507,000		Sprint Capital Corp	6.875	11/15/28	3,401,790
2,050,000		Sprint Capital Corp	8.750	03/15/32	2,255,000
8,075,000	g	Sprint Corp	7.250	09/15/21	8,801,750
14,250,000	g	Sprint Corp	7.125	06/15/24	14,962,500
5,000,000		Sprint Nextel Corp	6.000	12/01/16	5,481,250
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,501,250
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,601,563
8,125,000		Sprint Nextel Corp	6.000	11/15/22	8,277,344
2,850,000		Telecom Italia Capital S.A.	7.175	06/18/19	3,266,813
2,850,000		Telecom Italia Capital S.A.	6.375	11/15/33	2,785,875
2,850,000		Telecom Italia Capital S.A.	6.000	09/30/34	2,657,625
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	5,082,500
2,850,000		T-Mobile USA, Inc	5.250	09/01/18	3,013,875
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	13,291,687
4,750,000		T-Mobile USA, Inc	6.633	04/28/21	5,106,250
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,975,625
6,100,000		T-Mobile USA, Inc	6.731	04/28/22	6,534,625
6,650,000		T-Mobile USA, Inc	6.625	04/01/23	7,049,000
525,000		T-Mobile USA, Inc	6.836	04/28/23	563,062
3,175,000		T-Mobile USA, Inc	6.500	01/15/24	3,325,813
2,750,000	g	Wind Acquisition Finance S.A.	11.750	07/15/17	2,897,813
13,786,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	14,544,230
2,500,000		Windstream Corp	7.875	11/01/17	2,868,750
2,105,000		Windstream Corp	8.125	09/01/18	2,236,563
14,250,000		Windstream Corp	7.750	10/01/21	15,318,750
2,000,000		Windstream Corp	7.500	04/01/23	2,100,000
8,575,000		Windstream Corp	6.375	08/01/23	8,360,625
		TOTAL TELECOMMUNICATION SERVICES			270,128,531

TRANSPORTATION - 2.5%
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,510,000
6,000,000	g	Bombardier, Inc	7.750	03/15/20	6,720,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,903,250
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,676,500
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	18,547,200
8,700,000		Hertz Corp	6.750	04/15/19	9,319,875
5,650,000		Hertz Corp	5.875	10/15/20	6,024,329
2,000,000		Hertz Corp	7.375	01/15/21	2,200,000
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	9,395,313
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,795,500
		TOTAL TRANSPORTATION			69,091,967
165

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTILITIES - 3.8%
$682,000		AES Corp	8.000%	10/15/17	$807,317
11,145,000		AES Corp	7.375	07/01/21	12,705,300
4,797,000	g	Calpine Corp	7.500	02/15/21	5,240,722
11,821,000	g	Calpine Corp	7.875	01/15/23	13,239,520
5,435,000		El Paso Corp	7.750	01/15/32	5,812,885
3,000,000		NRG Energy, Inc	7.625	05/15/19	3,131,250
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,292,500
11,320,000		NRG Energy, Inc	7.875	05/15/21	12,452,000
5,000,000	g	NRG Energy, Inc	6.250	07/15/22	5,150,000
6,750,000		NRG Energy, Inc	6.625	03/15/23	7,003,125
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	8,068,500
8,335,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	8,595,469
4,750,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	4,726,250
7,570,000		Sabine Pass LNG LP	7.500	11/30/16	8,364,850
7,445,000		Sabine Pass LNG LP	6.500	11/01/20	7,817,250
1,055,000		Suburban Propane Partners LP	7.500	10/01/18	1,120,937
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,540,193
		TOTAL UTILITIES			109,068,068

		TOTAL CORPORATE BONDS			2,262,166,418
		(Cost $2,163,775,079)

		TOTAL BONDS			2,262,166,418
		(Cost $2,163,775,079)

SHARES		COMPANY
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
180,000		Regions Financial Corp	6.375	12/31/49	4,313,791
		TOTAL BANKS			4,313,791
		TOTAL PREFERRED STOCKS			4,313,791
		(Cost $4,500,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.4%

GOVERNMENT AGENCY DEBT - 0.7%
$10,000,000		Federal Home Loan Bank (FHLB)	0.070	04/09/14	9,999,844
10,000,000		FHLB	0.065	04/25/14	9,999,567
		TOTAL GOVERNMENT AGENCY DEBT			19,999,411

TREASURY DEBT - 4.7%
8,000,000		United States Treasury Bill	0.048	04/10/14	7,999,905
55,000,000		United States Treasury Bill	0.046-0.050	04/17/14	54,998,813
30,000,000		United States Treasury Bill	0.040-0.055	04/24/14	29,999,090
25,000,000		United States Treasury Bill	0.045	05/08/14	24,998,844
15,000,000		United States Treasury Bill	0.045	05/22/14	14,999,044
		TOTAL TREASURY DEBT			132,995,696

		TOTAL SHORT-TERM INVESTMENTS			152,995,107
		(Cost $152,995,107)
166

TIAA-CREF FUNDS - High-Yield Fund

VALUE
TOTAL INVESTMENTS - 101.8%	$2,873,849,955
(Cost $2,773,672,524)
OTHER ASSETS & LIABILITIES, NET - (1.8)%	(50,585,833)
NET ASSETS - 100.0%	$2,823,264,122

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities, including those in “Other,” was $759,704,889 or 26.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.
167

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 98.0%

U.S. TREASURY SECURITIES - 98.0%
$5,000,000		United States Treasury Bond	3.625%	02/15/44	$5,057,810
49,207,908	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	50,476,537
48,233,209	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	49,212,922
42,528,252	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	44,588,235
44,225,727	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	46,931,104
89,953,472	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	92,385,004
42,090,282	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	45,917,888
38,653,829	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	42,328,958
98,587,235	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	101,367,691
30,986,353	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	34,695,048
33,010,602	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	35,831,985
43,001,500	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	43,989,201
31,807,566	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,511,209
30,934,840	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	34,545,523
34,955,309	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,904,176
41,369,353	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	44,707,984
63,911,109	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	68,874,190
70,653,144	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	75,002,693
69,457,344	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	71,513,907
73,381,670	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	71,891,142
101,707,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	99,625,159
66,876,480	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	64,708,211
45,226,350	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	44,731,664
38,842,613	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	38,976,153
56,896,102	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	66,999,598
40,131,931	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	45,697,106
32,483,398	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	38,561,335
34,638,357	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	38,378,226
36,244,298	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	49,272,420
35,066,820	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	42,584,270
35,551,177	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	50,188,272
12,819,709	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	17,719,248
20,022,466	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	23,973,780
26,451,899	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	31,785,686
44,197,916	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	38,514,329
38,657,400	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	32,369,542
10,035,600	k	United States Treasury Inflation Indexed Bonds	1.375	02/15/44	10,241,019
18,000,000		United States Treasury Note	2.750	11/15/23	18,081,558
		TOTAL U.S. TREASURY SECURITIES			1,785,140,783

		TOTAL GOVERNMENT BONDS			1,785,140,783
		(Cost $1,739,057,438)
168

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.8%
$15,000,000	Federal Home Loan Bank (FHLB)	0.070%	04/09/14	$14,999,767
	TOTAL GOVERNMENT AGENCY DEBT			14,999,767

TREASURY DEBT - 0.4%
7,000,000	United States Treasury Bill	0.055	04/24/14	6,999,754
	TOTAL TREASURY DEBT			6,999,754

	TOTAL SHORT-TERM INVESTMENTS			21,999,521
	(Cost $21,999,521)

	TOTAL INVESTMENTS - 99.2%			1,807,140,304
	(Cost $1,761,056,959)
	OTHER ASSETS & LIABILITIES, NET - 0.8%			13,549,994
	NET ASSETS - 100.0%			$1,820,690,298

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
169

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.5%

CAPITAL GOODS - 0.1%
$483,875	i	TransDigm, Inc	3.750%	02/28/20	$483,875
		TOTAL CAPITAL GOODS			483,875

CONSUMER DURABLES & APPAREL - 0.3%
303,753	i	PVH Corp	3.250	02/13/20	304,236
4,000,000	i	PVH Corp	3.250	02/13/20	4,006,360
		TOTAL CONSUMER DURABLES & APPAREL			4,310,596

CONSUMER SERVICES - 0.7%
900,000	i	ARAMARK Corp	3.250	09/07/19	891,450
4,000,000	i	ARAMARK Corp	3.250	02/24/21	3,959,160
4,987,374	i	MGM Resorts International	3.500	12/20/19	4,973,359
		TOTAL CONSUMER SERVICES			9,823,969

FOOD, BEVERAGE & TOBACCO - 0.1%
1,687,250	i	HJ Heinz Co	3.250	06/07/19	1,690,118
		TOTAL FOOD, BEVERAGE & TOBACCO			1,690,118

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
199,500	i	CHS/Community Health Systems	4.250	01/27/21	201,034
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			201,034

MEDIA - 0.3%
1,000,000	i	CBS Outdoor Americas Capital LLC	3.000	01/31/21	995,630
297,000	i	Univision Communications, Inc	4.000	03/01/20	296,418
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	1,994,660
		TOTAL MEDIA			3,286,708

		TOTAL BANK LOAN OBLIGATIONS			19,796,300
		(Cost $19,897,719)

BONDS - 88.0%

CORPORATE BONDS - 37.2%

BANKS - 10.5%
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,230,650
500,000	g,i	Banco Bradesco S.A.	2.336	05/16/14	500,161
500,000	g	Banco de Credito del Peru	4.750	03/16/16	527,500
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	512,500
7,825,000	g	Banco del Estado de Chile	2.000	11/09/17	7,776,399
1,200,000		Banco do Brasil S.A.	3.875	01/23/17	1,239,000
3,000,000		Bancolombia S.A.	4.250	01/12/16	3,127,500
170

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$788,000	g	Bank Nederlandse Gemeenten	1.375%	09/27/17	$787,047
7,000,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	6,932,030
250,000	g	Bank of Nova Scotia	1.650	10/29/15	254,565
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,952,016
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,026,257
1,000,000		BB&T Corp	3.200	03/15/16	1,043,684
1,000,000		BB&T Corp	1.450	01/12/18	987,580
500,000		BDO Unibank, Inc	4.500	02/16/17	523,750
2,800,000	g	Caixa Economica Federal	2.375	11/06/17	2,702,000
1,000,000	g	Caixa Economica Federal	4.500	10/03/18	1,017,500
4,565,000		Citigroup, Inc	5.000	09/15/14	4,653,401
456,000		Citigroup, Inc	5.500	10/15/14	468,017
6,750,000		Citigroup, Inc	1.300	11/15/16	6,746,504
759,000		Citigroup, Inc	5.500	02/15/17	837,801
1,000,000		Citigroup, Inc	2.250	08/07/15	1,018,264
1,000,000		First Horizon National Corp	5.375	12/15/15	1,063,906
900,000		HSBC USA, Inc	2.375	02/13/15	915,349
5,000,000		Huntington National Bank	1.300	11/20/16	5,015,470
1,550,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	1,559,119
10,000,000		JPMorgan Chase & Co	0.800	04/23/15	10,025,340
3,000,000		JPMorgan Chase & Co	1.350	02/15/17	2,997,564
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,544,650
10,000,000		PNC Bank NA	1.125	01/27/17	9,965,780
10,000,000		Royal Bank of Canada	1.200	01/23/17	10,000,550
9,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	8,821,710
5,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	4,866,700
1,800,000	g	State Bank of India	4.125	08/01/17	1,861,880
300,000	g	State Bank of India	3.250	04/18/18	296,508
1,000,000		SunTrust Bank	1.350	02/15/17	1,000,304
2,200,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,242,130
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	487,500
500,000		Union Bank NA	2.125	06/16/17	509,277
1,000,000		US Bancorp	3.125	04/01/15	1,027,282
500,000		US Bancorp	1.650	05/15/17	506,101
5,000,000		US Bank NA	1.100	01/30/17	5,009,585
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,032,429
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,206,520
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,660,499
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	4,931,435
		TOTAL BANKS			140,411,714

CAPITAL GOODS - 1.8%
475,000		Caterpillar, Inc	1.500	06/26/17	475,313
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,006,962
12,450,000		John Deere Capital Corp	1.050	12/15/16	12,502,987
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,023,197
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,006,972
5,925,000		Pentair Finance S.A.	1.350	12/01/15	5,956,118
1,000,000	g	Schaeffler Finance BV	8.500	02/15/19	1,116,250
500,000		United Technologies Corp	1.800	06/01/17	508,356
		TOTAL CAPITAL GOODS			24,596,155

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000		Waste Management, Inc	2.600	09/01/16	1,035,588
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,035,588

CONSUMER DURABLES & APPAREL - 0.1%
500,000		Hanesbrands, Inc	6.375	12/15/20	546,250
		TOTAL CONSUMER DURABLES & APPAREL			546,250
171

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 0.3%
$1,000,000		DineEquity, Inc	9.500%	10/30/18	$1,090,000
200,000	g	GLP Capital LP	4.375	11/01/18	205,250
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,028,309
1,000,000		Walt Disney Co	0.450	12/01/15	999,172
		TOTAL CONSUMER SERVICES			3,322,731

DIVERSIFIED FINANCIALS - 9.2%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,040,862
550,000		American Express Centurion Bank	0.875	11/13/15	551,979
500,000		American Express Centurion Bank	6.000	09/13/17	574,364
1,150,000		American Express Credit Corp	1.750	06/12/15	1,165,952
1,000,000		American Express Credit Corp	1.300	07/29/16	1,007,785
1,000,000		American Express Credit Corp	2.800	09/19/16	1,042,901
2,675,000		Bank of America Corp	3.750	07/12/16	2,828,831
9,350,000		Bank of America Corp	2.000	01/11/18	9,332,487
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,007,067
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	153,010
500,000		BlackRock, Inc	3.500	12/10/14	510,759
825,000		BlackRock, Inc	1.375	06/01/15	832,768
1,000,000		BNP Paribas S.A.	1.375	03/17/17	999,022
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,105,760
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,264,934
2,400,000		Capital One Financial Corp	1.000	11/06/15	2,403,398
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,022,460
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,798,468
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,375,642
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	953,016
500,000		General Electric Capital Corp	3.750	11/14/14	510,445
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,040,773
5,000,000		General Electric Capital Corp	1.500	07/12/16	5,066,245
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,059,388
2,312,000		General Motors Financial Co, Inc	2.750	05/15/16	2,342,287
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,412,148
10,000,000		Goldman Sachs Group, Inc	3.625	02/07/16	10,472,800
160,000	g	Hyundai Capital America, Inc	3.750	04/06/16	167,225
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	213,465
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,046,315
5,000,000	g	Icahn Enterprises LP	3.500	03/15/17	5,050,000
2,000,000	i	International Lease Finance Corp	1.000	03/06/21	2,000,420
150,000	g	International Lease Finance Corp	6.500	09/01/14	153,188
200,000		International Lease Finance Corp	5.750	05/15/16	215,126
200,000		International Lease Finance Corp	3.875	04/15/18	204,000
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,040,883
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,558,600
1,800,000		Morgan Stanley	1.750	02/25/16	1,823,224
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,005,393
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	996,439
10,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	9,910,700
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	514,387
225,000		State Street Corp	4.300	05/30/14	226,420
1,675,000		State Street Corp	1.350	05/15/18	1,644,458
172

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Toyota Motor Credit Corp	1.000%	02/17/15	$1,006,143
410,000		Toyota Motor Credit Corp	1.250	10/05/17	406,251
750,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	708,900
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,039,361
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,023,276
11,000,000		Wells Fargo & Co	1.250	07/20/16	11,092,301
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,583,759
		TOTAL DIVERSIFIED FINANCIALS			120,505,785

ENERGY - 2.7%
250,000		Apache Corp	1.750	04/15/17	252,374
2,000,000		Ashland, Inc	3.000	03/15/16	2,040,000
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,566,274
2,000,000		Chevron Corp	1.104	12/05/17	1,982,504
350,000		ConocoPhillips	4.600	01/15/15	361,315
625,000		Devon Energy Corp	1.875	05/15/17	629,534
2,450,000		Ecopetrol S.A.	4.250	09/18/18	2,597,000
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,182,302
2,350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	2,423,437
350,000		Marathon Petroleum Corp	3.500	03/01/16	366,656
375,000		Noble Holding International Ltd	3.450	08/01/15	387,286
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,577,047
500,000		Occidental Petroleum Corp	2.500	02/01/16	515,574
1,850,000	i	Petrobras Global Finance BV	1.855	05/20/16	1,829,187
2,300,000		Petrobras Global Finance BV	3.250	03/17/17	2,307,139
975,000		Petrobras International Finance Co	3.875	01/27/16	1,001,266
925,000		Petrobras International Finance Co	3.500	02/06/17	934,992
500,000		Petroleos Mexicanos	4.875	03/15/15	517,500
625,000		Petroleos Mexicanos	3.500	07/18/18	648,438
400,000		Phillips 66	1.950	03/05/15	404,661
1,000,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,026,667
2,400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	2,358,000
100,000		Statoil ASA	2.900	10/15/14	101,331
750,000		Statoil ASA	1.200	01/17/18	735,708
5,000,000		Tesoro Corp	4.250	10/01/17	5,250,000
500,000		Total Capital Canada Ltd	1.450	01/15/18	496,498
750,000		Total Capital International S.A.	1.500	02/17/17	761,255
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,117,424
475,000		Valero Energy Corp	4.500	02/01/15	490,351
		TOTAL ENERGY			35,861,720

FOOD & STAPLES RETAILING - 0.2%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,105,658
1,000,000		CVS Caremark Corp	1.200	12/05/16	1,005,784
		TOTAL FOOD & STAPLES RETAILING			2,111,442

FOOD, BEVERAGE & TOBACCO - 0.9%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	1,999,780
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	719,585
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	519,465
2,000,000		Coca-Cola Co	0.750	03/13/15	2,009,048
600,000		Coca-Cola Co	1.800	09/01/16	614,297
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,095,000
135,000		General Mills, Inc	5.200	03/17/15	140,908
1,650,000		General Mills, Inc	0.875	01/29/16	1,651,335
200,000		Mondelez International, Inc	4.125	02/09/16	211,388
173

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g	Pernod-Ricard S.A.	2.950%	01/15/17	$1,036,348
		TOTAL FOOD, BEVERAGE & TOBACCO			10,997,154

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
1,000,000		Baxter International, Inc	0.950	06/01/16	1,002,776
200,000		Becton Dickinson & Co	1.750	11/08/16	204,457
500,000		Covidien International Finance S.A.	1.350	05/29/15	504,021
600,000		Express Scripts Holding Co	2.100	02/12/15	607,645
655,000		Fresenius Medical Care US Finance, Inc	6.875	07/15/17	740,150
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,095,000
1,000,000		McKesson Corp	1.292	03/10/17	997,507
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,025,418
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	251,484
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,236,388
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,664,846

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,047,872
375,000		Ecolab, Inc	1.450	12/08/17	370,226
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,418,098

INSURANCE - 0.8%
750,000		Aetna, Inc	1.500	11/15/17	748,450
2,575,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	2,531,668
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	725,400
400,000		Principal Financial Group, Inc	1.850	11/15/17	401,129
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,025,776
200,000		Prudential Financial, Inc	2.300	08/15/18	200,399
550,000		UnitedHealth Group, Inc	0.850	10/15/15	552,347
2,425,000		UnitedHealth Group, Inc	1.400	10/15/17	2,418,435
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,575,082
		TOTAL INSURANCE			10,178,686

MATERIALS - 0.8%
40,000		Airgas, Inc	4.500	09/15/14	40,667
675,000		ArcelorMittal	4.250	08/05/15	695,250
250,000		ArcelorMittal	5.000	02/25/17	265,312
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,016,736
300,000		Corning, Inc	1.450	11/15/17	293,972
1,000,000		EI du Pont de Nemours & Co	3.250	01/15/15	1,021,229
1,324,000		Graphic Packaging International, Inc	7.875	10/01/18	1,416,680
2,000,000		International Paper Co	5.300	04/01/15	2,087,332
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	514,061
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,723,229
1,000,000	g	Sociedad Quimica y Minera de Chile S.A.	6.125	04/15/16	1,068,305
1,000,000		Teck Resources Ltd	2.500	02/01/18	1,003,565
		TOTAL MATERIALS			11,146,338

MEDIA - 1.1%
2,000,000		DIRECTV Holdings LLC	2.400	03/15/17	2,043,656
525,000		DISH DBS Corp	4.250	04/01/18	547,969
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,025,000
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,062,500
1,000,000		Lamar Media Corp	7.875	04/15/18	1,042,500
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	613,477
174

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		NBC Universal Media LLC	3.650%	04/30/15	$1,032,519
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,215,784
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,000,000
250,000		Time Warner, Inc	3.150	07/15/15	258,201
1,000,000		Viacom, Inc	1.250	02/27/15	1,006,004
1,000,000		Viacom, Inc	3.500	04/01/17	1,059,290
		TOTAL MEDIA			13,906,900

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,512,801
1,200,000		AbbVie, Inc	1.750	11/06/17	1,203,792
600,000		Johnson & Johnson	2.150	05/15/16	619,144
120,000		Life Technologies Corp	3.500	01/15/16	125,027
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,029,580
3,000,000	g	Mylan, Inc	7.875	07/15/20	3,362,922
1,000,000		NBTY, Inc	9.000	10/01/18	1,075,000
3,275,000	g	Perrigo Co Ltd	1.300	11/08/16	3,268,322
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,196,588

REAL ESTATE - 0.5%
1,560,000		Camden Property Trust	5.000	06/15/15	1,638,073
1,410,000		DDR Corp	5.500	05/01/15	1,475,963
798,000		Duke Realty LP	7.375	02/15/15	843,287
304,000		Kimco Realty Corp	5.783	03/15/16	331,454
1,000,000	g	Mid-America Apartments LP	6.250	06/15/14	1,011,000
300,000	g	PPF Funding, Inc	5.125	06/01/15	311,969
1,000,000		ProLogis LP	5.625	11/15/15	1,073,469
655,000		Ventas Realty LP	3.125	11/30/15	679,701
		TOTAL REAL ESTATE			7,364,916

RETAILING - 0.8%
2,750,000		Home Depot, Inc	2.250	09/10/18	2,780,649
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,042,500
2,212,000		Macy's Retail Holdings, Inc	5.750	07/15/14	2,243,340
1,000,000	g	QVC, Inc	7.500	10/01/19	1,064,049
2,300,000		Target Corp	1.125	07/18/14	2,304,379
		TOTAL RETAILING			10,434,917

SOFTWARE & SERVICES - 0.3%
2,500,000		International Business Machines Corp	0.750	05/11/15	2,511,852
1,050,000		Oracle Corp	1.200	10/15/17	1,041,747
		TOTAL SOFTWARE & SERVICES			3,553,599

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
250,000		Amphenol Corp	4.750	11/15/14	256,249
250,000		CC Holdings GS V LLC	2.381	12/15/17	250,015
1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,002,037
3,000,000		General Electric Co	0.850	10/09/15	3,013,572
2,125,000		Hewlett-Packard Co	2.125	09/13/15	2,166,584
1,000,000		Jabil Circuit, Inc	7.750	07/15/16	1,135,000
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,064,481
725,000	g	NXP BV	3.750	06/01/18	728,625
198,000		Seagate Technology HDD Holdings	6.800	10/01/16	222,750
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,009,586
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	470,043
175

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Xerox Corp	2.950%	03/15/17	$1,039,658
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			12,358,600

TELECOMMUNICATION SERVICES - 1.4%
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,029,000
1,510,000		American Tower Corp	4.625	04/01/15	1,564,334
1,000,000		AT&T, Inc	2.500	08/15/15	1,024,850
1,330,000		AT&T, Inc	1.400	12/01/17	1,315,941
1,825,000		British Telecommunications plc	1.625	06/28/16	1,848,931
1,000,000		France Telecom S.A.	2.125	09/16/15	1,016,473
1,000,000	g	Sprint Nextel Corp	9.000	11/15/18	1,222,500
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,048,597
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,001,878
5,675,000		Verizon Communications, Inc	3.650	09/14/18	6,041,219
		TOTAL TELECOMMUNICATION SERVICES			19,113,723

TRANSPORTATION - 0.3%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	358,869
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,015,024
400,000		Hertz Corp	4.250	04/01/18	412,000
890,000	g	Transnet Ltd	4.500	02/10/16	932,275
		TOTAL TRANSPORTATION			4,718,168

UTILITIES - 2.8%
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	802,500
180,000		Alliant Energy Corp	4.000	10/15/14	183,252
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,136,283
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,039,850
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,046,106
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,971,444
1,000,000		Duke Energy Corp	2.100	06/15/18	1,003,133
2,000,000	g	Electricite de France	1.150	01/20/17	1,996,764
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,945,720
1,000,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	1,040,000
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	598,400
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,743,000
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	205,967
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,524,972
5,000,000	g	MidAmerican Energy Holdings Co	1.100	05/15/17	4,957,590
1,500,000		Northeast Utilities	1.450	05/01/18	1,455,685
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,963,027
500,000		Pepco Holdings, Inc	2.700	10/01/15	511,225
500,000		PG&E Corp	5.750	04/01/14	500,000
2,000,000		Sempra Energy	2.300	04/01/17	2,044,972
450,000		Williams Partners LP	3.800	02/15/15	462,153
5,000,000		Xcel Energy, Inc	0.750	05/09/16	4,986,490
		TOTAL UTILITIES			37,118,533

		TOTAL CORPORATE BONDS			491,562,451
		(Cost $487,583,794)

GOVERNMENT BONDS - 26.3%

AGENCY SECURITIES - 2.3%
12,000,000		Federal Home Loan Bank (FHLB)	0.375	02/19/16	11,993,760
176

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		FHLB	0.625%	12/28/16	$4,972,995
1,000,000		Federal National Mortgage Association (FNMA)	2.500	05/15/14	1,002,937
6,030,004	g	Hospital for Special Surgery	3.500	01/01/23	6,236,755
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,046,878
		TOTAL AGENCY SECURITIES			30,253,325

FOREIGN GOVERNMENT BONDS - 6.7%
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	1,001,410
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,093,812
2,150,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,230,625
2,500,000		European Investment Bank	0.875	04/18/17	2,489,630
225,000		Export-Import Bank of Korea	4.125	09/09/15	235,540
1,750,000		Export-Import Bank of Korea	1.250	11/20/15	1,760,453
500,000		Export-Import Bank of Korea	3.750	10/20/16	532,148
925,000		Export-Import Bank of Korea	1.750	02/27/18	914,249
1,000,000	g	Gabonese Republic	8.200	12/12/17	1,140,000
500,000		Hungary Government International Bond	4.125	02/19/18	507,500
350,000		Hungary Government International Bond	4.000	03/25/19	347,550
2,500,000		Hydro Quebec	1.375	06/19/17	2,509,098
1,250,000		Hydro-Quebec	7.500	04/01/16	1,409,625
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,107,500
2,370,000	g	Indonesia Government International Bond	6.875	03/09/17	2,666,250
20,000,000	g,i	International Finance Facility for Immunisation	0.420	07/05/16	20,004,480
2,300,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	2,287,419
5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	4,999,300
2,500,000		Korea Development Bank	1.000	01/22/16	2,496,428
6,000,000		Korea Development Bank	1.500	01/22/18	5,870,856
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	435,199
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	241,235
400,000	g	Lithuania Government International Bond	5.125	09/14/17	436,972
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,112,500
400,000	g	Nigeria Government International Bond	5.125	07/12/18	408,600
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,112,920
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,048,300
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,336,816
791,000	g	Qatar Government International Bond	4.000	01/20/15	810,775
550,000		Republic of Italy	4.500	01/21/15	566,559
500,000		Republic of Korea	5.750	04/16/14	500,625
1,500,000	g	Republic of Latvia	5.250	02/22/17	1,631,550
425,000	g	Republic of Lithuania	6.750	01/15/15	443,275
2,000,000		Republic of Turkey	7.500	07/14/17	2,248,240
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	713,125
1,600,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,628,000
625,000	g	Slovenia Government International Bond	4.125	02/18/19	646,250
500,000		South Africa Government International Bond	6.500	06/02/14	504,000
7,000,000	g	Spain Government International Bond	4.000	03/06/18	7,384,370
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,453,689
1,000,000		Turkey Government International Bond	7.000	09/26/16	1,097,300
		TOTAL FOREIGN GOVERNMENT BONDS			88,364,173

MORTGAGE BACKED - 2.5%
19,512		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	20,796
114,798		FGLMC	5.500	01/01/19	122,201
113,924		FGLMC	5.500	01/01/19	123,494
1,200,000		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,214,388
1,950,779		FNMA	2.690	10/01/17	2,028,996
177

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,962,209		FNMA	3.000%	10/01/21	$4,115,270
9,385,235		FNMA	2.000	05/25/25	9,554,357
504,574		FNMA	4.500	10/25/28	510,264
4,795,712		FNMA	4.000	02/25/44	5,035,833
2,825,171		Government National Mortgage Association (GNMA)	2.300	10/15/19	2,894,956
310,148		GNMA	1.864	08/16/31	311,335
2,000,000		GNMA	2.610	04/16/35	2,030,238
295,490		GNMA	2.161	11/16/36	297,138
1,744,276		GNMA	2.176	05/16/39	1,758,886
2,857,244		GNMA	2.120	05/16/40	2,878,393
		TOTAL MORTGAGE BACKED			32,896,545

MUNICIPAL BONDS - 0.4%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,050,000
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	517,780
		TOTAL MUNICIPAL BONDS			5,567,780

U.S. TREASURY SECURITIES - 14.4%
29,700,000		United States Treasury Note	1.250	04/15/14	29,711,613
3,800,000		United States Treasury Note	0.250	06/30/14	3,801,782
1,635,000		United States Treasury Note	2.625	06/30/14	1,645,410
1,865,000		United States Treasury Note	2.375	10/31/14	1,889,697
6,680,000		United States Treasury Note	0.250	11/30/14	6,687,308
1,355,000		United States Treasury Note	0.250	01/31/15	1,356,535
5,745,000		United States Treasury Note	0.250	02/28/15	5,750,837
21,460,000		United States Treasury Note	0.250	05/31/15	21,482,640
5,700,000		United States Treasury Note	0.250	02/29/16	5,684,861
35,790,000		United States Treasury Note	0.500	06/15/16	35,767,631
4,600,000		United States Treasury Note	0.625	07/15/16	4,605,750
26,315,000		United States Treasury Note	0.625	08/15/16	26,323,210
15,000,000		United States Treasury Note	0.875	09/15/16	15,083,205
31,455,000		United States Treasury Note	0.625	02/15/17	31,255,953
200		United States Treasury Note	0.750	06/30/17	198
600		United States Treasury Note	0.875	01/31/18	590
480,100		United States Treasury Note	1.500	02/28/19	475,299
		TOTAL U.S. TREASURY SECURITIES			191,522,519

		TOTAL GOVERNMENT BONDS			348,604,342
		(Cost $347,476,316)

STRUCTURED ASSETS - 24.5%

ASSET BACKED - 19.0%
230,520	i	Aames Mortgage Trust	6.453	06/25/32	222,930
		Series - 2002 1 (Class A3)
135,092	i	Accredited Mortgage Loan Trust	0.390	09/25/35	134,156
		Series - 2005 3 (Class A1)
12,711	i	ACE Securities Corp	0.624	08/25/35	12,708
		Series - 2005 HE5 (Class M1)
1,000,000	g	AESOP Funding II	3.270	02/20/18	1,047,645
		Series - 2011 5A (Class A)
1,103,641		Ally Auto Receivables Trust	2.230	03/15/16	1,110,147
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,744,377
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,342,230
		Series - 2011 5 (Class B)
178

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,000,000	g	Ally Master Owner Trust	4.250%	04/15/17	$8,280,296
		Series - 2010 2 (Class A)
2,000,000		Ally Master Owner Trust	1.000	02/15/18	2,006,766
		Series - 2013 1 (Class A2)
1,000,000		Ally Master Owner Trust	1.720	07/15/19	1,004,889
		Series - 2012 4 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	995,990
		Series - 2012 5 (Class A)
5,200,000	g	American Express Credit Account Master Trust	1.290	03/15/18	5,209,537
		Series - 2012 2 (Class C)
904,461		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	906,102
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,034,140
		Series - 2011 5 (Class B)
4,250,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	4,277,795
		Series - 2012 4 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.650	11/20/14	2,022,742
		Series - 2011 2A (Class B)
750,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	750,590
		Series - 2010 4A (Class A)
565,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	593,062
		Series - 2010 3A (Class B)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	3,046,467
		Series - 2012 1A (Class A)
5,600,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	5,738,684
		Series - 2012 1A (Class B)
352,695	i	Bear Stearns Asset Backed Securities Trust	0.894	11/25/39	346,740
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,047,766
		Series - 2010 2A (Class A1)
4,965,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,108,201
		Series - 2011 2A (Class A1)
2,090,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	2,113,318
		Series - 2012 1A (Class A1)
7,500,000		Capital Auto Receivables Asset Trust	0.970	01/22/18	7,508,715
		Series - 2013 1 (Class A4)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,494,256
		Series - 2013 1 (Class B)
10,000,000		Capital Auto Receivables Asset Trust	1.690	10/22/18	10,016,000
		Series - 2014 1 (Class A4)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,019,180
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	158,193
		Series - 2011 1 (Class C)
5,870,000		CarMax Auto Owner Trust	1.730	02/15/18	5,976,593
		Series - 2012 2 (Class B)
2,639,862	i,m	CCR, Inc	0.599	07/10/17	2,555,716
		Series - 2010 CX (Class C)
56,836		Centex Home Equity	5.540	01/25/32	57,054
		Series - 2002 A (Class AF6)
452,236	i	Centex Home Equity	0.799	03/25/34	415,491
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	253,473
		Series - 2004 2 (Class 1M2)
179

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,000,000		Chase Issuance Trust	1.150%	01/15/19	$7,999,920
		Series - 2014 A1 (Class A)
12,000,000		CitiBank Credit Card Issuance Trust	1.020	02/22/19	11,939,172
		Series - 2014 A2 (Class A2)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,079,062
		Series - 2011 C (Class A4)
582,260	i	Credit-Based Asset Servicing and Securitization LLC	4.831	08/25/35	590,597
		Series - 2005 CB5 (Class AF2)
33,253	i	Credit-Based Asset Servicing and Securitization LLC	4.677	04/25/37	33,423
		Series - 2007 CB4 (Class A2A)
214,507	i	CSMC Trust	0.464	11/25/35	212,536
		Series - 2006 CF1 (Class A1)
5,000,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.830	03/15/19	5,019,555
		Series - 2013 AA (Class B)
8,231,468		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	8,225,879
		Series - 2011 A (Class A1)
89,610	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	89,545
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,038,898
		Series - 2011 A (Class B)
5,000,000		Ford Credit Auto Owner Trust	1.150	07/15/18	4,982,615
		Series - 2013 A (Class B)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	2,992,800
		Series - 2013 D (Class B)
6,485,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	6,694,413
		Series - 2010 3 (Class A1)
1,800,000		Ford Credit Floorplan Master Owner Trust	1.490	09/15/19	1,794,559
		Series - 2012 5 (Class A)
2,435,000		GE Capital Credit Card Master Note Trust	4.470	03/15/20	2,637,414
		Series - 2010 2 (Class A)
2,257,164	i	GSR Mortgage Loan Trust	0.344	08/25/46	2,187,113
		Series - 2006 OA1 (Class 2A1)
1,000,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	1,019,107
		Series - 2011 1A (Class B1)
4,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	4,379,958
		Series - 2009 2A (Class A2)
2,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	1,999,088
		Series - 2013 1A (Class A1)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,723,418
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,068,378
		Series - 2011 1A (Class B2)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,006,000
		Series - 2014 T1 (Class AT1)
274,294	i	HSI Asset Securitization Corp Trust	0.514	07/25/35	273,067
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,032,172
		Series - 2011 A (Class B)
8,000,000		Hyundai Auto Receivables Trust	1.350	06/17/19	7,948,184
		Series - 2013 A (Class C)
935,570	i	Lehman XS Trust	0.404	02/25/36	845,808
		Series - 2006 1 (Class 1A1)
75,436	i	Long Beach Mortgage Loan Trust	0.904	02/25/35	75,228
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,038,474
		Series - 2011 A (Class B)
180

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,084,519	i	Morgan Stanley Capital I	0.334%	02/25/36	$1,073,425
		Series - 2006 NC2 (Class A2C)
3,655,000	i	Morgan Stanley Capital I	5.152	08/13/42	3,779,511
		Series - 2005 HQ6 (Class B)
207,444	g	Morgan Stanley Capital I	2.602	09/15/47	210,621
		Series - 2011 C1 (Class A1)
5,000,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	5,000,000
		Series - 2014 T1 (Class A1)
3,188,597	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.674	01/25/36	3,169,475
		Series - 2005 WCH1 (Class M2)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,029,211
		Series - 2011 1A (Class A1)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,033,432
		Series - 2011 1A (Class B1)
122,663	i	Residential Asset Mortgage Products, Inc	0.454	04/25/35	122,295
		Series - 2005 RZ1 (Class A3)
226,042		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	225,932
		Series - 2006 HI2 (Class A3)
211,561		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	212,427
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	524,520
		Series - 2006 HI1 (Class M2)
5,000,000		Santander Drive Auto Receivables Trust	2.090	08/15/16	5,033,920
		Series - 2012 2 (Class B)
3,220,000		Santander Drive Auto Receivables Trust	3.090	05/15/17	3,274,650
		Series - 2011 3 (Class C)
475,485	i	Saxon Asset Securities Trust	6.120	11/25/30	498,865
		Series - 2002 2 (Class AF6)
200,530	i	Securitized Asset Backed Receivables LLC	0.454	10/25/35	195,980
		Series - 2006 OP1 (Class A2C)
1,954,522	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	1,998,004
		Series - 2012 1A (Class A)
1,438,431	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	1,461,782
		Series - 2012 2A (Class A)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,105,651
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,449,721
		Series - 2012 A (Class A2)
247,757	i	Soundview Home Equity Loan Trust	0.454	11/25/35	244,595
		Series - 2005 OPT3 (Class A4)
597,306	i	Structured Asset Investment Loan Trust	1.214	11/25/34	585,208
		Series - 2004 10 (Class A9)
154,023	i	Structured Asset Investment Loan Trust	0.754	05/25/35	153,975
		Series - 2005 4 (Class M1)
2,997,114	g,i	Structured Asset Securities Corp	0.304	07/25/36	2,911,867
		Series - 2006 EQ1A (Class A4)
1,656,308	g,i	Structured Asset Securities Corp	0.374	10/25/36	1,603,003
		Series - 2006 GEL4 (Class A2)
7,000,000	g	Volvo Financial Equipment LLC	0.970	08/15/19	6,996,997
		Series - 2013 1A (Class A4)
35,504	i	Wells Fargo Home Equity Trust	0.294	07/25/36	35,168
		Series - 2006 2 (Class A3)
4,500,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	4,523,985
		Series - 2011 A (Class A)
181

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		World Financial Network Credit Card Master Trust	3.960%	04/15/19	$1,556,828
		Series - 2010 A (Class A)
2,235,000		World Financial Network Credit Card Master Trust	1.760	05/17/21	2,231,019
		Series - 2012 B (Class A)
		TOTAL ASSET BACKED			256,720,400

OTHER MORTGAGE BACKED - 5.5%
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,254,030
		Series - 2007 1 (Class AMFX)
8,750,000	i	Banc of America Commercial Mortgage Trust	5.813	02/10/51	9,712,378
		Series - 2007 4 (Class AM)
2,250,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	2,350,078
		Series - 2007 PW15 (Class AM)
250,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	251,038
		Series - 2012 GC8 (Class A2)
2,660,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,897,865
		Series - 2007 C3 (Class AM)
41,058		Countrywide Alternative Loan Trust	5.500	08/25/34	41,071
		Series - 2004 14T2 (Class A2)
962,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	985,961
		Series - 2005 C3 (Class AJ)
9,000,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	9,684,900
		Series - 2006 C4 (Class AM)
72	i	Greenpoint Mortgage Funding Trust	0.254	09/25/46	72
		Series - 2006 AR4 (Class A1A)
7	i	Greenpoint Mortgage Funding Trust	0.234	10/25/46	7
		Series - 0 AR5 (Class A1A)
489,693	i	Impac CMB Trust	0.814	03/25/35	446,755
		Series - 2004 11 (Class 2A1)
9,514,032		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	10,120,485
		Series - 2006 LDP9 (Class A1A)
2,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,454,071
		Series - 2007 LD12 (Class AM)
1,112,806	i	JP Morgan Mortgage Acquisition Corp	0.254	10/25/36	1,097,349
		Series - 0 CH2 (Class AV3)
785,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	853,818
		Series - 2006 C7 (Class AM)
3,550,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	3,772,170
		Series - 2007 C2 (Class AM)
4,500,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	4,663,138
		Series - 2005 C3 (Class AJ)
2,750,000		Morgan Stanley Bank of America Merrill Lynch Trust	1.868	11/15/45	2,749,596
		Series - 2012 C6 (Class A2)
136,168	i	Opteum Mortgage Acceptance Corp	0.554	02/25/35	135,917
		Series - 2005 1 (Class A4)
169,737		Residential Accredit Loans, Inc	4.350	03/25/34	175,769
		Series - 2004 QS4 (Class A1)
773,991		RFMSI Trust	5.500	03/25/35	797,384
		Series - 2005 S2 (Class A6)
503,046	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	513,214
		Series - 2012 1A (Class A)
309,510	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	313,765
		Series - 0 2A (Class A)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	9,455,052
		Series - 2007 C30 (Class AM)
182

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818%	05/15/46	$1,244,977
		Series - 2007 C34 (Class AM)
560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	613,976
		Series - 2007 C31 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			70,584,836

		TOTAL STRUCTURED ASSETS			327,305,236
		(Cost $326,499,925)

		TOTAL BONDS			1,167,472,029
		(Cost $1,161,560,035)

SHORT-TERM INVESTMENTS - 4.4%

GOVERNMENT AGENCY DEBT - 3.2%
7,995,000		Federal Home Loan Bank (FHLB)	0.045	04/02/14	7,994,990
20,000,000		FHLB	0.065	04/25/14	19,999,133
15,100,000		FHLB	0.100	05/02/14	15,098,700
		TOTAL GOVERNMENT AGENCY DEBT			43,092,823

TREASURY DEBT - 1.2%
4,100,000		United States Treasury Bill	0.048	04/10/14	4,099,951
1,200,000		United States Treasury Bill	0.050	04/17/14	1,199,973
10,000,000	d	United States Treasury Bill	0.065	04/24/14	9,999,585
		TOTAL TREASURY DEBT			15,299,509

		TOTAL SHORT-TERM INVESTMENTS			58,392,332
		(Cost $58,392,332)

		TOTAL INVESTMENTS - 93.9%			1,245,660,661
		(Cost $1,239,850,086)
		OTHER ASSETS & LIABILITIES, NET - 6.1%			80,452,712
		NET ASSETS - 100.0%			$1,326,113,373

d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities was $322,490,852 or 24.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
183

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.8%

MEDIA - 0.2%
$250,000	i	Virgin Media Investment Holdings Ltd	3.500%	06/08/20	$249,332
		TOTAL MEDIA			249,332

UTILITIES - 0.6%
500,000	i	ExGen Renewables I LLC	5.250	02/06/21	506,875
		TOTAL UTILITIES			506,875

		TOTAL BANK LOAN OBLIGATIONS			756,207
		(Cost $747,021)

BONDS - 92.4%

CORPORATE BONDS - 41.6%

BANKS - 11.0%
250,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.684	02/26/16	250,253
250,000	i	Capital One Bank USA NA	0.684	03/22/16	250,270
250,000		Capital One Bank USA NA	1.500	03/22/18	244,769
500,000		Capital One Bank USA NA	2.250	02/13/19	496,310
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	247,991
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	248,292
250,000		Discover Bank	2.000	02/21/18	248,871
500,000		Discover Bank	4.200	08/08/23	512,644
515,000		First Niagara Financial Group, Inc	6.750	03/19/20	589,987
500,000		HSBC Holdings plc	4.250	03/14/24	500,615
500,000		HSBC Holdings plc	5.250	03/14/44	505,578
250,000		HSBC USA, Inc	1.625	01/16/18	247,936
1,000,000		Huntington Bancshares, Inc	2.600	08/02/18	1,006,752
500,000		Huntington National Bank	1.350	08/02/16	502,432
500,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	501,681
250,000		Manufacturers & Traders Trust Co	1.450	03/07/18	244,630
250,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	247,438
500,000	i	National City Bank	0.583	12/15/16	496,726
507,000		People’s United Financial, Inc	3.650	12/06/22	496,834
500,000		PNC Bank NA	2.200	01/28/19	498,370
500,000		Regions Financial Corp	2.000	05/15/18	490,051
250,000		Royal Bank of Canada	1.500	01/16/18	247,886
250,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	247,003
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	490,095
250,000	i	State Street Bank and Trust Co	0.435	12/08/15	249,738
260,000		SVB Financial Group	5.375	09/15/20	288,534
500,000	i	Toronto-Dominion Bank	0.786	04/30/18	502,831
250,000		US Bancorp	2.950	07/15/22	240,451
		TOTAL BANKS			11,094,968
184

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CAPITAL GOODS - 2.0%
$250,000		Eaton Corp	4.000%	11/02/32	$241,830
250,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	249,257
750,000		Pentair Finance S.A.	1.350	12/01/15	753,939
250,000		Pentair Finance S.A.	1.875	09/15/17	249,137
500,000		Rockwell Collins, Inc	3.700	12/15/23	507,001
		TOTAL CAPITAL GOODS			2,001,164

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
500,000		Air Lease Corp	3.875	04/01/21	500,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			500,000

CONSUMER DURABLES & APPAREL - 0.8%
250,000		Mohawk Industries, Inc	3.850	02/01/23	245,625
500,000		Whirlpool Corp	5.150	03/01/43	512,459
		TOTAL CONSUMER DURABLES & APPAREL			758,084

CONSUMER SERVICES - 0.3%
250,000	g	Service Corp International	5.375	01/15/22	253,125
		TOTAL CONSUMER SERVICES			253,125

DIVERSIFIED FINANCIALS - 3.3%
250,000		American Express Co	1.550	05/22/18	245,441
500,000		Bank of America Corp	1.350	11/21/16	500,771
250,000	i	Bank of New York Mellon Corp	0.798	08/01/18	250,959
500,000		CIT Group, Inc	3.875	02/19/19	505,471
500,000	g	EDP Finance BV	5.250	01/14/21	515,750
500,000	i	Ford Motor Credit Co LLC	1.487	05/09/16	508,356
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	504,216
250,000	g	RCI Banque S.A.	3.500	04/03/18	259,688
108,000		Unilever Capital Corp	0.850	08/02/17	106,147
		TOTAL DIVERSIFIED FINANCIALS			3,396,799

ENERGY - 3.2%
500,000		Noble Energy, Inc	5.250	11/15/43	521,870
250,000		Noble Holding International Ltd	2.500	03/15/17	254,362
500,000	g	Northern Natural Gas Co	4.100	09/15/42	456,397
500,000	g	ONE Gas, Inc	4.658	02/01/44	519,070
500,000		Statoil ASA	2.900	11/08/20	504,444
500,000		Statoil ASA	2.650	01/15/24	467,631
500,000		Statoil ASA	3.950	05/15/43	465,104
		TOTAL ENERGY			3,188,878

FOOD & STAPLES RETAILING - 1.0%
500,000		Kroger Co	1.200	10/17/16	500,498
500,000		Kroger Co	2.300	01/15/19	495,247
		TOTAL FOOD & STAPLES RETAILING			995,745

FOOD, BEVERAGE & TOBACCO - 0.5%
500,000	i	Mondelez International, Inc	0.776	02/01/19	496,699
		TOTAL FOOD, BEVERAGE & TOBACCO			496,699
185

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
$500,000		Laboratory Corp of America Holdings	2.500%	11/01/18	$498,246
500,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	496,975
500,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	514,416
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,509,637

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
250,000		Colgate-Palmolive Co	1.950	02/01/23	225,688
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			225,688

INSURANCE - 1.2%
250,000		Aetna, Inc	1.500	11/15/17	249,483
250,000	i	Prudential Financial, Inc	5.200	03/15/44	248,125
500,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	471,236
250,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	233,260
		TOTAL INSURANCE			1,202,104

MATERIALS - 1.0%
500,000		Agrium, Inc	3.150	10/01/22	472,258
500,000		Nucor Corp	4.000	08/01/23	498,652
50,000		Rock Tenn Co	4.000	03/01/23	50,276
		TOTAL MATERIALS			1,021,186

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
250,000		AbbVie, Inc	1.750	11/06/17	250,790
250,000		Bristol-Myers Squibb Co	3.250	08/01/42	203,480
500,000		Gilead Sciences, Inc	2.050	04/01/19	495,492
500,000		Gilead Sciences, Inc	4.800	04/01/44	514,702
500,000		Johnson & Johnson	0.700	11/28/16	499,343
500,000		Johnson & Johnson	4.375	12/05/33	524,499
500,000		Johnson & Johnson	4.500	09/01/40	517,603
250,000		Merck & Co, Inc	1.100	01/31/18	245,091
275,000		Merck & Co, Inc	3.600	09/15/42	241,272
500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	525,000
250,000	g	VPII Escrow Corp	6.750	08/15/18	275,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,292,272

REAL ESTATE - 3.3%
500,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	498,600
500,000		Federal Realty Investment Trust	2.750	06/01/23	467,279
250,000		HCP, Inc	2.625	02/01/20	244,210
250,000		Kilroy Realty Corp	5.000	11/03/15	265,790
250,000		Kilroy Realty LP	3.800	01/15/23	243,703
500,000	g	Mid-America Apartments LP	6.250	06/15/14	505,500
500,000		Mid-America Apartments LP	4.300	10/15/23	504,421
250,000		Ventas Realty LP	2.000	02/15/18	249,429
450,000		Washington REIT	4.950	10/01/20	478,430
		TOTAL REAL ESTATE			3,457,362

186

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
RETAILING - 0.2%
$250,000		O’Reilly Automotive, Inc	3.800%	09/01/22	$246,024
		TOTAL RETAILING			246,024

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
250,000		CC Holdings GS V LLC	2.381	12/15/17	250,014
500,000	i	Hewlett-Packard Co	1.182	01/14/19	501,163
500,000		Xerox Corp	2.750	03/15/19	500,421
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,251,598

TELECOMMUNICATION SERVICES - 1.2%
500,000		CenturyLink, Inc	6.750	12/01/23	530,625
500,000	g	Sprint Corp	7.250	09/15/21	545,000
250,000		Vodafone Group plc	1.500	02/19/18	245,802
		TOTAL TELECOMMUNICATION SERVICES			1,321,427

TRANSPORTATION - 1.0%
500,000		GATX Corp	5.200	03/15/44	514,041
500,000		Ryder System, Inc	2.550	06/01/19	496,854
		TOTAL TRANSPORTATION			1,010,895

UTILITIES - 4.0%
500,000		Delmarva Power & Light Co	3.500	11/15/23	501,839
250,000	g	International Transmission Co	4.625	08/15/43	259,799
125,000		ITC Holdings Corp	5.300	07/01/43	131,592
500,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	497,946
250,000		NiSource Finance Corp	4.800	02/15/44	239,432
250,000		Northeast Utilities	1.450	05/01/18	242,614
250,000		Northern States Power Co	2.600	05/15/23	235,853
250,000	i	NSTAR Electric Co	0.476	05/17/16	249,590
250,000		Pacific Gas & Electric Co	3.750	02/15/24	249,495
500,000		Pacific Gas & Electric Co	4.750	02/15/44	505,899
500,000		PG&E Corp	2.400	03/01/19	496,746
250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	243,893
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	261,560
		TOTAL UTILITIES			4,116,258

		TOTAL CORPORATE BONDS			42,339,913
		(Cost $42,181,074)

GOVERNMENT BONDS - 41.8%

AGENCY SECURITIES - 4.8%
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	495,976
225,000	j	Government Trust Certificate	0.000	04/01/21	178,984
500,000		Hashemite Kingdom of Jordan	2.503	10/30/20	499,232
500,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	496,969
250,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	252,318
238,971		OPIC	3.540	06/15/30	244,385
250,000		OPIC	3.370	12/15/30	252,034
500,000		OPIC	3.820	12/20/32	506,580
250,000		OPIC	3.938	12/20/32	256,122
187

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$395,000		United States Department of Housing and Urban Development (HUD)	4.140%	08/01/14	$400,195
250,000		HUD	2.050	08/01/19	250,533
250,000		HUD	4.870	08/01/19	283,057
300,000		HUD	2.450	08/01/20	302,720
250,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	252,553
		TOTAL AGENCY SECURITIES			4,671,658

FOREIGN GOVERNMENT BONDS - 6.8%
500,000		African Development Bank	0.750	10/18/16	498,840
500,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	497,820
230,730	g	Carpintero Finance Ltd	2.004	09/18/24	223,469
250,000		Council of Europe Development Bank	1.000	03/07/18	245,257
500,000		European Bank for Reconstruction & Development	1.625	04/10/18	502,242
500,000		Export Development Canada	0.875	01/30/17	499,255
250,000		Export-Import Bank of Korea	1.750	02/27/18	247,094
250,000		Hydro Quebec	1.375	06/19/17	250,910
500,000	i	International Bank for Reconstruction & Development	0.177	07/22/15	499,609
500,000		International Bank for Reconstruction & Development	0.375	08/24/15	500,301
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	541,459
250,000		International Finance Corp	2.250	04/28/14	250,352
250,000		International Finance Corp	0.500	05/15/15	250,055
500,000		International Finance Corp	0.500	05/16/16	498,632
500,000	g,i	International Finance Facility for Immunisation	0.420	07/05/16	500,112
500,000	g	Kommunalbanken AS.	0.750	11/21/16	494,155
250,000		North American Development Bank	2.300	10/10/18	247,055
250,000		Province of Ontario Canada	1.200	02/14/18	246,460
		TOTAL FOREIGN GOVERNMENT BONDS			6,993,077

MORTGAGE BACKED - 13.6%
134,630		Federal National Mortgage Association (FNMA)	4.500	10/01/19	142,645
274,811		FNMA	5.000	09/01/25	292,284
377,886		FNMA	3.500	11/01/25	397,151
817,501		FNMA	3.000	05/01/27	841,248
1,138,018		FNMA	2.500	10/01/27	1,140,962
1,210,289		FNMA	4.500	08/01/39	1,301,922
677,904		FNMA	4.500	04/01/40	729,113
500,014		FNMA	5.500	07/01/40	555,369
839,131		FNMA	4.000	10/01/40	876,353
293,411		FNMA	6.000	10/01/40	327,702
259,314		FNMA	5.000	11/01/40	282,215
1,090,514		FNMA	3.500	01/01/43	1,097,892
959,142		FNMA	4.000	02/25/44	1,007,167
1,060,930		Government National Mortgage Association (GNMA)	3.000	02/20/39	1,089,390
578,790		GNMA	3.500	08/20/39	597,034
239,089		GNMA	5.000	10/20/39	261,004
335,713		GNMA	4.000	06/15/40	353,546
670,297		GNMA	4.000	05/20/42	705,302
263,562		GNMA	5.000	06/20/42	288,581
954,283		GNMA	3.000	02/20/43	940,858
492,379		GNMA	3.500	07/15/43	503,280
		TOTAL MORTGAGE BACKED			13,731,018

188

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MUNICIPAL BONDS - 8.6%
$300,000		American Municipal Power	6.270%	02/15/50	$341,376
250,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	247,470
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	257,627
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	503,980
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	248,280
250,000		City of Houston TX Utility System Revenue	2.923	05/15/21	249,128
250,000		City of Jersey City NJ	1.192	09/01/15	250,390
250,000		Commonwealth Financing Authority	2.675	06/01/21	241,375
500,000		Commonwealth of Massachusetts	5.000	08/01/33	554,220
250,000		Florida Governmental Utility Authority	2.000	10/01/16	248,132
500,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	505,000
500,000	j	Garden State Preservation Trust	0.000	11/01/22	390,250
250,000		Grant County Public Utility District No 2	4.700	01/01/28	251,785
500,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	501,465
250,000		Guadalupe-Blanco River Authority Industrial Development Corp	4.633	04/15/33	246,262
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	220,162
250,000		New York State Energy Research & Development Authority	1.028	07/01/16	249,435
250,000		New York State Energy Research & Development Authority	2.772	07/01/20	250,380
250,000		Niagara Area Development Corp	4.000	11/01/24	242,430
170,000		Ohio State Water Development Authority	4.879	12/01/34	181,008
250,000		Oklahoma Water Resources Board	2.444	04/01/20	248,898
250,000		Oklahoma Water Resources Board	3.071	04/01/22	249,680
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	250,883
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	206,283
250,000		South Dakota Conservancy District	1.648	08/01/18	248,405
250,000		State of California	4.988	04/01/39	249,677
655,000		Washington County Clean Water Services	4.828	10/01/22	730,030
250,000		West Virginia Water Development Authority	5.000	11/01/21	291,583
		TOTAL MUNICIPAL BONDS			8,655,594

U.S. TREASURY SECURITIES - 8.0%
275,000		United States Treasury Bond	2.875	05/15/43	240,023
1,275,000		United States Treasury Bond	3.750	11/15/43	1,320,023
215,000		United States Treasury Note	0.250	12/31/15	214,714
390,000		United States Treasury Note	0.750	03/15/17	388,538
3,347,600		United States Treasury Note	1.500	02/28/19	3,314,124
450,000		United States Treasury Note	1.875	06/30/20	443,215
2,165,000		United States Treasury Note	2.750	02/15/24	2,169,737
		TOTAL U.S. TREASURY SECURITIES			8,090,374

		TOTAL GOVERNMENT BONDS			42,141,721
		(Cost $42,492,419)

189

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 9.0%

ASSET BACKED - 4.3%
$250,000		Ally Master Owner Trust	1.720%	07/15/19	$251,222
		Series - 2012 4 (Class A)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	262,417
		Series - 2010 3A (Class B)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	251,305
		Series - 2012 3A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	562,881
		Series - 2010 1A (Class B3)
500,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	500,150
		Series - 2014 T1 (Class DT1)
155,860	i	Lehman XS Trust	0.404	02/25/36	140,907
		Series - 2006 1 (Class 1A1)
500,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	500,000
		Series - 2014 T1 (Class A1)
500,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	2.266	03/15/45	500,000
		Series - 2014 T1 (Class D1)
216,825	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.674	01/25/36	215,524
		Series - 2005 WCH1 (Class M2)
165,631	g,i	Structured Asset Securities Corp	0.374	10/25/36	160,301
		Series - 2006 GEL4 (Class A2)
500,000		Toyota Auto Receivables Owner Trust	0.410	08/15/16	500,135
		Series - 2014 A (Class A2)
500,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	500,727
		Series - 2014 A (Class A3)
		TOTAL ASSET BACKED			4,345,569

OTHER MORTGAGE BACKED - 4.7%
204,506	g	7 WTC Depositor LLC Trust	4.082	03/13/31	213,405
		Series - 2012 7WTC (Class A)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	525,403
		Series - 2007 1 (Class AMFX)
250,000	i	Banc of America Commercial Mortgage Trust	5.813	02/10/51	256,637
		Series - 2007 4 (Class AJ)
120,000	i	Bear Stearns Commercial Mortgage Securities	5.958	09/11/42	130,744
		Series - 2007 T28 (Class AJ)
500,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	522,239
		Series - 2007 PW15 (Class AM)
410,993	i	Countrywide Home Loan Mortgage Pass Through Trust	2.527	11/20/34	388,129
		Series - 2004 HYB6 (Class A2)
255,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	274,406
		Series - 2006 C4 (Class AM)
81,754	i	Impac CMB Trust	0.814	03/25/35	74,585
		Series - 2004 11 (Class 2A1)
710,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	791,996
		Series - 2007 LD12 (Class AM)
350,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	371,904
		Series - 2007 C2 (Class AM)
250,000	g	OBP Depositor LLC Trust	4.646	07/15/45	274,721
		Series - 2010 OBP (Class A)
203,682		RFMSI Trust	5.500	03/25/35	209,838
		Series - 2005 S2 (Class A6)
190

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818%	05/15/46	$77,465
		Series - 2007 C34 (Class AM)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.933	05/15/46	507,300
		Series - 2007 C34 (Class AJ)
110,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	107,399
		Series - 2007 C32 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			4,726,171

		TOTAL STRUCTURED ASSETS			9,071,740
		(Cost $9,062,695)

		TOTAL BONDS			93,553,374
		(Cost $93,736,188)

SHARES		COMPANY
PREFERRED STOCKS - 0.3%

BANKS - 0.3%
250		M&T Bank Corp	6.375	12/30/49	249,757
		TOTAL BANKS			249,757
		TOTAL PREFERRED STOCKS			249,757
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.0%

TREASURY DEBT - 4.0%
$4,000,000		United States Treasury Bill	0.040	04/17/14	3,999,929
		TOTAL TREASURY DEBT			3,999,929

		TOTAL SHORT-TERM INVESTMENTS			3,999,929
		(Cost $3,999,929)

		TOTAL INVESTMENTS - 97.5%			98,559,267
		(Cost $98,738,763)
		OTHER ASSETS & LIABILITIES, NET - 2.5%			2,578,321
		NET ASSETS - 100.0%			$101,137,588

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2014, the aggregate value of these securities, including those in “Other,” was $13,009,266 or 12.9% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
191

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

 TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 103.5%

ARIZONA - 1.1%
$1,225,000		Arizona School Facilities Board, COP	5.000%	09/01/19	$1,391,686
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,292,320
		TOTAL ARIZONA			3,684,006

CALIFORNIA - 9.7%
2,000,000		California State Department of Water Resources	5.000	05/01/20	2,371,940
3,250,000		California State Public Works Board	5.000	09/01/24	3,764,442
5,000,000		California State Public Works Board	5.000	09/01/39	5,273,900
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,256,720
5,000,000		State of California, GO	5.000	12/01/17	5,732,700
2,000,000		State of California, GO	5.000	02/01/22	2,354,960
2,000,000		State of California, GO	5.000	04/01/22	2,358,700
2,000,000		State of California, GO	5.250	10/01/22	2,396,560
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,078,984
1,450,000		West Contra Costa Unified School District, GO	6.000	08/01/21	1,795,492
1,810,000		West Contra Costa Unified School District, GO	5.700	02/01/22	2,207,892
		TOTAL CALIFORNIA			32,592,290

COLORADO - 1.0%
1,000,000		Denver City & County School District No, GO	5.500	12/01/23	1,227,120
1,600,000	h	University of Northern Colorado	5.000	06/01/23	1,890,544
		TOTAL COLORADO			3,117,664

CONNECTICUT - 3.5%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,560,874
3,000,000	i	State of Connecticut, GO	1.080	08/15/20	3,049,080
1,000,000		State of Connecticut, GO	5.000	05/15/21	1,177,730
2,000,000		State of Connecticut, GO	5.000	10/15/22	2,365,200
3,000,000		State of Connecticut, GO	5.000	10/15/23	3,559,890
		TOTAL CONNECTICUT			11,712,774

FLORIDA - 3.6%
1,485,000		Broward County School Board, COP	5.250	07/01/16	1,622,615
6,000,000	h	City of Orlando FL	5.000	11/01/44	6,368,460
1,365,000		County of Broward FL, GO	5.000	01/01/21	1,625,920
1,000,000		County of Orange FL	5.000	10/01/21	1,131,910
1,225,000		JEA Electric System Revenue	5.000	10/01/21	1,434,034
		TOTAL FLORIDA			12,182,939

192

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GEORGIA - 2.8%
$1,000,000	h	City of Atlanta Department of Aviation	5.000%	01/01/24	$1,155,060
1,000,000	h	City of Atlanta Department of Aviation	5.000	01/01/28	1,120,260
1,000,000	h	City of Atlanta Department of Aviation	5.000	01/01/29	1,114,150
1,470,000		Fulton County Development Authority	5.000	11/01/18	1,691,852
4,000,000		State of Georgia, GO	5.000	12/01/16	4,470,680
		TOTAL GEORGIA			9,552,002

HAWAII - 0.3%
1,000,000		State of Hawaii, GO	5.000	12/01/22	1,177,100
		TOTAL HAWAII			1,177,100

ILLINOIS - 9.3%
2,000,000		Chicago Board of Education	5.000	12/01/20	2,224,480
5,000,000	i	Chicago Board of Education	0.890	03/01/36	4,837,900
1,230,000		Chicago Board of Education, GO	6.000	01/01/20	1,342,385
1,665,000		Chicago Board of Education, GO	5.000	12/01/21	1,858,739
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,101,420
2,085,000		Chicago State University	5.500	12/01/23	2,264,393
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,361,459
1,500,000		County of Cook IL, GO	5.000	11/15/15	1,609,305
1,000,000		County of Cook IL, GO	5.000	11/15/16	1,108,810
1,000,000		County of Cook IL, GO	5.000	11/15/17	1,129,160
1,500,000		County of Cook IL, GO	5.000	11/15/17	1,693,740
2,000,000		Illinois Finance Authority	5.000	07/01/17	2,262,960
1,500,000		State of Illinois	5.000	06/15/19	1,732,380
840,000		State of Illinois	6.250	12/15/20	930,334
2,045,000		State of Illinois, GO	5.000	01/01/20	2,150,686
1,000,000		State of Illinois, GO	5.250	01/01/20	1,146,840
2,500,000		State of Illinois, GO	5.000	02/01/23	2,782,550
		TOTAL ILLINOIS			31,537,541

INDIANA - 1.6%
785,000		Griffith Multi-School Building Corp, GO	5.000	07/15/15	832,218
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,388,943
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,221,300
		TOTAL INDIANA			5,442,461

LOUISIANA - 0.3%
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,138,500
		TOTAL LOUISIANA			1,138,500

MARYLAND - 5.5%
4,000,000		County of Montgomery MD, GO	5.000	07/01/21	4,769,720
4,500,000		State of Maryland Department of Transportation	5.000	12/01/17	5,162,940
2,750,000		State of Maryland, GO	5.000	07/15/15	2,919,455
5,000,000		State of Maryland, GO	5.250	08/15/16	5,566,850
		TOTAL MARYLAND			18,418,965
193

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MASSACHUSETTS - 6.2%
$2,000,000	Commonwealth of Massachusetts	5.000%	08/01/20	$2,366,660
1,390,000	Commonwealth of Massachusetts, GO	5.250	08/01/17	1,593,204
5,260,000	Commonwealth of Massachusetts, GO	5.250	08/01/22	6,363,232
1,750,000	Massachusetts Development Finance Agency	5.000	07/01/23	2,070,985
3,000,000	Massachusetts State College Building Authority	5.000	05/01/20	3,525,750
4,230,000	Massachusetts Water Pollution Abatement Trust	5.250	08/01/21	5,136,870
	TOTAL MASSACHUSETTS			21,056,701

MICHIGAN - 0.8%
1,000,000	Michigan Finance Authority	5.000	10/01/22	1,186,900
1,005,000	Michigan Municipal Bond Authority	5.000	10/01/19	1,185,207
	TOTAL MICHIGAN			2,372,107

MINNESOTA - 3.7%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,087,690
3,000,000	St. Paul Port Authority	5.000	12/01/21	3,535,890
5,000,000	State of Minnesota, GO	5.000	10/01/23	6,017,850
1,715,000	University of Minnesota	5.000	08/01/21	2,030,646
	TOTAL MINNESOTA			12,672,076

MISSOURI - 0.5%
1,500,000	City of Kansas City MO Airport Revenue	5.000	09/01/19	1,703,295
	TOTAL MISSOURI			1,703,295

NEBRASKA - 0.3%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,102,320
	TOTAL NEBRASKA			1,102,320

NEW JERSEY - 2.5%
1,500,000	New Jersey Building Authority	5.000	06/15/15	1,583,820
2,250,000	New Jersey Building Authority	5.000	06/15/16	2,465,505
2,000,000	New Jersey Building Authority	5.000	06/15/17	2,249,280
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,200,613
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/23	1,148,170
	TOTAL NEW JERSEY			8,647,388

NEW YORK - 16.8%
2,000,000	Battery Park City Authority	5.000	11/01/23	2,423,500
4,000,000	City of New York NY, GO	5.000	08/01/17	4,536,440
4,000,000	City of New York NY, GO	5.000	08/01/18	4,620,800
3,600,000	County of Rockland NY, GO	2.000	03/17/15	3,646,764
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,166,150
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,180,750
1,000,000	Metropolitan Transportation Authority	5.250	11/15/23	1,175,750
2,000,000	New York City Health & Hospital Corp	5.000	02/15/20	2,285,280
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,090,180
194

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,250,000		New York State Dormitory Authority	5.000%	10/01/17	$2,545,042
5,000,000		New York State Dormitory Authority	5.000	12/15/22	5,928,800
3,000,000		New York State Dormitory Authority	5.000	03/15/23	3,579,510
1,500,000		New York State Thruway Authority	5.000	05/01/19	1,732,695
1,050,000		New York State Thruway Authority Highway & Bridge Trust Fund	5.000	04/01/16	1,143,649
2,000,000		New York State Urban Development Corp	5.000	03/15/20	2,342,320
4,000,000		New York State Urban Development Corp	5.000	03/15/20	4,684,640
4,000,000		New York State Urban Development Corp	5.000	03/15/21	4,706,840
5,000,000		New York State Urban Development Corp, GO	5.000	03/15/22	5,896,100
1,635,000		Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,888,654
		TOTAL NEW YORK			56,573,864

OHIO - 6.7%
2,000,000		City of Cincinnati OH	5.000	12/01/21	2,375,720
1,500,000		City of Columbus OH, GO	5.000	07/01/21	1,788,645
1,000,000		Ohio Air Quality Development Authority	5.625	06/01/18	1,086,410
1,750,000		Ohio Higher Educational Facility Commission	5.000	12/01/23	2,051,210
1,500,000		Ohio State Turnpike Commission	5.000	02/15/20	1,725,480
3,000,000		Ohio State Water Development Authority	5.000	06/01/23	3,591,570
1,660,000		State of Ohio	5.000	01/15/21	1,856,926
1,000,000		State of Ohio, GO	5.000	09/15/20	1,182,670
1,000,000		State of Ohio, GO	5.000	08/01/21	1,187,760
4,000,000		State of Ohio, GO	5.000	06/15/22	4,773,080
1,000,000		State of Ohio, GO	5.000	09/15/22	1,194,400
		TOTAL OHIO			22,813,871

RHODE ISLAND - 2.5%
5,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	5,941,200
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,331,360
		TOTAL RHODE ISLAND			8,272,560

SOUTH CAROLINA - 0.7%
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,237,342
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,165,030
		TOTAL SOUTH CAROLINA			2,402,372

TEXAS - 10.5%
5,000,000		City Public Service Board of San Antonio TX	5.250	02/01/24	6,065,050
5,000,000		Dallas Area Rapid Transit	5.000	12/01/17	5,726,850
3,250,000		North Texas Municipal Water District	5.250	09/01/23	3,877,543
1,500,000		State of Texas, GO	5.000	10/01/20	1,785,870
1,000,000		State of Texas, GO	5.000	10/01/22	1,187,920
3,000,000		Tarrant Regional Water District	6.000	09/01/23	3,829,290
3,000,000		Tarrant Regional Water District	6.000	09/01/24	3,871,110
5,000,000	h	Texas Transportation Commission State Highway Fund	5.000	04/01/18	5,779,100
2,000,000	h	Texas Transportation Commission State Highway Fund	5.000	04/01/24	2,424,000
1,000,000		Texas Water Development Board	5.000	07/15/16	1,103,480
		TOTAL TEXAS			35,650,213
195

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTAH - 2.0%
$2,000,000		Intermountain Power Agency	5.000%	07/01/16	$2,196,340
1,000,000		State of Utah, GO	5.000	07/01/21	1,198,370
2,750,000	h	University of Utah	6.000	08/01/22	3,464,753
		TOTAL UTAH			6,859,463

WASHINGTON - 6.3%
4,000,000		Energy Northwest WA Electric Revenue	5.000	07/01/17	4,527,320
3,150,000		Port of Seattle WA	5.500	09/01/17	3,555,090
3,000,000		State of Washington, GO	6.000	02/01/16	3,306,210
3,000,000		State of Washington, GO	5.250	02/01/22	3,616,260
5,075,000		State of Washington, GO	5.000	02/01/23	6,047,725
		TOTAL WASHINGTON			21,052,605

WEST VIRGINIA - 0.5%
1,500,000		City of Princeton WV	5.000	05/01/21	1,633,065
		TOTAL WEST VIRGINIA			1,633,065

WISCONSIN - 4.8%
5,260,000		State of Wisconsin	5.000	05/01/19	5,760,121
5,000,000	h	State of Wisconsin, GO	5.000	05/01/17	5,638,800
1,000,000		State of Wisconsin, GO	5.000	05/01/21	1,186,180
3,100,000	h	Wisconsin Department of Transportation	5.000	07/01/24	3,557,405
		TOTAL WISCONSIN			16,142,506

		TOTAL LONG-TERM MUNICIPAL BONDS			349,510,648
		(Cost $343,151,808)

SHORT-TERM MUNICIPAL BONDS - 0.1%
NEW YORK - 0.1%
400,000	i,n	New York City Trust for Cultural Resources	0.050	04/01/14	400,000
		TOTAL NEW YORK			400,000

		TOTAL SHORT-TERM MUNICIPAL BONDS			400,000
		(Cost $400,000)

		TOTAL INVESTMENTS - 103.6%			349,910,648
		(Cost $343,551,808)
		OTHER ASSETS & LIABILITIES, NET - (3.6)%			(12,505,735)
		NET ASSETS - 100.0%			$337,404,913

Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
n	Adjustable rate bond.
196

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 5.4%
$5,000,000		Banco Del Estado De Chile	0.200%	05/12/14	$5,000,000
5,000,000		Banco Del Estado De Chile	0.210	06/09/14	5,000,000
5,000,000		Toronto-Dominion Bank	0.140	04/01/14	5,000,000
10,000,000		Toronto-Dominion Bank	0.120	05/20/14	10,000,000
5,000,000		Toronto-Dominion Bank	0.150	06/09/14	5,000,000
6,000,000		Toronto-Dominion Bank	0.150	06/11/14	6,000,000
250,000		Toronto-Dominion Bank	0.550	09/18/14	250,233
10,000,000		Wells Fargo Bank NA	0.140	06/02/14	10,000,000
		TOTAL CERTIFICATE OF DEPOSIT			46,250,233

COMMERCIAL PAPER - 46.4%
3,000,000		American Honda Finance Corp	0.100	04/07/14	2,999,950
4,000,000		American Honda Finance Corp	0.100	05/13/14	3,999,534
4,030,000		American Honda Finance Corp	0.110	05/21/14	4,029,384
4,000,000		American Honda Finance Corp	0.100	05/22/14	3,999,433
4,180,000		American Honda Finance Corp	0.110	05/23/14	4,179,336
3,000,000		American Honda Finance Corp	0.105	06/23/14	2,999,274
4,640,000	y	Australia & New Zealand Banking Group Ltd	0.150	05/07/14	4,639,304
5,000,000	y	Australia & New Zealand Banking Group Ltd	0.150	05/14/14	4,999,104
5,000,000		Bank of Nova Scotia	0.195	05/07/14	4,999,025
7,840,000		Bank of Nova Scotia	0.185	06/19/14	7,836,817
1,560,000		Bank of Nova Scotia	0.175	07/02/14	1,559,302
3,065,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.160	04/14/14	3,064,823
2,025,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.120	04/15/14	2,024,906
2,090,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.185	05/20/14	2,089,474
2,390,000	y	Bedford Row Funding Corp	0.090-0.230	04/01/14	2,390,000
5,970,000	y	Bedford Row Funding Corp	0.125-0.180	05/19/14	5,968,766
3,000,000	y	Bedford Row Funding Corp	0.250-0.260	11/03/14	2,995,440
2,000,000		Ciesco LLC	0.170	05/12/14	1,999,613
5,700,000	y	Coca-Cola Co	0.100	04/09/14	5,699,873
5,000,000	y	Coca-Cola Co	0.125	04/10/14	4,999,844
4,000,000	y	Coca-Cola Co	0.090	05/02/14	3,999,690
4,500,000	y	Coca-Cola Co	0.120	06/04/14	4,499,040
10,725,000	y	Commonwealth Bank of Australia	0.140-0.155	04/03/14	10,724,911
1,020,000	y	Commonwealth Bank of Australia	0.160	04/23/14	1,019,900
10,000,000	y	Commonwealth Bank of Australia	0.160	06/27/14	9,996,133
3,000,000	y	Commonwealth Bank of Australia	0.170	06/30/14	2,998,725
5,000,000	y	Corporate Asset Funding Co, Inc	0.170	05/06/14	4,999,174
1,450,000	y	DBS Bank Ltd	0.250	04/01/14	1,450,000
1,100,000	y	DBS Bank Ltd	0.170	06/03/14	1,099,673
5,000,000	y	DBS Bank Ltd	0.170	06/12/14	4,998,300
300,000	y	DBS Bank Ltd	0.230	07/28/14	299,774
2,900,000		Exxon Mobil Corp	0.080	04/07/14	2,899,961
1,000,000	y	Fairway Finance LLC	0.160	04/08/14	999,969
197

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,000,000	y	Fairway Finance LLC	0.140%	04/17/14	$6,999,565
3,000,000	y	Fairway Finance LLC	0.150	04/25/14	2,999,700
3,000,000	y	Fairway Finance LLC	0.150	04/29/14	2,999,650
2,000,000	y	Fairway Finance LLC	0.120	05/05/14	1,999,773
2,567,000	y	Fairway Finance LLC	0.150	05/13/14	2,566,551
4,000,000	y	Fairway Finance LLC	0.150	06/12/14	3,998,800
6,925,000		General Electric Capital Corp	0.120	05/27/14	6,923,707
5,000,000		General Electric Capital Corp	0.150	08/15/14	4,997,167
5,000,000		General Electric Co	0.090	06/25/14	4,998,938
5,000,000	y	Hydro-Quebec	0.080	04/08/14	4,999,922
5,000,000	y	Hydro-Quebec	0.100	04/09/14	4,999,889
7,000,000	y	Hydro-Quebec	0.110	04/14/14	6,999,722
5,000,000	y	Hydro-Quebec	0.120	05/28/14	4,999,050
5,000,000	y	Hydro-Quebec	0.110	06/19/14	4,998,793
472,000		JPMorgan Chase Bank NA	0.150	04/28/14	471,947
229,000		JPMorgan Chase Bank NA	0.200	05/19/14	228,939
230,000		JPMorgan Chase Bank NA	0.160	05/20/14	229,950
331,000		JPMorgan Chase Bank NA	0.175	06/10/14	330,887
133,000		JPMorgan Chase Bank NA	0.200	06/16/14	132,944
356,000		JPMorgan Chase Bank NA	0.175	06/18/14	355,865
5,000,000	y	Liberty Street Funding LLC	0.140	04/16/14	4,999,708
3,000,000	y	Liberty Street Funding LLC	0.167	04/22/14	2,999,708
2,100,000	y	Liberty Street Funding LLC	0.170	04/23/14	2,099,782
5,700,000	y	Merck & Co, Inc	0.070	04/29/14	5,699,690
2,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.170	04/08/14	1,999,934
10,000,000	y	National Australia Funding Delaware, Inc	0.160-0.163	05/05/14	9,998,476
6,500,000	y	National Australia Funding Delaware, Inc	0.130	06/24/14	6,498,028
5,880,000	y	Nestle Capital Corp	0.100	04/03/14	5,879,967
5,000,000	y	Nestle Capital Corp	0.100	05/09/14	4,999,472
7,550,000	y	Nestle Capital Corp	0.100-0.115	06/12/14	7,548,480
10,000,000	y	Nestle Capital Corp	0.110	06/18/14	9,997,617
4,000,000	y	Old Line Funding LLC	0.160	04/25/14	3,999,573
1,000,000	y	Old Line Funding LLC	0.150	06/02/14	999,742
800,000	y	Old Line Funding LLC	0.175	06/20/14	799,689
2,000,000	y	Old Line Funding LLC	0.180	07/09/14	1,999,010
735,000	y	Private Export Funding Corp	0.250	04/07/14	734,969
3,350,000	y	Private Export Funding Corp	0.150	07/14/14	3,348,548
4,000,000	y	Procter & Gamble Co	0.090	04/21/14	3,999,800
1,500,000	y	Procter & Gamble Co	0.100	05/05/14	1,499,858
6,850,000	y	Procter & Gamble Co	0.100	05/28/14	6,848,916
5,000,000	y	Procter & Gamble Co	0.100	06/10/14	4,999,028
4,750,000	y	Procter & Gamble Co	0.100	06/11/14	4,749,063
5,200,000	y	Procter & Gamble Co	0.110	06/13/14	5,198,840
5,000,000		Province of Ontario Canada	0.100	04/08/14	4,999,903
3,480,000		Province of Ontario Canada	0.110	04/10/14	3,479,904
12,000,000		Province of Ontario Canada	0.100	04/22/14	11,999,300
1,050,000		Province of Ontario Canada	0.110	04/24/14	1,049,926
5,000,000		Province of Ontario Canada	0.105	06/13/14	4,998,936
1,000,000	y	Province of Quebec Canada	0.100	05/12/14	999,886
5,500,000	y	PSP Capital, Inc	0.110-0.120	04/04/14	5,499,946
11,500,000	y	PSP Capital, Inc	0.140-0.160	06/16/14	11,496,517
4,000,000	y	PSP Capital, Inc	0.130	06/24/14	3,998,787
198

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Rabobank USA Financial Corp	0.200%	05/13/14	$499,883
400,000		Rabobank USA Financial Corp	0.200	07/09/14	399,780
3,000,000	y	Thunder Bay Funding LLC	0.175	06/25/14	2,998,760
3,000,000	y	Thunder Bay Funding LLC	0.180	07/03/14	2,998,605
2,500,000		Toyota Motor Credit Corp	0.170	04/17/14	2,499,811
4,500,000		Toyota Motor Credit Corp	0.130	06/03/14	4,498,976
3,000,000		Toyota Motor Credit Corp	0.150	06/23/14	2,998,963
3,030,000	y	United Overseas Bank Ltd	0.210	04/14/14	3,029,770
4,500,000	y	United Overseas Bank Ltd	0.185	04/22/14	4,499,514
2,000,000	y	United Overseas Bank Ltd	0.190	04/28/14	1,999,715
5,650,000	y	United Overseas Bank Ltd	0.170-0.200	05/13/14	5,648,717
6,000,000	y	United Overseas Bank Ltd	0.180	06/17/14	5,997,690
900,000	y	United Overseas Bank Ltd	0.220	07/14/14	899,428
2,000,000	y	United Overseas Bank Ltd	0.200	07/21/14	1,998,767
2,000,000		US Bank NA	0.220	05/19/14	1,999,413
10,000,000	y	Wal-Mart Stores, Inc	0.080-0.090	04/28/14	9,999,340
		TOTAL COMMERCIAL PAPER			398,078,346

GOVERNMENT AGENCY DEBT - 22.7%
5,000,000		Federal Farm Credit Bank (FFCB)	0.065	05/23/14	4,999,531
11,177,000		Federal Home Loan Bank (FHLB)	0.060-0.085	04/02/14	11,176,981
11,500,000		FHLB	0.055-0.110	04/04/14	11,499,910
5,000,000		FHLB	0.068	04/09/14	4,999,925
14,060,000		FHLB	0.055-0.060	04/11/14	14,059,771
6,235,000		FHLB	0.055-0.080	04/21/14	6,234,776
6,710,000		FHLB	0.057-0.070	04/23/14	6,709,743
235,000		FHLB	0.080	04/25/14	234,988
5,000,000		FHLB	0.060	04/30/14	4,999,758
500,000		FHLB	0.075	05/01/14	499,969
5,000,000		FHLB	0.072-0.090	05/02/14	4,999,659
6,405,000		FHLB	0.050-0.065	05/07/14	6,404,631
13,600,000		FHLB	0.055-0.069	05/09/14	13,599,123
9,500,000		FHLB	0.070-0.075	05/14/14	9,499,185
9,052,000		FHLB	0.070-0.110	05/16/14	9,050,825
5,650,000		FHLB	0.060-0.070	05/19/14	5,649,479
9,978,000		FHLB	0.060-0.070	05/21/14	9,977,074
3,000,000		FHLB	0.058	05/28/14	2,999,725
4,120,000		FHLB	0.063	05/30/14	4,119,578
1,415,000		FHLB	0.070	06/04/14	1,414,824
6,000,000		FHLB	0.070-0.075	06/06/14	5,999,221
5,000,000		FHLB	0.062	06/18/14	4,999,328
10,000,000		FHLB	0.080	06/20/14	9,998,222
1,392,000		FHLB	0.070	06/25/14	1,391,770
4,350,000		FHLB	0.080	07/16/14	4,348,975
13,400,000		FHLB	0.090-0.092	07/23/14	13,396,171
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.075	04/01/14	2,000,000
4,000,000		FHLMC	0.100	04/07/14	3,999,933
270,000		FHLMC	0.060	04/14/14	269,994
700,000		FHLMC	0.050	04/28/14	699,974
1,685,000		FHLMC	0.040	05/02/14	1,684,942
2,750,000		FHLMC	0.060	05/06/14	2,749,840
230,000		FHLMC	0.070	05/08/14	229,983
199

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,160,000		Federal National Mortgage Association (FNMA)	0.065%	04/09/14	$2,159,969
4,500,000		FNMA	0.090	04/16/14	4,499,831
3,000,000		FNMA	0.075	07/14/14	2,999,350
		TOTAL GOVERNMENT AGENCY DEBT			194,556,958

TREASURY DEBT - 17.7%
1,900,000		United States Treasury Bill	0.050	04/03/14	1,899,995
3,690,000		United States Treasury Bill	0.050	04/10/14	3,689,954
5,720,000		United States Treasury Bill	0.050	04/17/14	5,719,873
10,625,000		United States Treasury Bill	0.027-0.085	04/24/14	10,624,616
5,435,000		United States Treasury Bill	0.038-0.045	05/01/14	5,434,820
7,000,000		United States Treasury Bill	0.053-0.055	05/08/14	6,999,591
3,870,000		United States Treasury Bill	0.042-0.050	05/22/14	3,869,747
3,490,000		United States Treasury Bill	0.045-0.048	05/29/14	3,489,743
2,800,000		United States Treasury Bill	0.043	06/12/14	2,799,762
1,295,000		United States Treasury Bill	0.045-0.083	06/19/14	1,294,864
11,040,000		United States Treasury Bill	0.050-0.088	06/26/14	11,037,964
2,000,000		United States Treasury Bill	0.053	07/10/14	1,999,708
3,965,000		United States Treasury Bill	0.055-0.077	07/24/14	3,964,139
7,975,000		United States Treasury Bill	0.089-0.095	08/21/14	7,972,108
680,000		United States Treasury Bill	0.060	09/04/14	679,823
175,000		United States Treasury Bill	0.068-0.090	09/18/14	174,935
6,230,000		United States Treasury Note	1.250	04/15/14	6,232,794
6,240,000		United States Treasury Note	0.250	04/30/14	6,240,479
8,000,000		United States Treasury Note	1.000	05/15/14	8,008,332
8,315,000		United States Treasury Note	0.750	06/15/14	8,325,451
7,000,000		United States Treasury Note	0.250	06/30/14	7,001,974
7,355,000		United States Treasury Note	0.625	07/15/14	7,365,407
8,410,000		United States Treasury Note	0.125	07/31/14	8,410,077
4,620,000		United States Treasury Note	0.500	08/15/14	4,626,322
2,000,000		United States Treasury Note	0.250	09/15/14	2,000,758
210,000		United States Treasury Note	0.250	09/30/14	210,174
4,930,000		United States Treasury Note	0.250	10/31/14	4,933,649
3,375,000		United States Treasury Note	0.250	11/30/14	3,377,680
3,700,000		United States Treasury Note	0.250	12/15/14	3,703,325
1,530,000		United States Treasury Note	0.125	12/31/14	1,530,054
5,735,000		United States Treasury Note	0.250	01/15/15	5,740,181
1,885,000		United States Treasury Note	0.250	03/31/15	1,886,978
		TOTAL TREASURY DEBT			151,245,277

VARIABLE RATE SECURITIES - 7.7%
8,000,000	i	Federal Farm Credit Bank (FFCB)	0.131	04/01/14	7,996,677
5,000,000	i	FFCB	0.180	04/01/14	4,999,398
5,000,000	i	FFCB	0.180	04/01/14	5,000,000
8,500,000	i	FFCB	0.181	04/01/14	8,498,728
4,500,000	i	FFCB	0.191	04/01/14	4,500,452
5,000,000	i	FFCB	0.200	04/01/14	5,001,701
5,000,000	i	FFCB	0.125	04/16/14	5,000,000
2,580,000	i	FFCB	0.330	05/19/14	2,580,296
4,600,000	i	FFCB	0.120	10/27/14	4,600,000
4,500,000	i	Federal Home Loan Bank (FHLB)	0.200	04/01/14	4,500,000
4,500,000	i	FHLB	0.220	04/01/14	4,502,191
200

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	i	Federal National Mortgage Association (FNMA)	0.137%	06/20/14	$4,999,814
4,000,000	i	Royal Bank of Canada	0.280	06/10/14	4,000,000
		TOTAL VARIABLE RATE SECURITIES			66,179,257

		TOTAL SHORT-TERM INVESTMENTS			856,310,071
		(Cost $856,310,071)

		TOTAL INVESTMENTS- 99.9%			856,310,071
		(Cost $856,310,071)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			793,299
		NET ASSETS - 100.0%			$857,103,370

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2014, the aggregate value of these securities was $291,302,375 or 34.0% of net assets.
201

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund (nine of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the "Funds" or each individually referred to as the "Fund"), at March 31, 2014 and for the year then ended, and have issued our unqualified reports thereon dated May 16, 2014 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of each of the Fund's schedule of investments in securities (the “Schedules”) as of March 31, 2014 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 16, 2014

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Dated: May 16, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer